MainStay Balanced Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 33.8%
Asset-Backed Securities 0.8%
Other Asset-Backed Securities 0.8%
Apidos CLO XXX
Series XXXA, Class A2
7.16% (3 Month SOFR + 1.862%), due 10/18/31 (a)(b)	$ 600,000	$ 600,043
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
7.305% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	750,000	755,988
Barings CLO Ltd.
Series 2024-1A, Class B
7.369% (3 Month SOFR + 2.10%), due 1/20/37 (a)(b)(c)	500,000	500,050
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
7.425% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	700,000	705,499
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
6.976% (3 Month SOFR + 1.662%), due 10/15/30 (a)(b)	1,100,000	1,095,465
STORE Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	304,762	259,306
Total Asset-Backed Securities (Cost $3,951,109)		3,916,351
Corporate Bonds 12.4%
Aerospace & Defense 0.1%
Boeing Co. (The)
5.15%, due 5/1/30	290,000	290,641
5.805%, due 5/1/50	120,000	120,173
HEICO Corp.
5.35%, due 8/1/33	210,000	213,417
		624,231
Auto Manufacturers 0.4%
Ford Motor Co.
3.25%, due 2/12/32	205,000	169,704
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	450,000	437,302
General Motors Financial Co., Inc.
6.05%, due 10/10/25	595,000	603,663
Hyundai Capital America
5.68%, due 6/26/28 (a)	580,000	595,604
		1,806,273
Auto Parts & Equipment 0.1%
Aptiv plc
3.25%, due 3/1/32	320,000	282,203

	Principal Amount	Value
Corporate Bonds
Banks 4.5%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	$ 400,000	$ 409,004
Bank of America Corp.
1.734%, due 7/22/27 (d)	1,040,000	958,600
2.087%, due 6/14/29 (d)	865,000	766,656
5.202%, due 4/25/29 (d)	660,000	665,399
5.468% (SOFR + 1.65%), due 1/23/35 (b)	200,000	203,670
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (d)	175,000	193,355
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	405,000	432,869
Citigroup, Inc. (d)
2.014%, due 1/25/26	875,000	844,548
5.61%, due 9/29/26	1,050,000	1,058,083
6.174%, due 5/25/34	410,000	425,273
Citizens Bank NA
6.064%, due 10/24/25 (d)	380,000	378,837
Credit Suisse AG
7.95%, due 1/9/25	1,000,000	1,023,231
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(b)	850,000	856,702
Deutsche Bank AG
7.079%, due 2/10/34 (d)	270,000	275,529
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	850,000	852,438
HSBC Holdings plc (d)
6.547%, due 6/20/34	330,000	343,884
7.39%, due 11/3/28	470,000	504,669
JPMorgan Chase & Co. (d)
5.012%, due 1/23/30	600,000	603,004
5.04%, due 1/23/28	625,000	627,673
5.546%, due 12/15/25	730,000	730,409
Mitsubishi UFJ Financial Group, Inc.
5.406% (1 Year Treasury Constant Maturity Rate + 1.97%), due 4/19/34 (b)	215,000	220,611
Morgan Stanley (d)
4.679%, due 7/17/26	1,314,000	1,305,133
5.173%, due 1/16/30	160,000	161,376
Morgan Stanley Bank NA
4.754%, due 4/21/26	425,000	425,457
4.952%, due 1/14/28 (d)	250,000	250,678
National Securities Clearing Corp.
5.00%, due 5/30/28 (a)	375,000	382,794
PNC Financial Services Group, Inc. (The) (d)
5.812%, due 6/12/26	415,000	417,313
6.615%, due 10/20/27	545,000	566,501
6.875%, due 10/20/34	20,000	22,228
Royal Bank of Canada
5.66%, due 10/25/24	605,000	606,473

	Principal Amount	Value
Corporate Bonds
Banks
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	$ 250,000	$ 236,667
Truist Financial Corp. (d)
5.122%, due 1/26/34	160,000	155,761
5.435%, due 1/24/30	370,000	373,153
U.S. Bancorp (d)
4.653%, due 2/1/29	370,000	364,520
5.678%, due 1/23/35	205,000	209,755
6.787%, due 10/26/27	385,000	401,646
UBS Group AG (a)
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (b)	560,000	576,720
6.442%, due 8/11/28 (d)	550,000	571,432
Wells Fargo & Co. (d)
5.198%, due 1/23/30	610,000	614,743
5.499%, due 1/23/35	385,000	392,653
		20,409,447
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	345,000	342,643
Keurig Dr Pepper, Inc.
4.05%, due 4/15/32	105,000	99,668
		442,311
Biotechnology 0.2%
Amgen, Inc.
4.05%, due 8/18/29	590,000	574,405
5.15%, due 3/2/28	300,000	305,431
5.25%, due 3/2/30	200,000	204,764
		1,084,600
Chemicals 0.3%
Celanese US Holdings LLC
6.33%, due 7/15/29	420,000	437,685
6.55%, due 11/15/30	230,000	243,296
RPM International, Inc.
2.95%, due 1/15/32	575,000	493,199
		1,174,180
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	400,000	370,080
Computers 0.0% ‡
Dell International LLC
5.75%, due 2/1/33	155,000	162,774

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 0.8%
Air Lease Corp.
0.70%, due 2/15/24	$ 1,425,000	$ 1,422,376
American Express Co.
6.489%, due 10/30/31 (d)	390,000	422,514
Ares Management Corp.
6.375%, due 11/10/28	425,000	448,970
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	605,000	626,385
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (d)	470,000	491,565
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	110,000	108,451
		3,520,261
Electric 1.5%
AEP Texas, Inc.
4.70%, due 5/15/32	40,000	39,021
American Electric Power Co., Inc.
5.625%, due 3/1/33	220,000	226,968
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	45,000	43,000
Arizona Public Service Co.
5.55%, due 8/1/33	415,000	428,815
Commonwealth Edison Co.
3.10%, due 11/1/24	290,000	284,936
Duke Energy Carolinas LLC
4.95%, due 1/15/33	195,000	196,494
Duke Energy Corp.
2.45%, due 6/1/30	240,000	209,090
4.50%, due 8/15/32	140,000	134,581
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	70,000	71,300
Enel Finance America LLC
7.10%, due 10/14/27 (a)	420,000	448,835
Entergy Arkansas LLC
5.15%, due 1/15/33	220,000	224,493
Florida Power & Light Co.
5.05%, due 4/1/28	640,000	655,382
Georgia Power Co.
4.65%, due 5/16/28	755,000	756,361
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	330,000	336,842
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	280,000	282,360
Pacific Gas and Electric Co.
5.45%, due 6/15/27	400,000	402,372
6.10%, due 1/15/29	240,000	248,651

	Principal Amount	Value
Corporate Bonds
Electric
Pacific Gas and Electric Co.
6.15%, due 1/15/33	$ 450,000	$ 467,813
6.40%, due 6/15/33	110,000	116,771
PECO Energy Co.
4.90%, due 6/15/33	310,000	312,774
Southern California Edison Co.
5.30%, due 3/1/28	380,000	389,958
5.95%, due 11/1/32	175,000	186,538
Southern Co. (The)
5.15%, due 10/6/25	220,000	220,800
5.70%, due 10/15/32	100,000	104,280
		6,788,435
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	224,000	212,089
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30	445,000	399,444
Food 0.0% ‡
Kraft Heinz Foods Co.
3.75%, due 4/1/30	130,000	123,424
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	550,000	458,942
Southwest Gas Corp.
5.45%, due 3/23/28	220,000	224,719
		683,661
Healthcare-Products 0.1%
Baxter International, Inc.
3.95%, due 4/1/30	610,000	576,331
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	620,000	552,674
Insurance 0.4%
Corebridge Financial, Inc.
3.85%, due 4/5/29	325,000	306,938
Corebridge Global Funding
5.20%, due 1/12/29 (a)	545,000	547,086

	Principal Amount	Value
Corporate Bonds
Insurance
RGA Global Funding
6.00%, due 11/21/28 (a)	$ 705,000	$ 729,977
		1,584,001
Internet 0.2%
Amazon.com, Inc.
2.10%, due 5/12/31	430,000	367,809
Meta Platforms, Inc.
3.85%, due 8/15/32	440,000	416,054
		783,863
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	420,000	427,491
Media 0.2%
Charter Communications Operating LLC
2.80%, due 4/1/31	210,000	173,519
Paramount Global
4.20%, due 5/19/32	605,000	538,356
		711,875
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	209,000	188,487
Oil & Gas 0.1%
Phillips 66 Co.
3.15%, due 12/15/29	535,000	490,404
Packaging & Containers 0.1%
Berry Global, Inc.
5.65%, due 1/15/34 (a)	305,000	308,394
Pharmaceuticals 0.2%
AbbVie, Inc.
2.95%, due 11/21/26	240,000	230,020
CVS Health Corp.
3.75%, due 4/1/30	170,000	159,224
5.30%, due 6/1/33	65,000	65,862
Merck & Co., Inc.
2.15%, due 12/10/31	415,000	351,009
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	210,000	209,740
		1,015,855

	Principal Amount	Value
Corporate Bonds
Pipelines 0.4%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	$ 270,000	$ 280,661
Energy Transfer LP
3.75%, due 5/15/30	185,000	171,058
5.75%, due 2/15/33	205,000	209,932
Enterprise Products Operating LLC
4.85%, due 1/31/34	415,000	415,249
MPLX LP
4.95%, due 9/1/32	178,000	173,658
Targa Resources Partners LP
5.50%, due 3/1/30	755,000	751,399
		2,001,957
Real Estate Investment Trusts 0.4%
American Tower Corp.
2.10%, due 6/15/30	660,000	554,335
CubeSmart LP
2.25%, due 12/15/28	340,000	300,249
Simon Property Group LP
1.75%, due 2/1/28	425,000	381,454
Sun Communities Operating LP
2.70%, due 7/15/31	435,000	361,324
		1,597,362
Retail 0.3%
AutoZone, Inc.
5.20%, due 8/1/33	415,000	419,217
Home Depot, Inc. (The)
1.875%, due 9/15/31	385,000	318,762
Lowe's Cos., Inc.
4.80%, due 4/1/26	310,000	310,357
5.00%, due 4/15/33	205,000	207,750
5.15%, due 7/1/33	105,000	107,272
		1,363,358
Semiconductors 0.4%
Broadcom, Inc.
2.45%, due 2/15/31 (a)	385,000	327,863
Intel Corp.
5.125%, due 2/10/30	290,000	298,683
5.20%, due 2/10/33	215,000	221,323
Micron Technology, Inc.
5.375%, due 4/15/28	380,000	386,657
5.875%, due 9/15/33	215,000	223,642
QUALCOMM, Inc.
2.15%, due 5/20/30	490,000	428,599
		1,886,767

	Principal Amount	Value
Corporate Bonds
Software 0.2%
Microsoft Corp.
2.525%, due 6/1/50	$ 220,000	$ 146,816
Oracle Corp.
4.50%, due 5/6/28	220,000	219,129
4.90%, due 2/6/33	280,000	277,113
6.15%, due 11/9/29	170,000	181,421
		824,479
Telecommunications 0.6%
AT&T, Inc.
4.35%, due 3/1/29	955,000	939,054
5.40%, due 2/15/34	305,000	312,869
T-Mobile USA, Inc.
2.625%, due 4/15/26	675,000	642,603
2.625%, due 2/15/29	135,000	121,485
5.75%, due 1/15/34	405,000	426,692
Verizon Communications, Inc.
2.10%, due 3/22/28	340,000	307,437
3.376%, due 2/15/25	8,000	7,861
		2,758,001
Transportation 0.1%
Norfolk Southern Corp.
3.00%, due 3/15/32	250,000	219,869
Union Pacific Corp.
2.80%, due 2/14/32	245,000	215,379
United Parcel Service, Inc.
4.45%, due 4/1/30	220,000	220,566
		655,814
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP (a)
5.75%, due 5/24/26	230,000	232,196
6.05%, due 8/1/28	165,000	171,258
		403,454
Total Corporate Bonds (Cost $55,519,148)		56,213,980
Mortgage-Backed Securities 0.4%
Agency (Collateralized Mortgage Obligation) 0.1%
FNMA
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (e)	2,555,882	409,398

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.2%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	$ 1,000,000	$ 873,513
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(f)	496,688	501,236
Total Mortgage-Backed Securities (Cost $1,936,659)		1,784,147
U.S. Government & Federal Agencies 20.2%
United States Treasury Bonds 0.1%
U.S. Treasury Bonds
4.375%, due 8/15/43	450,000	453,234
United States Treasury Notes 20.1%
U.S. Treasury Notes
2.50%, due 5/15/24	7,300,000	7,241,543
4.00%, due 1/15/27	23,025,000	23,019,603
4.00%, due 1/31/29	11,050,000	11,116,473
4.00%, due 1/31/31	15,065,000	15,142,679
4.25%, due 1/31/26	29,350,000	29,363,758
4.50%, due 11/15/33	4,955,000	5,174,104
		91,058,160
Total U.S. Government & Federal Agencies (Cost $90,902,932)		91,511,394
Total Long-Term Bonds (Cost $152,309,848)		153,425,872

	Shares

Common Stocks 55.8%
Aerospace & Defense 1.8%
General Dynamics Corp.	14,680	3,890,053
L3Harris Technologies, Inc.	19,486	4,061,272
		7,951,325
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	27,053	3,838,821
Automobile Components 0.9%
Gentex Corp.	120,120	3,979,576

	Shares	Value
Common Stocks
Banks 4.7%
JPMorgan Chase & Co.	55,847	$ 9,737,483
M&T Bank Corp.	35,989	4,970,081
New York Community Bancorp, Inc.	370,990	2,400,305
PNC Financial Services Group, Inc. (The)	27,089	4,096,128
		21,203,997
Beverages 1.3%
Keurig Dr Pepper, Inc.	105,621	3,320,724
Pernod Ricard SA, Sponsored ADR	79,447	2,617,779
		5,938,503
Biotechnology 0.9%
Gilead Sciences, Inc.	51,701	4,046,120
Building Products 1.4%
Fortune Brands Innovations, Inc.	35,945	2,788,973
Johnson Controls International plc	67,870	3,576,070
		6,365,043
Capital Markets 4.8%
Ares Management Corp.	30,943	3,758,956
Intercontinental Exchange, Inc.	30,415	3,872,742
KKR & Co., Inc.	36,814	3,187,356
LPL Financial Holdings, Inc.	12,272	2,935,340
Morgan Stanley	44,533	3,885,059
Raymond James Financial, Inc.	36,946	4,070,710
		21,710,163
Chemicals 0.6%
Axalta Coating Systems Ltd. (g)	88,704	2,875,784
Communications Equipment 2.3%
Cisco Systems, Inc.	130,509	6,548,942
F5, Inc. (g)	21,159	3,886,908
		10,435,850
Containers & Packaging 0.5%
Sealed Air Corp.	61,721	2,132,460
Distributors 0.8%
LKQ Corp.	75,639	3,530,072
Diversified Consumer Services 0.8%
H&R Block, Inc.	82,231	3,851,700
Electric Utilities 0.6%
Exelon Corp.	80,833	2,813,797

	Shares	Value
Common Stocks
Electrical Equipment 0.9%
Emerson Electric Co.	44,241	$ 4,058,227
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc.	128,109	4,162,261
Entertainment 0.8%
Electronic Arts, Inc.	27,508	3,784,551
Financial Services 0.7%
Global Payments, Inc.	23,172	3,087,206
Food Products 0.6%
Archer-Daniels-Midland Co.	48,133	2,675,232
Gas Utilities 0.8%
Atmos Energy Corp.	30,086	3,427,999
Ground Transportation 0.7%
Knight-Swift Transportation Holdings, Inc.	54,094	3,103,914
Health Care Equipment & Supplies 0.9%
Boston Scientific Corp. (g)	63,316	4,005,370
Health Care Providers & Services 3.2%
Centene Corp. (g)	61,658	4,643,464
Elevance Health, Inc.	10,966	5,411,063
UnitedHealth Group, Inc.	9,050	4,631,247
		14,685,774
Hotel & Resort REITs 0.7%
Host Hotels & Resorts, Inc.	170,534	3,277,663
Household Durables 0.7%
Lennar Corp., Class A	20,124	3,015,581
Insurance 3.1%
American International Group, Inc.	68,122	4,735,160
Chubb Ltd.	19,289	4,725,805
MetLife, Inc.	69,152	4,793,617
		14,254,582
Interactive Media & Services 0.6%
Alphabet, Inc., Class C (g)	19,211	2,724,120

	Shares	Value
Common Stocks
IT Services 0.7%
Amdocs Ltd.	33,915	$ 3,109,327
Machinery 0.7%
Middleby Corp. (The) (g)	21,314	3,006,766
Media 0.8%
Omnicom Group, Inc.	39,308	3,552,657
Multi-Utilities 0.8%
Sempra	50,556	3,617,787
Oil, Gas & Consumable Fuels 4.4%
ConocoPhillips	45,484	5,088,295
Coterra Energy, Inc.	134,744	3,352,431
Diamondback Energy, Inc.	22,347	3,435,628
EOG Resources, Inc.	29,736	3,383,659
Phillips 66	32,578	4,701,331
		19,961,344
Personal Care Products 1.4%
Kenvue, Inc.	148,472	3,082,279
Unilever plc, Sponsored ADR	66,019	3,214,465
		6,296,744
Pharmaceuticals 5.8%
AstraZeneca plc, Sponsored ADR	46,869	3,123,350
Johnson & Johnson	48,662	7,732,392
Merck & Co., Inc.	62,846	7,590,540
Pfizer, Inc.	204,393	5,534,962
Roche Holding AG	8,509	2,431,172
		26,412,416
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (g)	39,213	3,384,474
Semiconductors & Semiconductor Equipment 2.1%
Analog Devices, Inc.	19,045	3,663,496
NXP Semiconductors NV	15,078	3,174,975
QUALCOMM, Inc.	19,263	2,860,748
		9,699,219
Specialized REITs 1.6%
Crown Castle, Inc.	31,789	3,441,159
Gaming and Leisure Properties, Inc.	78,611	3,588,592
		7,029,751
Total Common Stocks (Cost $216,491,784)		253,006,176

	Shares	Value
Exchange-Traded Funds 8.9%
iShares Intermediate Government/Credit Bond ETF (h)	182,846	$ 19,193,345
iShares Russell 1000 Value ETF	60,157	9,946,960
Vanguard Intermediate-Term Treasury ETF (h)	38,979	2,318,471
Vanguard Russell 1000 Value (h)	123,521	8,961,448
Total Exchange-Traded Funds (Cost $37,574,759)		40,420,224
Short-Term Investments 0.4%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 5.25% (i)	849,178	849,178
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 5.315% (i)(j)	771,575	771,575
Total Short-Term Investments (Cost $1,620,753)		1,620,753
Total Investments (Cost $407,997,144)	98.9%	448,473,025
Other Assets, Less Liabilities	1.1	5,194,828
Net Assets	100.0%	$ 453,667,853

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2024.
(c)	Delayed delivery security.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2024.
(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2024.
(g)	Non-income producing security.
(h)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $747,306. The Fund received cash collateral with a value of $771,575.
(i)	Current yield as of January 31, 2024.
(j)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,083	$ 13,145	$ (14,379)	$ —	$ —	$ 849	$ 23	$ —	849
Futures Contracts
As of January 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	121	March 2024	$ 12,894,892	$ 13,115,266	$ 220,374
U.S. Treasury 10 Year Notes	9	March 2024	987,665	1,010,953	23,288
Total Long Contracts					243,662
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(10)	March 2024	(1,131,382)	(1,168,750)	(37,368)
U.S. Treasury Long Bonds	(4)	March 2024	(464,993)	(489,375)	(24,382)
U.S. Treasury Ultra Bonds	(2)	March 2024	(244,187)	(258,438)	(14,251)
Total Short Contracts					(76,001)
Net Unrealized Appreciation					$ 167,661

1.	As of January 31, 2024, cash in the amount of $149,785 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FNMA—Federal National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 3,916,351	$ —	$ 3,916,351
Corporate Bonds	—	56,213,980	—	56,213,980
Mortgage-Backed Securities	—	1,784,147	—	1,784,147
U.S. Government & Federal Agencies	—	91,511,394	—	91,511,394
Total Long-Term Bonds	—	153,425,872	—	153,425,872
Common Stocks
Pharmaceuticals	23,981,244	2,431,172	—	26,412,416
All Other Industries	226,593,760	—	—	226,593,760
Total Common Stocks	250,575,004	2,431,172	—	253,006,176
Exchange-Traded Funds	40,420,224	—	—	40,420,224
Short-Term Investments
Affiliated Investment Company	849,178	—	—	849,178
Unaffiliated Investment Company	771,575	—	—	771,575
Total Short-Term Investments	1,620,753	—	—	1,620,753
Total Investments in Securities	292,615,981	155,857,044	—	448,473,025
Other Financial Instruments
Futures Contracts (b)	243,662	—	—	243,662
Total Investments in Securities and Other Financial Instruments	$ 292,859,643	$ 155,857,044	$ —	$ 448,716,687
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (76,001)	$ —	$ —	$ (76,001)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Candriam Emerging Markets Equity Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 96.1%
Brazil 6.9%
Banco do Brasil SA (Banks)	154,000	$ 1,754,662
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	28,900	460,006
Localiza Rent a Car SA (Ground Transportation)	102,000	1,114,210
MercadoLibre, Inc. (Broadline Retail) (a)	1,020	1,746,046
NU Holdings Ltd., Class A (Banks) (a)	154,000	1,325,940
PRIO SA (Oil, Gas & Consumable Fuels)	196,000	1,737,906
Raia Drogasil SA (Consumer Staples Distribution & Retail)	204,000	1,041,741
Sendas Distribuidora S/A (Consumer Staples Distribution & Retail)	140,000	386,000
WEG SA (Electrical Equipment)	98,000	639,698
		10,206,209
China 23.4%
Airtac International Group (Machinery)	17,000	507,181
Alibaba Group Holding Ltd. (Broadline Retail)	404,000	3,626,481
Anhui Huaheng Biotechnology Co. Ltd., Class A (Chemicals)	60,044	846,058
Baidu, Inc., Class A (Interactive Media & Services) (a)	48,000	628,826
Bank of Jiangsu Co. Ltd., Class A (Banks)	1,819,960	1,856,665
BYD Co. Ltd., Class H (Automobiles)	40,000	891,550
BYD Electronic International Co. Ltd. (Communications Equipment)	270,000	923,698
China Merchants Bank Co. Ltd., Class H (Banks)	516,000	1,880,448
CMOC Group Ltd., Class H (Metals & Mining)	2,499,239	1,358,706
Kuaishou Technology (Interactive Media & Services) (a)(b)	134,000	669,702
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	560,000	579,445
Li Auto, Inc., Class A (Automobiles) (a)	43,000	592,953
Luzhou Laojiao Co. Ltd., Class A (Beverages)	22,000	450,792
Meituan (Hotels, Restaurants & Leisure) (a)(b)	138,000	1,108,440
NetEase, Inc. (Entertainment)	70,000	1,366,549
Ningbo Deye Technology Co. Ltd., Class A (Machinery)	10,164	95,250
Nongfu Spring Co. Ltd., Class H (Beverages) (b)	170,000	916,313
PDD Holdings, Inc., ADR (Broadline Retail) (a)	24,000	3,044,880
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	460,000	1,941,040
Shandong Gold Mining Co. Ltd., Class H (Metals & Mining) (b)	360,000	517,073
Shanghai Aiko Solar Energy Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	170,000	325,330
Shanghai Baosight Software Co. Ltd., Class A (Software)	100,081	571,096
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery)	61,926	481,629
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care Equipment & Supplies)	88,988	857,597
Shenzhen Transsion Holdings Co. Ltd., Class A (Technology Hardware, Storage & Peripherals)	38,000	722,903
Sunresin New Materials Co. Ltd., Class A (Chemicals)	62,995	388,251
Suzhou TFC Optical Communication Co. Ltd., Class A (Communications Equipment)	89,955	1,069,345
Tencent Holdings Ltd. (Interactive Media & Services)	124,000	4,312,729
Vipshop Holdings Ltd., ADR (Broadline Retail) (a)	50,000	794,500
Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy Equipment & Services)	260,000	950,516
		34,275,946
India 18.7%
ABB India Ltd. (Electrical Equipment)	26,000	1,458,366
APL Apollo Tubes Ltd. (Metals & Mining)	62,000	1,121,615
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	18,000	1,371,741

	Shares	Value
Common Stocks
India
Axis Bank Ltd. (Banks)	204,000	$ 2,621,104
Bajaj Finance Ltd. (Consumer Finance)	17,400	1,437,136
Bharti Airtel Ltd. (Wireless Telecommunication Services)	216,000	3,042,749
Coforge Ltd. (IT Services)	15,600	1,167,531
Dixon Technologies India Ltd. (Household Durables)	11,000	790,635
ICICI Bank Ltd. (Banks)	136,000	1,682,538
Indraprastha Gas Ltd. (Gas Utilities)	143,000	738,191
Infosys Ltd. (IT Services)	32,000	638,727
KPIT Technologies Ltd. (Software)	58,000	1,076,273
Oil India Ltd. (Oil, Gas & Consumable Fuels)	146,000	749,214
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	95,000	3,254,105
Tata Motors Ltd. (Automobiles)	160,000	1,694,843
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	51,000	1,551,220
Trent Ltd. (Specialty Retail)	28,000	1,038,774
Varun Beverages Ltd. (Beverages)	130,000	2,003,824
		27,438,586
Indonesia 2.8%
Bank Central Asia Tbk. PT (Banks)	1,560,000	942,854
Bank Mandiri Persero Tbk. PT (Banks)	4,200,000	1,762,171
Merdeka Copper Gold Tbk. PT (Metals & Mining) (a)	3,200,000	545,462
Sumber Alfaria Trijaya Tbk. PT (Consumer Staples Distribution & Retail)	4,800,000	803,120
		4,053,607
Malaysia 0.8%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	1,120,000	1,121,587
Mexico 4.5%
America Movil SAB de CV (Wireless Telecommunication Services)	1,900,000	1,716,585
Cemex SAB de CV (Construction Materials) (a)	1,240,000	1,030,241
Gruma SAB de CV, Class B (Food Products)	73,000	1,366,563
Grupo Financiero Banorte SAB de CV, Class O (Banks)	240,000	2,441,066
		6,554,455
Philippines 0.5%
International Container Terminal Services, Inc. (Transportation Infrastructure)	170,000	735,054
Poland 0.8%
Dino Polska SA (Consumer Staples Distribution & Retail) (a)(b)	11,200	1,209,391
Republic of Korea 12.1%
Daejoo Electronic Materials Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	7,000	356,742
DB Insurance Co. Ltd. (Insurance) (a)	26,500	1,733,915
HPSP Co. Ltd. (Semiconductors & Semiconductor Equipment) (a)	20,000	663,311
KB Financial Group, Inc. (Banks)	50,000	2,119,386
LG Chem Ltd. (Chemicals)	300	96,419
Meritz Financial Group, Inc. (Financial Services) (a)	27,000	1,373,149

	Shares	Value
Common Stocks
Republic of Korea
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	1,300	$ 816,455
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	124,000	6,723,866
Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	6,000	99,078
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	38,000	3,764,707
		17,747,028
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (c)(d)	6,769	—
Saudi Arabia 0.0% ‡
Al Rajhi Bank (Banks)	500	11,170
South Africa 5.2%
Capitec Bank Holdings Ltd. (Banks)	14,800	1,579,555
FirstRand Ltd. (Financial Services)	380,000	1,377,490
Gold Fields Ltd. (Metals & Mining)	162,000	2,405,537
Naspers Ltd., Class N (Broadline Retail)	13,400	2,240,544
		7,603,126
Taiwan 16.7%
Accton Technology Corp. (Communications Equipment)	114,000	1,898,962
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	15,000	1,844,878
ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	280,000	1,203,083
Chailease Holding Co. Ltd. (Financial Services)	228,000	1,258,264
CTBC Financial Holding Co. Ltd. (Banks)	2,120,000	1,919,107
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	98,000	646,488
Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	22,000	170,603
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	50,000	743,932
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	680,000	13,622,452
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	18,000	1,244,825
		24,552,594
Thailand 0.9%
Airports of Thailand PCL, NVDR (Transportation Infrastructure)	240,000	402,099
Bangkok Dusit Medical Services PCL, NVDR (Health Care Providers & Services)	340,000	262,593
PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	640,000	607,820
		1,272,512
Turkey 2.8%
BIM Birlesik Magazalar A/S (Consumer Staples Distribution & Retail)	152,400	1,914,124
Coca-Cola Icecek A/S (Beverages)	66,000	1,164,476
Turkiye Garanti Bankasi A/S (Banks) (e)	520,000	1,086,136
		4,164,736
Total Common Stocks (Cost $128,957,663)		140,946,001

	Shares	Value
Preferred Stock 1.4%
Brazil 1.4%
Itau Unibanco Holding SA (Banks)	318,000	$ 2,103,997
Total Preferred Stock (Cost $1,514,051)		2,103,997
Total Investments (Cost $130,471,714)	97.5%	143,049,998
Other Assets, Less Liabilities	2.5	3,655,799
Net Assets	100.0%	$ 146,705,797

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $451,162. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $500,665.

Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ 3,839,380	$ 30,436,566	$ —	$ 34,275,946
India	—	27,438,586	—	27,438,586
Indonesia	—	4,053,607	—	4,053,607
Malaysia	—	1,121,587	—	1,121,587
Philippines	—	735,054	—	735,054
Poland	—	1,209,391	—	1,209,391
Republic of Korea	—	17,747,028	—	17,747,028
Saudi Arabia	—	11,170	—	11,170
South Africa	—	7,603,126	—	7,603,126
Taiwan	—	24,552,594	—	24,552,594
Thailand	—	1,272,512	—	1,272,512
Turkey	—	4,164,736	—	4,164,736
All Other Countries	16,760,664	—	—	16,760,664
Total Common Stocks	20,600,044	120,345,957	—	140,946,001
Preferred Stock	2,103,997	—	—	2,103,997
Total Investments in Securities	$ 22,704,041	$ 120,345,957	$ —	$ 143,049,998

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Conservative Allocation Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.5%
Equity Funds 36.5%
IQ 500 International ETF	203,193	$ 6,607,064
IQ Candriam International Equity ETF	235,095	6,652,577
IQ Candriam U.S. Large Cap Equity ETF	260,548	10,956,043
IQ Candriam U.S. Mid Cap Equity ETF	242,885	7,219,514
IQ CBRE NextGen Real Estate ETF (a)	448,065	8,625,207
IQ FTSE International Equity Currency Neutral ETF	317,593	7,958,881
IQ U.S. Small Cap ETF	128,978	4,497,463
IQ Winslow Large Cap Growth ETF (a)	41,013	1,561,012
MainStay Candriam Emerging Markets Equity Fund Class R6	651,863	5,744,345
MainStay Epoch Capital Growth Fund Class I	101,667	1,436,647
MainStay Epoch International Choice Fund Class I	99,444	3,936,393
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	427,016	8,518,633
MainStay Fiera SMID Growth Fund Class R6	447,248	7,413,054
MainStay PineStone International Equity Fund Class R6	234,525	3,714,427
MainStay PineStone U.S. Equity Fund Class R6	562,230	9,818,498
MainStay S&P 500 Index Fund Class I	42,274	2,321,346
MainStay Winslow Large Cap Growth Fund Class R6	897,647	10,220,963
MainStay WMC Enduring Capital Fund Class R6	230,530	8,068,805
MainStay WMC Growth Fund Class R6 (a)	263,099	11,451,998
MainStay WMC International Research Equity Fund Class I	554,260	3,943,009
MainStay WMC Small Companies Fund Class I	228,763	5,088,322
MainStay WMC Value Fund Class R6	259,811	7,716,570
Total Equity Funds (Cost $116,412,491)		143,470,771
Fixed Income Funds 53.0%
IQ MacKay ESG Core Plus Bond ETF (a)	3,088,520	65,167,772
IQ Mackay ESG High Income ETF (a)	244,382	6,494,452
MainStay Floating Rate Fund Class R6 (a)	2,431,128	21,562,650
MainStay MacKay High Yield Corporate Bond Fund Class R6	1,267,443	6,501,093
MainStay MacKay Short Duration High Yield Fund Class I	1,759,723	16,651,908
MainStay MacKay Total Return Bond Fund Class R6 (a)	7,252,741	65,873,744
MainStay Mackay U.S. Infrastructure Bond Fund Class R6 (a)	2,417,911	18,399,334
MainStay Short Term Bond Fund Class I (a)	860,835	7,863,127
Total Fixed Income Funds (Cost $218,345,405)		208,514,080
Total Affiliated Investment Companies (Cost $334,757,896)		351,984,851

	Shares	Value
Short-Term Investment 10.3%
Affiliated Investment Company 10.3%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	40,468,457	$ 40,468,457
Total Short-Term Investment (Cost $40,468,457)	10.3%	40,468,457
Total Investments (Cost $375,226,353)	99.8%	392,453,308
Other Assets, Less Liabilities	0.2	820,781
Net Assets	100.0%	$ 393,274,089

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of January 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 6,173	$ 36	$ (201)	$ 24	$ 575	$ 6,607	$ 99	$ —	203
IQ Candriam International Equity ETF	6,085	—	(248)	46	770	6,653	33	—	235
IQ Candriam U.S. Large Cap Equity ETF	10,202	145	(875)	249	1,235	10,956	32	—	261
IQ Candriam U.S. Mid Cap Equity ETF	6,126	90	(154)	(1)	1,159	7,220	25	—	243
IQ CBRE NextGen Real Estate ETF	—	8,711	(115)	2	27	8,625	56	—	448
IQ FTSE International Equity Currency Neutral ETF	7,363	—	(222)	41	777	7,959	63	—	318
IQ MacKay ESG Core Plus Bond ETF	71,018	—	(11,012)	(1,900)	7,062	65,168	966	—	3,089
IQ Mackay ESG High Income ETF	6,205	50	(141)	1	379	6,494	120	5	244
IQ U.S. Large Cap ETF	7,594	—	(8,109)	2,866	(2,351)	—	19	—	—
IQ U.S. Small Cap ETF	3,873	123	(210)	11	700	4,497	19	—	129
IQ Winslow Large Cap Growth ETF	1,257	—	—	—	304	1,561	—(a)	—	41
MainStay Candriam Emerging Markets Equity Fund Class R6	5,424	83	(14)	(5)	256	5,744	66	—	652
MainStay Epoch Capital Growth Fund Class I	1,277	9	(68)	—(a)	219	1,437	8	—(a)	102
MainStay Epoch International Choice Fund Class I	3,621	69	(205)	39	412	3,936	69	—	99
MainStay Epoch U.S. Equity Yield Fund Class R6	7,756	1,258	(1,087)	201	391	8,519	66	259	427
MainStay Fiera SMID Growth Fund Class R6	6,061	436	(156)	4	1,068	7,413	—	177	447
MainStay Floating Rate Fund Class R6	20,710	833	(253)	(7)	280	21,563	467	—	2,431
MainStay MacKay High Yield Corporate Bond Fund Class R6	6,224	144	(166)	(1)	300	6,501	106	—	1,267
MainStay MacKay Short Duration High Yield Fund Class I	15,854	467	(158)	(7)	496	16,652	269	—	1,760
MainStay MacKay Total Return Bond Fund Class R6	71,122	877	(12,029)	(2,756)	8,660	65,874	877	—	7,253
MainStay Mackay U.S. Infrastructure Bond Fund Class R6	—	17,918	—	—	481	18,399	127	—	2,418
MainStay PineStone International Equity Fund Class R6	3,635	20	(525)	25	559	3,714	19	—	235
MainStay PineStone U.S. Equity Fund Class R6	7,317	1,577	—	—	925	9,819	22	7	562

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay S&P 500 Index Fund Class I	$ 5,599	$ 255	$ (4,104)	$ 1,604	$ (1,033)	$ 2,321	$ 79	$ 176	42
MainStay Short Term Bond Fund Class I	7,526	215	(31)	—(a)	153	7,863	99	—	861
MainStay U.S. Government Liquidity Fund	40,309	22,569	(22,410)	—	—	40,468	517	—	40,468
MainStay Winslow Large Cap Growth Fund Class R6	9,730	926	(1,770)	194	1,141	10,221	—	926	898
MainStay WMC Enduring Capital Fund Class R6	7,009	1,021	(1,071)	17	1,093	8,069	74	—	231
MainStay WMC Growth Fund Class R6	10,237	8	(863)	(73)	2,143	11,452	—	—	263
MainStay WMC International Research Equity Fund Class I	3,641	87	(87)	(1)	303	3,943	83	—	554
MainStay WMC Small Companies Fund Class I	4,133	259	(88)	4	780	5,088	17	—	229
MainStay WMC Value Fund Class R6	6,971	1,280	(935)	3	398	7,717	122	216	260
	$370,052	$59,466	$(67,307)	$580	$29,662	$392,453	$4,519	$1,766

(a)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/3/24	Daily	(5,159)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/3/24	Daily	(6,375)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/8/24 - 11/12/24	Daily	10,882	—
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.55%	12/3/24	Daily	8,800	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/3/24	Daily	13,840	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.56%	12/3/24	Daily	(1,736)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/3/24	Daily	(19,971)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.55%	12/3/24	Daily	4,019	—
Citibank NA	iShares MSCI India ETF	1 day FEDF	12/3/24	Daily	3,987	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	12,229	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF minus 0.15% - plus 0.05%	4/9/24 - 5/7/24	Daily	(16,835)	—
JPMorgan Chase Bank NA	S&P 500 Equal Weight	1 day FEDF plus 0.30% - 0.51%	5/7/24	Daily	13,803	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/3/24	Daily	(10,438)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.45%	12/3/24	Daily	19,395	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.35%	12/3/24	Daily	2,631	—
JPMorgan Chase Bank NA	VanEck Oil Services ETF	1 day FEDF plus 0.15%	11/5/24	Daily	3,873	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 0.50%	12/3/24	Daily	(3,993)	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of January 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(1,786)	(227,320)	—	4.41
Apollo Commercial Real Estate Finance, Inc.	(314)	(39,915)	—	0.77

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Atlantica Sustainable Infrastructure plc	(186)	(23,618)	—	0.46
Brandywine Realty Trust	(320)	(40,790)	—	0.79
Carnival Corp.	(5,259)	(669,340)	—	12.97
Chart Industries, Inc.	(1,403)	(178,582)	—	3.46
Coherent Corp.	(934)	(118,809)	—	2.30
CommScope Holding Co, Inc.	(84)	(10,746)	—	0.21
Crane NXT Co	(1,207)	(153,627)	—	2.98
Cushman & Wakefield plc	(390)	(49,603)	—	0.96
Delta Air Lines, Inc.	(3,622)	(461,017)	—	8.94
Designer Brands, Inc.	(257)	(32,745)	—	0.63
DigitalBridge Group, Inc.	(590)	(75,117)	—	1.46
Elanco Animal Health, Inc.	(1,990)	(253,315)	—	4.91
Entegris, Inc.	(2,529)	(321,926)	—	6.24
Fidelity National Information Services, Inc.	(3,640)	(463,326)	—	8.98
Hanesbrands, Inc.	(828)	(105,395)	—	2.04
JetBlue Airways Corp.	(574)	(73,099)	—	1.42
Lumen Technologies, Inc.	(700)	(89,048)	—	1.73
MKS Instruments, Inc.	(907)	(115,373)	—	2.24
Oatly Group AB	(79)	(9,998)	—	0.19
Opendoor Technologies, Inc.	(1,042)	(132,670)	—	2.57
Par Pacific Holdings, Inc.	(494)	(62,823)	—	1.22
PureCycle Technologies, Inc.	(154)	(19,654)	—	0.38
Scorpio Tankers, Inc.	(1,273)	(162,031)	—	3.14
Topgolf Callaway Brands Corp.	(316)	(40,217)	—	0.78
Uber Technologies, Inc.	(6,679)	(850,100)	—	16.48
United Airlines Holdings, Inc.	(2,973)	(378,431)	—	7.34
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of January 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alteryx Inc.	(815)	(90,027)	—	1.41
AppLovin Corp.	(1,728)	(191,017)	—	3.00
Array Technologies Inc.	(1,133)	(125,175)	—	1.96
Asana Inc.	(711)	(78,626)	—	1.23
BILL Holdings Inc.	(2,676)	(295,730)	—	4.64
BioCryst Pharmaceuticals Inc.	(215)	(23,711)	—	0.37
Bloom Energy Corp.	(525)	(58,007)	—	0.91
Bridgebio Pharma Inc.	(2,064)	(228,160)	—	3.58
Carnival Corp.	(4,371)	(483,049)	—	7.58
Children's Place Inc./The	(261)	(28,896)	—	0.45
Cinemark Holdings Inc.	(635)	(70,174)	—	1.10
Coeur Mining Inc.	(254)	(28,032)	—	0.44
Cytokinetics Inc.	(1,571)	(173,637)	—	2.72
DigitalBridge Group, Inc.	(693)	(76,578)	—	1.20
Emergent BioSolutions Inc.	(61)	(6,715)	—	0.11
Enviva Inc.	(8)	(885)	—	0.01
Exact Sciences Corp.	(1,978)	(218,630)	—	3.43
Fastly Inc.	(1,254)	(138,613)	—	2.17
Gap Inc./The	(2,894)	(319,868)	—	5.02
Guardant Health Inc.	(731)	(80,792)	—	1.27
IAC Inc.	(611)	(67,535)	—	1.06
Infinera Corp.	(211)	(23,284)	—	0.36
Insmed Inc.	(597)	(65,941)	—	1.03
JetBlue Airways Corp.	(674)	(74,520)	—	1.17
Kyndryl Holdings Inc.	(504)	(55,750)	—	0.87
Lyft Inc.	(3,194)	(352,990)	—	5.54
NeoGenomics Inc.	(409)	(45,227)	—	0.71
Oscar Health Inc.	(1,489)	(164,610)	—	2.58
Pacific Biosciences of California Inc.	(419)	(46,275)	—	0.73

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Peloton Interactive Inc.	(754)	(83,314)	—	1.31
Q2 Holdings Inc.	(627)	(69,304)	—	1.09
Redfin Corp.	(382)	(42,242)	—	0.66
Revance Therapeutics Inc.	(99)	(10,918)	—	0.17
RingCentral Inc.	(1,249)	(138,059)	—	2.17
Rivian Automotive Inc.	(2,749)	(303,821)	—	4.77
Royal Caribbean Cruises Ltd.	(5,319)	(587,878)	—	9.22
Scotts Miracle-Gro Co/The	(726)	(80,230)	—	1.26
Spirit AeroSystems Holdings Inc.	(667)	(73,679)	—	1.16
Spirit Airlines Inc.	(154)	(16,993)	—	0.27
Sweetgreen Inc.	(405)	(44,752)	—	0.70
TG Therapeutics Inc.	(949)	(104,885)	—	1.65
Twist Bioscience Corp.	(882)	(97,489)	—	1.53
Vistra Corp.	(2,533)	(279,894)	—	4.39
Warner Bros Discovery Inc.	(1,776)	(196,313)	—	3.08
Wix.com Ltd.	(1,337)	(147,729)	—	2.32
Wolfspeed Inc.	(1,209)	(133,663)	—	2.10
WW International Inc.	(377)	(41,643)	—	0.65
Wynn Resorts Ltd.	(2,333)	(257,812)	—	4.04
Xerox Holdings Corp.	(469)	(51,832)	—	0.81

1.	As of January 31, 2024, cash in the amount $450,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2024.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 143,470,771	$ —	$ —	$ 143,470,771
Fixed Income Funds	208,514,080	—	—	208,514,080
Total Affiliated Investment Companies	351,984,851	—	—	351,984,851
Short-Term Investment
Affiliated Investment Company	40,468,457	—	—	40,468,457
Total Investments in Securities	$ 392,453,308	$ —	$ —	$ 392,453,308

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Epoch Capital Growth Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Australia 1.1%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	63,144	$ 1,819,912
Canada 2.4%
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	43,105	2,525,800
Constellation Software, Inc. (Software)	492	1,359,815
		3,885,615
China 1.9%
BYD Co. Ltd., Class H (Automobiles)	36,500	813,539
Chongqing Brewery Co. Ltd., Class A (Beverages)	88,474	683,915
SITC International Holdings Co. Ltd. (Marine Transportation)	562,000	853,642
Yadea Group Holdings Ltd. (Automobiles) (a)	476,000	649,713
		3,000,809
Denmark 1.6%
Coloplast A/S, Class B (Health Care Equipment & Supplies)	6,596	761,245
Novo Nordisk A/S, Class B (Pharmaceuticals)	14,993	1,712,354
		2,473,599
France 2.0%
Edenred SE (Financial Services)	21,160	1,267,020
Hermes International SCA (Textiles, Apparel & Luxury Goods)	230	485,506
Sartorius Stedim Biotech (Life Sciences Tools & Services)	5,622	1,515,435
		3,267,961
Germany 1.1%
Merck KGaA (Pharmaceuticals)	10,753	1,771,003
Indonesia 0.4%
Bank Central Asia Tbk. PT (Banks)	1,135,100	686,047
Italy 0.7%
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	20,741	1,144,390
Japan 1.2%
Goldwin, Inc. (Textiles, Apparel & Luxury Goods)	11,800	795,652
Hoya Corp. (Health Care Equipment & Supplies)	8,700	1,103,568
		1,899,220
Jordan 1.0%
Hikma Pharmaceuticals plc (Pharmaceuticals)	62,851	1,533,859
Malta 0.9%
Kindred Group plc, SDR (Hotels, Restaurants & Leisure)	129,251	1,509,689
Mexico 0.5%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	51,040	794,595

	Shares	Value
Common Stocks
Netherlands 2.8%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,581	$ 1,354,992
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	21,076	3,183,669
		4,538,661
Singapore 0.7%
Singapore Exchange Ltd. (Capital Markets)	148,900	1,037,141
South Africa 0.6%
FirstRand Ltd. (Financial Services)	277,736	1,006,786
Spain 2.2%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	11,925	833,595
Industria de Diseno Textil SA (Specialty Retail)	62,390	2,666,839
		3,500,434
Sweden 1.8%
Atlas Copco AB, Class B (Machinery)	61,877	855,733
Epiroc AB, Class B (Machinery)	46,748	727,900
Evolution AB (Hotels, Restaurants & Leisure)	10,836	1,268,130
		2,851,763
Switzerland 4.1%
EMS-Chemie Holding AG (Registered) (Chemicals)	1,288	972,533
Kuehne + Nagel International AG (Registered) (Marine Transportation)	5,895	2,013,129
Logitech International SA (Registered) (Technology Hardware, Storage & Peripherals)	17,275	1,447,648
Partners Group Holding AG (Capital Markets)	1,612	2,190,487
		6,623,797
Taiwan 1.3%
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	84,000	1,458,770
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	27,000	540,891
		1,999,661
United Kingdom 3.1%
Auto Trader Group plc (Interactive Media & Services) (a)	181,716	1,677,849
Diageo plc (Beverages)	27,253	980,203
Games Workshop Group plc (Leisure Products)	5,779	722,265
Howden Joinery Group plc (Trading Companies & Distributors)	154,442	1,570,897
		4,951,214
United States 67.4%
Accenture plc, Class A (IT Services)	4,062	1,478,081
Adobe, Inc. (Software) (b)	2,638	1,629,704
Alphabet, Inc., Class A (Interactive Media & Services) (b)	18,082	2,533,288
Ameriprise Financial, Inc. (Capital Markets)	7,224	2,794,460
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,936	1,463,398
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	10,156	1,668,631
Arista Networks, Inc. (Communications Equipment) (b)	9,653	2,497,038
Automatic Data Processing, Inc. (Professional Services)	5,633	1,384,479

	Shares	Value
Common Stocks
United States
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,372	$ 1,618,960
Chemed Corp. (Health Care Providers & Services)	3,329	1,973,398
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	4,146	2,880,972
CSL Ltd. (Biotechnology)	9,768	1,918,927
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (b)	3,874	2,919,950
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	5,423	2,311,391
Donaldson Co., Inc. (Machinery)	20,249	1,307,883
Eagle Materials, Inc. (Construction Materials)	10,428	2,359,648
Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (b)	11,590	909,467
Electronic Arts, Inc. (Entertainment)	6,617	910,367
Eli Lilly & Co. (Pharmaceuticals)	4,115	2,656,685
Encompass Health Corp. (Health Care Providers & Services)	21,903	1,555,989
Etsy, Inc. (Broadline Retail) (b)	11,150	742,144
Expeditors International of Washington, Inc. (Air Freight & Logistics)	8,899	1,124,211
Fastenal Co. (Trading Companies & Distributors)	35,357	2,412,408
Ferguson plc (Trading Companies & Distributors)	8,920	1,667,184
Gentex Corp. (Automobile Components)	43,597	1,444,369
Graco, Inc. (Machinery)	12,648	1,078,874
Hamilton Lane, Inc., Class A (Capital Markets)	11,904	1,380,150
HCA Healthcare, Inc. (Health Care Providers & Services)	4,146	1,264,115
Hess Midstream LP, Class A (Oil, Gas & Consumable Fuels)	36,917	1,248,164
Home Depot, Inc. (The) (Specialty Retail)	4,418	1,559,377
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (b)	2,199	1,132,661
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,953	1,754,200
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,837	2,341,007
LPL Financial Holdings, Inc. (Capital Markets)	8,386	2,005,847
Manhattan Associates, Inc. (Software) (b)	5,308	1,287,508
Mastercard, Inc., Class A (Financial Services)	5,235	2,351,719
Medpace Holdings, Inc. (Life Sciences Tools & Services) (b)	6,931	2,020,941
Meta Platforms, Inc., Class A (Interactive Media & Services) (b)	6,565	2,561,269
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (b)	1,057	1,265,430
Microsoft Corp. (Software)	6,010	2,389,456
Monster Beverage Corp. (Beverages) (b)	40,288	2,216,646
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	15,003	1,308,262
PACCAR, Inc. (Machinery)	11,601	1,164,624
Paychex, Inc. (Professional Services)	17,045	2,074,888
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	4,806	1,104,563
Pool Corp. (Distributors)	2,104	781,110
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	10,784	1,601,532
Rollins, Inc. (Commercial Services & Supplies)	26,405	1,143,601
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,983	1,207,808
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	8,271	1,324,353
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,895	1,021,367
TJX Cos., Inc. (The) (Specialty Retail)	17,527	1,663,488
TKO Group Holdings, Inc. (Entertainment)	13,956	1,167,978
Ulta Beauty, Inc. (Specialty Retail) (b)	3,654	1,834,491
Union Pacific Corp. (Ground Transportation)	5,444	1,327,955
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,638	2,373,450

	Shares	Value
Common Stocks
United States
Veeva Systems, Inc., Class A (Health Care Technology) (b)	7,025	$ 1,457,055
VeriSign, Inc. (IT Services) (b)	6,722	1,336,871
Vertex Pharmaceuticals, Inc. (Biotechnology) (b)	2,921	1,265,903
Visa, Inc., Class A (Financial Services)	8,428	2,303,035
Waters Corp. (Life Sciences Tools & Services) (b)	3,528	1,120,881
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	3,581	1,335,820
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	14,155	1,832,931
Zoetis, Inc. (Pharmaceuticals)	11,810	2,218,036
		107,990,398
Total Common Stocks (Cost $121,649,206)		158,286,554

	Number of Warrants

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (b)(c)(d)	721	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
United States 0.6%
MainStay U.S. Government Liquidity Fund, 5.25% (e)	1,064,083	1,064,083
Total Short-Term Investment (Cost $1,064,083)		1,064,083
Total Investments (Cost $122,713,289)	99.4%	159,350,637
Other Assets, Less Liabilities	0.6	910,040
Net Assets	100.0%	$ 160,260,677

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of January 31, 2024.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,119	$ 16,170	$ (16,225)	$ —	$ —	$ 1,064	$ 26	$ —	1,064
Abbreviation(s):
SDR—Special Drawing Right
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 1,819,912	$ —	$ 1,819,912
China	—	3,000,809	—	3,000,809
Denmark	—	2,473,599	—	2,473,599
France	—	3,267,961	—	3,267,961
Germany	—	1,771,003	—	1,771,003
Indonesia	—	686,047	—	686,047
Italy	—	1,144,390	—	1,144,390
Japan	—	1,899,220	—	1,899,220
Jordan	—	1,533,859	—	1,533,859
Malta	—	1,509,689	—	1,509,689
Netherlands	—	4,538,661	—	4,538,661
Singapore	—	1,037,141	—	1,037,141
South Africa	—	1,006,786	—	1,006,786
Spain	—	3,500,434	—	3,500,434
Sweden	—	2,851,763	—	2,851,763
Switzerland	—	6,623,797	—	6,623,797
Taiwan	—	1,999,661	—	1,999,661
United Kingdom	—	4,951,214	—	4,951,214
United States	104,404,287	3,586,111	—	107,990,398
All Other Countries	4,680,210	—	—	4,680,210
Total Common Stocks	109,084,497	49,202,057	—	158,286,554
Warrants	—	—	—	—
Short-Term Investment
Affiliated Investment Company	1,064,083	—	—	1,064,083
Total Investments in Securities	$ 110,148,580	$ 49,202,057	$ —	$ 159,350,637

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Austria 0.6%
BAWAG Group AG (Banks) (a)	82,138	$ 4,218,729
Canada 5.4%
BCE, Inc. (Diversified Telecommunication Services)	103,168	4,162,939
Manulife Financial Corp. (Insurance)	362,905	8,022,267
Nutrien Ltd. (Chemicals)	83,680	4,173,122
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	153,882	12,015,107
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	98,345	4,593,749
Royal Bank of Canada (Banks)	41,796	4,079,031
TELUS Corp. (Diversified Telecommunication Services)	219,787	3,936,532
		40,982,747
France 4.1%
AXA SA (Insurance)	172,090	5,793,667
Cie Generale des Etablissements Michelin SCA (Automobile Components)	128,367	4,275,303
Orange SA (Diversified Telecommunication Services)	456,602	5,427,981
TotalEnergies SE (Oil, Gas & Consumable Fuels)	173,275	11,285,060
Vinci SA (Construction & Engineering)	35,707	4,517,501
		31,299,512
Germany 5.0%
Allianz SE (Registered) (Insurance)	17,695	4,737,956
Deutsche Post AG (Air Freight & Logistics)	166,674	8,020,358
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	478,265	11,755,791
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	12,138	5,168,270
Siemens AG (Registered) (Industrial Conglomerates)	42,497	7,657,855
		37,340,230
Italy 0.7%
Snam SpA (Gas Utilities)	1,156,957	5,645,540
Japan 1.2%
Astellas Pharma, Inc. (Pharmaceuticals)	412,900	4,829,805
Toyota Motor Corp. (Automobiles)	227,700	4,526,380
		9,356,185
Norway 0.6%
Orkla ASA (Food Products)	538,490	4,217,945
Republic of Korea 2.2%
Hyundai Glovis Co. Ltd. (Air Freight & Logistics) (b)	33,397	4,338,760
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	5,550	7,570,086
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	119,900	4,491,648
		16,400,494
Switzerland 1.4%
Novartis AG (Registered) (Pharmaceuticals)	105,114	10,886,553

	Shares	Value
Common Stocks
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	92,740	$ 10,475,910
United Kingdom 6.7%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	163,474	10,893,907
BAE Systems plc (Aerospace & Defense)	479,767	7,147,024
British American Tobacco plc (Tobacco)	177,882	5,252,736
Coca-Cola Europacific Partners plc (Beverages)	205,257	14,142,207
Imperial Brands plc (Tobacco)	232,214	5,571,616
Schroders plc (Capital Markets)	767,202	3,916,847
Unilever plc (Personal Care Products)	76,540	3,726,527
		50,650,864
United States 69.2%
AbbVie, Inc. (Biotechnology)	61,944	10,183,594
Air Products and Chemicals, Inc. (Chemicals)	18,524	4,736,772
American Electric Power Co., Inc. (Electric Utilities)	79,228	6,190,876
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	72,081	13,865,501
Apple, Inc. (Technology Hardware, Storage & Peripherals)	62,744	11,569,994
AT&T, Inc. (Diversified Telecommunication Services)	267,622	4,734,233
Bank of America Corp. (Banks)	239,072	8,130,839
Best Buy Co., Inc. (Specialty Retail)	54,177	3,927,291
BlackRock, Inc. (Capital Markets)	5,315	4,115,458
Bristol-Myers Squibb Co. (Pharmaceuticals)	75,207	3,675,366
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	15,320	18,077,600
Chevron Corp. (Oil, Gas & Consumable Fuels)	28,149	4,150,007
Cisco Systems, Inc. (Communications Equipment)	250,038	12,546,907
Coca-Cola Co. (The) (Beverages)	91,777	5,459,814
Columbia Banking System, Inc. (Banks)	193,820	3,907,411
Comcast Corp., Class A (Media)	133,385	6,207,738
Cummins, Inc. (Machinery)	35,828	8,573,640
CVS Health Corp. (Health Care Providers & Services)	56,272	4,184,949
Dell Technologies, Inc., Class C (Technology Hardware, Storage & Peripherals)	79,868	6,619,460
Dow, Inc. (Chemicals)	90,928	4,873,741
Duke Energy Corp. (Electric Utilities)	42,409	4,064,054
Eaton Corp. plc (Electrical Equipment)	33,909	8,344,327
Eli Lilly & Co. (Pharmaceuticals)	15,163	9,789,384
Emerson Electric Co. (Electrical Equipment)	58,198	5,338,503
Entergy Corp. (Electric Utilities)	42,652	4,254,964
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)	136,315	3,647,789
Evergy, Inc. (Electric Utilities)	75,537	3,835,013
Garmin Ltd. (Household Durables)	35,202	4,206,287
General Dynamics Corp. (Aerospace & Defense)	18,174	4,815,928
GSK plc (Pharmaceuticals)	211,421	4,186,969
Hasbro, Inc. (Leisure Products)	84,253	4,124,184
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	249,081	3,808,448
Home Depot, Inc. (The) (Specialty Retail)	16,968	5,989,025
Honeywell International, Inc. (Industrial Conglomerates)	19,090	3,861,143
International Business Machines Corp. (IT Services)	92,080	16,911,413

	Shares	Value
Common Stocks
United States
Iron Mountain, Inc. (Specialized REITs)	154,886	$ 10,457,903
Johnson & Johnson (Pharmaceuticals)	32,090	5,099,101
JPMorgan Chase & Co. (Banks)	60,906	10,619,570
KLA Corp. (Semiconductors & Semiconductor Equipment)	20,706	12,300,192
Lazard, Inc. (Capital Markets)	139,036	5,419,623
Linde plc (Chemicals)	20,383	8,251,650
Lockheed Martin Corp. (Aerospace & Defense)	11,727	5,035,691
LyondellBasell Industries NV, Class A (Chemicals)	55,565	5,229,778
McDonald's Corp. (Hotels, Restaurants & Leisure)	19,608	5,739,654
Medtronic plc (Health Care Equipment & Supplies)	93,091	8,149,186
Merck & Co., Inc. (Pharmaceuticals)	67,346	8,134,050
MetLife, Inc. (Insurance)	126,528	8,770,921
Microsoft Corp. (Software)	46,606	18,529,613
Mondelez International, Inc., Class A (Food Products)	70,925	5,338,525
MPLX LP (Oil, Gas & Consumable Fuels)	100,918	3,890,389
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	102,561	10,120,719
Nestle SA (Registered) (Food Products)	44,302	5,051,252
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	71,131	6,202,623
NextEra Energy, Inc. (Electric Utilities)	105,693	6,196,781
NiSource, Inc. (Multi-Utilities)	169,429	4,400,071
Omnicom Group, Inc. (Media)	59,862	5,410,328
Paychex, Inc. (Professional Services)	39,796	4,844,367
PepsiCo, Inc. (Beverages)	31,039	5,231,003
Pfizer, Inc. (Pharmaceuticals)	138,011	3,737,338
Philip Morris International, Inc. (Tobacco)	93,549	8,498,927
Pinnacle West Capital Corp. (Electric Utilities)	58,549	4,034,026
PNC Financial Services Group, Inc. (The) (Banks)	30,891	4,671,028
Realty Income Corp. (Retail REITs)	95,589	5,199,086
Regions Financial Corp. (Banks)	246,825	4,608,223
Roche Holding AG (Pharmaceuticals)	13,762	3,932,047
RTX Corp. (Aerospace & Defense)	67,575	6,157,434
Sanofi SA (Pharmaceuticals)	100,978	10,139,360
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	48,344	7,740,841
Travelers Cos., Inc. (The) (Insurance)	20,814	4,399,247
Truist Financial Corp. (Banks)	122,655	4,545,594
U.S. Bancorp (Banks)	115,609	4,802,398
United Parcel Service, Inc., Class B (Air Freight & Logistics)	26,250	3,724,875
UnitedHealth Group, Inc. (Health Care Providers & Services)	18,254	9,341,302
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	29,631	6,578,082
Verizon Communications, Inc. (Diversified Telecommunication Services)	116,317	4,926,025
VICI Properties, Inc. (Specialized REITs)	163,717	4,931,156
Walmart, Inc. (Consumer Staples Distribution & Retail)	61,768	10,207,162
WEC Energy Group, Inc. (Multi-Utilities)	49,290	3,980,660
Williams Cos., Inc. (The) (Oil, Gas & Consumable Fuels)	112,962	3,915,263
		521,401,686
Total Common Stocks (Cost $546,537,668)		742,876,395

	Shares	Value
Short-Term Investment 1.1%
Affiliated Investment Company 1.1%
United States 1.1%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	8,134,353	$ 8,134,353
Total Short-Term Investment (Cost $8,134,353)		8,134,353
Total Investments (Cost $554,672,021)	99.6%	751,010,748
Other Assets, Less Liabilities	0.4	2,750,310
Net Assets	100.0%	$ 753,761,058

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Current yield as of January 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 3,960	$ 42,717	$ (38,543)	$ —	$ —	$ 8,134	$ 90	$ —	8,134
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Austria	$ —	$ 4,218,729	$ —	$ 4,218,729
France	—	31,299,512	—	31,299,512
Germany	—	37,340,230	—	37,340,230
Italy	—	5,645,540	—	5,645,540
Japan	—	9,356,185	—	9,356,185
Norway	—	4,217,945	—	4,217,945
Republic of Korea	—	16,400,494	—	16,400,494
Switzerland	—	10,886,553	—	10,886,553
United Kingdom	25,036,114	25,614,750	—	50,650,864
United States	498,092,058	23,309,628	—	521,401,686
All Other Countries	51,458,657	—	—	51,458,657
Total Common Stocks	574,586,829	168,289,566	—	742,876,395
Short-Term Investment
Affiliated Investment Company	8,134,353	—	—	8,134,353
Total Investments in Securities	$ 582,721,182	$ 168,289,566	$ —	$ 751,010,748

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch International Choice Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 96.8%
Finland 2.5%
Nordea Bank Abp (Banks)	438,639	$ 5,392,944
France 17.2%
Airbus SE (Aerospace & Defense)	41,693	6,658,092
AXA SA (Insurance)	171,912	5,787,675
BNP Paribas SA (Banks)	90,716	6,099,816
Edenred SE (Financial Services)	56,940	3,409,458
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	5,947	4,946,123
Pernod Ricard SA (Beverages)	27,274	4,488,822
TotalEnergies SE (Oil, Gas & Consumable Fuels)	86,691	5,646,014
		37,036,000
Germany 7.2%
Deutsche Post AG (Air Freight & Logistics)	85,481	4,113,348
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	299,826	7,369,747
Vonovia SE (Real Estate Management & Development)	126,368	3,956,234
		15,439,329
Japan 19.1%
Asahi Group Holdings Ltd. (Beverages)	238,700	8,881,237
Hoya Corp. (Health Care Equipment & Supplies)	22,200	2,816,002
Keyence Corp. (Electronic Equipment, Instruments & Components)	19,900	8,926,686
Nissan Chemical Corp. (Chemicals)	143,100	5,733,583
Sony Group Corp. (Household Durables)	101,700	10,048,393
Suzuki Motor Corp. (Automobiles)	102,200	4,649,857
		41,055,758
Netherlands 5.9%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	6,864	5,882,773
NN Group NV (Insurance)	166,218	6,806,927
		12,689,700
Republic of Korea 1.9%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	2,959	4,036,092
Singapore 2.3%
STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	115,171	5,056,779
Spain 2.3%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	70,993	4,962,636
Sweden 4.4%
Epiroc AB, Class A (Machinery)	340,064	5,985,173
Evolution AB (Hotels, Restaurants & Leisure)	28,827	3,373,604
		9,358,777
United Kingdom 22.4%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	149,385	9,955,016

	Shares	Value
Common Stocks
United Kingdom
BP plc (Oil, Gas & Consumable Fuels)	491,662	$ 2,879,748
Coca-Cola Europacific Partners plc (Beverages)	133,750	9,215,375
Compass Group plc (Hotels, Restaurants & Leisure)	272,390	7,510,040
Lloyds Banking Group plc (Banks)	13,100,307	7,008,826
RELX plc (Professional Services)	136,934	5,663,465
Unilever plc (Personal Care Products)	119,580	5,822,029
		48,054,499
United States 11.6%
CSL Ltd. (Biotechnology)	28,546	5,607,872
Linde plc (Chemicals)	17,944	7,264,270
Roche Holding AG (Pharmaceuticals)	28,524	8,149,812
Schneider Electric SE (Electrical Equipment)	20,255	3,992,009
		25,013,963
Total Common Stocks (Cost $190,670,488)		208,096,477
Short-Term Investment 1.6%
Affiliated Investment Company 1.6%
United States 1.6%
MainStay U.S. Government Liquidity Fund, 5.25% (a)	3,399,057	3,399,057
Total Short-Term Investment (Cost $3,399,057)		3,399,057
Total Investments (Cost $194,069,545)	98.4%	211,495,534
Other Assets, Less Liabilities	1.6	3,438,413
Net Assets	100.0%	$ 214,933,947

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of January 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,332	$ 15,313	$ (14,246)	$ —	$ —	$ 3,399	$ 28	$ —	3,399

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Finland	$ —	$ 5,392,944	$ —	$ 5,392,944
France	—	37,036,000	—	37,036,000
Germany	—	15,439,329	—	15,439,329
Japan	—	41,055,758	—	41,055,758
Netherlands	—	12,689,700	—	12,689,700
Republic of Korea	—	4,036,092	—	4,036,092
Singapore	—	5,056,779	—	5,056,779
Spain	—	4,962,636	—	4,962,636
Sweden	—	9,358,777	—	9,358,777
United Kingdom	19,170,391	28,884,108	—	48,054,499
United States	7,264,270	17,749,693	—	25,013,963
Total Common Stocks	26,434,661	181,661,816	—	208,096,477
Short-Term Investment
Affiliated Investment Company	3,399,057	—	—	3,399,057
Total Investments in Securities	$ 29,833,718	$ 181,661,816	$ —	$ 211,495,534

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. Equity Yield Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 2.8%
General Dynamics Corp.	37,995	$ 10,068,295
Lockheed Martin Corp.	18,928	8,127,873
RTX Corp.	95,987	8,746,335
		26,942,503
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	51,868	7,360,069
Banks 9.0%
Bank of America Corp.	603,615	20,528,946
Columbia Banking System, Inc.	385,051	7,762,628
JPMorgan Chase & Co.	140,567	24,509,262
PNC Financial Services Group, Inc. (The)	48,211	7,289,985
Regions Financial Corp.	374,359	6,989,282
Truist Financial Corp.	165,276	6,125,129
U.S. Bancorp	317,940	13,207,228
		86,412,460
Beverages 2.4%
Coca-Cola Co. (The)	123,785	7,363,970
Coca-Cola Europacific Partners plc	143,529	9,889,148
PepsiCo, Inc.	38,047	6,412,061
		23,665,179
Biotechnology 3.0%
AbbVie, Inc.	119,615	19,664,706
Amgen, Inc.	28,698	9,018,633
		28,683,339
Capital Markets 3.0%
BlackRock, Inc.	16,105	12,470,263
CME Group, Inc.	34,356	7,071,839
Lazard, Inc.	249,545	9,727,264
		29,269,366
Chemicals 4.4%
Air Products and Chemicals, Inc.	26,043	6,659,455
Dow, Inc.	141,610	7,590,296
Linde plc	27,102	10,971,703
LyondellBasell Industries NV, Class A	76,147	7,166,955
Nutrien Ltd.	104,387	5,205,780
PPG Industries, Inc.	36,918	5,206,915
		42,801,104
Commercial Services & Supplies 1.2%
Republic Services, Inc.	33,192	5,679,815
Waste Management, Inc.	31,906	5,922,711
		11,602,526

	Shares	Value
Common Stocks
Communications Equipment 1.3%
Cisco Systems, Inc.	247,109	$ 12,399,930
Consumer Staples Distribution & Retail 1.6%
Walmart, Inc.	96,595	15,962,324
Containers & Packaging 0.5%
Amcor plc	527,696	4,976,173
Diversified Telecommunication Services 1.9%
AT&T, Inc.	421,363	7,453,911
Verizon Communications, Inc.	250,940	10,627,309
		18,081,220
Electric Utilities 5.2%
Alliant Energy Corp.	121,561	5,915,158
American Electric Power Co., Inc.	141,193	11,032,821
Duke Energy Corp.	56,978	5,460,202
Entergy Corp.	77,754	7,756,739
Evergy, Inc.	102,963	5,227,432
NextEra Energy, Inc.	163,483	9,585,008
Pinnacle West Capital Corp.	74,422	5,127,676
		50,105,036
Electrical Equipment 3.4%
Eaton Corp. plc	54,040	13,298,163
Emerson Electric Co.	123,150	11,296,550
Hubbell, Inc.	24,653	8,272,807
		32,867,520
Food Products 0.6%
Mondelez International, Inc., Class A	72,850	5,483,420
Health Care Equipment & Supplies 1.7%
Medtronic plc	185,321	16,223,000
Health Care Providers & Services 3.1%
CVS Health Corp.	155,204	11,542,522
UnitedHealth Group, Inc.	35,511	18,172,399
		29,714,921
Health Care REITs 0.5%
Welltower, Inc.	59,912	5,182,987
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp.	36,701	10,743,117

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	35,145	$ 7,802,190
		18,545,307
Household Durables 0.6%
Garmin Ltd.	45,153	5,395,332
Household Products 1.8%
Colgate-Palmolive Co.	77,433	6,519,859
Procter & Gamble Co. (The)	68,451	10,756,390
		17,276,249
Industrial Conglomerates 1.0%
Honeywell International, Inc.	48,663	9,842,578
Industrial REITs 0.6%
Prologis, Inc.	45,865	5,810,637
Insurance 5.3%
Arthur J. Gallagher & Co.	23,702	5,502,656
Marsh & McLennan Cos., Inc.	53,075	10,288,058
MetLife, Inc.	299,272	20,745,535
Travelers Cos., Inc. (The)	69,174	14,620,617
		51,156,866
IT Services 1.5%
International Business Machines Corp.	80,673	14,816,403
Leisure Products 0.8%
Hasbro, Inc.	159,461	7,805,616
Machinery 1.8%
Cummins, Inc.	74,035	17,716,576
Media 2.6%
Comcast Corp., Class A	337,207	15,693,614
Omnicom Group, Inc.	99,970	9,035,288
		24,728,902
Multi-Utilities 2.3%
Ameren Corp.	62,909	4,376,579
CMS Energy Corp.	118,712	6,785,578
NiSource, Inc.	222,725	5,784,168
WEC Energy Group, Inc.	63,360	5,116,954
		22,063,279
Oil, Gas & Consumable Fuels 5.7%
Chevron Corp.	108,983	16,067,364

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Enterprise Products Partners LP	462,233	$ 12,369,355
MPLX LP	281,143	10,838,063
TotalEnergies SE, Sponsored ADR (a)	103,736	6,761,512
Williams Cos., Inc. (The)	250,123	8,669,263
		54,705,557
Pharmaceuticals 7.5%
Bristol-Myers Squibb Co.	101,651	4,967,685
Eli Lilly & Co.	35,702	23,049,568
Johnson & Johnson	110,709	17,591,660
Merck & Co., Inc.	163,694	19,770,961
Pfizer, Inc.	256,004	6,932,588
		72,312,462
Professional Services 1.1%
Automatic Data Processing, Inc.	23,124	5,683,417
Paychex, Inc.	44,354	5,399,212
		11,082,629
Retail REITs 0.5%
Realty Income Corp.	95,514	5,195,006
Semiconductors & Semiconductor Equipment 6.1%
Analog Devices, Inc.	77,528	14,913,286
Broadcom, Inc.	19,307	22,782,260
KLA Corp.	24,262	14,412,599
Texas Instruments, Inc.	41,053	6,573,406
		58,681,551
Software 1.7%
Microsoft Corp.	40,975	16,290,841
Specialized REITs 2.9%
American Tower Corp.	29,135	5,700,263
Iron Mountain, Inc.	217,670	14,697,078
VICI Properties, Inc.	244,629	7,368,226
		27,765,567
Specialty Retail 1.6%
Best Buy Co., Inc.	69,493	5,037,548
Home Depot, Inc. (The)	28,796	10,163,836
		15,201,384
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	41,635	7,677,494
Dell Technologies, Inc., Class C	104,283	8,642,975
Hewlett Packard Enterprise Co.	325,127	4,971,192

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals
NetApp, Inc.	96,213	$ 8,389,773
		29,681,434
Tobacco 1.2%
Philip Morris International, Inc.	125,600	11,410,760
Trading Companies & Distributors 1.2%
MSC Industrial Direct Co., Inc., Class A	114,794	11,327,872
Total Common Stocks (Cost $674,821,965)		956,545,885
Short-Term Investments 1.2%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	6,647,068	6,647,068
Unaffiliated Investment Company 0.5%
Invesco Government & Agency Portfolio, 5.315% (b)(c)	5,175,630	5,175,630
Total Short-Term Investments (Cost $11,822,698)		11,822,698
Total Investments (Cost $686,644,663)	100.4%	968,368,583
Other Assets, Less Liabilities	(0.4)	(4,024,611)
Net Assets	100.0%	$ 964,343,972

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $4,997,742. The Fund received cash collateral with a value of $5,175,630.
(b)	Current yield as of January 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 50,765	$ (44,118)	$ —	$ —	$ 6,647	$ 104	$ —	6,647

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 956,545,885	$ —	$ —	$ 956,545,885
Short-Term Investments
Affiliated Investment Company	6,647,068	—	—	6,647,068
Unaffiliated Investment Company	5,175,630	—	—	5,175,630
Total Short-Term Investments	11,822,698	—	—	11,822,698
Total Investments in Securities	$ 968,368,583	$ —	$ —	$ 968,368,583

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Equity Allocation Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 95.6%
Equity Funds 95.6%
IQ 500 International ETF (a)	547,634	$ 17,806,977
IQ Candriam International Equity ETF (a)	619,702	17,535,955
IQ Candriam U.S. Large Cap Equity ETF (a)	772,639	32,489,470
IQ Candriam U.S. Mid Cap Equity ETF (a)	839,267	24,946,372
IQ CBRE NextGen Real Estate ETF (a)	492,362	9,477,919
IQ FTSE International Equity Currency Neutral ETF	350,802	8,791,098
IQ U.S. Small Cap ETF (a)	584,614	20,385,490
IQ Winslow Large Cap Growth ETF (a)	99,932	3,803,552
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,407,721	21,217,320
MainStay Epoch Capital Growth Fund Class I	115,146	1,627,116
MainStay Epoch International Choice Fund Class I (a)	365,100	14,452,073
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,451,304	28,952,349
MainStay Fiera SMID Growth Fund Class R6 (a)	1,511,588	25,054,275
MainStay PineStone International Equity Fund Class R6 (a)	883,188	13,988,016
MainStay PineStone U.S. Equity Fund Class R6 (a)	1,369,313	23,913,001
MainStay S&P 500 Index Fund Class I	51,750	2,841,680
MainStay Winslow Large Cap Growth Fund Class R6	2,773,357	31,578,548
MainStay WMC Enduring Capital Fund Class R6 (a)	808,476	28,297,554
MainStay WMC Growth Fund Class R6 (a)	795,263	34,615,733
MainStay WMC International Research Equity Fund Class I (a)	2,014,544	14,331,469
MainStay WMC Small Companies Fund Class I (a)	975,109	21,689,163
MainStay WMC Value Fund Class R6 (a)	915,635	27,194,995
Total Affiliated Investment Companies (Cost $355,753,395)		424,990,125
Short-Term Investment 4.0%
Affiliated Investment Company 4.0%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	17,565,097	17,565,097
Total Short-Term Investment (Cost $17,565,097)	4.0%	17,565,097
Total Investments (Cost $373,318,492)	99.6%	442,555,222
Other Assets, Less Liabilities	0.4	1,799,779
Net Assets	100.0%	$ 444,355,001

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of January 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2024.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 15,693	$ 746	$ (156)	$ (2)	$ 1,526	$ 17,807	$ 256	$ —	548
IQ Candriam International Equity ETF	15,466	10	(30)	(1)	2,091	17,536	85	—	620
IQ Candriam U.S. Large Cap Equity ETF	26,861	1,644	—	—	3,984	32,489	93	—	773
IQ Candriam U.S. Mid Cap Equity ETF	19,698	1,441	(11)	—(a)	3,818	24,946	85	—	839
IQ CBRE NextGen Real Estate ETF	—	9,458	(9)	—(a)	29	9,478	62	—	492
IQ FTSE International Equity Currency Neutral ETF	7,867	47	(3)	—(a)	880	8,791	68	—	351
IQ U.S. Large Cap ETF	26,543	—	(28,274)	7,397	(5,666)	—	51	—	—
IQ U.S. Small Cap ETF	19,193	—	(2,281)	206	3,267	20,385	89	—	585
IQ Winslow Large Cap Growth ETF	3,023	47	—	—	734	3,804	—(a)	—	100
MainStay Candriam Emerging Markets Equity Fund Class R6	19,293	1,044	—	—	880	21,217	241	—	2,408
MainStay Epoch Capital Growth Fund Class I	1,408	8	(33)	—(a)	244	1,627	9	—(a)	115
MainStay Epoch International Choice Fund Class I	12,767	242	(158)	(2)	1,603	14,452	243	—	365
MainStay Epoch U.S. Equity Yield Fund Class R6	26,822	1,570	(1,548)	86	2,022	28,952	227	886	1,451
MainStay Fiera SMID Growth Fund Class R6	11,409	10,875	—	—	2,770	25,054	—	501	1,512
MainStay PineStone International Equity Fund Class R6	12,787	68	(964)	56	2,041	13,988	68	—	883
MainStay PineStone U.S. Equity Fund Class R6	7,799	14,700	—	—	1,414	23,913	41	13	1,369
MainStay S&P 500 Index Fund Class I	6,264	287	(4,357)	996	(348)	2,842	89	197	52
MainStay U.S. Government Liquidity Fund	14,633	24,245	(21,313)	—	—	17,565	229	—	17,565
MainStay Winslow Large Cap Growth Fund Class R6	28,020	2,453	(2,955)	382	3,679	31,579	—	2,452	2,773
MainStay WMC Enduring Capital Fund Class R6	25,298	681	(1,733)	(36)	4,088	28,298	270	—	808
MainStay WMC Growth Fund Class R6	29,550	—	(960)	(119)	6,145	34,616	—	—	795
MainStay WMC International Research Equity Fund Class I	12,836	431	—	—	1,065	14,332	291	—	2,015
MainStay WMC Small Companies Fund Class I	19,174	78	(1,118)	13	3,542	21,689	79	—	975
MainStay WMC Value Fund Class R6	25,333	1,599	(1,269)	(54)	1,586	27,195	442	780	916
	$387,737	$71,674	$(67,172)	$8,922	$41,394	$442,555	$3,018	$4,829

(a)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2024 were as follows:
Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[2]	Unrealized Appreciation/ (Depreciation)[3]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/3/24	Daily	(5,196)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/3/24	Daily	(6,698)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/8/24 - 11/12/24	Daily	11,631	—
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.55%	12/3/24	Daily	9,780	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.55%	12/3/24	Daily	(3,787)	—

Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[2]	Unrealized Appreciation/ (Depreciation)[3]
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/3/24	Daily	(21,852)	$ —
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.55%	12/3/24	Daily	6,484	—
Citibank NA	iShares MSCI India ETF	1 day FEDF	12/3/24	Daily	4,547	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	13,335	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF	6/20/2024	Daily	(1,483)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF minus 0.15% - plus 0.05%	4/9/24 - 5/7/24	Daily	(18,134)	—
JPMorgan Chase Bank NA	S&P 500 Equal Weight	1 day FEDF plus 0.30% - 0.51%	5/7/24	Daily	15,231	—
Citibank NA	S&P 500 Financials Index	1 day FEDF plus 0.10%	12/3/24	Daily	(1,041)	—
Citibank NA	S&P 500 Industrial Sector	1 day FEDF plus 0.10%	12/3/24	Daily	(1,256)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/3/24	Daily	(8,989)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.45%	12/3/24	Daily	21,559	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.35%	12/3/24	Daily	3,509	—
JPMorgan Chase Bank NA	VanEck Oil Services ETF	1 day FEDF plus 0.15%	11/5/24	Daily	4,221	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 0.50%	12/3/24	Daily	(4,353)	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of January 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(1,799)	(228,980)	—	4.41
Apollo Commercial Real Estate Finance, Inc.	(316)	(40,207)	—	0.77
Atlantica Sustainable Infrastructure plc	(187)	(23,790)	—	0.46
Brandywine Realty Trust	(323)	(41,088)	—	0.79
Carnival Corp.	(5,298)	(674,228)	—	12.97
Chart Industries, Inc.	(1,413)	(179,886)	—	3.46
Coherent Corp.	(940)	(119,676)	—	2.30
CommScope Holding Co, Inc.	(85)	(10,825)	—	0.21
Crane NXT Co	(1,216)	(154,749)	—	2.98
Cushman & Wakefield plc	(393)	(49,965)	—	0.96
Delta Air Lines, Inc.	(3,649)	(464,384)	—	8.94
Designer Brands, Inc.	(259)	(32,984)	—	0.63
DigitalBridge Group, Inc.	(595)	(75,665)	—	1.46
Elanco Animal Health, Inc.	(2,005)	(255,165)	—	4.91
Entegris, Inc.	(2,548)	(324,277)	—	6.24
Fidelity National Information Services, Inc.	(3,667)	(466,710)	—	8.98
Hanesbrands, Inc.	(834)	(106,164)	—	2.04
JetBlue Airways Corp.	(579)	(73,632)	—	1.42
Lumen Technologies, Inc.	(705)	(89,699)	—	1.73
MKS Instruments, Inc.	(913)	(116,216)	—	2.24
Oatly Group AB	(79)	(10,071)	—	0.19
Opendoor Technologies, Inc.	(1,050)	(133,639)	—	2.57
Par Pacific Holdings, Inc.	(497)	(63,282)	—	1.22
PureCycle Technologies, Inc.	(156)	(19,797)	—	0.38
Scorpio Tankers, Inc.	(1,282)	(163,214)	—	3.14
Topgolf Callaway Brands Corp.	(318)	(40,510)	—	0.78
Uber Technologies, Inc.	(6,728)	(856,308)	—	16.48
United Airlines Holdings, Inc.	(2,995)	(381,195)	—	7.34

The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of January 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alteryx Inc.	(856)	(94,588)	—	1.41
AppLovin Corp.	(1,816)	(200,694)	—	3.00
Array Technologies Inc.	(1,190)	(131,516)	—	1.96
Asana Inc.	(747)	(82,609)	—	1.23
BILL Holdings Inc.	(2,811)	(310,712)	—	4.64
BioCryst Pharmaceuticals Inc.	(225)	(24,912)	—	0.37
Bloom Energy Corp.	(551)	(60,946)	—	0.91
Bridgebio Pharma Inc.	(2,169)	(239,718)	—	3.58
Carnival Corp.	(4,592)	(507,519)	—	7.58
Children's Place Inc./The	(275)	(30,360)	—	0.45
Cinemark Holdings Inc.	(667)	(73,728)	—	1.10
Coeur Mining Inc.	(266)	(29,452)	—	0.44
Cytokinetics Inc.	(1,651)	(182,433)	—	2.72
DigitalBridge Group, Inc.	(728)	(80,457)	—	1.20
Emergent BioSolutions Inc.	(64)	(7,056)	—	0.11
Enviva Inc.	(8)	(930)	—	0.01
Exact Sciences Corp.	(2,078)	(229,706)	—	3.43
Fastly Inc.	(1,318)	(145,635)	—	2.17
Gap Inc./The	(3,041)	(336,072)	—	5.02
Guardant Health Inc.	(768)	(84,884)	—	1.27
IAC Inc.	(642)	(70,957)	—	1.06
Infinera Corp.	(221)	(24,463)	—	0.36
Insmed Inc.	(627)	(69,282)	—	1.03
JetBlue Airways Corp.	(708)	(78,295)	—	1.17
Kyndryl Holdings Inc.	(530)	(58,574)	—	0.87
Lyft Inc.	(3,356)	(370,872)	—	5.54
NeoGenomics Inc.	(430)	(47,518)	—	0.71
Oscar Health Inc.	(1,565)	(172,949)	—	2.58
Pacific Biosciences of California Inc.	(440)	(48,620)	—	0.73
Peloton Interactive Inc.	(792)	(87,534)	—	1.31
Q2 Holdings Inc.	(659)	(72,815)	—	1.09
Redfin Corp.	(402)	(44,381)	—	0.66
Revance Therapeutics Inc.	(104)	(11,471)	—	0.17
RingCentral Inc.	(1,312)	(145,053)	—	2.17
Rivian Automotive Inc.	(2,888)	(319,212)	—	4.77
Royal Caribbean Cruises Ltd.	(5,589)	(617,659)	—	9.22
Scotts Miracle-Gro Co/The	(763)	(84,294)	—	1.26
Spirit AeroSystems Holdings Inc.	(700)	(77,411)	—	1.16
Spirit Airlines Inc.	(162)	(17,854)	—	0.27
Sweetgreen Inc.	(425)	(47,020)	—	0.70
TG Therapeutics Inc.	(997)	(110,198)	—	1.65
Twist Bioscience Corp.	(927)	(102,427)	—	1.53
Vistra Corp.	(2,661)	(294,073)	—	4.39
Warner Bros Discovery Inc.	(1,866)	(206,257)	—	3.08
Wix.com Ltd.	(1,404)	(155,213)	—	2.32
Wolfspeed Inc.	(1,271)	(140,434)	—	2.10
WW International Inc.	(396)	(43,752)	—	0.65
Wynn Resorts Ltd.	(2,451)	(270,872)	—	4.04
Xerox Holdings Corp.	(493)	(54,457)	—	0.81

1.	Fund pays the floating rate and receives the total return of the reference entity.
2.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
3.	Reflects the value at reset date as of January 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 424,990,125	$ —	$ —	$ 424,990,125
Short-Term Investment
Affiliated Investment Company	17,565,097	—	—	17,565,097
Total Investments in Securities	$ 442,555,222	$ —	$ —	$ 442,555,222

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Floating Rate Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.1%
Asset-Backed Securities 5.2%
Other Asset-Backed Securities 5.2%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
(zero coupon) (3 Month SOFR + 2.00%), due 4/15/37	$ 787,500	$ 787,500
Series 2024-1A, Class D
(zero coupon) (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,250,000
AGL CLO 20 Ltd. (a)(b)
Series 2022-20A, Class B
8.268% (3 Month SOFR + 2.95%), due 7/20/35	2,500,000	2,512,765
Series 2022-20A, Class E
13.678% (3 Month SOFR + 8.36%), due 7/20/35	2,500,000	2,511,942
AIMCO CLO 16 Ltd. (a)(b)
Series 2021-16A, Class B
7.228% (3 Month SOFR + 1.912%), due 1/17/35	2,500,000	2,500,270
Series 2021-16A, Class E
11.778% (3 Month SOFR + 6.462%), due 1/17/35	2,500,000	2,501,720
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
7.565% (3 Month SOFR + 2.20%), due 10/16/36	1,500,000	1,499,495
Series 2023-20A, Class D
9.365% (3 Month SOFR + 4.00%), due 10/16/36	1,276,785	1,276,823
Ballyrock CLO 21 Ltd. (a)(b)
Series 2022-21A, Class A2A
8.118% (3 Month SOFR + 2.80%), due 10/20/35	2,700,000	2,716,702
Series 2022-21A, Class C
10.638% (3 Month SOFR + 5.32%), due 10/20/35	2,500,000	2,533,657
Carlyle U.S. CLO Ltd. (a)(b)
Series 2022-2A, Class A2
7.318% (3 Month SOFR + 2.00%), due 4/20/35	2,500,000	2,500,542
Series 2022-2A, Class D
12.718% (3 Month SOFR + 7.40%), due 4/20/35	2,500,000	2,501,442
Danby Park CLO Ltd. (a)(b)
Series 2022-1A, Class B
8.268% (3 Month SOFR + 2.95%), due 10/21/35	1,000,000	1,007,139
Series 2022-1A, Class D
10.648% (3 Month SOFR + 5.33%), due 10/21/35	1,000,000	1,011,546
Elmwood CLO 16 Ltd. (a)(b)
Series 2022-3A, Class B
7.268% (3 Month SOFR + 1.95%), due 4/20/34	2,500,000	2,500,542
Series 2022-3A, Class E
12.538% (3 Month SOFR + 7.22%), due 4/20/34	2,500,000	2,505,795
Elmwood CLO XII Ltd. (a)(b)
Series 2021-5A, Class B
7.279% (3 Month SOFR + 1.962%), due 1/20/35	2,500,000	2,501,620
Series 2021-5A, Class E
11.929% (3 Month SOFR + 6.612%), due 1/20/35	2,500,000	2,503,320

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Empower CLO Ltd. (a)(b)
Series 2023-2A, Class B
8.064% (3 Month SOFR + 2.75%), due 7/15/36	$ 1,250,000	$ 1,258,223
Series 2023-2A, Class D
10.714% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,253,420
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
7.644% (3 Month SOFR + 2.30%), due 10/20/36	1,500,000	1,509,212
Series 2023-32A, Class D
9.644% (3 Month SOFR + 4.30%), due 10/20/36	1,500,000	1,478,139
Magnetite XXXI Ltd. (a)(b)
Series 2021-31A, Class B
7.226% (3 Month SOFR + 1.912%), due 7/15/34	2,500,000	2,501,030
Series 2021-31A, Class E
11.576% (3 Month SOFR + 6.262%), due 7/15/34	2,500,000	2,463,328
Neuberger Berman Loan Advisers CLO 43 Ltd. (a)(b)
Series 2021-43A, Class C
7.528% (3 Month SOFR + 2.212%), due 7/17/35	2,500,000	2,493,353
Series 2021-43A, Class E
11.578% (3 Month SOFR + 6.262%), due 7/17/35	2,500,000	2,462,368
Neuberger Berman Loan Advisers CLO 51 Ltd. (a)(b)
Series 2022-51A, Class B
8.366% (3 Month SOFR + 3.05%), due 10/23/35	1,250,000	1,256,393
Series 2022-51A, Class D
11.016% (3 Month SOFR + 5.70%), due 10/23/35	1,250,000	1,262,114
Octagon Investment Partners 51 Ltd. (a)(b)
Series 2021-1A, Class B
7.279% (3 Month SOFR + 1.962%), due 7/20/34	2,500,000	2,500,552
Series 2021-1A, Class E
12.329% (3 Month SOFR + 7.012%), due 7/20/34	2,500,000	2,437,748
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
7.606% (3 Month SOFR + 2.25%), due 10/20/36	1,500,000	1,513,224
Series 2023-16A, Class D
9.356% (3 Month SOFR + 4.00%), due 10/20/36	1,500,000	1,502,814
Palmer Square CLO Ltd. (a)(b)
Series 2021-4A, Class B
7.226% (3 Month SOFR + 1.912%), due 10/15/34	2,500,000	2,501,370
Series 2022-2A, Class B
7.518% (3 Month SOFR + 2.20%), due 7/20/34	2,500,000	2,503,085
Series 2021-4A, Class D
8.526% (3 Month SOFR + 3.212%), due 10/15/34	1,500,000	1,482,197
Series 2021-4A, Class E
11.626% (3 Month SOFR + 6.312%), due 10/15/34	2,500,000	2,475,698
Series 2022-2A, Class E
13.148% (3 Month SOFR + 7.83%), due 7/20/34	2,500,000	2,511,462

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Rockland Park CLO Ltd. (a)(b)
Series 2021-1A, Class B
7.229% (3 Month SOFR + 1.912%), due 4/20/34	$ 2,500,000	$ 2,500,273
Series 2021-1A, Class E
11.829% (3 Month SOFR + 6.512%), due 4/20/34	2,500,000	2,502,207
Sixth Street CLO XXI Ltd. (a)(b)
Series 2022-21A, Class B
8.314% (3 Month SOFR + 3.00%), due 10/15/35	2,500,000	2,517,767
Series 2022-21A, Class D
10.414% (3 Month SOFR + 5.10%), due 10/15/35	1,429,000	1,443,334
Total Asset-Backed Securities (Cost $83,199,226)		83,452,131
Corporate Bonds 4.5%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	250,000	270,869
TransDigm, Inc.
7.125%, due 12/1/31 (a)	1,000,000	1,042,276
		1,313,145
Airlines 0.0% ‡
United Airlines, Inc.
4.375%, due 4/15/26 (a)	800,000	771,713
Auto Manufacturers 0.3%
Ford Motor Co.
6.10%, due 8/19/32	1,900,000	1,903,929
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,103,759
		4,007,688
Building Materials 0.1%
JELD-WEN, Inc. (a)
4.625%, due 12/15/25	294,000	285,034
4.875%, due 12/15/27	780,000	739,609
		1,024,643
Chemicals 0.6%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	730,000	484,574
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,241,562
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	2,330,000	2,446,780
Olympus Water US Holding Corp.
9.75%, due 11/15/28 (a)	3,500,000	3,702,911

	Principal Amount	Value
Corporate Bonds
Chemicals
SCIL IV LLC
5.375%, due 11/1/26 (a)	$ 660,000	$ 641,578
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	617,211
		9,134,616
Commercial Services 0.3%
Avis Budget Car Rental LLC
8.00%, due 2/15/31 (a)	2,500,000	2,494,750
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	990,989
Sotheby's
5.875%, due 6/1/29 (a)	2,100,000	1,812,791
		5,298,530
Distribution & Wholesale 0.0% ‡
OPENLANE, Inc.
5.125%, due 6/1/25 (a)	400,000	394,109
Diversified Financial Services 0.3%
GGAM Finance Ltd. (a)
7.75%, due 5/15/26	2,625,000	2,670,547
8.00%, due 2/15/27	1,250,000	1,287,788
NFP Corp.
8.50%, due 10/1/31 (a)	1,330,000	1,463,551
		5,421,886
Electric 0.1%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,453,190
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	1,500,000	1,584,375
Entertainment 0.2%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,420,000	1,459,262
Caesars Resort Collection LLC
5.75%, due 7/1/25 (a)	500,000	500,962
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	1,350,000	1,348,407
		3,308,631

	Principal Amount	Value
Corporate Bonds
Environmental Control 0.2%
GFL Environmental, Inc. (a)
4.25%, due 6/1/25	$ 1,200,000	$ 1,178,940
4.75%, due 6/15/29	2,000,000	1,877,494
		3,056,434
Food 0.0% ‡
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	231,987
US Foods, Inc.
7.25%, due 1/15/32 (a)	500,000	523,750
		755,737
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	438,232
Healthcare-Services 0.1%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	240,000	228,900
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	840,000	853,709
		1,082,609
Insurance 0.1%
Acrisure LLC
8.25%, due 2/1/29 (a)	1,110,000	1,112,845
GTCR AP Finance, Inc.
8.00%, due 5/15/27 (a)	900,000	901,700
		2,014,545
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	1,320,000	1,340,030
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	629,250
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	1,000,000	996,239
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	430,000	284,715

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28 (a)	$ 2,100,000	$ 1,569,351
		1,854,066
Media 0.4%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	730,000	564,432
Univision Communications, Inc. (a)
6.625%, due 6/1/27	1,400,000	1,384,859
8.00%, due 8/15/28	4,456,000	4,534,292
		6,483,583
Oil & Gas 0.2%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	2,270,000	2,421,090
Oil & Gas Services 0.0% ‡
USA Compression Partners LP
6.875%, due 4/1/26	640,000	636,241
Packaging & Containers 0.3%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	600,000	486,283
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	977,544
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	900,000	854,956
Mauser Packaging Solutions Holding Co.
7.875%, due 8/15/26 (a)	1,500,000	1,515,679
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	1,180,000	1,258,576
		5,093,038
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	700,000	643,296
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,202,778
		1,846,074
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	1,000,000	1,025,742
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	1,000,000	1,005,028
		2,030,770

	Principal Amount	Value
Corporate Bonds
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	$ 1,670,000	$ 1,240,426
Real Estate Investment Trusts 0.2%
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	287,984
7.25%, due 7/15/28 (a)	2,100,000	2,164,690
		2,452,674
Retail 0.1%
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	576,416
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,815,000
		2,391,416
Software 0.1%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	700,000	645,058
4.875%, due 7/1/29	700,000	653,479
		1,298,537
Telecommunications 0.1%
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	731,000	727,345
Telesat Canada
4.875%, due 6/1/27 (a)	900,000	531,000
		1,258,345
Total Corporate Bonds (Cost $75,062,433)		73,031,862
Loan Assignments 86.4%
Aerospace & Defense 2.9%
Amentum Government Services Holdings LLC (b)
First Lien Tranche 3 Term Loan
9.337% (1 Month SOFR + 4.00%), due 2/15/29	4,022,083	4,013,705
First Lien Tranche Term Loan 1
9.447% (1 Month SOFR + 4.00%), due 1/29/27	1,993,772	1,990,658
Arcline FM Holdings LLC
First Lien Initial Term Loan
10.36% (3 Month SOFR + 4.75%), due 6/23/28 (b)	3,110,350	3,091,881
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
7.183% (1 Month SOFR + 1.75%), due 9/7/27 (b)	3,758,338	3,754,312
Barnes Group, Inc.
Initial Term Loan
8.433% (1 Month SOFR + 3.00%), due 9/3/30 (b)	1,197,000	1,195,504

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Cobham Ultra SeniorCo. SARL
USD Facility Term Loan B
9.363% (6 Month SOFR + 3.50%), due 8/3/29 (b)	$ 3,352,762	$ 3,306,661
Dynasty Acquisition Co., Inc. (b)
2023 Specified Refinancing Term Loan B1
9.333% (1 Month SOFR + 4.00%), due 8/24/28	3,979,542	3,982,626
2023 Specified Refinancing Term Loan B2
9.333% (1 Month SOFR + 4.00%), due 8/24/28	1,705,518	1,706,840
KBR, Inc.
Incremental Term Loan B
7.583% (1 Month SOFR + 2.25%), due 1/17/31 (b)	1,300,000	1,298,375
Russell Investments U.S. Institutional Holdco, Inc.
2025 Term Loan
8.933% (1 Month SOFR + 3.50%), due 5/30/25 (b)	5,399,014	5,081,822
SkyMiles IP Ltd.
Initial Term Loan
9.068% (3 Month SOFR + 3.75%), due 10/20/27 (b)	3,985,714	4,072,404
TransDigm, Inc. (b)
Tranche Term Loan H
8.598% (3 Month SOFR + 3.25%), due 2/22/27	1,954,873	1,955,076
Tranche Term Loan I
8.598% (3 Month SOFR + 3.25%), due 8/24/28	4,991,010	4,992,207
United AirLines, Inc.
Term Loan B
9.201% (1 Month SOFR + 3.75%), due 4/21/28 (b)	3,250,929	3,251,381
WestJet Airlines Ltd.
Term Loan
8.437% (1 Month SOFR + 3.00%), due 12/11/26 (b)	3,646,133	3,636,562
		47,330,014
Animal Food 0.2%
Alltech, Inc.
Term Loan B
9.447% (1 Month SOFR + 4.00%), due 10/13/28 (b)	3,058,262	3,023,856
Automobile 1.7%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
10.498% (3 Month SOFR + 5.00%), due 12/30/27 (b)	5,880,000	5,786,285
Autokiniton U.S. Holdings, Inc.
Closing Date Term Loan B
9.97% (1 Month SOFR + 4.50%), due 4/6/28 (b)	4,033,450	4,030,090
Belron Finance 2019 LLC
Dollar Second Incremental Term Loan
7.829% (3 Month SOFR + 2.25%), due 10/30/26 (b)	4,146,292	4,146,292
Belron Finance U.S. LLC
2029 Dollar Incremental Term Loan
7.664% (3 Month SOFR + 2.25%), due 4/18/29 (b)	497,500	496,967

	Principal Amount	Value
Loan Assignments
Automobile
Clarios Global LP
First Lien 2024 Refinancing Term Loan
8.333% (1 Month SOFR + 3.00%), due 5/6/30 (b)	$ 6,412,500	$ 6,410,499
First Brand Group LLC
First Lien 2021 Term Loan
10.574% (3 Month SOFR + 5.00%), due 3/30/27 (b)	1,329,915	1,327,144
Mavis Tire Express Services Topco Corp.
Term Loan
9.076%, due 5/4/28	600,000	599,625
Wand Newco 3, Inc.
First Lien 2024 Refinancing Term Loan
9.086% (1 Month SOFR + 3.75%), due 1/17/31 (b)	4,333,333	4,334,686
		27,131,588
Banking 0.8%
Apollo Commercial Real Estate Finance, Inc.
Term Loan B1
8.947% (1 Month SOFR + 3.50%), due 3/11/28 (b)	82,283	80,842
Edelman Financial Engines Center LLC (The)
First Lien 2021 Initial Term Loan
8.947% (1 Month SOFR + 3.50%), due 4/7/28 (b)	5,568,891	5,535,690
Jane Street Group LLC
2024 Repricing Term Loan
7.951% (1 Month SOFR + 2.50%), due 1/26/28 (b)	6,666,971	6,630,303
		12,246,835
Beverage, Food & Tobacco 1.5%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
9.197% (1 Month SOFR + 3.75%), due 10/1/25 (b)	2,220,772	2,150,911
CHG PPC Parent LLC
First Lien 2021-1 U.S. Term Loan
8.447% (1 Month SOFR + 3.00%), due 12/8/28 (b)	4,239,998	4,234,698
Froneri International Ltd.
First Lien Facility Term Loan B2
7.683% (1 Month SOFR + 2.25%), due 1/29/27 (b)	2,909,475	2,903,880
H-Food Holdings LLC
Initial Term Loan
9.337% (3 Month SOFR + 3.688%), due 5/23/25 (b)	2,447,108	1,889,628
Naked Juice LLC
First Lien Initial Term Loan
8.698% (3 Month SOFR + 3.25%), due 1/24/29 (b)	884,954	835,839
Pegasus BidCo BV
Initial Dollar Term Loan
9.63% (3 Month SOFR + 4.25%), due 7/12/29 (b)	4,356,000	4,354,183
Sotheby's
2021 Second Refinancing Term Loan
10.076% (3 Month SOFR + 4.50%), due 1/15/27 (b)	2,233,880	2,209,865

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
U.S. Foods, Inc.
Incremental 2021 Term Loan B
7.947% (1 Month SOFR + 2.50%), due 11/22/28 (b)	$ 3,982,294	$ 3,991,422
United Natural Foods, Inc.
Initial Term Loan
8.697% (1 Month SOFR + 3.25%), due 10/22/25 (b)	1,093,784	1,090,925
		23,661,351
Broadcasting & Entertainment 1.5%
Altice France SA
USD Term Loan B14
10.814% (3 Month SOFR + 5.50%), due 8/15/28 (b)	6,080,181	5,513,204
Clear Channel Outdoor Holdings, Inc.
Term Loan B 9.074% - 9.145%
(3 Month SOFR + 3.50%), due 8/21/26 (b)	4,134,249	4,080,223
CMG Media Corp.
First Lien 2021 Term Loan B
8.948% (3 Month SOFR + 3.50%), due 12/17/26 (b)	5,173,450	4,791,908
Gray Television, Inc. (b)
Term Loan E
7.967% (1 Month SOFR + 2.50%), due 1/2/26	11,963	11,941
Term Loan D
8.467% (1 Month SOFR + 3.00%), due 12/1/28	2,329,646	2,310,093
Nexstar Media, Inc.
Term Loan B4
7.951% (1 Month SOFR + 2.50%), due 9/18/26 (b)	2,916,699	2,915,179
Univision Communications, Inc. (b)
First Lien Initial Term Loan
8.697% (1 Month SOFR + 3.25%), due 1/31/29	4,426,051	4,414,986
First Lien 2022 Incremental Term Loan
9.598% (3 Month SOFR + 4.25%), due 6/24/29	923,437	923,207
		24,960,741
Buildings & Real Estate 2.2%
Allspring Buyer LLC
Initial Term Loan
8.887% (3 Month SOFR + 3.25%), due 11/1/28 (b)	3,655,680	3,636,261
Beacon Roofing Supply, Inc.
2028 Term Loan
7.947% (1 Month SOFR + 2.50%), due 5/19/28 (b)	3,412,500	3,414,278
Core & Main LP
Tranche Term Loan B 7.937% - 8.056%
(1 Month SOFR + 2.50%, 6 Month SOFR + 2.50%), due 7/27/28 (b)	5,328,296	5,318,305
Cornerstone Building Brands, Inc.
Tranche Term Loan B
8.683% (1 Month SOFR + 3.25%), due 4/12/28 (b)	6,409,578	6,346,482

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate
Cushman & Wakefield U.S. Borrower LLC (b)
Replacement Term Loan
8.197% (1 Month SOFR + 2.75%), due 8/21/25	$ 32,501	$ 32,420
2023-1 Refinancing Term Loan
8.683% (1 Month SOFR + 3.25%), due 1/31/30	4,095,871	4,049,792
2023-2 Refinancing Term Loan
9.333% (1 Month SOFR + 4.00%), due 1/31/30	208,333	206,510
SRS Distribution, Inc. (b)
2022 Refinancing Term Loan
8.683% (1 Month SOFR + 3.25%), due 6/2/28	1,372,000	1,361,024
2021 Refinancing Term Loan
8.947% (1 Month SOFR + 3.50%), due 6/2/28	2,964,331	2,946,628
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.61% (3 Month SOFR + 3.00%), due 7/21/28 (b)	3,172,595	3,138,886
Wilsonart LLC
Tranche Term Loan E
8.698% (3 Month SOFR + 3.25%), due 12/31/26 (b)	5,672,996	5,660,584
		36,111,170
Capital Equipment 0.5%
AZZ, Inc.
Initial Term Loan
9.083% (1 Month SOFR + 3.75%), due 5/13/29 (b)	3,170,000	3,175,284
CPM Holdings, Inc.
Initial Term Loan
9.853% (1 Month SOFR + 4.50%), due 9/28/28 (b)	3,000,000	2,999,376
Discovery Energy Corp.
USD Term Loan
TBD, due 10/5/28	2,600,000	2,528,500
		8,703,160
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
Initial Term Loan
7.448% (3 Month SOFR + 2.00%), due 12/30/26 (b)	3,829,693	3,824,393
Chemicals 0.3%
ASP Unifrax Holdings, Inc.
First Lien USD Term Loan
9.248% (3 Month SOFR + 3.75%), due 12/12/25 (b)	2,938,144	2,792,339
LSF11 A5 Holdco LLC (b)
Term Loan
8.947% (1 Month SOFR + 3.50%), due 10/15/28	2,282,576	2,267,597
Fourth Amendment Incremental Term Loan
9.683% (1 Month SOFR + 4.25%), due 10/15/28	447,750	446,631
		5,506,567

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber 5.4%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
9.433% (1 Month SOFR + 4.00%), due 11/24/27	$ 1,281,816	$ 1,265,794
First Lien 2022 Incremental Term Loan
10.083% (1 Month SOFR + 4.75%), due 11/24/27 (c)(d)	1,485,000	1,455,300
Bakelite UK Intermediate Ltd.
Term Loan
9.498% (3 Month SOFR + 4.00%), due 5/29/29 (b)	5,114,557	5,098,574
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
9.108% (1 Month SOFR + 3.675%), due 4/13/29 (b)	4,910,163	4,874,564
Entegris, Inc.
Tranche Term Loan B 7.833% - 7.848%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/6/29 (b)	3,483,652	3,480,750
Herens Holdco SARL
USD Facility Term Loan B
9.373% (3 Month SOFR + 3.925%), due 7/3/28 (b)	1,808,121	1,673,157
Ineos Quattro Holdings U.K. Ltd. (b)
2030 Tranche Dollar Term Loan B
9.183% (1 Month SOFR + 3.75%), due 3/14/30	1,492,500	1,487,836
2029 Tranche Dollar Term Loan B
9.683% (1 Month SOFR + 4.25%), due 4/2/29	3,479,900	3,471,200
Ineos U.S. Finance LLC (b)
2030 Dollar Term Loan
8.933% (1 Month SOFR + 3.50%), due 2/18/30	995,000	981,319
2027-II Dollar Term Loan
9.183% (1 Month SOFR + 3.75%), due 11/8/27	2,345,441	2,326,384
Innophos Holdings, Inc.
Initial Term Loan
8.697% (1 Month SOFR + 3.25%), due 2/5/27 (b)	5,322,907	5,247,056
Jazz Pharmaceuticals plc
Additional Dollar Tranche Term Loan B1
8.447% (1 Month SOFR + 3.00%), due 5/5/28 (b)	7,154,937	7,148,977
Koppers, Inc.
Term Loan B
8.94% (1 Month SOFR + 3.50%), due 4/10/30 (b)	4,477,528	4,488,722
Nouryon Finance BV (b)
2023 Term Loan
9.448% (1 Month SOFR + 4.00%), due 4/3/28	1,243,750	1,241,807
Extended Dollar Term Loan
9.467% (3 Month SOFR + 4.00%), due 4/3/28	6,413,914	6,397,880
Olympus Water U.S. Holding Corp.
Initial Dollar Term Loan
9.36% (3 Month SOFR + 3.75%), due 11/9/28 (b)	2,670,290	2,659,184
Oxea Holding Vier GmbH
Tranche Term Loan B2
8.93% (3 Month SOFR + 3.50%), due 10/14/24 (b)	3,400,209	3,314,142

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
PMHC II, Inc.
Initial Term Loan
9.723% (3 Month SOFR + 4.25%), due 4/23/29 (b)	$ 5,925,000	$ 5,638,627
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1 9.447% - 9.451%
(1 Month SOFR + 4.00%), due 3/16/27 (b)	6,228,104	6,209,612
Sparta U.S. Holdco LLC
First Lien Initial Term Loan
8.717% (1 Month SOFR + 3.25%), due 8/2/28 (b)	2,058,000	2,051,141
Tricorbraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
8.697% (1 Month SOFR + 3.25%), due 3/3/28 (b)	5,806,232	5,682,124
Tronox Finance LLC
First Lien 2022 Incremental Term Loan
8.598% (3 Month SOFR + 3.25%), due 4/4/29 (b)	2,534,181	2,529,430
W. R. Grace Holdings LLC
Initial Term Loan
9.36% (3 Month SOFR + 3.75%), due 9/22/28 (b)	3,430,000	3,426,426
Windsor Holdings III LLC
Dollar Term Loan B
9.848% (1 Month SOFR + 4.50%), due 8/1/30 (b)	4,990,000	4,988,613
		87,138,619
Commercial Services 0.3%
Prime Security Services Borrower LLC
First Lien 2023 Refinancing Term Loan B1
7.827% (3 Month SOFR + 2.50%), due 10/13/30 (b)	5,000,000	4,998,610
Consumer Durables 0.3%
SWF Holdings I Corp.
First Lien Initial Term Loan
9.447% (1 Month SOFR + 4.00%), due 10/6/28 (b)	4,799,401	4,265,468
Containers, Packaging & Glass 3.0%
Alliance Laundry Systems LLC
Initial Term Loan B 8.926% - 8.934%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 10/8/27 (b)	4,729,383	4,722,487
Altium Packaging LLC
First Lien 2021 Term Loan
8.197% (1 Month SOFR + 2.75%), due 2/3/28 (b)	3,000,266	2,988,079
Anchor Glass Container Corp.
First Lien August 2023 Extended Term Loan 10.827% - 10.896%
(3 Month SOFR + 5.00%, 6 Month SOFR + 5.00%), due 12/7/25 (b)	2,630,556	2,176,785
Berlin Packaging LLC (b)
Tranche Initial Term Loan B4 8.604% - 8.728%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 3/11/28	3,890,015	3,854,355

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Berlin Packaging LLC (b)
Tranche Term Loan B5 9.217% - 9.36%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/11/28	$ 1,055,700	$ 1,048,725
Charter Next Generation, Inc.
First Lien 2021 Initial Term Loan
9.22% (1 Month SOFR + 3.75%), due 12/1/27 (b)	5,988,744	5,954,644
Flint Group Packaging Inks North America Holdings LLC (b)
First Lien USD Facility Term Loan B
5.677% (6.90% PIK) (3 Month SOFR + 0.10%), due 12/31/27 (e)	425,823	311,561
Second Lien USD Facility Term Loan B
5.677% (6.90% PIK) (3 Month SOFR + 0.10%), due 12/31/27 (e)	567,858	58,489
USD Facility Term Loan B
9.827% (3 Month SOFR + 4.25%), due 12/31/26	847,711	770,004
Graham Packaging Co., Inc.
2021 Initial Term Loan
8.447% (1 Month SOFR + 3.00%), due 8/4/27 (b)	4,314,429	4,306,132
Mauser Packaging Solutions Holding Co.
Initial Term Loan
9.355% (1 Month SOFR + 4.00%), due 8/14/26 (b)	181,958	182,085
Pactiv Evergreen, Inc. (b)
Tranche U.S. Term Loan B2
8.697% (1 Month SOFR + 3.25%), due 2/5/26	1,729,178	1,730,043
Tranche U.S. Term Loan B3
8.697% (1 Month SOFR + 3.25%), due 9/24/28	975,000	974,797
Pretium PKG Holdings, Inc. (b)
First Lien Initial Third Amendment Term Loan A1
9.953% (1 Month SOFR + 4.60%), due 10/2/28	3,396,335	2,768,013
First Lien Third Amendment Tranche Term Loan A
10.353% (1 Month SOFR + 5.00%), due 10/2/28	2,086,351	2,072,441
Second Lien Initial Term Loan
12.208% (1 Month SOFR + 6.75%), due 10/1/29 (c)	1,750,000	739,375
ProAmpac PG Borrower LLC
2023-1 Term Loan 9.798% - 9.868%
(3 Month SOFR + 4.50%), due 9/15/28 (b)	3,166,667	3,166,667
Reynolds Consumer Products LLC
Initial Term Loan
7.183% (1 Month SOFR + 1.75%), due 2/4/27 (b)	117,380	117,130
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
9.697% (1 Month SOFR + 4.25%), due 7/7/28 (b)	4,900,000	4,699,100
Trident TPI Holdings, Inc. (b)
Tranche Initial Term Loan B3
9.61% (3 Month SOFR + 4.00%), due 9/15/28	3,689,045	3,675,724
Tranche Initial Term Loan B5
9.848% (3 Month SOFR + 4.50%), due 9/15/28	968,123	965,184
Tranche Incremental Term Loan B4
10.598% (3 Month SOFR + 5.25%), due 9/15/28	396,000	396,330
		47,678,150

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing 2.1%
Allied Universal Holdco LLC (b)
Initial U.S. Dollar Term Loan
9.183% (1 Month SOFR + 3.75%), due 5/12/28	$ 5,961,361	$ 5,884,984
Amendment No. 3 Term Loan
10.083% (1 Month SOFR + 4.75%), due 5/12/28	2,992,500	2,974,731
Filtration Group Corp. (b)
2021 Incremental Term Loan
8.947% (1 Month SOFR + 3.50%), due 10/21/28	2,947,236	2,942,079
2023 Extended Dollar Term Loan
9.697% (1 Month SOFR + 4.25%), due 10/21/28	2,750,032	2,750,320
Gardner Denver, Inc.
2020 GDI Tranche Dollar Term Loan B2
7.183% (1 Month SOFR + 1.75%), due 3/1/27 (b)	3,300,225	3,300,974
GYP Holdings III Corp.
First Lien 2023 Refinancing Term Loan
8.333% (1 Month SOFR + 3.00%), due 5/12/30 (b)	569,360	570,072
Ingersoll-Rand Services Co.
2020 Spinco Tranche Dollar Term Loan B1
7.183% (1 Month SOFR + 1.75%), due 3/1/27 (b)	159,843	159,879
Iron Mountain Information Management LLC
Incremental Term Loan B
7.197% (1 Month LIBOR + 1.75%), due 1/2/26 (b)	3,169,007	3,156,464
LTI Holdings, Inc. (b)
First Lien Initial Term Loan
8.947% (1 Month SOFR + 3.50%), due 9/6/25	1,279,090	1,245,514
First Lien First Amendment Additional Term Loan
10.197% (1 Month SOFR + 4.75%), due 7/24/26	1,714,734	1,665,970
QUIKRETE Holdings, Inc.
First Lien Fourth Amendment Term Loan
8.197% (1 Month SOFR + 2.75%), due 3/19/29 (b)	5,403,750	5,398,687
Red Ventures LLC
First Lien Term Loan B4
8.333% (1 Month SOFR + 3.00%), due 3/3/30 (b)	4,126,354	4,102,285
		34,151,959
Diversified/Conglomerate Service 2.2%
Applied Systems, Inc. (b)
First Lien 2026 Term Loan
9.848% (3 Month SOFR + 4.50%), due 9/18/26	3,437,819	3,445,342
Second Lien 2021 Term Loan
12.098% (3 Month SOFR + 6.75%), due 9/17/27	1,982,109	1,987,064
Blackhawk Network Holdings, Inc.
First Lien Term Loan
8.138% (3 Month SOFR + 2.75%), due 6/15/25 (b)	3,768,657	3,758,764
Brightview Landscapes LLC
2022 Initial Term Loan
8.313% (3 Month SOFR + 3.00%), due 4/20/29 (b)	880,595	879,494

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
Element Materials Technology Group U.S. Holdings, Inc. (b)
Initial USD Term Loan B
9.698% (3 Month SOFR + 4.25%), due 7/6/29	$ 1,896,632	$ 1,879,245
First Lien Delayed Draw Term Loan B
9.698% (3 Month SOFR + 4.25%), due 7/6/29	875,368	867,344
Genesys Cloud Services Holdings I LLC
2020 Initial Dollar Term Loan
9.447% (1 Month SOFR + 4.00%), due 12/1/27 (b)	5,754,408	5,755,305
MKS Instruments, Inc.
2023-1 Dollar Term Loan B
7.848% (1 Month SOFR + 2.50%), due 8/17/29 (b)	6,774,095	6,753,393
TruGreen LP
First Lien Second Refinancing Term Loan
9.433% (1 Month SOFR + 4.00%), due 11/2/27 (b)	6,301,447	6,078,269
Verscend Holding Corp.
Term Loan B1
9.447% (1 Month SOFR + 4.00%), due 8/27/25 (b)	4,025,954	4,023,438
		35,427,658
Ecological 0.2%
GFL Environmental, Inc.
2023 Refinancing Term Loan A
7.816% (3 Month SOFR + 2.50%), due 5/31/27 (b)	3,012,118	3,010,235
Electronics 6.0%
Camelot U.S. Acquisition LLC
Initial Term Loan 8.447% - 8.47%
(1 Month SOFR + 3.00%), due 10/30/26 (b)	2,475,189	2,472,095
Term Loan B
8.076%, due 1/25/31	966,816	963,190
Amendment No. 2 Incremental Term Loan
8.447% (1 Month SOFR + 3.00%), due 10/30/26 (b)	2,634,854	2,631,012
Castle U.S. Holding Corp. (b)
Initial Dollar Term Loan
9.40% (3 Month SOFR + 3.75%), due 1/29/27	218,576	153,049
Dollar Term Loan B2
9.65% (3 Month SOFR + 4.00%), due 1/29/27	4,885,417	3,419,792
Commscope, Inc.
Initial Term Loan
8.697% (1 Month SOFR + 3.25%), due 4/6/26 (b)	6,107,205	5,323,956
CoreLogic, Inc.
First Lien Initial Term Loan
8.947% (1 Month SOFR + 3.50%), due 6/2/28 (b)	6,398,162	6,128,237
DCert Buyer, Inc.
First Lien Initial Term Loan
9.333% (1 Month SOFR + 4.00%), due 10/16/26 (b)	5,333,975	5,294,845

	Principal Amount	Value
Loan Assignments
Electronics
ECi Macola/MAX Holding LLC
First Lien Initial Term Loan
9.36% (3 Month SOFR + 3.75%), due 11/9/27 (b)	$ 3,395,000	$ 3,386,513
Epicor Software Corp. (b)
Term Loan C
8.697% (1 Month SOFR + 3.25%), due 7/30/27	6,091,637	6,093,714
Term Loan D
9.083% (1 Month SOFR + 3.75%), due 7/30/27	1,250,000	1,256,250
Flexera Software LLC
First Lien Term Loan B1
9.197% (1 Month SOFR + 3.75%), due 3/3/28 (b)	3,643,549	3,633,788
Gainwell Acquisition Corp.
First Lien Term Loan B
9.448% (3 Month SOFR + 4.00%), due 10/1/27 (b)	5,518,570	5,354,734
Helios Software Holdings, Inc.
2021 Initial Dollar Term Loan
9.248% (3 Month SOFR + 3.75%), due 3/11/28 (b)	1,403,008	1,384,155
ION Trading Finance Ltd.
2021 Initial Dollar Term Loan
10.198% (3 Month SOFR + 4.75%), due 4/1/28 (b)	3,900,000	3,826,875
MH Sub I LLC
First Lien 2023 May Incremental Term Loan
9.583% (1 Month SOFR + 4.25%), due 5/3/28 (b)	6,734,431	6,588,799
Project Alpha Intermediate Holding, Inc.
Initial Term Loan
10.063% (3 Month SOFR + 4.75%), due 10/28/30 (b)	6,500,000	6,507,222
Proofpoint, Inc.
First Lien Initial Term Loan
8.697% (1 Month SOFR + 3.25%), due 8/31/28 (b)	5,458,378	5,420,475
Rocket Software, Inc.
Extended Dollar Term Loan
10.083% (1 Month SOFR + 4.75%), due 11/28/28 (b)	5,158,535	5,086,800
Sharp Services LLC (b)
First Lien Initial Term Loan
9.448% (3 Month SOFR + 4.00%), due 12/31/28	4,106,651	4,106,652
First Lien Tranche Term Loan B
9.848% (3 Month SOFR + 4.50%), due 12/31/28	1,000,000	999,375
Sophos Holdings SARL
First Lien Dollar Tranche Term Loan
8.948% (1 Month SOFR + 3.50%), due 3/5/27 (b)	2,949,610	2,944,693
SS&C Technologies Holdings, Inc. (b)
Term Loan B6
7.683% (1 Month SOFR + 2.25%), due 3/22/29	1,629,698	1,629,229
Term Loan B7
7.683% (1 Month SOFR + 2.25%), due 3/22/29	3,167,583	3,166,670
Ultimate Software Group, Inc.
Term Loan B
TBD, due 1/1/38	1,519,141	1,517,242

	Principal Amount	Value
Loan Assignments
Electronics
Vertiv Group Corp.
Term Loan B1
7.967% (1 Month SOFR + 2.50%), due 3/2/27 (b)	$ 5,778,589	$ 5,782,200
VS Buyer LLC
Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 2/28/27 (b)	1,443,750	1,440,141
		96,511,703
Energy (Electricity) 0.3%
Covanta Holding Corp. (b)
Initial Term Loan B
7.833% (1 Month SOFR + 2.50%), due 11/30/28	4,021,746	4,003,793
Initial Term Loan C
7.833% (1 Month SOFR + 2.50%), due 11/30/28	306,620	305,251
		4,309,044
Entertainment 1.0%
Alterra Mountain Co. (b)
Term Loan B2
8.947% (1 Month SOFR + 3.50%), due 8/17/28	4,730,730	4,730,730
Term Loan B3
9.183% (1 Month SOFR + 3.75%), due 5/31/30	497,500	498,122
Fertitta Entertainment LLC
Initial Term Loan B
9.333% (1 Month SOFR + 4.00%), due 1/27/29 (b)	4,138,615	4,126,041
Formula One Management Ltd.
First Lien Facility Term Loan B
7.598% (3 Month SOFR + 2.25%), due 1/15/30 (b)	984,615	983,385
J&J Ventures Gaming LLC
Initial Term Loan
9.61% (3 Month SOFR + 4.00%), due 4/26/28 (b)	5,356,502	5,245,355
		15,583,633
Finance 6.9%
AAdvantage Loyality IP Ltd.
Initial Term Loan
10.329% (3 Month SOFR + 4.75%), due 4/20/28 (b)	5,270,000	5,392,169
Acuris Finance U.S., Inc.
Initial Dollar Term Loan
9.498% (3 Month SOFR + 4.00%), due 2/16/28 (b)	5,647,135	5,528,308
ADMI Corp. (b)
Amendment No.4 Refinancing Term Loan
8.822% (1 Month SOFR + 3.375%), due 12/23/27	2,431,250	2,308,929
Amendment No. 5 Incremental Term Loan
9.197% (1 Month SOFR + 3.75%), due 12/23/27	3,665,625	3,507,545
Ahlstrom-Munksjo Holding 3 Oy
USD Facility Term Loan B
9.61% (3 Month SOFR + 4.00%), due 2/4/28 (b)	3,113,092	3,094,933

	Principal Amount	Value
Loan Assignments
Finance
AlixPartners LLP
Initial Dollar Term Loan
8.197% (1 Month SOFR + 2.75%), due 2/4/28 (b)	$ 3,349,356	$ 3,346,566
Blackstone Mortgage Trust, Inc.
Term Loan B4
8.833% (1 Month SOFR + 3.50%), due 5/9/29 (b)	201,390	196,859
Blue Tree Holdings, Inc.
Term Loan
8.11% (3 Month SOFR + 2.50%), due 3/4/28 (b)	1,458,750	1,447,809
Boxer Parent Co., Inc.
2028 Extended Dollar Term Loan
9.583% (1 Month SOFR + 4.25%), due 12/29/28 (b)	6,352,448	6,355,161
Covia Holdings LLC
Initial Term Loan
9.592% (3 Month SOFR + 4.00%), due 7/31/26 (b)	837,917	833,030
CPC Acquisition Corp.
First Lien Initial Term Loan
9.36% (3 Month SOFR + 3.75%), due 12/29/27 (b)	3,770,462	3,049,361
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
9.098% (3 Month SOFR + 3.75%), due 4/9/27 (b)	5,282,726	5,182,027
Endurance International Group Holdings, Inc.
Initial Term Loan
9.422% (6 Month SOFR + 3.50%), due 2/10/28 (b)	5,603,245	5,418,803
GTCR W. Merger Sub LLC
USD Term Loan B
8.326%, due 9/20/30	5,000,000	4,991,965
LBM Acquisition LLC
First Lien Initial Term Loan
9.183% (1 Month SOFR + 3.75%), due 12/17/27 (b)	4,459,323	4,417,824
LSF11 Trinity Bidco, Inc.
Initial Term Loan
9.332% (1 Month SOFR + 4.00%), due 6/14/30 (b)	3,677,836	3,682,433
Minimax Viking GmbH
Facility Term Loan B1D
8.197% (1 Month SOFR + 2.75%), due 7/31/28 (b)	4,022,789	4,017,761
Onex TSG Intermediate Corp.
Initial Term Loan
10.324% (3 Month SOFR + 4.75%), due 2/28/28 (b)	2,905,102	2,872,420
Park River Holdings, Inc.
First Lien Initial Term Loan
8.843% (3 Month SOFR + 3.25%), due 12/28/27 (b)	4,518,288	4,379,603
Peraton Corp.
First Lien Term Loan B
9.183% (1 Month SOFR + 3.75%), due 2/1/28 (b)	4,955,840	4,944,139
Pluto Acquisition I, Inc.
First Lien 2021 Term Loan
9.65% (3 Month SOFR + 4.00%), due 6/22/26 (b)	3,737,920	3,009,026

	Principal Amount	Value
Loan Assignments
Finance
Potters Industries LLC
Initial Term Loan
9.448% (3 Month SOFR + 4.00%), due 12/14/27 (b)	$ 1,167,000	$ 1,169,431
RealPage, Inc.
First Lien Initial Term Loan
8.447% (1 Month SOFR + 3.00%), due 4/24/28 (b)	4,777,205	4,667,545
RealTruck Group, Inc.
Initial Term Loan
8.947% (1 Month SOFR + 3.50%), due 1/31/28 (b)	5,869,148	5,771,943
Triton Water Holdings, Inc.
First Lien Initial Term Loan
8.86% (3 Month SOFR + 3.25%), due 3/31/28 (b)	3,791,901	3,726,490
WCG Purchaser Corp.
First Lien Initial Term Loan
9.447% (1 Month SOFR + 4.00%), due 1/8/27 (b)	6,401,212	6,377,207
WildBrain Ltd.
Initial Term Loan
9.697% (1 Month SOFR + 4.25%), due 3/24/28 (b)	5,455,281	5,305,261
WIN Waste Innovations Holdings, Inc.
Initial Term Loan
8.197% (1 Month SOFR + 2.75%), due 3/24/28 (b)	6,268,653	5,751,489
		110,746,037
Healthcare 2.1%
AHP Health Partners, Inc.
Initial Term Loan
8.947% (1 Month SOFR + 3.50%), due 8/24/28 (b)	1,955,000	1,956,466
Chariot Buyer LLC (b)
First Lien Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 11/3/28	5,056,529	4,991,916
First Lien Amendment No. 2 Term Loan
9.087% (1 Month SOFR + 3.75%), due 11/3/28	3,000,000	2,970,624
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
8.697% (1 Month SOFR + 3.25%), due 9/29/28 (b)	6,067,850	6,041,843
ICU Medical, Inc.
Tranche Term Loan B
7.998% (3 Month SOFR + 2.50%), due 1/8/29 (b)	4,293,227	4,281,601
LSCS Holdings, Inc.
First Lien Initial Term Loan
9.947% (1 Month SOFR + 4.50%), due 12/16/28 (b)	4,704,000	4,604,040
Medical Solutions Holdings, Inc.
First Lien Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 11/1/28 (b)	2,022,796	1,815,459
Medline Borrower LP
Initial Dollar Term Loan
8.451% (1 Month SOFR + 3.00%), due 10/23/28 (b)	5,270,827	5,261,493

	Principal Amount	Value
Loan Assignments
Healthcare
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
9.717% (1 Month SOFR + 4.25%), due 10/1/28 (b)	$ 1,895,455	$ 1,787,521
		33,710,963
Healthcare & Pharmaceuticals 1.4%
Bausch & Lomb Corp.
Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 5/10/27 (b)	4,907,594	4,791,721
Bausch Health Cos., Inc.
Second Amendment Term Loan
10.687% (1 Month SOFR + 5.25%), due 2/1/27 (b)	2,631,756	2,068,560
Embecta Corp.
First Lien Initial Term Loan
8.333% (1 Month SOFR + 3.00%), due 3/30/29 (b)	6,311,495	6,085,859
Owens & Minor, Inc.
Term Loan B1 9.183% - 9.198%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/29/29 (b)	3,446,667	3,446,667
Pediatric Associates Holding Co. LLC
Amendment No. 1 Incremental Term Loan
8.697% (1 Month SOFR + 3.25%), due 12/29/28 (b)	3,316,842	3,065,316
Physician Partners LLC
Initial Term Loan
9.463% (3 Month SOFR + 4.00%), due 12/23/28 (b)	2,564,251	2,421,935
Surgery Center Holdings, Inc.
Initial Term Loan
8.835% (1 Month SOFR + 3.50%), due 12/19/30 (b)	537,500	537,933
		22,417,991
Healthcare, Education & Childcare 4.5%
Agiliti Health, Inc.
Term Loan
8.33% (3 Month SOFR + 3.00%), due 5/1/30 (b)	7,859,581	7,820,283
Amneal Pharmaceuticals LLC
Initial Term Loan
10.833% (1 Month SOFR + 5.50%), due 5/4/28 (b)	6,888,268	6,817,663
athenahealth Group, Inc.
Initial Term Loan
8.583% (1 Month SOFR + 3.25%), due 2/15/29 (b)	4,810,606	4,735,440
Carestream Dental Technology Parent Ltd. (b)
First Lien Initial Term Loan
8.86% (3 Month LIBOR + 3.25%), due 9/1/24	1,382,762	1,054,356
First Lien Tranche Term Loan B
9.948% (3 Month SOFR + 4.50%), due 9/1/24	1,834,678	1,400,089
Carestream Health, Inc.
Term Loan
12.948% (3 Month SOFR + 7.50%), due 9/30/27 (b)	2,498,325	1,998,660

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Ecovyst Catalyst Technologies LLC
Initial Term Loan
7.913% (3 Month SOFR + 2.50%), due 6/9/28 (b)	$ 3,441,403	$ 3,437,717
Elanco Animal Health, Inc.
Term Loan
7.203% (1 Month SOFR + 1.75%), due 8/1/27 (b)	2,603,577	2,553,947
FC Compassus LLC
Term Loan B1
9.697% (1 Month SOFR + 4.25%), due 12/31/26 (b)(c)	5,253,159	5,078,055
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
7.538% (3 Month SOFR + 2.00%), due 11/15/27 (b)	3,720,581	3,621,223
Insulet Corp.
Term Loan B
8.333% (1 Month SOFR + 3.25%), due 5/4/28 (b)	4,447,598	4,444,262
Journey Personal Care Corp.
Initial Term Loan
9.701% (1 Month SOFR + 4.25%), due 3/1/28 (b)	3,880,102	3,792,800
Mallinckrodt International Finance SA
Second Out Term Loan
14.833% (1 Month SOFR + 9.50%), due 11/14/28 (b)	918,508	983,952
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 9.183% - 9.198%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	2,136,895	1,943,506
First Lien Initial Term Loan C
9.198% (3 Month SOFR + 3.75%), due 3/2/28	79,651	72,443
Organon & Co.
Dollar Term Loan
8.45% (1 Month SOFR + 3.00%), due 6/2/28 (b)	5,594,676	5,580,689
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
8.86% (3 Month SOFR + 3.25%), due 3/3/28 (b)	5,034,215	4,716,430
Raptor Acquisition Corp.
First Lien Term Loan B
9.633% (3 Month SOFR + 4.00%), due 11/1/26 (b)	4,186,250	4,182,323
Select Medical Corp.
Tranche Term Loan B1
8.333% (1 Month SOFR + 3.00%), due 3/6/27 (b)	2,343,071	2,338,678
Sound Inpatient Physicians, Inc.
First Lien Initial Term Loan
8.447% (1 Month SOFR + 3.00%), due 6/27/25 (b)(c)	1,890,000	573,615
Sunshine Luxembourg VII SARL
Facility Term Loan B3
8.948% (3 Month SOFR + 3.50%), due 10/1/26 (b)	5,614,407	5,612,847
		72,758,978

	Principal Amount	Value
Loan Assignments
High Tech Industries 2.3%
Altar BidCo, Inc.
First Lien Initial Term Loan
7.947% (1 Year SOFR + 3.10%), due 2/1/29 (b)	$ 4,051,960	$ 4,040,987
AP Gaming I LLC
Term Loan B
9.433% (1 Month SOFR + 4.00%), due 2/15/29 (b)	5,731,250	5,725,519
Central Parent LLC
First Lien 2023 Refinancing Term Loan
9.348% (3 Month SOFR + 4.00%), due 7/6/29 (b)	2,000,000	2,002,084
Hanesbands, Inc.
Tranche Initial Term Loan B
9.083% (1 Month SOFR + 3.75%), due 3/8/30 (b)	3,473,750	3,445,526
NAB Holdings LLC
Initial Term Loan
8.248% (3 Month SOFR + 2.75%), due 11/23/28 (b)	1,423,073	1,421,294
Nielsen Consumer, Inc.
Fifth Amendment Dollar Incremental Term Loan
11.583% (1 Month SOFR + 6.25%), due 3/6/28 (b)	1,824,167	1,791,483
Open Text Corp.
2023 Replacement Term Loan
8.183% (1 Month SOFR + 2.75%), due 1/31/30 (b)	4,206,926	4,206,926
Plusgrade LP
Term Loan
9.841%, due 1/29/31	3,900,000	3,885,375
Scientific Games Holdings LP
First Lien Initial Dollar Term Loan
8.58% (3 Month SOFR + 3.25%), due 4/4/29 (b)	4,291,827	4,253,677
Star Parent, Inc.
Term Loan
9.348% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,500,000	4,391,924
Trans Union LLC
2021 Incremental Term Loan B6
7.701% (1 Month SOFR + 2.25%), due 12/1/28 (b)	1,691,353	1,689,474
		36,854,269
Hotel, Gaming & Leisure 0.4%
Flutter Entertainment plc
2028 Third Amendment Term Loan B
8.863% (3 Month SOFR + 3.25%), due 7/22/28 (b)	3,028,324	3,027,243
Hilton Domestic Operating Co., Inc.
Term Loan B4
7.436% (1 Month SOFR + 2.00%), due 11/8/30 (b)	1,720,157	1,720,372
Ontario Gaming GTA LP
First Lien Term Loan B
9.598% (3 Month SOFR + 4.25%), due 8/1/30 (b)	1,000,000	1,000,781

	Principal Amount	Value
Loan Assignments
Hotel, Gaming & Leisure
Tacala Investment Corp.
Term Loan
9.326%, due 1/26/31	$ 600,000	$ 599,063
		6,347,459
Hotels, Motels, Inns & Gaming 3.5%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
9.197% (1 Month SOFR + 3.75%), due 2/2/26 (b)	3,298,821	3,139,380
Caesars Entertainment, Inc.
Term Loan B1
8.04%, due 1/24/31	2,100,000	2,093,874
2023 Incremental Term Loan B
8.663% (3 Month SOFR + 3.25%), due 2/6/30 (b)	2,084,250	2,079,619
Entain plc (b)
USD Facility Term Loan B
7.948% (3 Month SOFR + 2.50%), due 3/29/27	4,700,981	4,695,105
USD Facility Term Loan B2
8.948% (3 Month SOFR + 3.50%), due 10/31/29	1,584,009	1,583,679
Everi Holdings, Inc.
Term Loan B
7.947% (1 Month SOFR + 2.50%), due 8/3/28 (b)	3,997,413	3,995,190
Four Seasons Holdings, Inc.
First Lien 2023 Repricing Term Loan
7.933% (1 Month SOFR + 2.50%), due 11/30/29 (b)	1,423,398	1,422,508
Golden Entertainment, Inc.
First Lien 2023 Refinancing Facility Term Loan B1
8.187% (1 Month SOFR + 2.75%), due 5/28/30 (b)	870,625	869,174
Light & Wonder International, Inc.
Term Loan B1
8.083% (1 Month SOFR + 2.75%), due 4/14/29 (b)	5,902,594	5,870,130
Oceankey U.S. II Corp.
Initial Term Loan
8.933% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,542,427	3,472,684
PCI Gaming Authority
Facility Term Loan B
7.947% (1 Month SOFR + 2.50%), due 5/29/26 (b)	1,370,300	1,368,587
Penn Entertainment, Inc.
Facility Term Loan B
8.183% (1 Month SOFR + 2.75%), due 5/3/29 (b)	1,970,000	1,963,160
Station Casinos LLC
Facility Term Loan B1
7.683% (1 Month SOFR + 2.25%), due 2/8/27 (b)	1,870,293	1,865,477
Travel + Leisure Co. (b)
Term Loan B
7.697% (1 Month SOFR + 2.25%), due 5/30/25	3,790,000	3,781,707
2023 Incremental Term Loan
8.687% (1 Month SOFR + 3.25%), due 12/14/29	1,500,000	1,499,375

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
UFC Holdings LLC
First Lien Term Loan B3
8.336% (3 Month SOFR + 2.75%), due 4/29/26 (b)	$ 7,392,793	$ 7,384,476
Whatabrands LLC
Initial Term Loan B
8.447% (1 Month SOFR + 3.00%), due 8/3/28 (b)	6,520,175	6,497,537
Wyndham Hotels & Resorts, Inc.
2023 Term Loan B
7.683% (1 Month SOFR + 2.25%), due 5/24/30 (b)	2,489,988	2,489,729
		56,071,391
Insurance 4.0%
Acrisure LLC
First Lien 2021-2 Additional Term Loan
9.90% (3 Month LIBOR + 4.25%), due 2/15/27 (b)	4,851,000	4,846,450
Alliant Holdings Intermediate LLC
New Term Loan B6
8.833% (1 Month SOFR + 3.50%), due 11/6/30 (b)	3,212,177	3,216,340
AmWINS Group, Inc.
Term Loan
7.697% (1 Month SOFR + 2.25%), due 2/19/28 (b)	7,281,780	7,243,100
AssuredPartners, Inc. (b)
2022 Term Loan
8.833% (1 Month SOFR + 3.50%), due 2/12/27	2,947,500	2,935,834
2020 February Refinancing Term Loan
8.947% (1 Month SOFR + 3.50%), due 2/12/27	3,876,310	3,862,378
Asurion LLC (b)
New Term Loan B8
8.697% (1 Month SOFR + 3.25%), due 12/23/26	2,992,288	2,979,197
New Term Loan B11
9.683% (1 Month SOFR + 4.25%), due 8/19/28	3,269,285	3,229,782
Second Lien New Term Loan B3
10.697% (1 Month SOFR + 5.25%), due 1/31/28	4,200,000	4,014,498
Second Lien New Term Loan B4
10.697% (1 Month SOFR + 5.25%), due 1/20/29	4,500,000	4,256,721
Broadstreet Partners, Inc. (b)
2020 Initial Term Loan
8.447% (1 Month SOFR + 3.00%), due 1/27/27	4,197,116	4,183,345
Tranche Term Loan B2
8.697% (1 Month SOFR + 3.25%), due 1/27/27	1,140,417	1,137,177
2023 Term Loan B
9.083% (1 Month SOFR + 3.75%), due 1/27/29	498,750	497,893
Hub International Ltd. (b)
2022 Incremental Term Loan
9.369% (3 Month SOFR + 4.00%), due 11/10/29	356,400	356,307
2023 Refinancing Term Loan
9.587% (1 Month SOFR + 4.25%), due 6/20/30	3,591,000	3,591,000

	Principal Amount	Value
Loan Assignments
Insurance
NFP Corp.
Closing Date Term Loan
8.697% (1 Month SOFR + 3.25%), due 2/16/27 (b)	$ 3,303,836	$ 3,305,488
Ryan Specialty Group LLC
Initial Term Loan
8.083% (1 Month SOFR + 2.75%), due 9/1/27 (b)	3,906,740	3,900,880
Sedgwick Claims Management Services, Inc.
2023 Term Loan
9.083% (1 Month SOFR + 3.75%), due 2/24/28 (b)	6,169,785	6,168,070
USI, Inc.
2023 Term Loan B
8.348% (3 Month SOFR + 3.00%), due 11/22/29 (b)	5,186,757	5,172,862
		64,897,322
Leisure, Amusement, Motion Pictures & Entertainment 0.9%
Bombardier Recreational Products, Inc.
2020 Replacement Term Loan
7.433% (1 Month SOFR + 2.00%), due 5/24/27 (b)	1,327,124	1,323,569
Creative Artists Agency LLC
Term Loan B
8.833% (1 Month SOFR + 3.50%), due 11/27/28 (b)	5,784,873	5,783,838
Lions Gate Capital Holdings LLC
Term Loan B
7.683% (1 Month SOFR + 2.25%), due 3/24/25 (b)	1,317,417	1,314,359
Marriott Ownership Resorts, Inc.
2019 Refinancing Term Loan
7.183% (1 Month SOFR + 1.75%), due 8/29/25 (b)	2,910,432	2,902,550
William Morris Endeavor Entertainment LLC
First Lien Term Loan B1
8.197% (1 Month SOFR + 2.75%), due 5/18/25 (b)	3,631,884	3,628,859
		14,953,175
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.6%
Advanced Drainage Systems, Inc.
Initial Term Loan
7.703% (1 Month SOFR + 2.25%), due 7/31/26 (b)	450,268	452,069
Columbus McKinnon Corp.
Initial Term Loan
8.389% (3 Month SOFR + 2.75%), due 5/14/28 (b)	5,404,415	5,397,659
Husky Injection Molding Systems Ltd.
Initial Term Loan
8.447% (1 Month SOFR + 3.00%), due 3/28/25 (b)	3,388,615	3,383,533
		9,233,261
Manufacturing 2.9%
ASP Blade Holdings, Inc.
Initial Term Loan
9.61% (3 Month SOFR + 4.00%), due 10/13/28 (b)	4,397,590	3,843,766

	Principal Amount	Value
Loan Assignments
Manufacturing
Chart Industries, Inc.
Amendment No. 5 Term Loan
8.698% (1 Month SOFR + 3.25%), due 3/15/30 (b)	$ 2,866,054	$ 2,866,054
Clark Equipment Co.
Tranche Term Loan B
7.948% (3 Month SOFR + 2.50%), due 4/20/29 (b)	432,426	432,156
Coherent Corp.
Initial Term Loan B
8.197% (1 Month SOFR + 2.75%), due 7/2/29 (b)	5,570,779	5,535,962
CP Atlas Buyer, Inc.
Term Loan B
9.183% (1 Month SOFR + 3.75%), due 11/23/27 (b)	5,332,625	5,165,372
CPG International LLC
Closing Date Term Loan
7.933% (1 Month SOFR + 2.50%), due 4/28/29 (b)	3,703,125	3,692,941
EMRLD Borrower LP
Initial Term Loan B
8.313% (3 Month SOFR + 3.00%), due 5/31/30 (b)	6,193,766	6,192,657
FCG Acquisitions, Inc.
First Lien Initial Term Loan
9.197% (1 Month SOFR + 3.75%), due 3/31/28 (b)	3,375,887	3,365,760
LSF12 Badger Bidco LLC
Initial Term Loan
11.333% (1 Month SOFR + 6.00%), due 8/30/30 (b)	1,250,000	1,244,531
Madison IAQ LLC
Term Loan
8.701% (1 Month LIBOR + 3.25%), due 6/21/28 (b)	2,742,552	2,719,241
Pro Mach Group, Inc.
First Lien Amendment No. 3 Refinancing Term Loan
9.083% (1 Month SOFR + 3.75%), due 8/31/28 (b)	6,279,914	6,285,623
Standard Building Solutions, Inc.
Initial Term Loan
7.701% (1 Month SOFR + 2.25%), due 9/22/28 (b)	2,418,975	2,415,518
Summit Materials LLC
Incremental Cov-Lite Term Loan B
7.826%, due 11/30/28	1,500,000	1,502,250
Zurn LLC
First Lien Term Loan B
7.447% (1 Month SOFR + 2.00%), due 10/4/28 (b)	1,877,830	1,883,110
		47,144,941
Media 1.4%
Apple Bidco LLC (b)
First Lien Initial Term Loan
8.197% (1 Month SOFR + 2.75%), due 9/22/28	5,394,590	5,357,502
First Lien Amendment No. 3 Term Loan
8.833% (1 Month SOFR + 3.50%), due 9/22/28	1,732,533	1,729,438

	Principal Amount	Value
Loan Assignments
Media
Cogeco Communications Finance LP
Incremental Term Loan
7.947% (1 Month SOFR + 2.50%), due 9/1/28 (b)	$ 4,113,655	$ 3,986,818
Diamond Sports Group LLC
Second Lien Term Loan
10.67% (1 Month SOFR + 5.25%), due 8/24/26 (b)(f)(g)	2,898,312	188,993
DIRECTV Financing LLC
Closing Date Term Loan
10.65% (3 Month SOFR + 5.00%), due 8/2/27 (b)	1,185,830	1,184,348
Mission Broadcasting, Inc.
Term Loan B4
7.951% (1 Month SOFR + 2.50%), due 6/2/28 (b)	1,365,000	1,363,578
Radiate Holdco LLC
Amendment No. 6 Term Loan B
8.697% (1 Month SOFR + 3.25%), due 9/25/26 (b)	2,534,595	2,045,365
Sinclair Television Group, Inc.
Term Loan B4
9.183% (1 Month SOFR + 3.75%), due 4/21/29 (b)	2,936,410	2,649,194
Virgin Media Bristol LLC
Facility Term Loan Y
8.79% (6 Month SOFR + 3.25%), due 3/31/31 (b)	3,666,666	3,615,594
		22,120,830
Mining, Steel, Iron & Non-Precious Metals 0.7%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.447% (1 Month SOFR + 4.00%), due 6/9/28 (b)	3,406,144	3,250,030
Arsenal AIC Parent LLC
Term Loan B
9.833% (1 Month SOFR + 4.50%), due 8/18/30 (b)	2,565,000	2,564,200
Gates Global LLC
Initial Dollar Term Loan B3
7.933% (1 Month SOFR + 2.50%), due 3/31/27 (b)	3,786,506	3,779,951
MRC Global U.S., Inc.
2018 Refinancing Term Loan
8.447% (1 Month LIBOR + 3.00%), due 9/20/24 (b)	2,277,059	2,276,110
		11,870,291
Oil & Gas 2.2%
Buckeye Partners LP
2021 Tranche Term Loan B1
7.683% (1 Month SOFR + 2.25%), due 11/1/26 (b)	203,919	203,593
ChampionX Corp.
Term Loan B2
8.187% (1 Month SOFR + 2.75%), due 6/7/29 (b)	4,443,863	4,452,195
DT Midstream, Inc.
Initial Term Loan
7.447% (1 Month SOFR + 2.00%), due 6/26/28 (b)	1,277,850	1,280,132

	Principal Amount	Value
Loan Assignments
Oil & Gas
Fleet Midco I Ltd.
Facility Term Loan B
8.447% (1 Month LIBOR + 3.00%), due 10/7/26 (b)	$ 3,155,954	$ 3,140,174
GIP III Stetson I LP
2023 Initial Term Loan
9.683% (1 Month SOFR + 4.25%), due 10/31/28 (b)	1,727,080	1,732,261
GIP Pilot Acquisition Partners LP
Initial Term Loan
8.327% (3 Month SOFR + 3.00%), due 10/4/30 (b)	1,363,636	1,363,068
Medallion Midland Acquisition LP
2023 Repricing Term Loan
8.864% (3 Month SOFR + 3.50%), due 10/18/28 (b)	3,751,237	3,744,203
Murphy Oil USA, Inc.
Tranche Term Loan B
7.217% (1 Month SOFR + 1.75%), due 1/31/28 (b)	778,000	778,972
NGL Energy Operating LLC
Term Loan
9.826%, due 1/27/31	800,000	798,000
NorthRiver Midstream Finance LP
First Lien Initial Term Loan B
8.33% (3 Month SOFR + 3.00%), due 8/16/30 (b)	1,558,486	1,556,343
Oryx Midstream Services Permian Basin LLC
2023 Incremental Term Loan
8.708% (1 Month SOFR + 3.25%), due 10/5/28 (b)	3,881,758	3,874,480
Prairie ECI Acquiror LP
Initial Term Loan
10.183% (1 Month SOFR + 4.75%), due 3/11/26 (b)	3,241,934	3,236,423
TransMontaigne Operating Co. LP
Tranche Term Loan B
8.947% (1 Month SOFR + 3.50%), due 11/17/28 (b)	4,900,000	4,843,998
Traverse Midstream Partners LLC
Advance Term Loan 8.817% - 9.24%
(3 Month SOFR + 3.50%, 3 Month SOFR + 3.75%), due 2/16/28 (b)	2,890,791	2,889,889
Veritas U.S., Inc.
2021 Dollar Term Loan B
10.447% (1 Month SOFR + 5.00%), due 9/1/25 (b)	2,729,648	2,349,203
		36,242,934
Packaging 0.3%
LABL, Inc.
Initial Dollar Term Loan
10.433% (1 Month SOFR + 5.00%), due 10/29/28 (b)	2,646,000	2,513,700
Plastipak Holdings, Inc.
2021 Tranche Term Loan B 7.933% - 10.00%
(1 Month SOFR + 2.50%, 3 Month SOFR + 1.50%), due 12/1/28 (b)	1,901,176	1,896,764
		4,410,464

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products 1.8%
ABG Intermediate Holdings 2 LLC
First Lien Tranche Term Loan B1
8.933% (1 Month SOFR + 3.50%), due 12/21/28 (b)	$ 6,998,363	$ 7,011,485
Foundation Building Materials, Inc.
First Lien Initial Term Loan 8.697% - 8.824%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 1/31/28 (b)	5,111,182	5,046,020
2024 Incremental Term Loan
9.313%, due 1/24/31	2,250,000	2,236,406
Hunter Douglas Holding BV
Tranche Term Loan B1
8.88% (3 Month SOFR + 3.50%), due 2/26/29 (b)	3,432,576	3,370,055
Leslie's Poolmart, Inc.
Initial Term Loan
8.197% (1 Month SOFR + 2.75%), due 3/9/28 (b)	4,321,710	4,264,689
Michaels Cos., Inc. (The)
Term Loan B
9.86% (3 Month SOFR + 4.25%), due 4/15/28 (b)	1,708,176	1,406,872
Perrigo Co. plc
Initial Term Loan B
7.683% (1 Month SOFR + 2.25%), due 4/20/29 (b)	4,937,500	4,914,353
Prestige Brands, Inc.
Term Loan B5
7.447% (1 Month SOFR + 2.00%), due 7/3/28 (b)	647,500	648,984
		28,898,864
Personal & Nondurable Consumer Products (Manufacturing Only) 0.7%
American Builders & Contractors Supply Co., Inc.
Restatement Effective Date Term Loan
7.433% (1 Month SOFR + 2.00%), due 1/15/27 (b)	2,633,125	2,626,176
Hercules Achievement LLC
First Lien Third Amendment Extended Term Loan
10.447% (1 Month SOFR + 5.00%), due 12/15/26 (b)	4,232,448	4,210,405
SRAM LLC
Initial Term Loan
8.197% (1 Month SOFR + 2.75%), due 5/18/28 (b)	4,422,727	4,397,850
		11,234,431
Personal Transportation 0.1%
Uber Technologies, Inc.
2023 Refinancing Term Loan
8.135% (3 Month SOFR + 2.75%), due 3/3/30 (b)	1,992,131	1,991,135
Personal, Food & Miscellaneous Services 1.3%
1011778 B.C. Unlimited Liability Co.
Term Loan B5
7.583% (1 Month SOFR + 2.25%), due 9/20/30 (b)	5,004,160	4,974,445

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services
Aramark Intermediate HoldCo Corp.
U.S. Term Loan B5
7.947% (1 Month SOFR + 2.50%), due 4/6/28 (b)	$ 6,051,889	$ 6,033,733
Hayward Industries, Inc.
First Lien Refinancing Term Loan
8.197% (1 Month SOFR + 2.75%), due 5/30/28 (b)	1,590,540	1,585,371
Hillman Group, Inc. (The)
Initial Term Loan
8.197% (1 Month SOFR + 2.75%), due 7/14/28 (b)	1,480,441	1,476,122
IRB Holding Corp.
2024 Replacement Term Loan B
8.183% (1 Month SOFR + 2.75%), due 12/15/27 (b)	4,092,099	4,075,048
KFC Holding Co.
2021 Term Loan B
7.196% (1 Month SOFR + 1.75%), due 3/15/28 (b)	2,156,116	2,153,121
		20,297,840
Pharmaceuticals 0.2%
Padagis LLC
Term Loan B
10.341% (3 Month SOFR + 4.75%), due 7/6/28 (b)	4,011,765	3,871,353
Printing & Publishing 0.4%
Getty Images, Inc.
Initial Dollar Term Loan
9.948% (3 Month SOFR + 4.50%), due 2/19/26 (b)	2,549,206	2,543,896
Severin Acquisition LLC
First Lien Initial Term Loan
8.563% (3 Month SOFR + 3.25%), due 8/1/27 (b)	4,318,042	4,320,741
		6,864,637
Real Estate 0.2%
RHP Hotel Properties LP
Tranche Term Loan B
8.083% (1 Month SOFR + 2.75%), due 5/18/30 (b)	2,646,667	2,642,808
Retail 0.4%
Great Outdoors Group LLC
Term Loan B2
9.197% (1 Month SOFR + 3.75%), due 3/6/28 (b)	6,031,621	6,011,264
Retail Store 0.9%
EG Group Ltd.
USD Additional Facility Term Loan
9.99% (1 Month SOFR + 4.25%), due 3/31/26 (b)	1,469,772	1,465,485

	Principal Amount	Value
Loan Assignments
Retail Store
Harbor Freight Tools USA, Inc.
2021 Initial Term Loan
8.197% (1 Month SOFR + 2.75%), due 10/19/27 (b)	$ 2,814,039	$ 2,779,302
PetSmart LLC
Initial Term Loan
9.183% (1 Month SOFR + 3.75%), due 2/11/28 (b)	4,899,198	4,870,621
White Cap Supply Holdings LLC
Initial Closing Date Term Loan
9.083% (1 Month SOFR + 3.75%), due 10/19/27 (b)	5,797,715	5,791,071
		14,906,479
Services: Business 5.6%
Ascensus Group Holdings, Inc.
First Lien Initial Term Loan
8.947% (1 Month SOFR + 3.50%), due 8/2/28 (b)	5,394,179	5,367,208
Avis Budget Car Rental LLC
New Tranche Term Loan C
8.433% (1 Month SOFR + 3.00%), due 3/16/29 (b)	3,591,667	3,591,667
Brown Group Holdings LLC (b)
Facility Incremental Term Loan B2 8.356% - 8.388%
(1 Month SOFR + 3.00%, 3 Month SOFR + 3.00%), due 7/2/29	1,197,571	1,192,438
Initial Term Loan
8.183% (1 Month SOFR + 2.75%), due 6/7/28	4,840,704	4,803,532
Charlotte Buyer, Inc.
First Lien Initial Term Loan B
10.586% (1 Month SOFR + 5.25%), due 2/11/28 (b)	2,517,975	2,519,722
ConnectWise LLC
Initial Term Loan
8.97% (1 Month SOFR + 3.50%), due 9/29/28 (b)	3,528,000	3,520,281
Corporation Service Co.
Initial USD Tranche Term Loan B
8.183% (1 Month SOFR + 2.75%), due 11/2/29 (b)	1,179,000	1,179,295
Dun & Bradstreet Corp. (The) (b)
Refinancing Term Loan
8.187% (1 Month SOFR + 2.75%), due 2/6/26	4,847,011	4,844,989
2022 Incremental Term Loan B2
8.337% (1 Month SOFR + 3.00%), due 1/18/29	687,750	686,890
Electron Bidco, Inc.
First Lien Initial Term Loan
8.447% (1 Month SOFR + 3.00%), due 11/1/28 (b)	7,014,039	7,000,888
Fortrea Holdings, Inc.
Initial Term Loan B
9.083% (1 Month SOFR + 3.75%), due 7/1/30 (b)	1,243,750	1,243,231
GIP II Blue Holding LP
Initial Term Loan
9.941%, due 9/29/28	4,029,860	4,029,139

	Principal Amount	Value
Loan Assignments
Services: Business
Hunter Holdco 3 Ltd.
First Lien Initial Dollar Term Loan
9.698% (3 Month SOFR + 4.25%), due 8/19/28 (b)	$ 7,077,000	$ 7,023,922
Icon plc (b)
Lux Term Loan
7.86% (3 Month SOFR + 2.25%), due 7/3/28	2,709,306	2,709,645
U.S. Term Loan
7.86% (3 Month SOFR + 2.25%), due 7/3/28	675,025	675,110
Mitchell International, Inc. (b)
First Lien Initial Term Loan
9.40% (3 Month SOFR + 3.75%), due 10/15/28	3,275,000	3,245,888
Second Lien Initial Term Loan
12.15% (3 Month SOFR + 6.50%), due 10/15/29	1,800,000	1,758,001
MPH Acquisition Holdings LLC
Initial Term Loan
9.90% (3 Month SOFR + 4.25%), due 9/1/28 (b)	4,887,500	4,660,691
Nielsen Consumer, Inc.
2021 Refinancing Dollar Term Loan
9.083% (1 Month SOFR + 3.75%), due 3/6/28 (b)	4,337,360	4,198,565
Orbit Private Holdings I Ltd.
First Lien Initial Dollar Term Loan
9.934% (6 Month SOFR + 4.50%), due 12/11/28 (b)	3,598,246	3,605,741
Parexel International, Inc.
First Lien Initial Term Loan
8.697% (1 Month SOFR + 3.25%), due 11/15/28 (b)	5,875,189	5,856,094
PECF USS Intermediate Holding III Corp.
Initial Term Loan 9.697% - 9.824%
(1 Month SOFR + 4.25%, 3 Month SOFR + 4.25%), due 12/15/28 (b)	2,890,518	2,136,920
Polaris Newco LLC
First Lien Dollar Term Loan
9.574% (3 Month SOFR + 4.00%), due 6/2/28 (b)	4,396,188	4,282,986
Project Boost Purchaser LLC
2021 Tranche Term Loan 2
8.947% (1 Month SOFR + 3.50%), due 5/30/26 (b)	4,244,963	4,240,540
Prometric Holdings, Inc.
First Lien Initial Term Loan
10.697% (1 Month SOFR + 5.25%), due 1/31/28 (b)	1,617,647	1,616,300
Ryan LLC
Closing Date Initial Term Loan
9.833% (1 Month SOFR + 4.50%), due 11/14/30 (b)	1,900,000	1,903,562
Vizient, Inc.
Term Loan B7
7.683% (1 Month SOFR + 2.25%), due 5/16/29 (b)	2,216,250	2,215,558
		90,108,803

	Principal Amount	Value
Loan Assignments
Services: Consumer 0.1%
Planet US Buyer LLC
Term Loan
8.814% (3 Month SOFR + 3.50%), due 2/7/31	1,500,000	$ 1,496,250
West Technology Group LLC
Term Loan B3
9.563% (3 Month SOFR + 4.00%), due 4/10/27 (b)	$ 914,010	873,069
		2,369,319
Software 3.3%
AppLovin Corp.
Amendment No. 6 New Term Loan
8.433% (1 Month SOFR + 3.10%), due 10/25/28 (b)	4,720,925	4,709,123
Cloud Software Group, Inc.
First Lien Dollar Term Loan B
9.948% (3 Month SOFR + 4.50%), due 3/30/29 (b)	4,875,669	4,777,688
Cloudera, Inc.
First Lien Initial Term Loan
9.183% (1 Month SOFR + 3.75%), due 10/8/28 (b)	2,493,639	2,465,585
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
9.197% (1 Month SOFR + 3.75%), due 10/16/28 (b)	2,571,638	2,496,096
Gen Digital, Inc.
Tranche Initial Term Loan B
7.433% (1 Month SOFR + 2.00%), due 9/12/29 (b)	4,209,607	4,197,581
Informatica LLC
Initial Term Loan
8.197% (1 Month SOFR + 2.75%), due 10/27/28 (b)	3,718,366	3,708,141
ISolved, Inc.
Closing Date Term Loan
9.484% (6 Month SOFR + 4.00%), due 10/15/30 (b)	588,235	589,216
Magenta Buyer LLC
First Lien Initial Term Loan
10.574% (3 Month SOFR + 5.00%), due 7/27/28 (b)	3,191,117	2,068,906
McAfee Corp.
Tranche Term Loan B1
9.203% (1 Month SOFR + 3.75%), due 3/1/29 (b)	2,922,808	2,886,273
Mitnick Corp. Purchaser, Inc.
Initial Term Loan
9.913% (3 Month SOFR + 4.50%), due 5/2/29 (b)	3,456,250	3,280,558
Precisely Software, Inc.
First Lien Third Incremental Term Loan
9.586% (3 Month SOFR + 4.00%), due 4/24/28 (b)	2,738,687	2,689,618
Quartz AcquireCo LLC
Term Loan
8.833% (1 Month SOFR + 3.50%), due 6/28/30 (b)	1,246,875	1,243,758
Quest Software U.S. Holdings, Inc.
First Lien Initial Term Loan
9.713% (3 Month SOFR + 4.25%), due 2/1/29 (b)	4,484,163	3,518,198

	Principal Amount	Value
Loan Assignments
Software
Sophia LP
First Lien Term Loan B
8.937% (1 Month SOFR + 3.50%), due 10/7/27 (b)	$ 2,816,311	$ 2,809,270
Sovos Compliance LLC
First Lien Initial Term Loan
9.947% (1 Month SOFR + 4.50%), due 8/11/28 (b)	2,924,697	2,874,559
UKG, Inc. (b)
First Lien 2021-2 Incremental Term Loan
8.68% (3 Month SOFR + 3.25%), due 5/4/26	2,094,970	2,092,827
First Lien Initial Term Loan
9.163% (3 Month SOFR + 3.75%), due 5/4/26	4,861,154	4,857,104
Second Lien 2021 Incremental Term Loan
10.68% (3 Month SOFR + 5.25%), due 5/3/27	1,300,000	1,298,375
		52,562,876
Telecommunications 3.1%
Avaya, Inc.
Initial Term Loan
13.837% (7.00% PIK) (1 Month SOFR + 8.50%), due 8/1/28 (b)(e)	416,998	364,873
Azalea TopCo, Inc. (b)
First Lien Initial Term Loan
8.947% (1 Month SOFR + 3.50%), due 7/24/26	905,408	896,542
First Lien 2022 Incremental Term Loan
9.183% (1 Month SOFR + 3.75%), due 7/24/26	2,947,500	2,924,474
First Lien 2021 Term Loan
9.197% (1 Month SOFR + 3.75%), due 7/24/26	1,950,000	1,933,751
Cablevision Lightpath LLC
Initial Term Loan
8.698% (1 Month SOFR + 3.25%), due 11/30/27 (b)	4,001,541	3,983,202
Ciena Corp.
2020 Refinancing Term Loan
7.337% (1 Month SOFR + 2.00%), due 10/24/30 (b)	992,513	994,285
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
8.833% (1 Month SOFR + 3.50%), due 12/11/26 (b)	7,502,758	7,487,752
CSC Holdings LLC
September 2019 Initial Term Loan
7.948% (1 Month LIBOR + 2.50%), due 4/15/27 (b)	6,411,920	6,091,324
Cyxtera DC Holdings, Inc.
First Lien Initial Term Loan
10.50% (3 Month SOFR + 2.00%), due 5/1/24 (b)(c)(f)	492,462	312,714
Frontier Communications Holdings LLC
Term Loan B
9.197% (1 Month SOFR + 3.75%), due 10/8/27 (b)	4,202,745	4,144,957
Gogo Intermediate Holdings LLC
Initial Term Loan
9.197% (1 Month SOFR + 3.75%), due 4/30/28 (b)	5,417,467	5,398,841

	Principal Amount	Value
Loan Assignments
Telecommunications
Iridium Satellite LLC
Term Loan B3
7.833% (1 Month SOFR + 2.50%), due 9/20/30 (b)	$ 500,000	$ 498,572
Lumen Technologies, Inc.
Term Loan B
7.697% (1 Month SOFR + 2.25%), due 3/15/27 (b)	3,468,374	2,385,746
Redstone HoldCo 2 LP
First Lien Initial Term Loan
10.201% (1 Month SOFR + 4.75%), due 4/27/28 (b)	1,525,765	1,257,994
SBA Senior Finance II LLC
Initial Term Loan
7.34%, due 1/31/31	6,168,470	6,153,049
Telesat Canada
Term Loan B5
8.40% (3 Month SOFR + 2.75%), due 12/7/26 (b)	2,034,078	1,231,252
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
8.447% (1 Month SOFR + 3.00%), due 3/9/27 (b)	5,075,110	4,289,046
		50,348,374
Utilities 1.3%
Astoria Energy LLC
2020 Advance Term Loan B
8.947% (1 Month SOFR + 3.50%), due 12/10/27 (b)	856,028	855,790
Brookfield WEC Holdings, Inc. (b)
First Lien 2021 Initial Term Loan
8.22% (1 Month SOFR + 2.75%), due 8/1/25	2,235,698	2,223,402
Initial Term Loan
9.106% (1 Month SOFR + 3.75%), due 8/1/25	1,728,125	1,729,565
Compass Power Generation LLC
Tranche Term Loan B2
9.697% (1 Month SOFR + 4.25%), due 4/14/29 (b)	1,676,766	1,682,005
Constellation Renewables LLC
Term Loan
8.15% (3 Month SOFR + 2.50%), due 12/15/27 (b)	2,348,856	2,338,091
Edgewater Generation LLC
Term Loan
9.197% (1 Month SOFR + 3.75%), due 12/13/25 (b)	4,495,843	4,438,840
Granite Generation LLC
Term Loan
9.197% (1 Month SOFR + 3.75%), due 11/9/26 (b)	5,898,555	5,869,882
Hamilton Projects Acquiror LLC
Term Loan
9.947% (1 Month SOFR + 4.50%), due 6/17/27 (b)	1,926,860	1,926,259
		21,063,834

	Principal Amount	Value
Loan Assignments
Water 0.3%
Osmosis Buyer Ltd. (b)
2022 Refinanciang Term Loan B
9.105% (1 Month SOFR + 3.75%), due 7/31/28	$ 3,995,834	$ 3,967,112
2023 Incremental Delayed Draw Term Loan
9.587% (1 Month SOFR + 4.25%), due 7/31/28	1,032,609	1,027,446
		4,994,558
Total Loan Assignments (Cost $1,419,655,800)		1,393,521,635
Total Long-Term Bonds (Cost $1,577,917,459)		1,550,005,628

	Shares

Affiliated Investment Company 0.4%
Fixed Income Fund 0.4%
MainStay MacKay High Yield Corporate Bond Fund Class I	1,299,065	6,684,860
Total Affiliated Investment Company (Cost $7,308,298)		6,684,860
Common Stocks 0.1%
Automobile Components 0.0% ‡
Millennium Corporate Trust (c)(d)(h)	4,973	—
Millennium Lender Trust (c)(d)(h)	5,298	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (c)(d)(h)	40,688	233,956
Financial Services 0.0% ‡
New Topco Shares, Class A (c)(d)(h)	482,014	—
Health Care Equipment & Supplies 0.0% ‡
Carestream Equity (c)(d)(h)	5,387	54
Health Care Providers & Services 0.0% ‡
Mallinckrodt International Corp. (c)(d)(h)	11,784	424,224
Household Durables 0.0% ‡
SSB Equipment Co., Inc. (c)(d)(h)	1,277	—
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (c)(d)(h)	175,418	—

	Shares	Value
Common Stocks
Machinery 0.0% ‡
Ameriforge Group, Inc. (c)(d)(h)	60,753	$ 59,538
Software 0.1%
Envision Financial Technologies, Inc. (c)(d)(h)	62,402	624,020
Specialty Retail 0.0% ‡
Serta Simmons Bedding, Inc. (c)(d)(h)	1,277	10,216
Technology Hardware, Storage & Peripherals 0.0% ‡
Diebold Nixdorf, Inc. (h)	11,878	361,091
Total Common Stocks (Cost $4,061,050)		1,713,099

	Number of Rights

Rights 0.0% ‡
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Corp. Expires 12/31/46 (c)(d)(h)	107,130	160,374
Total Rights (Cost $87,847)		160,374

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (c)(d)(h)(i)	26	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 5.0%
U.S. Treasury Debt 5.0%
U.S. Treasury Bills (j)
5.286%, due 2/20/24	$ 8,011,000	7,988,752
5.294%, due 2/6/24	7,003,000	6,997,893
5.294%, due 3/19/24	1,927,000	1,913,731
5.30%, due 2/13/24	18,638,000	18,605,337

	Principal Amount	Value
Short-Term Investments
U.S. Treasury Debt
U.S. Treasury Bills (j)
5.303%, due 3/12/24	$ 6,269,000	$ 6,232,317
9.772%, due 2/27/24	39,558,000	39,407,652
Total Short-Term Investments (Cost $81,145,685)		81,145,682
Total Investments (Cost $1,670,520,339)	101.6%	1,639,709,643
Other Assets, Less Liabilities	(1.6)	(25,603,490)
Net Assets	100.0%	$ 1,614,106,153

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2024.
(c)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $9,671,441, which represented 0.6% of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Non-income producing security.
(i)	Less than $1.
(j)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$ 6,377	$ —	$ —	$ —	$ 308	$ 6,685	$ 107	$ —	1,299
Abbreviation(s):
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined

USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 83,452,131	$ —	$ 83,452,131
Corporate Bonds	—	73,031,862	—	73,031,862
Loan Assignments	—	1,392,066,335	1,455,300	1,393,521,635
Total Long-Term Bonds	—	1,548,550,328	1,455,300	1,550,005,628
Affiliated Investment Company
Fixed Income Fund	6,684,860	—	—	6,684,860
Common Stocks	361,091	—	1,352,008	1,713,099
Rights	—	—	160,374	160,374
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	81,145,682	—	81,145,682
Total Investments in Securities	$ 7,045,951	$ 1,629,696,010	$ 2,967,682	$ 1,639,709,643

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.

MainStay Growth Allocation Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.0%
Equity Funds 76.1%
IQ 500 International ETF (a)	834,454	$ 27,133,273
IQ Candriam International Equity ETF (a)	948,719	26,846,281
IQ Candriam U.S. Large Cap Equity ETF (a)	1,123,137	47,227,911
IQ Candriam U.S. Mid Cap Equity ETF (a)	1,196,467	35,563,785
IQ CBRE NextGen Real Estate ETF (a)	921,828	17,745,097
IQ FTSE International Equity Currency Neutral ETF	653,438	16,375,156
IQ U.S. Small Cap ETF (a)	786,804	27,435,855
IQ Winslow Large Cap Growth ETF (a)	169,801	6,462,864
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	3,134,760	27,624,135
MainStay Epoch Capital Growth Fund Class I	207,787	2,936,216
MainStay Epoch International Choice Fund Class I (a)	532,748	21,088,256
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,046,620	40,828,437
MainStay Fiera SMID Growth Fund Class R6 (a)	2,193,814	36,362,021
MainStay PineStone International Equity Fund Class R6 (a)	1,281,188	20,291,589
MainStay PineStone U.S. Equity Fund Class R6 (a)	2,518,988	43,990,342
MainStay S&P 500 Index Fund Class I	94,469	5,187,487
MainStay Winslow Large Cap Growth Fund Class R6	3,857,901	43,927,604
MainStay WMC Enduring Capital Fund Class R6 (a)	1,135,955	39,759,677
MainStay WMC Growth Fund Class R6 (a)	1,135,180	49,411,414
MainStay WMC International Research Equity Fund Class I (a)	2,955,376	21,024,543
MainStay WMC Small Companies Fund Class I (a)	1,321,337	29,390,228
MainStay WMC Value Fund Class R6 (a)	1,285,869	38,191,218
Total Equity Funds (Cost $513,831,375)		624,803,389
Fixed Income Funds 12.9%
IQ MacKay ESG Core Plus Bond ETF	324,328	6,843,321
IQ Mackay ESG High Income ETF (a)	397,181	10,555,085
MainStay Floating Rate Fund Class R6 (a)	2,735,438	24,261,697
MainStay MacKay High Yield Corporate Bond Fund Class R6	2,059,812	10,565,394
MainStay MacKay Short Duration High Yield Fund Class I	2,052,310	19,420,602
MainStay MacKay Total Return Bond Fund Class R6	761,821	6,919,314
MainStay Mackay U.S. Infrastructure Bond Fund Class R6	1,403,698	10,681,580
MainStay Short Term Bond Fund Class I (a)	1,775,715	16,219,910
Total Fixed Income Funds (Cost $102,960,553)		105,466,903
Total Affiliated Investment Companies (Cost $616,791,928)		730,270,292

	Shares	Value
Short-Term Investment 10.6%
Affiliated Investment Company 10.6%
MainStay U.S. Government Liquidity Fund, 5.25% (a)(b)	87,063,458	$ 87,063,458
Total Short-Term Investment (Cost $87,063,458)	10.6%	87,063,458
Total Investments (Cost $703,855,386)	99.6%	817,333,750
Other Assets, Less Liabilities	0.4	3,473,093
Net Assets	100.0%	$ 820,806,843

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of January 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 24,172	$ 1,143	$ (535)	$ 10	$ 2,343	$ 27,133	$ 395	$ —	834
IQ Candriam International Equity ETF	23,825	40	(236)	(4)	3,221	26,846	130	—	949
IQ Candriam U.S. Large Cap Equity ETF	40,244	1,209	(184)	5	5,954	47,228	137	—	1,123
IQ Candriam U.S. Mid Cap Equity ETF	28,690	2,231	(869)	21	5,491	35,564	124	—	1,196
IQ CBRE NextGen Real Estate ETF	—	17,714	(24)	—(a)	55	17,745	116	—	922
IQ FTSE International Equity Currency Neutral ETF	14,704	44	(18)	—(a)	1,645	16,375	127	—	653
IQ MacKay ESG Core Plus Bond ETF	11,197	—	(5,032)	(34)	712	6,843	125	—	324
IQ Mackay ESG High Income ETF	9,763	222	(35)	—(a)	605	10,555	191	8	397
IQ U.S. Large Cap ETF	37,807	—	(40,215)	12,295	(9,887)	—	59	—	—
IQ U.S. Small Cap ETF	26,114	—	(3,413)	927	3,808	27,436	123	—	787
IQ Winslow Large Cap Growth ETF	5,203	—	—	—	1,260	6,463	1	—	170
MainStay Candriam Emerging Markets Equity Fund Class R6	25,269	1,200	—	—	1,155	27,624	316	—	3,135
MainStay Epoch Capital Growth Fund Class I	2,556	17	(79)	1	441	2,936	16	1	208
MainStay Epoch International Choice Fund Class I	18,814	361	(445)	6	2,352	21,088	358	—	533
MainStay Epoch U.S. Equity Yield Fund Class R6	38,235	2,800	(3,179)	293	2,680	40,829	327	1,277	2,047
MainStay Fiera SMID Growth Fund Class R6	21,332	11,750	(1,307)	47	4,540	36,362	—	828	2,194
MainStay Floating Rate Fund Class R6	22,559	1,404	—	—	299	24,262	517	—	2,735
MainStay MacKay High Yield Corporate Bond Fund Class R6	9,793	378	(80)	(1)	475	10,565	170	—	2,060
MainStay MacKay Short Duration High Yield Fund Class I	18,093	778	(12)	—(a)	562	19,421	312	—	2,052
MainStay MacKay Total Return Bond Fund Class R6	11,214	98	(5,179)	43	743	6,919	98	—	762
MainStay Mackay U.S. Infrastructure Bond Fund Class R6	—	10,371	—	—	311	10,682	81	—	1,404
MainStay PineStone International Equity Fund Class R6	18,957	102	(1,862)	106	2,989	20,292	101	—	1,281

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay PineStone U.S. Equity Fund Class R6	$ 14,617	$ 26,736	$ —	$ —	$ 2,637	$ 43,990	$ 77	$ 24	2,519
MainStay S&P 500 Index Fund Class I	11,602	531	(8,144)	3,014	(1,815)	5,188	165	365	94
MainStay Short Term Bond Fund Class I	15,030	882	—	—	308	16,220	203	—	1,776
MainStay U.S. Government Liquidity Fund	82,409	36,749	(32,095)	—	—	87,063	1,117	—	87,063
MainStay Winslow Large Cap Growth Fund Class R6	40,662	3,754	(6,190)	477	5,225	43,928	—	3,755	3,858
MainStay WMC Enduring Capital Fund Class R6	35,969	1,626	(3,562)	58	5,669	39,760	385	—	1,136
MainStay WMC Growth Fund Class R6	43,185	—	(2,568)	(216)	9,010	49,411	—	—	1,135
MainStay WMC International Research Equity Fund Class I	18,918	543	(7)	—(a)	1,571	21,025	430	—	2,955
MainStay WMC Small Companies Fund Class I	26,347	123	(1,961)	134	4,747	29,390	108	—	1,321
MainStay WMC Value Fund Class R6	35,945	2,850	(2,750)	(118)	2,264	38,191	629	1,110	1,286
	$733,225	$125,656	$(119,981)	$17,064	$61,370	$817,334	$6,938	$7,368

(a)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/3/24	Daily	(9,933)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/3/24	Daily	(12,652)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/8/24 - 11/12/24	Daily	21,852	—
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.55%	12/3/24	Daily	18,150	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/3/24	Daily	28,199	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.56%	12/3/24	Daily	(7,082)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/3/24	Daily	(40,816)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.55%	12/3/24	Daily	12,133	—
Citibank NA	iShares MSCI India ETF	1 day FEDF	12/3/24	Daily	8,363	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	24,941	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF minus 0.15% - plus 0.05%	4/9/24 - 5/7/24	Daily	(34,730)	—
JPMorgan Chase Bank NA	S&P 500 Equal Weight	1 day FEDF plus 0.30% - 0.51%	5/7/24	Daily	28,339	—
Citibank NA	S&P 500 Financials Index	1 day FEDF plus 0.10%	12/3/24	Daily	(4,046)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/3/24	Daily	(20,320)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.45%	12/3/24	Daily	40,006	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.35%	12/3/24	Daily	8,144	—
JPMorgan Chase Bank NA	VanEck Oil Services ETF	1 day FEDF plus 0.15%	11/5/24	Daily	7,895	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 0.50%	12/3/24	Daily	(8,142)	—
						$ —

The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of January 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(3,439)	(437,720)	—	4.41
Apollo Commercial Real Estate Finance, Inc.	(604)	(76,860)	—	0.77
Atlantica Sustainable Infrastructure plc	(357)	(45,478)	—	0.46
Brandywine Realty Trust	(617)	(78,544)	—	0.79
Carnival Corp.	(10,127)	(1,288,859)	—	12.97
Chart Industries, Inc.	(2,702)	(343,872)	—	3.46
Coherent Corp.	(1,798)	(228,774)	—	2.30
CommScope Holding Co, Inc.	(163)	(20,693)	—	0.21
Crane NXT Co	(2,324)	(295,820)	—	2.98
Cushman & Wakefield plc	(750)	(95,514)	—	0.96
Delta Air Lines, Inc.	(6,975)	(887,719)	—	8.94
Designer Brands, Inc.	(495)	(63,052)	—	0.63
DigitalBridge Group, Inc.	(1,136)	(144,642)	—	1.46
Elanco Animal Health, Inc.	(3,833)	(487,776)	—	4.91
Entegris, Inc.	(4,871)	(619,890)	—	6.24
Fidelity National Information Services, Inc.	(7,010)	(892,166)	—	8.98
Hanesbrands, Inc.	(1,595)	(202,944)	—	2.04
JetBlue Airways Corp.	(1,106)	(140,756)	—	1.42
Lumen Technologies, Inc.	(1,347)	(171,468)	—	1.73
MKS Instruments, Inc.	(1,746)	(222,158)	—	2.24
Oatly Group AB	(151)	(19,252)	—	0.19
Opendoor Technologies, Inc.	(2,007)	(255,466)	—	2.57
Par Pacific Holdings, Inc.	(950)	(120,970)	—	1.22
PureCycle Technologies, Inc.	(297)	(37,845)	—	0.38
Scorpio Tankers, Inc.	(2,451)	(312,001)	—	3.14
Topgolf Callaway Brands Corp.	(608)	(77,440)	—	0.78
Uber Technologies, Inc.	(12,862)	(1,636,924)	—	16.48
United Airlines Holdings, Inc.	(5,726)	(728,694)	—	7.34
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of January 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alteryx Inc.	(1,617)	(178,670)	—	1.41
AppLovin Corp.	(3,430)	(379,097)	—	3.00
Array Technologies Inc.	(2,248)	(248,425)	—	1.96
Asana Inc.	(1,412)	(156,042)	—	1.23
BILL Holdings Inc.	(5,310)	(586,913)	—	4.64
BioCryst Pharmaceuticals Inc.	(426)	(47,056)	—	0.37
Bloom Energy Corp.	(1,042)	(115,123)	—	0.91
Bridgebio Pharma Inc.	(4,097)	(452,812)	—	3.58
Carnival Corp.	(8,674)	(958,670)	—	7.58
Children's Place Inc./The	(519)	(57,348)	—	0.45
Cinemark Holdings Inc.	(1,260)	(139,268)	—	1.10
Coeur Mining Inc.	(503)	(55,632)	—	0.44
Cytokinetics Inc.	(3,118)	(344,604)	—	2.72
DigitalBridge Group, Inc.	(1,375)	(151,978)	—	1.20
Emergent BioSolutions Inc.	(121)	(13,328)	—	0.11
Enviva Inc.	(16)	(1,757)	—	0.01
Exact Sciences Corp.	(3,926)	(433,898)	—	3.43
Fastly Inc.	(2,489)	(275,094)	—	2.17
Gap Inc./The	(5,744)	(634,817)	—	5.02
Guardant Health Inc.	(1,451)	(160,341)	—	1.27
IAC Inc.	(1,213)	(134,032)	—	1.06
Infinera Corp.	(418)	(46,210)	—	0.36
Insmed Inc.	(1,184)	(130,868)	—	1.03
JetBlue Airways Corp.	(1,338)	(147,895)	—	1.17
Kyndryl Holdings Inc.	(1,001)	(110,643)	—	0.87
Lyft Inc.	(6,339)	(700,552)	—	5.54

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
NeoGenomics Inc.	(812)	(89,758)	—	0.71
Oscar Health Inc.	(2,956)	(326,689)	—	2.58
Pacific Biosciences of California Inc.	(831)	(91,839)	—	0.73
Peloton Interactive Inc.	(1,496)	(165,346)	—	1.31
Q2 Holdings Inc.	(1,244)	(137,542)	—	1.09
Redfin Corp.	(759)	(83,833)	—	0.66
Revance Therapeutics Inc.	(196)	(21,668)	—	0.17
RingCentral Inc.	(2,479)	(273,995)	—	2.17
Rivian Automotive Inc.	(5,456)	(602,970)	—	4.77
Royal Caribbean Cruises Ltd.	(10,557)	(1,166,717)	—	9.22
Scotts Miracle-Gro Co/The	(1,441)	(159,226)	—	1.26
Spirit AeroSystems Holdings Inc.	(1,323)	(146,225)	—	1.16
Spirit Airlines Inc.	(305)	(33,724)	—	0.27
Sweetgreen Inc.	(804)	(88,817)	—	0.70
TG Therapeutics Inc.	(1,883)	(208,157)	—	1.65
Twist Bioscience Corp.	(1,751)	(193,479)	—	1.53
Vistra Corp.	(5,026)	(555,484)	—	4.39
Warner Bros Discovery Inc.	(3,525)	(389,607)	—	3.08
Wix.com Ltd.	(2,653)	(293,186)	—	2.32
Wolfspeed Inc.	(2,400)	(265,271)	—	2.10
WW International Inc.	(748)	(82,645)	—	0.65
Wynn Resorts Ltd.	(4,630)	(511,659)	—	4.04
Xerox Holdings Corp.	(931)	(102,866)	—	0.81

1.	As of January 31, 2024, cash in the amount $1,250,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 624,803,389	$ —	$ —	$ 624,803,389
Fixed Income Funds	105,466,903	—	—	105,466,903
Total Affiliated Investment Companies	730,270,292	—	—	730,270,292
Short-Term Investment
Affiliated Investment Company	87,063,458	—	—	87,063,458
Total Investments in Securities	$ 817,333,750	$ —	$ —	$ 817,333,750

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay MacKay California Tax Free Opportunities Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.9%
Long-Term Municipal Bonds 93.5%
Certificate of Participation/Lease 1.4%
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/52	$ 6,380,000	$ 7,201,915
Hayward Unified School District, Certificate of Participation
5.25%, due 8/1/47	6,900,000	7,225,946
Oxnard School District, Property Acquisition and Improvement Project, Certificate of Participation
Insured: BAM
5.00%, due 8/1/45 (a)	950,000	987,936
		15,415,797
Education 4.3%
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
5.00%, due 11/1/44	350,000	363,974
Series B
5.00%, due 11/1/49	500,000	515,177
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds (b)
Series A-1
5.00%, due 1/1/55	2,540,000	2,049,082
Series A-1
5.00%, due 1/1/56	840,000	661,952
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (b)
Series A
5.00%, due 5/1/36	1,275,000	1,278,392
Series A
5.00%, due 5/1/46	1,325,000	1,297,036
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds (b)
Series A
5.00%, due 7/1/36	1,300,000	1,302,870
Series A
5.00%, due 7/1/46	795,000	746,055
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (b)	1,380,000	1,291,755
California Municipal Finance Authority, Creative Center Los Altos Project (The), Revenue Bonds (b)
Series B
4.00%, due 11/1/36	400,000	357,369
Series B
4.50%, due 11/1/46	1,600,000	1,365,906
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series A
5.00%, due 10/1/44	3,065,000	3,265,922
Series A
5.00%, due 10/1/49	4,440,000	4,686,989
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (b)	1,000,000	1,040,337

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (b)
5.00%, due 8/1/27	$ 475,000	$ 483,328
5.00%, due 8/1/28	650,000	661,787
5.00%, due 8/1/36	550,000	557,774
5.00%, due 8/1/41	700,000	705,483
5.00%, due 8/1/46	1,695,000	1,702,332
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/37 (b)	1,485,000	1,503,416
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds (b)
Series A
4.25%, due 7/1/28	1,240,000	1,237,541
Series A
5.00%, due 7/1/46	750,000	741,992
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (b)
Series A
5.00%, due 7/1/37	500,000	491,352
Series A
5.00%, due 7/1/49	500,000	469,873
California School Finance Authority, Kipp Social Public Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/34 (b)	600,000	602,570
California School Finance Authority, Partnerships to Uplift Communities, Revenue Bonds
5.50%, due 8/1/47 (b)	525,000	532,364
California School Finance Authority, Teach Public Schools, Revenue Bonds (b)
Series A
5.00%, due 6/1/39	740,000	729,049
Series A
5.00%, due 6/1/58	600,000	547,866
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (b)	1,790,000	1,410,396
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.875%, due 11/1/43	1,000,000	1,000,480
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A
5.00%, due 9/1/36	545,000	594,237
University of California, Revenue Bonds
Series BH
4.00%, due 5/15/46	2,775,000	2,786,737
Series AV
5.25%, due 5/15/42	5,000,000	5,378,689
Series BN
5.50%, due 5/15/40	5,700,000	6,916,287
		49,276,369

	Principal Amount	Value
Long-Term Municipal Bonds
General 2.3%
California Municipal Finance Authority, Special Tax
Series B
4.00%, due 9/1/43	$ 1,070,000	$ 944,231
California Statewide Communities Development Authority, Special Assessment
Series A
4.00%, due 9/2/50	1,000,000	867,956
Series D
5.50%, due 9/2/53	1,000,000	1,027,873
California Statewide Communities Development Authority, Community Facilities District No. 2021-02, Special Tax
5.00%, due 9/1/53	1,000,000	1,047,448
City of Irvine, Community Facilities District No. 2013-3, Special Tax
5.00%, due 9/1/49	1,385,000	1,391,281
City of Irvine, Community Facilities District No. 2013-3 Improvement Area No. 1, Special Tax
Insured: BAM
4.00%, due 9/1/58	700,000	706,293
City of Palm Desert, University Park, Special Tax
3.00%, due 9/1/31	315,000	296,073
4.00%, due 9/1/41	450,000	424,249
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/40	4,000,000	4,394,777
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
4.00%, due 9/1/44	400,000	374,081
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/36	1,645,000	1,796,002
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax
Series A-1, Insured: AGM
5.00%, due 9/1/42	1,500,000	1,643,534
Series A-1, Insured: AGM
5.25%, due 9/1/52	1,000,000	1,093,488
Romoland School District, Community Facilities District No. 2017-1 Improvement Area 2, Special Tax
5.00%, due 9/1/54	1,600,000	1,645,780
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
4.00%, due 10/1/47	3,700,000	3,750,900
San Francisco City & County Redevelopment Agency Successor Agency, Transbay Infrastructure Project, Tax Allocation, Third Lien
Series B, Insured: AGM
5.00%, due 8/1/48	1,500,000	1,653,870
Series B, Insured: AGM
5.25%, due 8/1/53	1,400,000	1,559,748
Tracy Community Facilities District, Community Facilities District No. 2016-01 Improvement Area No. 2, Special Tax
5.75%, due 9/1/48	1,000,000	1,069,594
		25,687,178

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation 32.9%
Alhambra Unified School District, Unlimited General Obligation
Series B
4.25%, due 8/1/43	$ 2,000,000	$ 2,102,223
Series B
5.25%, due 8/1/48	3,000,000	3,441,409
Belmont-Redwood Shores School District, Unlimited General Obligation
Series B
4.00%, due 8/1/42	9,950,000	9,986,017
Cabrillo Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: AGM-CR
5.00%, due 8/1/50	3,150,000	3,331,045
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/46	1,000,000	817,136
Ceres Unified School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/37	500,000	298,734
Chabot-Las Positas Community College District, Unlimited General Obligation
4.00%, due 8/1/37	3,000,000	3,026,120
Series C
5.25%, due 8/1/48	1,250,000	1,432,829
Chaffey Joint Union High School District, Unlimited General Obligation
Series C
5.25%, due 8/1/47	3,500,000	3,674,386
City of Berkeley, Unlimited General Obligation
2.00%, due 9/1/39	1,560,000	1,175,221
2.00%, due 9/1/40	1,590,000	1,171,039
Clovis Unified School District, Unlimited General Obligation
Series B
5.25%, due 8/1/41	1,100,000	1,240,869
Series B
5.25%, due 8/1/42	1,000,000	1,122,733
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	10,000,000	9,724,150
Series A-1
4.00%, due 7/1/35	3,350,000	3,204,540
Series A-1
5.625%, due 7/1/27	8,000,000	8,455,164
Series A-1
5.625%, due 7/1/29	2,000,000	2,168,875
Series A-1
5.75%, due 7/1/31	1,800,000	2,008,862
Denair Unified School District, Election of 2007, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	4,260,000	1,983,665
Desert Community College District, Unlimited General Obligation (c)
4.00%, due 8/1/42	2,815,000	2,951,512

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Desert Community College District, Unlimited General Obligation (c)
4.00%, due 8/1/43	$ 2,000,000	$ 2,086,611
4.00%, due 8/1/51	2,500,000	2,497,873
El Rancho Unified School District, Election of 2016, Unlimited General Obligation
Series A, Insured: BAM
5.25%, due 8/1/46	2,745,000	2,877,642
El Segundo Unified School District, Election of 2018, Unlimited General Obligation
Series C
4.00%, due 8/1/50	500,000	506,549
Elk Grove Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	3,740,000	2,726,056
Etiwanda School District, Unlimited General Obligation
Series C
5.25%, due 8/1/52	5,675,000	6,401,192
Foothill-De Anza Community College District, Unlimited General Obligation
4.00%, due 8/1/40	3,470,000	3,493,801
Fort Bragg Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/52	1,000,000	1,107,599
Fremont Union High School District, Unlimited General Obligation
Series B
5.00%, due 8/1/32	3,260,000	3,565,228
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	4,500,000	3,625,729
Hartnell Community College District, Unlimited General Obligation
Series A
(zero coupon), due 8/1/37	2,500,000	1,405,966
Healdsburg Unified School District, Unlimited General Obligation
Series A
4.60%, due 8/1/37 (a)	4,405,000	4,623,577
Inglewood Unified School District, Election of 2012, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/35	800,000	837,721
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/51	2,750,000	2,752,328
Jurupa Unified School District, Unlimited General Obligation
Series B
5.00%, due 8/1/37	1,000,000	1,073,772
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C
3.00%, due 8/1/46	5,000,000	4,129,932
Series D
5.25%, due 8/1/33	1,000,000	1,235,451
Series D
5.25%, due 8/1/34	700,000	861,626

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Kern Community College District, Election of 2016, Unlimited General Obligation
Series D
5.25%, due 8/1/38	$ 2,000,000	$ 2,388,806
Series D
5.25%, due 8/1/39	1,400,000	1,659,807
Series D
5.25%, due 8/1/40	2,200,000	2,591,464
La Mesa-Spring Valley School District, Unlimited General Obligation
Series B
5.00%, due 8/1/47	1,100,000	1,204,575
Long Beach Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/50	12,550,000	12,644,686
Los Angeles Community College District, Election of 2022, Unlimited General Obligation
Series A-2
5.50%, due 8/1/24	3,000,000	3,006,218
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/25	1,000,000	1,032,577
Series QRR
5.25%, due 7/1/40	3,500,000	4,222,312
Series QRR
5.25%, due 7/1/47	7,500,000	8,670,179
Los Banos Unified School District, Election of 2018, Unlimited General Obligation
5.25%, due 8/1/49	2,500,000	2,832,559
Manteca Unified School District, Unlimited General Obligation
Series B
5.25%, due 8/1/53	2,000,000	2,265,600
Marysville Joint Unified School District, Election 2008, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/35	1,500,000	948,688
Insured: AGM
(zero coupon), due 8/1/36	2,000,000	1,200,940
Insured: AGM
(zero coupon), due 8/1/37	2,000,000	1,141,774
Montebello Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/47	1,500,000	1,659,699
Monterey Peninsula Community College District, Unlimited General Obligation
Series B
4.00%, due 8/1/41	475,000	496,817
Series B
4.00%, due 8/1/51	4,000,000	3,996,560
Mount San Antonio Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/49	2,000,000	2,030,187
Series A
5.00%, due 8/1/41	305,000	335,679

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Mount San Jacinto Community College District, Election 2014, Unlimited General Obligation
Series B
4.00%, due 8/1/38	$ 1,985,000	$ 2,039,126
Needles Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/45 (a)	1,250,000	1,094,050
North Orange County Community College District, Election of 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/47	4,750,000	4,839,254
Oakland Unified School District, Alameda County, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/39	2,240,000	2,671,685
Series A, Insured: AGM
5.25%, due 8/1/40	1,600,000	1,893,446
Series A, Insured: AGM
5.25%, due 8/1/43	3,000,000	3,496,382
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	3,040,000	2,418,551
Ojai Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.25%, due 8/1/48	1,100,000	1,240,316
Series B, Insured: AGM
5.50%, due 8/1/53	1,750,000	1,991,759
Ontario Montclair School District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/52	3,000,000	3,404,256
Oxnard Union High School District, Unlimited General Obligation
Series C
3.50%, due 8/1/45	1,250,000	1,173,270
Palo Alto Unified School District, Unlimited General Obligation
3.25%, due 7/1/35	3,700,000	3,665,596
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series B
(zero coupon), due 8/1/39 (a)	2,000,000	2,354,350
Ravenswood City School District, Election 2018, Unlimited General Obligation
Insured: AGM
5.25%, due 8/1/45	3,500,000	3,888,543
Rio Hondo Community College District, Election 2004, Unlimited General Obligation
Series C
(zero coupon), due 8/1/42 (a)	2,000,000	2,596,515
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/40	1,960,000	2,177,042
Series A, Insured: BAM
5.50%, due 8/1/52	4,500,000	4,992,438

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Salinas Union High School District, Unlimited General Obligation
Series A
4.00%, due 8/1/47	$ 4,300,000	$ 4,374,524
San Bernardino Community College District, Election of 2018, Unlimited General Obligation
Series B
4.125%, due 8/1/49	5,000,000	5,048,509
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (a)	4,360,000	4,358,881
Series B-4
5.00%, due 7/1/40	2,690,000	3,177,703
San Diego Unified School District, Election of 2018, Unlimited General Obligation
Series F-2
5.00%, due 7/1/40	3,020,000	3,490,816
San Diego Unified School District, Election of 2022, Unlimited General Obligation
Series A-3
4.00%, due 7/1/53	6,640,000	6,662,898
Series A-3
5.00%, due 7/1/48	2,665,000	3,028,458
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series C-1
2.00%, due 8/1/41	3,585,000	2,559,773
Series D-1
5.25%, due 8/1/47	6,750,000	7,727,330
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series C-1
4.997%, due 9/1/25	1,250,000	1,259,175
Series C
5.00%, due 9/1/39	3,000,000	3,465,230
Series C
5.00%, due 9/1/40	2,575,000	2,951,253
San Juan Unified School District, Election 2016, Unlimited General Obligation
5.00%, due 8/1/36	1,500,000	1,740,894
5.00%, due 8/1/38	1,800,000	2,062,298
San Luis Obispo County Community College District, Unlimited General Obligation
Series B
4.00%, due 8/1/43	2,250,000	2,268,485
San Mateo Foster City School District, Unlimited General Obligation
Series B
5.00%, due 8/1/40	1,000,000	1,162,076
Series B
5.00%, due 8/1/41	1,150,000	1,327,788
San Rafael City Elementary School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	1,250,000	1,381,016
San Rafael City High School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	4,250,000	4,739,968

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
San Ysidro School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/47	$ 3,000,000	$ 865,230
Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
Series A
7.00%, due 8/1/36 (a)	1,000,000	1,384,714
Santa Clarita Community College District, Election of 2016, Unlimited General Obligation
5.25%, due 8/1/48	2,000,000	2,233,742
Savanna School District, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 2/1/52 (a)	3,080,000	2,544,118
South San Francisco Unified School District, Unlimited General Obligation
4.00%, due 9/1/52	10,000,000	10,039,938
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 3/1/36	3,395,000	3,625,886
4.00%, due 10/1/36	4,150,000	4,457,665
4.00%, due 11/1/36	2,500,000	2,673,919
4.00%, due 10/1/37	4,000,000	4,264,980
4.00%, due 10/1/37	4,445,000	4,739,459
4.00%, due 11/1/38	4,775,000	5,038,276
4.00%, due 10/1/39	3,500,000	3,644,124
4.00%, due 3/1/40	5,000,000	5,214,863
4.00%, due 9/1/42	6,250,000	6,503,677
4.00%, due 4/1/49	1,895,000	1,925,975
5.00%, due 11/1/28	5,000,000	5,573,046
5.00%, due 11/1/30	4,500,000	5,228,836
5.00%, due 9/1/32	1,840,000	2,169,909
5.00%, due 4/1/38	5,000,000	5,009,047
5.00%, due 9/1/41	3,550,000	4,037,596
5.25%, due 9/1/47	4,000,000	4,585,918
Sunnyvale School District, Unlimited General Obligation
Series B
5.00%, due 9/1/48	2,820,000	3,138,858
Ukiah Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/53	2,500,000	2,867,348
Vista Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 8/1/48	1,385,000	1,570,680
Washington Township Health Care District, Unlimited General Obligation
Series B
5.25%, due 8/1/36	500,000	589,758
Series B
5.25%, due 8/1/40	880,000	1,011,593
Series B
5.25%, due 8/1/48	500,000	564,208
Series B
5.50%, due 8/1/53	2,000,000	2,272,873

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
West Contra Costa Unified School District, Unlimited General Obligation
Series A-1, Insured: AGM
3.00%, due 8/1/51	$ 2,000,000	$ 1,600,237
		371,554,436
Hospital 5.4%
California Health Facilities Financing Authority, Cedars-Sinai Health System, Revenue Bonds
Series A
4.00%, due 8/15/40	5,000,000	5,133,135
Series A
4.00%, due 8/15/48	5,750,000	5,732,125
Series A, Insured: BAM
4.00%, due 8/15/48	4,145,000	4,144,954
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	1,500,000	1,519,476
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds
5.00%, due 2/1/47	6,500,000	6,686,059
California Health Facilities Financing Authority, Kaiser Foundation Hospitals, Revenue Bonds
Series A-2
4.00%, due 11/1/44	5,000,000	4,970,849
California Health Facilities Financing Authority, Scripps Health System, Revenue Bonds
Series A
5.00%, due 11/15/37	5,550,000	6,571,329
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds
Series A
5.00%, due 2/1/37	1,000,000	1,036,295
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/39 (b)	1,000,000	1,007,936
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	6,925,000	6,977,220
Series A
5.00%, due 7/15/46	1,515,000	1,676,481
California Statewide Communities Development Authority, Adventist Health System/West Obligated Group, Revenue Bonds
Series A
5.00%, due 3/1/35	600,000	618,453
California Statewide Communities Development Authority, Enloe Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/15/42	1,000,000	1,108,356
Series A, Insured: AGM
5.25%, due 8/15/52	3,000,000	3,304,219
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series P
5.00%, due 5/15/47	7,400,000	8,199,045

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	$ 1,380,000	$ 1,319,000
Series A
5.00%, due 7/1/41	400,000	412,305
Series A
5.00%, due 7/1/42	380,000	389,764
Series A
5.00%, due 7/1/43	300,000	306,231
Series A
5.75%, due 7/1/48	300,000	335,041
		61,448,273
Housing 1.7%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/27	280,000	291,287
5.00%, due 5/1/28	250,000	263,154
5.00%, due 5/1/29	1,470,000	1,545,571
California Municipal Finance Authority, Mobile Home Park Caritas Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 8/15/42	1,540,000	1,500,744
California Municipal Finance Authority, P3 Claremont Holdings LLC, Claremont Colleges Project, Revenue Bonds
Series A
5.00%, due 7/1/40 (b)	1,000,000	958,871
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds
Series A
4.00%, due 11/15/37	1,320,000	1,328,672
California School Finance Authority, Sonoma County Junior College Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (b)	2,000,000	1,896,230
California Statewide Communities Development Authority, CHF-Irvine LLC, Student Housing, Revenue Bonds
5.00%, due 5/15/40	1,000,000	1,009,470
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	3,500,000	3,523,641
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC Project, Revenue Bonds
Series A
5.75%, due 1/15/45 (b)	400,000	399,978
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 7/1/45	3,150,000	2,861,011
Series A
5.00%, due 7/1/61	3,850,000	3,303,638
		18,882,267
Other Revenue 22.1%
Alameda County Transportation Commission, Measure BB, Revenue Bonds, Senior Lien
Series BB
5.00%, due 3/1/45	2,500,000	2,826,277

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (d)	$ 4,725,000	$ 4,769,262
Series A
5.00%, due 5/1/54 (d)	16,900,000	18,244,664
Series E-2
5.234%, due 2/1/54	4,250,000	4,229,838
Series C
5.25%, due 1/1/54 (d)	12,325,000	13,037,047
Series F
5.50%, due 10/1/54 (d)	7,245,000	7,981,596
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (b)	6,285,000	5,225,825
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (b)	2,700,000	1,866,821
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (b)	500,000	333,195
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/47	1,275,000	1,224,035
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	300,000	313,207
Series A
4.00%, due 6/1/36	300,000	309,866
Series A
4.00%, due 6/1/37	275,000	281,783
Series A
4.00%, due 6/1/38	275,000	278,983
Series A
4.00%, due 6/1/39	350,000	353,385
Series A
4.00%, due 6/1/49	2,500,000	2,387,078
California Health Facilities Financing Authority, Lundquist Institute For Biomedical Innovation, Revenue Bonds
5.00%, due 9/1/30	1,300,000	1,358,598
5.00%, due 9/1/32	1,435,000	1,498,822
5.00%, due 9/1/34	1,590,000	1,658,073
California Infrastructure & Economic Development Bank, DesertXpress Enterprises LLC, Revenue Bonds
Series A
3.95%, due 1/1/50 (b)(d)(e)	5,650,000	5,650,530
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund, Revenue Bonds
Series A
5.00%, due 10/1/47	5,000,000	5,675,826

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Natural History Foundation, Revenue Bonds
3.00%, due 7/1/50	$ 3,735,000	$ 2,917,371
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	2,085,000	2,253,864
California Municipal Finance Authority, Rancho Colus LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 8/1/26 (d)	3,360,000	3,422,523
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
4.375%, due 9/1/53 (d)(e)	7,500,000	7,841,784
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (e)	8,500,000	8,498,700
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series C
5.00%, due 11/1/44	3,735,000	4,067,754
Series D
5.00%, due 11/1/46	7,025,000	8,027,439
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (b)	500,000	500,682
California Statewide Communities Development Authority, Front Porch Communities & Services Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/42	2,000,000	1,989,896
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,230,000	1,258,513
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	1,500,000	280,791
City of Victorville, Electric, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,250,118
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (b)	2,000,000	1,329,675
CSCDA Community Improvement Authority, 1818 Platinum Triangle-Anaheim, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 4/1/57 (b)	3,500,000	2,445,502
CSCDA Community Improvement Authority, Acacia on Santa Rosa Creek, Revenue Bonds, Senior Lien
Series A
4.00%, due 10/1/56 (b)	2,000,000	1,688,079
CSCDA Community Improvement Authority, Dublin, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 2/1/57 (b)	1,250,000	857,206

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (b)	$ 7,000,000	$ 5,205,301
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-1
2.65%, due 12/1/46 (b)	1,230,000	939,665
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (b)	4,500,000	3,118,466
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,000,939
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series A-1
5.00%, due 6/1/51	7,165,000	7,504,663
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series A
5.625%, due 6/1/47	1,025,000	1,024,313
Imperial Irrigation District, Electric System, Revenue Bonds
5.00%, due 11/1/41	1,655,000	1,808,605
Indio Finance Authority, Revenue Bonds
Series A, Insured: BAM
4.50%, due 11/1/52	2,000,000	2,066,830
Series A, Insured: BAM
5.25%, due 11/1/42	1,500,000	1,716,285
Lodi Public Financing Authority, Electric System, Revenue Bonds
Insured: AGM
5.00%, due 9/1/32	1,650,000	1,815,398
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds
Series A
4.00%, due 6/1/38	6,245,000	6,599,795
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	3,140,000	3,298,058
Series A
5.00%, due 10/1/32	3,140,000	3,321,007
Series A
5.00%, due 10/1/39	11,915,000	12,242,835
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.25%, due 10/1/48	7,905,000	8,937,746
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.00%, due 5/1/42	350,000	408,470
Series A
5.00%, due 5/1/43	1,000,000	1,159,323
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	4,750,000	5,210,481

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	$ 12,530,000	$ 3,908,627
Series A-1
(zero coupon), due 7/1/51	5,390,000	1,243,157
Series A-2
4.329%, due 7/1/40	4,659,000	4,641,541
Series A-1
4.50%, due 7/1/34	1,500,000	1,510,163
Series A-2B
4.55%, due 7/1/40	1,871,000	1,877,762
Series A-1
4.75%, due 7/1/53	5,866,000	5,761,994
Series A-2
4.784%, due 7/1/58	4,707,000	4,620,278
Series A-1
5.00%, due 7/1/58	2,991,078	3,000,766
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	3,500,000	3,656,983
San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds
Series C, Insured: NATL-RE
5.50%, due 6/1/37	950,000	986,859
San Joaquin County Transportation Authority, Sales Tax Revenue, Revenue Bonds
Series K
5.00%, due 3/1/37	1,705,000	1,815,987
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/1/40	2,435,000	2,623,595
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Revenue Bonds
Series A
5.00%, due 6/1/40	1,150,000	1,271,061
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A
5.248%, due 11/1/38	2,500,000	2,317,223
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 10/1/37	2,500,000	2,561,236
Series A, Insured: BAM
5.00%, due 10/1/32	1,275,000	1,409,582
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,650,331
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	2,000,000	2,046,311
Series D
5.00%, due 11/15/33	2,495,000	2,545,161

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/49	$ 3,000,000	$ 2,830,823
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	1,500,000	1,427,164
Series A
5.00%, due 10/1/32	1,150,000	1,065,611
		250,285,003
Transportation 12.5%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	3,000,000	1,861,112
Series C, Insured: AGM
5.00%, due 10/1/52	3,500,000	3,791,271
Bay Area Toll Authority, Revenue Bonds
Series S-7
4.00%, due 4/1/35	3,500,000	3,610,854
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (e)
Series A, Insured: AGM
3.50%, due 12/31/35	2,310,000	2,195,397
Series A
5.00%, due 12/31/33	3,800,000	3,968,818
City of Long Beach, Airport System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/33	550,000	658,076
Series A, Insured: AGM
5.00%, due 6/1/34	410,000	489,774
Series B, Insured: AGM
5.00%, due 6/1/35	310,000	368,930
Series A, Insured: AGM
5.00%, due 6/1/36	800,000	945,766
Series A, Insured: AGM
5.00%, due 6/1/37	750,000	879,253
Series A, Insured: AGM
5.00%, due 6/1/38	750,000	871,648
Series A, Insured: AGM
5.00%, due 6/1/39	500,000	576,847
Series B, Insured: AGM
5.00%, due 6/1/40	750,000	860,057
City of Long Beach, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/37	3,475,000	3,890,545
Series A
5.00%, due 5/15/40 (e)	4,915,000	5,134,177

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Los Angeles, Department of Airports, Revenue Bonds (e)
Series D
3.00%, due 5/15/39	$ 105,000	$ 104,310
Series D
5.00%, due 5/15/30	3,000,000	3,252,661
Series B
5.00%, due 5/15/34	4,625,000	4,935,457
Series D
5.00%, due 5/15/35	2,000,000	2,122,152
Series F
5.00%, due 5/15/38	1,000,000	1,059,914
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (e)
Series G
4.00%, due 5/15/47	2,000,000	1,950,316
Series C
5.00%, due 5/15/29	5,000,000	5,447,496
Series G
5.50%, due 5/15/38	1,000,000	1,143,341
Series G
5.50%, due 5/15/39	1,375,000	1,563,072
Series G
5.50%, due 5/15/40	4,000,000	4,527,524
Series H
5.50%, due 5/15/47	4,100,000	4,540,271
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A, Insured: AGM
5.50%, due 1/15/31 (a)	2,000,000	2,355,827
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	5,270,000	5,166,192
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (e)
Series A
5.00%, due 3/1/30	1,855,000	2,026,329
Series A
5.00%, due 3/1/47	6,890,000	6,974,496
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	10,000,000	11,140,837
Ontario International Airport Authority, Revenue Bonds
Series A, Insured: AGM
4.00%, due 5/15/51	2,000,000	2,009,304
Port of Oakland, Revenue Bonds
Series H
5.00%, due 5/1/29 (e)	1,900,000	2,057,211
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (e)
Series B
5.25%, due 7/1/36	3,370,000	3,883,982
Series B
5.25%, due 7/1/58	6,000,000	6,448,583

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (e)
Series E
5.00%, due 5/1/36	$ 1,195,000	$ 1,280,365
Series A
5.00%, due 5/1/44	2,500,000	2,500,138
Series E
5.00%, due 5/1/50	3,460,000	3,573,602
Series C
5.75%, due 5/1/48	14,300,000	16,120,603
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	9,750,000	9,883,126
Series B
5.25%, due 1/15/49	1,915,000	1,939,179
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/50	2,948,000	2,953,319
		141,062,132
Utilities 3.0%
City of Riverside, Electric, Revenue Bonds
Series A
5.00%, due 10/1/41	550,000	638,996
Series A
5.00%, due 10/1/42	515,000	592,938
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/27	1,230,000	1,290,115
Series A
5.00%, due 10/1/33	1,000,000	1,049,723
Series A
5.00%, due 10/1/40	1,000,000	1,028,359
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/40	1,690,000	1,739,179
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	460,000	449,576
Series UU, Insured: AGM
5.00%, due 7/1/24	225,000	225,015
Series XX
5.25%, due 7/1/40 (f)(g)	1,000,000	310,000
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.00%, due 8/15/38	4,340,000	4,943,976
San Francisco City & County Public Utilities Commission, Power, Revenue Bonds
Series A
4.00%, due 11/1/45	1,920,000	1,964,042

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.25%, due 7/1/53	$ 17,500,000	$ 20,077,437
		34,309,356
Water & Sewer 7.9%
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	3,500,000	3,664,067
4.00%, due 10/1/45	5,250,000	5,395,954
City of Oxnard, Wastewater, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	1,920,000	2,016,362
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,169,149
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,478,048
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series B
5.25%, due 11/1/48	3,945,000	4,605,806
Series B
5.25%, due 11/1/52	2,500,000	2,888,735
East Bay Municipal Utility District, Water System, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,573,761
Series A
5.00%, due 6/1/38	1,800,000	2,131,588
Series A
5.00%, due 6/1/49	3,500,000	3,810,936
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	5,500,000	5,590,041
Series A
5.00%, due 1/1/50	2,500,000	2,590,988
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series C
5.00%, due 7/1/40	2,000,000	2,259,657
Series C
5.00%, due 7/1/41	1,035,000	1,196,779
Series B
5.00%, due 7/1/46	1,575,000	1,741,597
Series A
5.00%, due 7/1/47	1,250,000	1,369,828
Series A
5.00%, due 7/1/49	1,000,000	1,128,377
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series A
5.00%, due 10/1/45	510,000	560,440
Series A
5.00%, due 10/1/46	3,500,000	3,921,561

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Oxnard Financing Authority, Waste Water, Revenue Bonds
Insured: AGM
5.00%, due 6/1/34	$ 1,000,000	$ 1,004,983
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (b)	1,330,000	1,379,115
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (b)
Series 2020A
5.00%, due 7/1/35	8,000,000	8,215,915
Series A
5.00%, due 7/1/37	4,800,000	4,912,331
Series A
5.00%, due 7/1/47	16,295,000	16,374,158
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/52	2,065,000	2,311,717
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,094,971
Watereuse Finance Authority, Vallejo Sanitation And Flood Control District Refunding Program, Revenue Bonds
Series A
5.50%, due 5/1/36	500,000	502,379
		88,889,243
Total Long-Term Municipal Bonds (Cost $1,020,314,240)		1,056,810,054
Short-Term Municipal Notes 4.4%
Other Revenue 0.6%
San Mateo County Transit District Sales Tax, Revenue Bonds
Series B
2.55%, due 6/1/49 (h)	7,300,000	7,300,000
Utilities 3.8%
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series B-3
2.75%, due 7/1/34 (h)	22,000,000	22,000,000
Sacramento Municipal Utility District, Revenue Bonds
Series C
2.85%, due 8/15/41 (h)	20,700,000	20,700,000
		42,700,000
Total Short-Term Municipal Notes (Cost $50,000,000)		50,000,000
Total Municipal Bonds (Cost $1,070,314,240)		1,106,810,054

	Shares	Value
Short-Term Investment 4.0%
Unaffiliated Investment Company 4.0%
BlackRock Liquidity Funds MuniCash, 3.974% (i)	45,110,322	$ 45,114,833
Total Short-Term Investment (Cost $45,114,833)		45,114,833
Total Investments (Cost $1,115,429,073)	101.9%	1,151,924,887
Other Assets, Less Liabilities	(1.9)	(21,440,916)
Net Assets	100.0%	$ 1,130,483,971

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Step coupon—Rate shown was the rate in effect as of January 31, 2024.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Delayed delivery security.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2024.
(e)	Interest on these securities was subject to alternative minimum tax.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of January 31, 2024.
Futures Contracts
As of January 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(315)	March 2024	$ (34,592,758)	$ (35,383,359)	$ (790,601)

1.	As of January 31, 2024, cash in the amount of $669,375 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2024.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts

HUD—Housing and Urban Development
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,056,810,054	$ —	$ 1,056,810,054
Short-Term Municipal Notes	—	50,000,000	—	50,000,000
Total Municipal Bonds	—	1,106,810,054	—	1,106,810,054
Short-Term Investment
Unaffiliated Investment Company	45,114,833	—	—	45,114,833
Total Investments in Securities	$ 45,114,833	$ 1,106,810,054	$ —	$ 1,151,924,887
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (790,601)	$ —	$ —	$ (790,601)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Growth Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Aerospace & Defense 1.5%
Airbus SE, ADR	145,968	$ 5,794,930
General Dynamics Corp.	26,765	7,092,457
		12,887,387
Biotechnology 1.1%
Vertex Pharmaceuticals, Inc. (a)	21,334	9,245,729
Broadline Retail 4.6%
Amazon.com, Inc. (a)	250,116	38,818,003
Capital Markets 6.3%
Ares Management Corp.	87,205	10,593,664
KKR & Co., Inc.	110,428	9,560,856
Morgan Stanley	97,305	8,488,888
MSCI, Inc.	16,505	9,880,223
S&P Global, Inc.	32,518	14,579,445
		53,103,076
Commercial Services & Supplies 1.6%
Copart, Inc. (a)	182,074	8,746,835
Waste Connections, Inc.	31,309	4,861,035
		13,607,870
Consumer Finance 1.2%
American Express Co.	49,927	10,022,346
Entertainment 1.6%
Netflix, Inc. (a)	24,225	13,665,565
Financial Services 7.2%
FleetCor Technologies, Inc. (a)	50,318	14,588,698
Global Payments, Inc.	44,093	5,874,510
Mastercard, Inc., Class A	72,258	32,460,461
Visa, Inc., Class A	27,956	7,639,257
		60,562,926
Ground Transportation 1.6%
Uber Technologies, Inc. (a)	205,535	13,415,269
Health Care Equipment & Supplies 1.2%
Boston Scientific Corp. (a)	83,637	5,290,877
Stryker Corp.	13,251	4,445,445
		9,736,322
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	32,762	16,765,626

	Shares	Value
Common Stocks
Health Care REITs 1.0%
Welltower, Inc.	99,888	$ 8,641,311
Hotels, Restaurants & Leisure 2.7%
Airbnb, Inc., Class A (a)	82,804	11,935,369
Hilton Worldwide Holdings, Inc.	57,650	11,008,844
		22,944,213
Industrial REITs 0.9%
Prologis, Inc.	59,248	7,506,129
Insurance 2.7%
Marsh & McLennan Cos., Inc.	39,784	7,711,731
Progressive Corp. (The)	85,790	15,292,067
		23,003,798
Interactive Media & Services 10.4%
Alphabet, Inc., Class C (a)	345,660	49,014,588
Meta Platforms, Inc., Class A (a)	90,056	35,134,448
ZoomInfo Technologies, Inc. (a)	187,200	3,002,688
		87,151,724
IT Services 2.4%
Gartner, Inc. (a)	16,044	7,339,167
MongoDB, Inc. (a)	12,877	5,157,496
Shopify, Inc., Class A (a)	91,835	7,353,229
		19,849,892
Life Sciences Tools & Services 1.9%
Danaher Corp.	55,102	13,219,521
Mettler-Toledo International, Inc. (a)	2,172	2,600,296
		15,819,817
Machinery 0.2%
IDEX Corp.	9,553	2,020,459
Pharmaceuticals 4.3%
Eli Lilly & Co.	37,212	24,024,440
Zoetis, Inc.	65,446	12,291,413
		36,315,853
Professional Services 1.3%
TransUnion	161,840	11,197,710
Semiconductors & Semiconductor Equipment 10.3%
Advanced Micro Devices, Inc. (a)	80,652	13,524,534
ARM Holdings plc, ADR (a)(b)	19,725	1,393,966
ASML Holding NV (Registered)	12,488	10,862,312
Microchip Technology, Inc.	83,179	7,085,187

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.	21,207	$ 12,781,883
NVIDIA Corp.	67,043	41,249,547
		86,897,429
Software 19.4%
Atlassian Corp., Class A (a)	46,181	11,534,628
Cadence Design Systems, Inc. (a)	25,036	7,221,885
HubSpot, Inc. (a)	16,257	9,933,027
Intuit, Inc.	22,776	14,379,172
Microsoft Corp.	227,090	90,286,442
Salesforce, Inc. (a)	42,523	11,952,790
ServiceNow, Inc. (a)	17,303	13,243,716
Workday, Inc., Class A (a)	16,463	4,791,886
		163,343,546
Specialized REITs 2.4%
American Tower Corp.	60,897	11,914,498
Equinix, Inc.	10,274	8,525,057
		20,439,555
Specialty Retail 1.5%
TJX Cos., Inc. (The)	128,188	12,166,323
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	307,845	56,766,618
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica, Inc. (a)	9,398	4,265,000
Total Common Stocks (Cost $477,572,349)		830,159,496
Short-Term Investments 1.7%
Affiliated Investment Company 1.5%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	12,615,818	12,615,818
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 5.315% (c)(d)	1,449,265	1,449,265
Total Short-Term Investments (Cost $14,065,083)		14,065,083
Total Investments (Cost $491,637,432)	100.2%	844,224,579
Other Assets, Less Liabilities	(0.2)	(1,416,148)
Net Assets	100.0%	$ 842,808,431

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $1,393,895. The Fund received cash collateral with a value of $1,449,265.
(c)	Current yield as of January 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 24,211	$ 37,381	$ (48,976)	$ —	$ —	$ 12,616	$ 118	$ —	12,616
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 830,159,496	$ —	$ —	$ 830,159,496
Short-Term Investments
Affiliated Investment Company	12,615,818	—	—	12,615,818
Unaffiliated Investment Company	1,449,265	—	—	1,449,265
Total Short-Term Investments	14,065,083	—	—	14,065,083
Total Investments in Securities	$ 844,224,579	$ —	$ —	$ 844,224,579

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Municipal Bond Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.1%
Long-Term Municipal Bonds 92.4%
Alabama 2.3%
Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
Series 1
5.75%, due 6/1/45	$ 1,250,000	$ 1,091,803
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
4.90%, due 10/1/52	27,720,000	26,916,250
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	4,950,000	5,390,719
County of Jefferson, Sewer, Revenue Bonds
5.25%, due 10/1/40	5,000,000	5,640,736
5.25%, due 10/1/41	5,000,000	5,596,687
5.25%, due 10/1/42	6,250,000	6,955,990
5.25%, due 10/1/43	6,250,000	6,927,023
5.25%, due 10/1/45	8,000,000	8,794,264
5.25%, due 10/1/49	22,300,000	24,216,743
5.50%, due 10/1/53	2,100,000	2,329,408
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (a)(b)	3,140,000	3,469,459
Lower Alabama Gas District (The), Revenue Bonds
Series A
5.00%, due 9/1/46	17,360,000	18,899,988
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	4,780,000	4,800,727
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49	6,000,000	3,986,692
Southeast Energy Authority, A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (b)	8,400,000	8,324,298
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds (c)
Series A
4.50%, due 5/1/32	11,736,585	11,467,081
Series A
5.25%, due 5/1/44	44,390,000	43,093,670
		187,901,538
Alaska 0.2%
Alaska Industrial Development & Export Authority, Dena' Nena' Henash, Revenue Bonds
Series A
4.00%, due 10/1/49	15,440,000	14,396,560
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,777,910
Series A
5.00%, due 6/1/50	3,485,000	3,331,018
		19,505,488

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona 1.5%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	$ 4,265,000	$ 3,368,957
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,525,000	7,115,616
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,458,383
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	5,470,000	5,162,955
Series A
4.00%, due 11/1/46	1,000,000	937,709
Series A
4.00%, due 11/1/51	3,405,000	3,078,888
Series A
4.25%, due 11/1/52	2,000,000	1,878,277
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	863,399
Series A
5.00%, due 10/1/45	1,875,000	1,902,255
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
4.00%, due 11/1/49	4,865,000	4,450,963
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/51	3,000,000	2,642,273
Series A
4.00%, due 7/1/61	1,830,000	1,555,273
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/51	1,420,000	1,250,676
Series B
4.00%, due 7/1/61	1,000,000	849,876
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (c)
Series A
4.75%, due 7/1/29	2,565,000	2,560,055
5.00%, due 7/1/54	2,000,000	1,736,757
Arizona Industrial Development Authority, Idaho State Tax Commission, Linder Village Project, Revenue Bonds
5.00%, due 6/1/31 (c)	3,700,000	3,769,849
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (c)
Series B
5.00%, due 3/1/37	3,030,000	2,953,242
Series B
5.00%, due 3/1/42	3,185,000	2,986,526

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/49	$ 2,650,000	$ 2,751,735
Series A, Insured: BAM
5.00%, due 6/1/54	2,850,000	2,944,473
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
5.00%, due 12/15/49 (c)	1,200,000	1,100,624
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (c)	1,500,000	1,411,291
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51 (d)(e)	1,000,000	550,000
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (c)
6.00%, due 7/1/37	2,910,000	2,990,043
6.00%, due 7/1/47	7,010,000	7,112,998
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	1,026,324
City of Phoenix, Basis Schools Project, Revenue Bonds (c)
Series A
5.00%, due 7/1/45	1,000,000	958,124
Series A
5.00%, due 7/1/46	3,820,000	3,631,660
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	2,200,000	2,161,750
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	820,000	782,533
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (a)	2,000,000	1,686,891
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,150,000	6,890,774
Industrial Development Authority of the County of Pima (The), American Leadership Academy Project, Revenue Bonds (c)
4.00%, due 6/15/51	8,400,000	6,459,043
4.00%, due 6/15/57	1,000,000	738,930
5.625%, due 6/15/45	3,685,000	3,693,613
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	1,045,000	1,032,082
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (c)	530,000	418,726

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Maricopa County Industrial Development Authority, Legacy Traditional Schools Project, Revenue Bonds
Series A
4.00%, due 7/1/56 (c)	$ 1,220,000	$ 938,509
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,012,040
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	8,650,000	7,830,986
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (a)(f)
Series A
5.50%, due 10/1/33 (c)	7,673,000	7,410,377
Series B
5.50%, due 10/1/33	2,000,000	1,931,546
		120,987,001
Arkansas 1.0%
Arkansas Development Finance Authority, Washington Regional Medical Center, Revenue Bonds
4.00%, due 2/1/42	4,390,000	4,065,569
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	635,093
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds (a)(c)
4.50%, due 9/1/49	55,600,000	54,439,383
Series A
4.75%, due 9/1/49	16,950,000	16,825,265
Arkansas Development Finance Authority, United States Steel Corp., Revenue Bonds
5.70%, due 5/1/53 (a)	7,900,000	8,149,701
		84,115,011
California 6.9%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,247,033
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	961,859
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	890,208
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	5,350,000	5,659,083
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (c)	3,500,000	2,332,362
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (c)	28,300,000	23,530,765

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Housing Agency, Annadel Apartments, Revenue Bonds
Series A
5.00%, due 4/1/49 (c)	$ 10,875,000	$ 9,041,585
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (c)	3,895,000	3,031,629
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	7,255,000	7,041,913
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	5,215,000	5,282,712
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	3,060,000	2,911,530
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (c)	3,225,000	2,601,689
California Municipal Finance Authority, Ochard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/51	3,095,000	2,347,365
Insured: BAM
3.00%, due 5/15/54	1,500,000	1,106,561
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (a)
Series A, Insured: AGM
3.25%, due 12/31/32	3,910,000	3,712,287
Series A, Insured: AGM
3.50%, due 12/31/35	2,055,000	1,953,048
Series A, Insured: AGM
4.00%, due 12/31/47	9,380,000	8,992,531
Series A
5.00%, due 12/31/43	5,745,000	5,832,460
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (a)	18,575,000	18,572,160
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,684,939
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
4.375%, due 9/1/53 (a)(b)	3,750,000	3,920,892
California Municipal Finance Authority, William Jessup University, Revenue Bonds (c)
5.00%, due 8/1/28	1,000,000	999,739
5.00%, due 8/1/48	2,675,000	2,374,621
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (c)	2,665,000	2,500,928

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/48	$ 19,250,000	$ 19,849,389
Insured: BAM
5.00%, due 5/15/51	19,275,000	19,805,469
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/49 (c)	2,000,000	1,880,007
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (c)	3,000,000	3,021,345
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds
4.25%, due 7/1/43 (a)(b)(c)	15,000,000	14,996,422
California Public Finance Authority, Enso Village Project, Revenue Bonds (c)
Series B-2
2.375%, due 11/15/28	1,500,000	1,461,732
Series A
5.00%, due 11/15/46	750,000	619,460
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (c)	5,265,000	5,477,372
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
Series B
7.50%, due 7/1/36 (c)	8,840,000	8,963,991
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (c)	675,000	574,290
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds (c)
Series A
4.00%, due 6/1/51	2,910,000	2,292,878
Series A
4.00%, due 6/1/61	1,840,000	1,379,043
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (c)	1,360,000	1,370,198
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (c)	3,000,000	2,819,236
California School Finance Authority, Teach Public Schools, Revenue Bonds
Series A
5.00%, due 6/1/58 (c)	2,000,000	1,826,220
California School Finance Authority, Aspire Public Schools, Revenue Bonds
Series A
5.00%, due 8/1/59 (c)	1,800,000	1,804,564
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	7,200,000	6,336,415

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series 2021A
4.00%, due 9/2/41	$ 1,000,000	$ 907,534
Series A
4.00%, due 9/2/51	995,000	831,895
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,116,458
5.00%, due 1/1/48	7,150,000	7,258,190
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (c)
Series A
5.00%, due 6/1/36	2,250,000	2,262,125
Series A
5.00%, due 6/1/46	2,000,000	1,911,766
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (c)
Series A
5.00%, due 12/1/46	18,170,000	18,150,809
Series A
5.25%, due 12/1/56	3,970,000	3,995,942
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	2,013,509
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	680,691
5.875%, due 11/1/43	435,000	435,209
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (c)	3,185,000	3,189,343
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,085,000	991,959
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (a)	6,000,000	6,378,118
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,545,850
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (c)	1,500,000	997,257
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (c)	5,500,000	3,966,281
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (c)	2,750,000	1,894,317
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (c)	11,100,000	7,692,217

	Principal Amount	Value
Long-Term Municipal Bonds
California
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (c)	$ 10,060,000	$ 7,480,761
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A-2
4.00%, due 10/1/56 (c)	9,100,000	6,818,249
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds, Senior Lien
Series A-2
4.00%, due 6/1/58 (c)	4,750,000	3,543,778
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AGM-CR
3.50%, due 1/15/53	13,265,000	11,783,654
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AGM-CR
4.00%, due 1/15/43	16,904,000	17,146,239
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	27,304,000	26,766,169
Series A, Insured: AGM-CR
4.00%, due 1/15/46	27,795,000	27,950,090
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66 (g)	507,885,000	59,017,050
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	1,335,000	1,232,273
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61 (c)	51,500,000	44,191,527
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	246,450,000	20,977,725
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
4.466%, due 7/1/27	21,900,000	21,534,143
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,510,320
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/42	1,000,000	459,182
Series B, Insured: AGM
(zero coupon), due 8/1/47	1,000,000	355,985
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/56 (a)	11,160,000	10,272,668

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Francisco City & County Redevelopment Agency, Community Facilities District No. 6 Bay Public, Special Tax
Series C
(zero coupon), due 8/1/37	$ 5,015,000	$ 2,315,805
Series C
(zero coupon), due 8/1/38	2,000,000	864,757
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/50	7,300,000	7,313,171
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/47	24,400,000	7,690,685
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,498,437
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/42	8,780,000	4,103,839
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,010,000	2,518,941
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,500,000	3,569,954
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,620,000	4,806,764
		577,949,566
Colorado 2.5%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	1,930,371
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,500,000	2,113,888
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	6,900,000	7,136,874
Series A
5.00%, due 10/1/43	7,025,000	7,208,440
Broadway Park North Metropolitan District No. 2, Limited General Obligation (c)
5.00%, due 12/1/40	1,000,000	968,892
5.00%, due 12/1/49	1,000,000	943,439
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,450,563
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	1,000,000	918,544

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
City & County of Denver, United Airlines, Inc., Project, Revenue Bonds
5.00%, due 10/1/32 (a)	$ 6,800,000	$ 6,799,816
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (c)	9,650,000	8,923,273
Colorado Educational & Cultural Facilities Authority, Northeast Campus Project, Revenue Bonds
Insured: Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,409,740
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (c)	2,600,000	2,166,465
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	2,635,000	2,571,537
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,700,000	4,329,155
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,255,000	5,649,299
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2, Insured: BAM
3.25%, due 8/1/49	11,600,000	9,175,937
Series A-1
4.00%, due 8/1/44	4,750,000	4,563,797
Series A-2
4.00%, due 8/1/49	21,105,000	19,914,509
Series A-2
5.00%, due 8/1/44	11,425,000	11,821,649
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
Series A
5.00%, due 12/1/35	3,500,000	3,524,278
Series A
5.00%, due 12/1/48	6,715,000	6,745,344
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	5,330,000	5,331,927
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,750,000	3,579,309
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,749,374
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,252,684
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	245,000	233,062
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	3,796,102

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	$ 500,000	$ 407,189
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,309,152
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	612,757
Series A
(zero coupon), due 9/1/39	1,800,000	987,802
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	241,975
Series A
(zero coupon), due 9/1/40	3,450,000	1,793,181
Series A
(zero coupon), due 9/1/41	3,925,000	1,941,815
Eagle County Airport Terminal Corp., Revenue Bonds
Series B
5.00%, due 5/1/33 (a)	1,450,000	1,506,940
Evan's Place Metropolitan District, Limited General Obligation
Series A(3)
5.00%, due 12/1/50	2,660,000	2,445,931
Green Gables Metropolitan District No. 2, Limited General Obligation
Series A, Insured: BAM
5.125%, due 12/1/53	675,000	717,687
Series A, Insured: BAM
5.25%, due 12/1/58	575,000	612,382
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series B
5.75%, due 12/15/50	4,115,000	4,074,251
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	9,078,000	7,571,573
Jones District Community Authority Board, Revenue Bonds
Series A
(zero coupon), due 12/1/50 (f)	4,550,000	4,106,768
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A(3)
5.625%, due 12/1/50 (c)	1,485,000	1,416,461
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/39	700,000	687,074
Series A
5.00%, due 12/1/49	1,250,000	1,161,258
North Range Metropolitan District No. 3, Limited General Obligation
Series 2020A-3
5.25%, due 12/1/50	1,000,000	982,755
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/37	2,790,000	2,873,194

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/46	$ 20,600,000	$ 20,479,679
Park Creek Metropolitan District, Senior Ltd., Property, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/45	4,000,000	4,039,112
Raindance Metropolitan District No. 2, Limited General Obligation
Series A
5.00%, due 12/1/49	2,500,000	2,329,017
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	1,980,100
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
4.25%, due 12/1/50	1,250,000	1,091,981
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	744,840
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A
4.125%, due 12/1/51 (c)	17,949,000	13,857,567
		211,180,709
Connecticut 0.4%
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/40	2,000,000	1,962,129
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	1,130,000	1,136,026
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A
0.375%, due 7/1/35 (b)	100,000	98,173
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,550,000	4,689,011
Series N
4.00%, due 7/1/49	4,000,000	2,986,917
Series N
5.00%, due 7/1/31	575,000	580,402
Series N
5.00%, due 7/1/32	575,000	579,584
Series N
5.00%, due 7/1/33	475,000	477,887
Series N
5.00%, due 7/1/34	700,000	702,603
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	938,774

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (c)
Series A-1
4.50%, due 10/1/34	$ 2,350,000	$ 2,054,841
Series A-1
5.00%, due 10/1/39	1,000,000	859,159
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (c)	500,000	489,718
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	3,445,000	3,344,504
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (c)	1,750,000	1,603,067
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (c)	2,235,000	1,826,874
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (a)	5,300,000	4,910,668
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,480,399
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (c)
4.00%, due 4/1/31	700,000	669,007
4.00%, due 4/1/36	1,090,000	975,993
4.00%, due 4/1/41	1,785,000	1,524,965
4.00%, due 4/1/51	1,250,000	974,119
		34,864,820
Delaware 0.6%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,050,000	1,054,395
Series A
5.00%, due 7/1/48	2,735,000	2,712,727
Series A
5.00%, due 7/1/53	4,040,000	3,968,282
Series A
5.00%, due 7/1/58	8,100,000	7,844,990
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
4.00%, due 9/1/51	1,600,000	1,415,359
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.25%, due 11/15/53	4,790,000	4,955,273
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,175,698
4.375%, due 6/1/48	9,300,000	8,874,126

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
5.00%, due 6/1/37	$ 1,000,000	$ 1,021,095
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
Series A
5.00%, due 10/1/45	7,950,000	8,376,650
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
5.00%, due 6/1/48	4,700,000	4,721,239
		47,119,834
District of Columbia 2.1%
District of Columbia, Tobacco Settlement Financing Corp., Asset Backed, Revenue Bonds
Series A
(zero coupon), due 6/15/46	82,000,000	20,035,462
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	1,750,000	1,568,150
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,500,000	1,500,016
5.00%, due 10/1/45	5,055,000	4,848,065
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,376,364
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,504,355
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	4,110,000	3,783,436
District of Columbia, Methodist Home, Revenue Bonds
Series A
5.25%, due 1/1/39	1,015,000	886,152
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	2,547,303
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	98,895,000	92,337,263
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	4,000,000	3,854,261
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AGM
4.00%, due 10/1/53	12,950,000	12,406,184
Metropolitan Washington Airports Authority, Revenue Bonds (a)
Series A
5.00%, due 10/1/32	15,750,000	16,272,594
Series A
5.00%, due 10/1/46	7,795,000	8,300,874
		172,220,479

	Principal Amount	Value
Long-Term Municipal Bonds
Florida 3.2%
Capital Projects Finance Authority, Provident Group - Continuum Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 11/1/53	$ 3,125,000	$ 3,156,581
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	892,634
Series A-1
5.00%, due 1/1/55 (c)	1,750,000	1,388,397
Capital Trust Agency, Inc., Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (c)	2,000,000	1,971,413
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	474,339
4.00%, due 5/1/51	845,000	698,864
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	159,365
4.00%, due 5/1/51	290,000	234,460
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	2,904,526
Series B
5.625%, due 11/15/43	1,500,000	1,500,938
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,155,000	9,899,074
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	503,235
Series A
4.00%, due 9/1/56	4,915,000	3,672,195
City of Tallahassee, Tallahassee Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/40	6,835,000	6,878,598
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	7,900,000	7,289,418
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41	1,110,000	846,781
County of Osceola, Transportation, Revenue Bonds
Series A-1, Insured: AGM-CR
4.00%, due 10/1/54	4,345,000	3,892,293
Series A-1
5.00%, due 10/1/44	11,000,000	11,348,199
Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment
5.625%, due 5/1/43	1,250,000	1,271,048
5.875%, due 5/1/53	1,000,000	1,018,812
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	1,090,000	969,260

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	$ 1,955,000	$ 1,517,444
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	1,430,000	1,138,503
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Revenue Bonds
Series A
4.00%, due 8/15/50	4,865,000	4,255,903
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/52	14,005,000	13,055,023
Series A
5.00%, due 2/1/40	2,600,000	2,570,145
Series A
5.00%, due 2/1/52	6,350,000	5,852,451
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,000,000	838,697
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (c)	4,255,000	4,107,441
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/47	1,700,000	1,702,646
Series A
5.00%, due 6/15/50	3,000,000	2,981,089
Series A
5.00%, due 6/15/52	1,275,000	1,258,754
Series A
5.00%, due 6/15/55	5,550,000	5,432,311
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,515,000	5,679,159
5.00%, due 3/1/47	4,750,000	4,771,672
Florida Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,062,100
5.00%, due 3/1/49	1,630,000	1,213,324
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 8/1/50	40,340,000	38,295,920
Series A
4.00%, due 8/1/55	52,185,000	47,435,346
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	430,000	329,694
4.00%, due 5/1/52	670,000	537,284
Lee Memorial Health System, Revenue Bonds
Series A-1
4.00%, due 4/1/49	4,015,000	3,836,864

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Miami Beach Health Facilities Authority, Mt Sinai Medical Center, Revenue Bonds
Series B
3.00%, due 11/15/51	$ 4,190,000	$ 3,209,338
5.00%, due 11/15/39	2,230,000	2,244,224
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,525,071
Series C
5.00%, due 10/1/40	1,000,000	1,009,692
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	495,000	437,465
3.50%, due 5/1/41	990,000	802,164
4.00%, due 5/1/51	1,885,000	1,505,378
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	288,081
4.125%, due 5/1/52	365,000	299,162
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	420,150
4.00%, due 5/1/51	1,075,000	867,802
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
(zero coupon), due 10/1/36 (f)	3,700,000	4,331,315
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	4,000,000	3,628,040
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (c)	3,030,000	3,038,614
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc., Revenue Bonds
Series A
5.00%, due 1/1/39	1,750,000	1,710,365
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/55	800,000	714,756
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	1,825,000	1,582,252
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,411,246
4.25%, due 5/1/53	3,000,000	2,333,978
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	861,293
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,550,000	12,882,470
Stillwater Community Development District, 2021 Project, Special Assessment (c)
3.00%, due 6/15/31	410,000	368,921
3.50%, due 6/15/41	1,000,000	817,047
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,364,524

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	$ 1,500,000	$ 1,471,714
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	872,513
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (c)	235,000	195,105
Viera Stewardship District, Village 2 Project, Special Assessment
Series 2
5.30%, due 5/1/43	2,340,000	2,370,525
Series 2
5.50%, due 5/1/54	3,000,000	3,032,219
Village Community Development District No. 15, Special Assessment (c)
5.00%, due 5/1/43	1,000,000	1,014,731
5.25%, due 5/1/54	1,800,000	1,829,119
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	1,055,000	914,761
4.25%, due 5/1/52	1,350,000	1,132,140
		269,328,375
Georgia 1.4%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (c)	5,355,000	5,002,493
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/49	9,600,000	9,403,137
Columbia County Hospital Authority, WellStar Health System, Revenue Bonds
Series A
5.75%, due 4/1/53	10,500,000	11,966,099
Development Authority of Cobb County (The), Kennesaw State University, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	85,000	87,476
Series C
5.00%, due 7/15/38	2,305,000	2,313,159
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/36	3,500,000	3,490,237
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	1,097,310
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, First Tier
Series A
4.00%, due 1/1/54	4,750,000	4,179,593
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/54 (c)	4,000,000	3,498,608
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	6,550,000	6,339,260

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Main Street Natural Gas, Inc., Revenue Bonds
Series A
5.00%, due 5/15/38	$ 3,500,000	$ 3,767,368
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	14,150,000	13,704,402
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/49	56,515,000	54,735,286
		119,584,428
Guam 0.4%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,181,961
Series A
5.00%, due 2/1/40	4,825,000	4,878,302
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	230,000	236,776
Series A
5.00%, due 1/1/50	5,890,000	6,104,368
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	4,850,000	4,955,210
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	5,820,000	5,890,296
Series D
5.00%, due 11/15/32	2,000,000	2,044,105
Series D
5.00%, due 11/15/34	4,580,000	4,668,533
Series D
5.00%, due 11/15/35	5,600,000	5,701,173
		35,660,724
Hawaii 0.5%
Kauai County Community Facilities District, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,106,139
5.00%, due 5/15/49	4,250,000	4,268,649
5.00%, due 5/15/51	5,585,000	5,644,644
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds (a)
Insured: AGM-CR
3.50%, due 10/1/49	25,800,000	21,566,744
Series B
4.00%, due 3/1/37	5,000,000	3,485,330

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (c)	$ 1,500,000	$ 1,298,452
State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds (c)
Series A
6.625%, due 7/1/33	2,085,000	2,087,359
Series A
6.875%, due 7/1/43	4,240,000	4,242,653
		44,699,970
Idaho 0.1%
Idaho Health Facilities Authority, St Luke's Health System Project, Revenue Bonds
Series A
3.00%, due 3/1/51	8,750,000	6,369,456
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,000,000	1,009,189
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	4,315,000	3,645,606
		11,024,251
Illinois 10.5%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 12/1/42	7,150,000	7,012,208
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,125,000	4,431,264
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	12,900,000	9,831,193
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	123,945
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	798,351
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	3,750,000	3,585,531
Series A
4.00%, due 12/1/42	2,965,000	2,723,301
Series A
4.00%, due 12/1/43	4,000,000	3,629,790
Series A
4.00%, due 12/1/47	43,945,000	38,364,684
Series A
5.00%, due 12/1/30	3,500,000	3,669,689
Series B
5.00%, due 12/1/31	4,650,000	4,929,756

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series A
5.00%, due 12/1/37	$ 13,405,000	$ 13,895,096
Series A
5.00%, due 12/1/38	5,150,000	5,310,769
Series G
5.00%, due 12/1/44	2,785,000	2,798,736
Series D
5.00%, due 12/1/46	11,100,000	11,127,555
Series A
5.00%, due 12/1/47	30,695,000	30,831,298
Series C
5.25%, due 12/1/39	1,405,000	1,399,960
Series A
7.00%, due 12/1/44	10,975,000	11,462,834
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,314,990
Series H
5.00%, due 12/1/36	1,915,000	1,938,278
Series B
7.00%, due 12/1/42 (c)	9,600,000	10,493,782
Series A
7.00%, due 12/1/46 (c)	3,650,000	3,962,320
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,693,772
5.00%, due 4/1/36	1,270,000	1,326,331
5.00%, due 4/1/46	4,650,000	4,731,207
5.75%, due 4/1/48	5,750,000	6,366,430
6.00%, due 4/1/46	41,400,000	43,254,819
Chicago Board of Education Dedicated Capital Improvement Tax, Dedicated Capital Improvement, Revenue Bonds
Insured: BAM
5.00%, due 4/1/42	3,500,000	3,613,590
Chicago O'Hare International Airport, TRIPS Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (a)	1,500,000	1,539,337
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.50%, due 1/1/53 (a)	4,690,000	5,044,361
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	199,393
City of Chicago, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	3,145,000	3,145,554
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/39	5,650,000	5,868,141
Series A
5.00%, due 1/1/40	3,900,000	4,038,463

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/44	$ 11,150,000	$ 11,417,579
Series A
5.50%, due 1/1/49	17,950,000	18,517,767
Series A
6.00%, due 1/1/38	38,545,000	40,383,716
City of Chicago, Taxable Project, Unlimited General Obligation
Series B
5.50%, due 1/1/31	2,360,000	2,390,818
Series D
5.50%, due 1/1/37	3,500,000	3,533,579
Series A
5.75%, due 1/1/34	3,550,000	3,724,281
City of Galesburg, Knox College Project, Revenue Bonds
Series A
4.00%, due 10/1/46	6,700,000	5,638,615
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (a)	500,000	427,369
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,850,000	12,554,222
4.00%, due 10/1/55	5,365,000	4,712,079
Illinois Finance Authority, Bradley University, Revenue Bonds
Series A
4.00%, due 8/1/51	3,225,000	2,894,534
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,600,000	1,379,421
4.00%, due 11/1/56	750,000	632,224
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,767,812
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds
5.00%, due 9/1/32	1,830,000	1,831,388
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (d)(e)(f)
5.00%, due 2/15/37	7,375,000	1,991,250
5.125%, due 2/15/45	5,715,000	1,543,050
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,650,000	9,750,944
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40	1,265,000	572,413
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,086,804
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	2,988,460

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
Series C
5.00%, due 8/1/49	$ 1,300,000	$ 1,308,486
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	7,985,000	7,703,233
Illinois Finance Authority, Roosevelt University Project, Revenue Bonds
5.50%, due 4/1/32	2,000,000	1,946,058
Illinois Finance Authority, Roosevelt University, Revenue Bonds (c)
Series A
6.00%, due 4/1/38	3,130,000	3,028,328
Series A
6.125%, due 4/1/49	2,355,000	2,234,898
Macon County School District No. 61 Decatur, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 1/1/40	2,500,000	2,509,734
Series C, Insured: AGM
4.00%, due 1/1/45	2,875,000	2,819,182
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AGM-CR
(zero coupon), due 6/15/30	5,675,000	4,580,380
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	37,700,000	27,426,324
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	1,165,000	830,481
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	2,250,000	1,574,104
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,315,000	31,080,444
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	33,795,000	20,496,488
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	6,000,000	3,541,505
Series A
(zero coupon), due 6/15/37	3,000,000	1,752,283
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	29,910,000	17,174,516
Series A, Insured: NATL-RE
(zero coupon), due 6/15/38	14,365,000	8,032,833
Series A
(zero coupon), due 12/15/39	3,500,000	1,798,837
Series A, Insured: AGM-CR NATL-RE
(zero coupon), due 12/15/40	27,700,000	13,931,504
Series B-1, Insured: AGM
(zero coupon), due 6/15/44	13,660,000	5,690,761
Series B-1, Insured: AGM
(zero coupon), due 6/15/47	6,270,000	2,187,363

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B
(zero coupon), due 12/15/50	$ 37,865,000	$ 10,196,041
Series B
(zero coupon), due 12/15/51	57,100,000	14,554,853
Series A, Insured: AGM
(zero coupon), due 12/15/52	6,180,000	1,582,529
Series B, Insured: BAM
(zero coupon), due 12/15/54	56,510,000	13,003,827
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,050,000	10,646,549
Series A, Insured: AGM-CR
(zero coupon), due 12/15/56	22,250,000	4,640,269
Series B, Insured: AGM
(zero coupon), due 12/15/56	10,000,000	2,085,514
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,490,329
Series A
4.00%, due 6/15/50	23,900,000	22,139,806
Series A
4.00%, due 6/15/52	27,500,000	25,226,099
Series B
5.00%, due 6/15/42	1,430,000	1,513,398
Series A
5.00%, due 6/15/50	1,000,000	1,032,618
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	2,012,930
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	32,130,000	14,084,224
Northern Illinois University, Revenue Bonds
Insured: BAM
4.00%, due 10/1/40	1,245,000	1,241,284
Insured: BAM
4.00%, due 10/1/41	1,660,000	1,639,050
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	13,600,000	13,467,660
State of Illinois, Unlimited General Obligation
Series A
4.00%, due 3/1/40	1,360,000	1,351,690
Series C
4.00%, due 10/1/40	1,500,000	1,490,576
Insured: BAM
4.00%, due 6/1/41	27,720,000	27,309,788
Series C
4.00%, due 10/1/41	7,550,000	7,436,758

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Series C
4.00%, due 10/1/42	$ 8,650,000	$ 8,455,168
Series C
4.25%, due 10/1/45	23,200,000	22,944,700
Series A
4.50%, due 12/1/41	6,425,000	6,510,616
Series A
5.00%, due 12/1/27	2,315,000	2,472,339
Series B
5.00%, due 12/1/27	8,915,000	9,520,907
5.00%, due 2/1/28	2,700,000	2,844,605
Series C
5.00%, due 11/1/29	14,135,000	15,096,839
Series A
5.00%, due 12/1/31	1,485,000	1,580,808
Series A
5.00%, due 12/1/39	2,400,000	2,491,706
Series A
5.00%, due 5/1/40	2,000,000	2,085,841
5.75%, due 5/1/45	16,820,000	18,540,405
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	19,300,000	19,012,009
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/43	1,600,000	1,629,867
5.00%, due 12/1/48	13,055,000	13,181,075
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	93,783
Series A
5.50%, due 12/1/43	1,545,000	1,527,680
Series A
5.50%, due 12/1/43	1,260,000	1,245,875
Series A
5.625%, due 12/1/41	3,940,000	3,949,944
Series A
5.75%, due 12/1/35	2,705,000	2,740,684
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	400,000	393,334
Insured: NATL-RE
4.45%, due 12/1/28	430,000	420,376
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,197
Insured: NATL-RE
4.50%, due 12/1/32	520,000	507,246

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.50%, due 12/1/34	$ 575,000	$ 575,350
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,610,000	1,614,328
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/46	3,600,000	3,154,523
Series B
5.00%, due 10/1/36	1,000,000	1,007,827
Series B
5.00%, due 10/1/39	1,275,000	1,280,225
		872,341,844
Indiana 0.7%
City of Mount Vernon, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (a)(b)	7,750,000	7,902,238
City of Valparaiso, Pratt Paper LLC Project, Revenue Bonds
7.00%, due 1/1/44 (a)	5,200,000	5,212,141
County of Warrick, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (a)(b)	7,350,000	7,494,380
Gary Chicago International Airport Authority, Revenue Bonds (a)
5.00%, due 2/1/29	1,170,000	1,174,639
5.25%, due 2/1/34	750,000	753,409
Indiana Finance Authority, Marian University, Inc., Revenue Bonds
Series A
4.00%, due 9/15/44	1,090,000	950,025
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,022,386
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/48	4,650,000	4,539,884
Series A
5.00%, due 11/15/53	4,100,000	3,922,366
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (a)	1,250,000	1,398,115
Terre Haute Sanitary District, Revenue Bonds
5.25%, due 9/28/28	20,250,000	20,303,928
Town of Upland, Taylor University Project, Revenue Bonds
4.00%, due 9/1/46	3,000,000	2,805,111
		58,478,622
Iowa 1.1%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	890,000	828,454

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	$ 2,930,000	$ 2,712,245
City of Coralville, Revenue Bonds
Series C
5.00%, due 5/1/42	6,900,000	6,834,970
Iowa Finance Authority, Iowa Fertilizer Co. Project, Revenue Bonds
5.00%, due 12/1/50	15,235,000	15,953,789
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	13,850,000	12,675,657
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	230,200,000	31,129,693
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	8,905,000	8,363,833
Series B-1, Class 2
4.00%, due 6/1/49	3,820,000	3,857,179
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B
3.00%, due 9/1/61	8,700,000	6,130,041
		88,485,861
Kansas 0.3%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	792,060
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (c)	51,985,000	21,472,602
		22,264,662
Kentucky 0.9%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,430,000	4,244,168
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,555,000	3,624,581
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(c)
Series A
4.45%, due 1/1/42	7,950,000	7,738,997
Series B
4.45%, due 1/1/42	8,950,000	8,712,455
Series A
4.70%, due 1/1/52	12,155,000	11,750,945
Series B
4.70%, due 1/1/52	4,350,000	4,205,398

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/45	$ 13,500,000	$ 13,617,114
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	20,335,000	18,606,502
		72,500,160
Louisiana 0.1%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	1,475,000	1,342,522
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (c)	2,500,000	2,108,368
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	4,700,000	4,745,859
		8,196,749
Maine 0.0% ‡
City of Portland, General Airport, Green Bond, Revenue Bonds
4.00%, due 1/1/40	1,150,000	1,145,156
Maryland 1.1%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	4,000,000	3,744,401
County of Frederick, Oakdale Lake Linganore Project, Tax Allocation
3.75%, due 7/1/39	1,410,000	1,269,170
County of Frederick, Technology Park Project TIF Development District, Tax Allocation
Series B
4.625%, due 7/1/43 (c)	10,830,000	10,638,650
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds (c)
Series A
5.00%, due 9/1/37	3,000,000	2,982,347
Series A
5.00%, due 9/1/45	4,145,000	3,899,795
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	6,750,000	5,757,764
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds
Series B
5.25%, due 6/30/47 (a)	34,650,000	35,820,397
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc., Revenue Bonds
Series A
4.00%, due 6/1/46	750,000	660,117
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Revenue Bonds
Series B
4.00%, due 1/1/51	20,110,000	17,405,292

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/55	$ 900,000	$ 756,213
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,031,484
Series A
5.00%, due 7/1/48	3,000,000	3,022,300
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds
5.00%, due 7/1/45	4,000,000	4,029,030
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (c)
Series A
5.125%, due 7/1/37	1,260,000	1,243,718
Series A
5.375%, due 7/1/52	1,530,000	1,458,282
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	1,000,000	1,005,494
		94,724,454
Massachusetts 0.9%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AGM
4.00%, due 10/1/45	2,150,000	2,070,528
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/46	1,500,000	1,427,221
Series C
4.00%, due 11/1/51	20,000	18,378
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (c)
5.00%, due 11/15/33	3,000,000	3,155,157
5.125%, due 11/15/46	5,600,000	5,788,436
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (c)
Series G
5.00%, due 7/15/35	270,000	277,912
Series G
5.00%, due 7/15/36	235,000	240,555
Series G
5.00%, due 7/15/46	1,100,000	1,067,153
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources II, Inc., Revenue Bonds
5.00%, due 10/1/38	1,215,000	1,216,419
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,700,000	2,732,257
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/41 (c)	3,875,000	3,395,022
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	1,963,040
5.00%, due 10/1/48	7,650,000	7,417,501
5.00%, due 10/1/54	15,400,000	14,657,728

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series L
5.00%, due 7/1/44	$ 8,105,000	$ 8,237,951
Series I
5.00%, due 7/1/46	2,000,000	2,026,330
Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
5.00%, due 9/1/45	1,175,000	1,154,647
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,040,000	10,041,793
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (a)
Series B
2.00%, due 7/1/37	3,140,000	2,743,195
Series C
3.00%, due 7/1/51	7,305,000	5,115,982
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
3.00%, due 7/1/35 (a)	490,000	485,392
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/40	4,030,000	3,097,716
		78,330,313
Michigan 2.9%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,260,000	3,258,689
5.00%, due 2/15/47	3,000,000	2,885,885
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	940,000	940,169
5.125%, due 11/1/35	605,000	605,114
City of Detroit, Unlimited General Obligation
Insured: AMBAC
4.60%, due 4/1/24	20,150	20,086
5.00%, due 4/1/27	850,000	881,750
5.00%, due 4/1/31	1,000,000	1,043,018
5.00%, due 4/1/33	1,200,000	1,251,050
5.00%, due 4/1/35	1,000,000	1,039,973
5.00%, due 4/1/37	1,100,000	1,134,999
5.00%, due 4/1/38	850,000	873,434
Insured: AMBAC
5.25%, due 4/1/24	45,725	45,627
5.50%, due 4/1/45	1,100,000	1,158,364
5.50%, due 4/1/50	6,240,000	6,506,381
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,017
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,745,000	1,663,326
4.00%, due 7/1/41	3,600,000	2,985,536

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.00%, due 7/1/46	$ 3,000,000	$ 3,071,869
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/41	2,085,000	1,951,767
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,300,000	11,810,321
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65	287,185,000	31,877,478
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,470,000	4,151,975
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,650,000	6,449,361
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
Series A
4.00%, due 11/15/50	4,945,000	4,561,667
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds
Series C
5.00%, due 7/1/34	1,000,000	1,015,874
Series C
5.00%, due 7/1/35	2,000,000	2,029,267
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D-4
5.00%, due 7/1/34	1,000,000	1,006,377
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,000,593
5.00%, due 12/1/40	1,700,000	1,700,363
5.00%, due 12/1/45	4,400,000	4,400,129
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,561,602
5.25%, due 2/1/32	3,350,000	3,422,781
Michigan Finance Authority, Local Government Loan Program, Public Lightning Local Project, Revenue Bonds
Series B
5.00%, due 7/1/44	4,000,000	4,008,052
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,609,707
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,025,000	923,951
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,560,854
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (c)	1,955,000	1,514,865
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	297,430

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	$ 1,765,000	$ 1,636,942
5.00%, due 11/15/43	2,220,000	2,041,782
Michigan Strategic Fund, State of Michigan Department of Transportation, Revenue Bonds
5.00%, due 6/30/48 (a)	18,680,000	19,085,081
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	281,605,000	36,839,988
Series B
(zero coupon), due 6/1/52	23,170,000	2,957,224
Series C
(zero coupon), due 6/1/58	407,380,000	17,659,149
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	717,902
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/49	31,180,000	36,125,825
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,421,848
		237,715,442
Minnesota 1.0%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	4,000,000	2,779,354
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.25%, due 8/1/43	300,000	296,753
Series A
5.375%, due 8/1/50	1,250,000	1,216,443
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,250,000	3,014,656
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	1,400,000	1,068,669
Series A
4.00%, due 7/1/56	1,080,000	802,331
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (c)	3,785,000	3,558,965
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	925,000	744,548
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,350,000	15,557,517
Series A
5.25%, due 2/15/53	22,465,000	23,123,202

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.25%, due 2/15/58	$ 16,165,000	$ 16,633,851
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,147,983
Series B
5.25%, due 6/15/47	3,000,000	3,082,112
Series B
5.25%, due 6/15/52	4,750,000	4,825,265
Duluth Economic Development Authority, Cambia Hills of Bethel Project, Revenue Bonds
5.625%, due 12/1/55 (d)(e)(g)	3,550,837	3,551
		80,855,200
Mississippi 0.1%
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	6,700,000	4,287,938
Missouri 0.7%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	2,690,000	2,566,786
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/41	530,000	528,865
4.00%, due 3/1/46	1,695,000	1,631,921
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (c)	3,045,000	2,838,920
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	3,131,762
Series A
5.00%, due 6/15/45	3,270,000	3,337,263
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,224,196
Health & Educational Facilities Authority of the State of Missouri, AT Still University of Health Sciences, Revenue Bonds
Series A
4.00%, due 10/1/43	1,125,000	1,117,159
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,832,902
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	6,915,000	6,644,511
5.00%, due 12/1/52	4,400,000	4,745,665
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	1,850,000	2,084,481
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/57 (a)	2,400,000	2,207,442

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (c)	$ 4,700,000	$ 4,368,823
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	720,000	670,159
6.00%, due 5/1/42	2,800,000	2,607,411
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	6,270,254
Springfield School District No. R-12, Unlimited General Obligation
2.25%, due 3/1/40	2,000,000	1,511,654
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,629,557
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	2,000,000	2,043,396
		54,993,127
Montana 0.2%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	9,750,000	9,894,986
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (c)
Series A
4.00%, due 10/15/41	500,000	417,624
Series A
4.00%, due 10/15/46	2,500,000	1,960,409
Series A
4.00%, due 10/15/51	3,750,000	2,814,198
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,465,000	5,539,028
		20,626,245
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	2,500,000	1,809,859
Nevada 0.3%
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (c)	14,000,000	1,864,601
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,500,000	2,402,880

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (c)	$ 9,000,000	$ 938,423
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	2,790,721
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds
Series A
5.00%, due 12/15/48 (c)	4,215,000	3,888,022
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/30	2,755,000	2,924,908
5.00%, due 7/1/34	2,000,000	2,117,758
5.00%, due 7/1/45	5,050,000	5,120,743
		22,048,056
New Hampshire 0.2%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: BAM
(zero coupon), due 1/1/26	1,995,000	1,814,091
Series B, Insured: BAM
(zero coupon), due 1/1/27	2,380,000	2,053,471
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/41	3,175,000	2,639,446
4.00%, due 1/1/51	4,600,000	3,463,399
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds (c)
5.00%, due 7/1/51	2,000,000	1,594,668
5.00%, due 7/1/56	910,000	709,270
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (c)	1,500,000	1,360,724
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	1,800,000	1,795,037
		15,430,106
New Jersey 3.6%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (c)	2,000,000	2,004,876
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/50 (c)	2,450,000	2,150,364
4.00%, due 6/15/51	1,100,000	990,640
4.00%, due 7/15/60 (c)	8,155,000	6,869,391
Series A
4.00%, due 8/1/60 (c)	3,755,000	3,162,849
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/36	5,200,000	5,710,989
Series LLL
5.00%, due 6/15/44	1,000,000	1,060,652

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/49	$ 6,790,000	$ 7,111,019
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
5.00%, due 11/1/36	3,500,000	3,828,475
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	2,650,000	2,624,363
Series A
5.00%, due 7/1/47	3,095,000	2,888,617
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	8,860,000	9,242,357
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/47 (a)	15,905,000	16,041,572
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	11,985,000	11,237,959
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (a)
5.125%, due 1/1/34	3,000,000	3,001,496
Insured: AGM
5.125%, due 7/1/42	1,705,000	1,705,105
5.375%, due 1/1/43	12,105,000	12,141,326
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (a)	10,335,000	10,443,842
New Jersey Economic Development Authority, NYNJ Link Borrower LLC, Revenue Bonds
5.625%, due 1/1/52 (a)	16,695,000	16,715,253
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,057,168
New Jersey Educational Facilities Authority, St Elizabeth University, Revenue Bonds
Series D
5.00%, due 7/1/46	2,190,000	1,981,853
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
4.00%, due 6/15/38	10,350,000	10,608,326
Series AA
4.00%, due 6/15/40	11,250,000	11,394,101
Series A
4.00%, due 6/15/41	3,000,000	3,024,704
Series BB
4.00%, due 6/15/41	3,750,000	3,779,294
Series BB
4.00%, due 6/15/44	14,890,000	14,816,976
Series AA
4.00%, due 6/15/45	40,170,000	39,920,777

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
4.00%, due 6/15/46	$ 6,140,000	$ 6,061,662
Series AA
4.00%, due 6/15/50	7,110,000	6,891,938
Series BB
4.00%, due 6/15/50	20,805,000	20,134,636
Series AA
4.25%, due 6/15/44	2,055,000	2,089,062
Series AA
5.00%, due 6/15/50	6,910,000	7,332,632
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (a)	24,010,000	24,459,431
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 11/1/50	10,900,000	10,631,499
Series A
5.00%, due 11/1/39	500,000	502,445
Series A, Insured: BAM
5.00%, due 11/1/45	10,150,000	10,779,339
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	5,125,000	5,224,495
		300,621,483
New York 8.9%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 7/15/43	2,135,000	1,678,305
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(c)	1,500,000	1,507,384
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (c)	1,225,000	1,220,401
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds (c)
Series A
5.00%, due 12/1/51	1,000,000	854,487
Series A
5.00%, due 12/1/55	1,080,000	908,494
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	6,600,000	6,769,495
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	37,500,000	7,888,552

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	$ 6,750,000	$ 7,107,627
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	4,370,000	4,211,690
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,075,000	1,612,217
Series A
4.00%, due 11/1/47	1,530,000	1,112,130
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,350,000	30,404,051
Series E
4.00%, due 11/15/45	23,375,000	22,678,259
Series A-1
4.00%, due 11/15/46	21,195,000	20,459,413
Series A-1
4.00%, due 11/15/46	11,050,000	10,666,502
Series A-3, Insured: AGM
4.00%, due 11/15/46	2,930,000	2,911,575
Series A-1
4.00%, due 11/15/48	6,440,000	6,149,229
Series A-1
4.00%, due 11/15/49	35,565,000	33,792,636
Series A-1, Insured: AGM
4.00%, due 11/15/50	8,550,000	8,416,811
Series A-1
4.00%, due 11/15/50	800,000	757,128
Series D
4.00%, due 11/15/50	7,730,000	7,312,281
Series A-1
4.00%, due 11/15/51	10,290,000	9,711,960
Series A-1
4.00%, due 11/15/52	3,340,000	3,142,904
Series A-2
5.00%, due 11/15/27	3,150,000	3,293,770
Series B
5.00%, due 11/15/28	1,190,000	1,298,907
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	2,000,000	1,983,387
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	2,055,000	2,148,793
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,000,000	825,037

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Nassau County Tobacco Settlement Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	$ 2,075,000	$ 1,968,087
Series A-3
5.125%, due 6/1/46	12,605,000	11,969,404
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	12,365,000	9,763,321
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 3/1/49	1,750,000	1,351,668
Series A, Insured: AGM-CR
3.00%, due 3/1/49	17,600,000	13,593,918
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/49	49,060,000	48,562,375
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,222,965
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	1,071,541
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,600,000	11,325,528
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	3,750,000	2,868,790
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.125%, due 9/15/50	21,530,000	16,949,460
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (c)	72,180,000	72,262,762
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/37	3,250,000	3,230,899
Series A
4.00%, due 8/1/38	1,750,000	1,712,877
Series A
4.00%, due 9/1/50	6,700,000	5,952,066
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	4,240,000	4,090,678
Series A
4.00%, due 7/1/53	4,310,000	4,196,761
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/30 (c)	2,200,000	2,151,709

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	$ 8,500,000	$ 6,877,758
Series A-1
3.00%, due 3/15/51	33,195,000	26,023,629
Series A-1
4.00%, due 3/15/53	14,875,000	14,748,208
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B
4.00%, due 1/1/50	10,135,000	9,830,871
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	9,700,000	7,740,763
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,150,000	6,176,302
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds
4.00%, due 4/30/53 (a)	4,870,000	4,087,683
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (a)
4.375%, due 10/1/45	75,465,000	73,830,904
5.00%, due 10/1/35	6,110,000	6,413,885
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (a)
5.00%, due 12/1/34	9,750,000	10,714,066
5.00%, due 12/1/36	5,000,000	5,419,470
5.00%, due 12/1/38	9,750,000	10,412,818
5.00%, due 12/1/39	13,805,000	14,707,844
5.00%, due 12/1/40	4,135,000	4,371,763
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (a)
Insured: AGM-CR
5.00%, due 12/1/40	17,260,000	18,752,115
5.00%, due 12/1/42	3,375,000	3,536,964
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/41	17,960,000	17,969,900
Series A
5.00%, due 7/1/46	12,125,000	12,126,543
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (a)
Insured: AGM
5.125%, due 6/30/60	12,000,000	12,562,894
5.375%, due 6/30/60	10,000,000	10,471,133
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (a)
5.25%, due 8/1/31	3,750,000	3,945,606
5.375%, due 8/1/36	3,445,000	3,589,902
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/40	3,755,000	3,144,000

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/44	$ 6,450,000	$ 5,094,496
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,430,071
Port Authority of New York & New Jersey, Revenue Bonds (a)
Series 223
4.00%, due 7/15/46	9,520,000	9,177,303
Series 236
5.00%, due 1/15/52	4,285,000	4,507,505
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (a)	2,455,000	2,391,063
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	1,500,000	1,503,536
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (c)	13,000,000	2,306,485
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	815,000	658,003
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	60,995,000	7,029,460
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	915,000	901,154
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	5,205,000	5,212,935
		744,735,266
North Carolina 0.6%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	2,300,000	1,955,972
4.00%, due 9/1/51	1,405,000	1,100,910
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	3,040,000	2,336,023
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	3,350,000	3,353,389
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
3.00%, due 1/1/42	2,320,000	1,976,363
Insured: AGM
5.00%, due 1/1/49	4,750,000	5,014,445

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM-CR
5.00%, due 1/1/49	$ 23,700,000	$ 25,019,441
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	2,745,000	2,787,552
Series A
5.00%, due 7/1/54	6,755,000	6,850,250
		50,394,345
North Dakota 0.5%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AGM-CR
4.00%, due 12/1/46	3,955,000	3,675,897
Series A, Insured: AGM
5.00%, due 12/1/48	2,950,000	3,145,102
Series A, Insured: AGM
5.00%, due 12/1/53	2,800,000	2,960,789
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,100,000	9,366,621
County of Ward, Trinity Health, Revenue Bonds
Series C
5.00%, due 6/1/48	26,890,000	22,647,210
Series C
5.00%, due 6/1/53	725,000	589,090
		42,384,709
Ohio 4.4%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	29,875,000	30,275,952
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	5,185,000	4,796,509
Series B-2, Class 2
5.00%, due 6/1/55	180,425,000	170,604,124
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,270,000	12,092,157
Series A
5.50%, due 8/1/52	1,000,000	1,060,191
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,905,000	4,959,288
Series A
5.00%, due 12/1/47	1,435,000	1,438,997
Cleveland-Cuyahoga County Port Authority, Starwood Wasserman University Heights Holding LLC, Revenue Bonds (d)(e)(g)
Series A
7.00%, due 12/1/18	710,000	184,600

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Cleveland-Cuyahoga County Port Authority, Starwood Wasserman University Heights Holding LLC, Revenue Bonds (d)(e)(g)
Series A
7.35%, due 12/1/31	$ 6,000,000	$ 1,560,000
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,410,855
5.00%, due 2/15/37	5,050,000	5,124,497
5.00%, due 2/15/52	7,785,000	7,788,109
5.25%, due 2/15/47	3,715,000	3,748,338
5.50%, due 2/15/57	32,555,000	32,956,035
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	4,660,000	4,734,619
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,035,534
5.00%, due 1/1/46	2,090,000	1,957,760
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	2,996,836
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,250,000	3,934,320
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(c)	2,450,000	2,335,918
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	4,700,000	3,492,265
5.00%, due 11/1/44	750,000	691,217
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,599,972
5.00%, due 3/1/44	9,260,000	8,536,758
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	913,323
5.50%, due 12/1/53	1,215,000	1,129,411
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,000,000	7,654,587
Series A, Insured: BAM
4.00%, due 1/15/50	33,060,000	31,911,595
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,150,000	4,855,020
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,389,719
Series A
5.00%, due 7/1/39	2,000,000	1,962,286
Series A
5.00%, due 7/1/46	9,440,000	8,978,826
		368,109,618
Oklahoma 0.1%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/45	2,500,000	2,138,659

	Principal Amount	Value
Long-Term Municipal Bonds
Oklahoma
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
5.00%, due 9/1/37	$ 3,500,000	$ 3,523,698
Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. Cross Village Student Housing Project, Revenue Bonds (d)(e)
Series A
5.00%, due 8/1/47	6,525,171	10,440
Series A
5.25%, due 8/1/57	8,192,966	13,109
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (c)	1,500,000	1,439,746
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,233,926
		8,359,578
Oregon 0.1%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	736,888
County of Yamhill, George Fox University Project, Revenue Bonds
4.00%, due 12/1/51	3,150,000	2,893,034
Oregon State Facilities Authority, Samaritan Health, Revenue Bonds
Series A
5.00%, due 10/1/46	2,280,000	2,300,356
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (c)	1,560,000	1,433,592
		7,363,870
Pennsylvania 3.8%
Allegheny County Airport Authority, Revenue Bonds (a)
Series A, Insured: AGM
4.00%, due 1/1/46	7,970,000	7,723,646
Series A
4.00%, due 1/1/56	7,500,000	6,836,605
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 4/1/44	15,900,000	15,632,476
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (c)	1,895,000	1,548,098
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	2,850,000	2,852,702
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (c)
5.00%, due 5/1/42	14,750,000	14,807,397
5.00%, due 5/1/42	6,465,000	6,486,508
5.125%, due 5/1/32	4,250,000	4,280,994
5.25%, due 5/1/42	1,110,000	1,124,329
5.375%, due 5/1/42	4,225,000	4,185,661

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
5.00%, due 5/1/42	$ 3,500,000	$ 3,597,559
6.00%, due 5/1/42 (c)	4,350,000	4,558,718
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/46	2,900,000	2,278,118
4.00%, due 7/1/51	7,200,000	5,403,188
5.00%, due 7/1/40	655,000	573,140
5.00%, due 7/1/41	2,500,000	2,160,746
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT5
4.00%, due 4/1/46	2,035,000	1,679,039
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,230,454
5.75%, due 10/1/38	3,200,000	3,190,304
5.75%, due 10/1/43	2,290,000	2,229,357
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
5.00%, due 10/1/39	1,575,000	1,533,413
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (c)	760,000	730,505
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (c)
5.00%, due 9/15/27	705,000	700,770
5.00%, due 9/15/28	740,000	734,182
5.00%, due 9/15/29	150,000	148,330
5.00%, due 9/15/37	640,000	671,238
5.00%, due 9/15/37	2,755,000	2,603,793
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	150,000	151,130
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
4.00%, due 7/1/49	1,660,000	1,576,839
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	215,329
Series A
5.00%, due 1/1/39	290,000	292,879
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (c)
5.00%, due 10/15/34	5,535,000	4,812,241
5.125%, due 10/15/41	4,650,000	3,634,064
5.875%, due 10/15/40	3,700,000	3,195,338
6.25%, due 10/15/53	9,150,000	7,576,408
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,215,000	1,234,396
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	333,466
5.00%, due 12/1/49	1,020,000	832,903

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (c)
Series A
6.00%, due 7/15/38	$ 2,795,000	$ 2,861,608
Series A
6.50%, due 7/15/48	4,150,000	4,257,511
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO2
5.00%, due 5/1/46	3,955,000	3,935,087
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	3,000,000	2,914,340
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/44	1,550,000	1,421,219
4.00%, due 12/1/49	1,900,000	1,672,399
5.00%, due 12/1/49	3,940,000	3,979,278
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/51	2,750,000	2,056,204
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
4.00%, due 9/1/44	3,000,000	2,908,367
4.00%, due 9/1/49	4,750,000	4,500,844
Insured: AGM-CR
4.00%, due 9/1/49	15,610,000	15,225,218
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	3,188,447
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,530,000	4,664,917
New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds
Series PP-1
5.25%, due 5/1/46	940,000	930,514
Northeastern Pennsylvania Hospital and Education Authority, King's College Project, Revenue Bonds
5.00%, due 5/1/44	1,000,000	974,418
5.00%, due 5/1/49	1,350,000	1,276,826
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (b)	9,250,000	8,462,381
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	3,905,362
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (a)
Insured: AGM
5.00%, due 12/31/57	7,900,000	8,377,368
5.25%, due 6/30/53	8,395,000	8,922,517
5.75%, due 6/30/48	6,560,000	7,304,126
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/46	6,770,000	6,690,626
Series A
4.00%, due 12/1/50	7,650,000	7,426,956

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, Insured: BAM
4.00%, due 12/1/50	$ 46,265,000	$ 46,100,394
Philadelphia Authority for Industrial Development, Mariana Bracetti Academy Charter School, Revenue Bonds
Series B
4.875%, due 12/15/35 (c)	6,215,000	5,923,715
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,113,609
Series A
5.00%, due 5/1/50	3,130,000	3,061,233
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	600,000	608,773
Series A
5.00%, due 8/1/50	1,050,000	1,034,370
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (c)
5.00%, due 3/15/45	300,000	327,728
5.00%, due 3/15/45	4,875,000	4,060,572
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (c)	1,700,000	1,649,026
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (c)
Series A
5.125%, due 6/1/38	2,000,000	1,929,988
Series A
5.25%, due 6/1/48	3,085,000	2,884,020
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	2,200,000	2,200,574
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School, Revenue Bonds
Series A
7.25%, due 6/15/43	4,150,000	4,195,140
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	6,425,000	6,433,936
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	954,718
5.00%, due 6/1/46	4,625,000	4,070,003
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,063,900
		319,824,495
Puerto Rico 9.3%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	43,900,000	8,217,803

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 5/15/57	$ 97,900,000	$ 6,218,128
5.50%, due 5/15/39	1,270,000	1,273,946
5.625%, due 5/15/43	36,560,000	37,032,582
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,422,270	16,839,121
Series A-1
4.00%, due 7/1/33	9,350,206	9,092,281
Series A-1
4.00%, due 7/1/35	53,687,833	51,356,654
Series A-1
4.00%, due 7/1/37	33,727,084	31,716,990
Series A-1
4.00%, due 7/1/41	19,323,126	17,683,025
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	91,567,582	50,820,008
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	98,693,447	92,771,840
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (c)
Series C
3.50%, due 7/1/26	14,625,000	14,022,563
Series A
5.00%, due 7/1/27	345,000	353,130
Series 2020A
5.00%, due 7/1/30	4,135,000	4,269,850
Series 2020A
5.00%, due 7/1/35	15,960,000	16,390,751
Series A
5.00%, due 7/1/37	5,750,000	5,884,563
Series A
5.00%, due 7/1/47	123,655,000	124,255,691
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (c)
Series B
5.00%, due 7/1/33	5,300,000	5,495,722
Series B
5.00%, due 7/1/37	20,695,000	21,130,998
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
3.30%, due 7/1/19 (d)(e)(g)	1,015,000	312,113
Series ZZ
4.25%, due 7/1/20 (d)(e)(g)	1,355,000	416,662
Series CCC
4.25%, due 7/1/23 (d)(e)	1,150,000	353,625
Series UU, Insured: AGM
4.266%, due 7/1/29	4,640,000	4,344,663

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series CCC
4.375%, due 7/1/22 (d)(e)(g)	$ 115,000	$ 35,363
Series CCC
4.60%, due 7/1/24 (d)(e)	200,000	62,000
Series CCC
4.625%, due 7/1/25 (d)(e)	1,085,000	336,350
Series XX
4.75%, due 7/1/26 (d)(e)	320,000	99,200
Series ZZ
4.75%, due 7/1/27 (d)(e)	405,000	125,550
Series A
4.80%, due 7/1/29 (d)(e)	690,000	213,900
Series DDD
5.00%, due 7/1/20 (d)(e)(g)	3,250,000	999,375
Series TT
5.00%, due 7/1/20 (d)(e)(g)	2,195,000	674,962
Series CCC
5.00%, due 7/1/21 (d)(e)(g)	470,000	144,525
Series DDD
5.00%, due 7/1/21 (d)(e)(g)	275,000	84,563
Series TT
5.00%, due 7/1/21 (d)(e)(g)	1,215,000	373,613
Series TT
5.00%, due 7/1/23 (d)(e)	365,000	112,238
Series CCC
5.00%, due 7/1/24 (d)(e)	1,845,000	571,950
Series RR, Insured: NATL-RE
5.00%, due 7/1/24	115,000	115,029
Series TT
5.00%, due 7/1/24 (d)(e)	450,000	139,500
Series CCC
5.00%, due 7/1/25 (d)(e)	575,000	178,250
Series SS, Insured: NATL-RE
5.00%, due 7/1/25	770,000	766,929
Series TT
5.00%, due 7/1/25 (d)(e)	1,030,000	319,300
Series TT
5.00%, due 7/1/26 (d)(e)	1,050,000	325,500
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	150,000	149,988
Series TT
5.00%, due 7/1/27 (d)(e)	1,250,000	387,500
Series WW
5.00%, due 7/1/28 (d)(e)	380,000	117,800
Series TT
5.00%, due 7/1/32 (d)(e)	9,320,000	2,889,200

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series A
5.00%, due 7/1/42 (d)(e)	$ 8,755,000	$ 2,714,050
Series A
5.05%, due 7/1/42 (d)(e)	825,000	255,750
Series ZZ
5.25%, due 7/1/20 (d)(e)(g)	225,000	69,188
Series ZZ
5.25%, due 7/1/23 (d)(e)	620,000	190,650
Series AAA
5.25%, due 7/1/24 (d)(e)	3,000,000	930,000
Series WW
5.25%, due 7/1/25 (d)(e)	1,605,000	497,550
Series AAA
5.25%, due 7/1/26 (d)(e)	110,000	34,100
Series ZZ
5.25%, due 7/1/26 (d)(e)	3,520,000	1,091,200
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	622,992
Series AAA
5.25%, due 7/1/30 (d)(e)	985,000	305,350
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,804,502
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	341,429
Series WW
5.25%, due 7/1/33 (d)(e)	8,310,000	2,576,100
Series XX
5.25%, due 7/1/35 (d)(e)	2,265,000	702,150
Series XX
5.25%, due 7/1/40 (d)(e)	18,055,000	5,597,050
Series BBB
5.40%, due 7/1/28 (d)(e)	9,615,000	2,812,387
Series WW
5.50%, due 7/1/38 (d)(e)	11,595,000	3,492,994
Series XX
5.75%, due 7/1/36 (d)(e)	4,055,000	1,257,050
Series A
6.75%, due 7/1/36 (d)(e)	11,550,000	3,580,500
Series A
7.00%, due 7/1/33 (d)(e)	1,500,000	465,000
Series A
7.00%, due 7/1/43 (d)(e)	4,750,000	1,472,500
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (d)(e)
Series EEE
5.95%, due 7/1/30	25,585,000	7,483,612
Series EEE
6.05%, due 7/1/32	12,265,000	3,587,512

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (d)(e)
Series YY
6.125%, due 7/1/40	$ 44,950,000	$ 13,147,875
Series EEE
6.25%, due 7/1/40	10,165,000	2,973,262
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	1,705,000	1,716,833
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	1,842,000	1,380,627
Series A-1
(zero coupon), due 7/1/46	150,656,000	46,995,859
Series A-1
(zero coupon), due 7/1/51	40,375,000	9,312,147
(zero coupon), due 8/1/54	516,302	101,063
Series A-2
4.329%, due 7/1/40	20,500,000	20,423,180
Series A-1
4.50%, due 7/1/34	725,000	729,912
Series A-1
4.75%, due 7/1/53	8,900,000	8,742,200
Series A-2
4.784%, due 7/1/58	19,809,000	19,444,037
Series A-1
5.00%, due 7/1/58	74,079,000	74,318,927
		772,644,832
Rhode Island 0.3%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/24	1,735,000	1,696,575
Series A, Insured: AGC
(zero coupon), due 9/1/26	685,000	624,021
Series A, Insured: AGC
(zero coupon), due 9/1/29	1,835,000	1,513,476
Series A, Insured: AGC
(zero coupon), due 9/1/30	1,835,000	1,459,021
Series A, Insured: AGC
(zero coupon), due 9/1/32	1,500,000	1,106,387
Series A, Insured: AGC
(zero coupon), due 9/1/34	1,000,000	687,148
Series A, Insured: AGC
(zero coupon), due 9/1/35	360,000	237,285
Series A, Insured: AGC
(zero coupon), due 9/1/36	470,000	294,955

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	$ 78,620,000	$ 14,086,974
		21,705,842
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	868,072
Series A
5.00%, due 4/1/54	3,000,000	2,771,851
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (c)	3,530,000	2,333,374
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
Series A
5.00%, due 11/15/54	1,000,000	863,994
5.25%, due 11/15/47	5,025,000	4,688,726
5.25%, due 11/15/52	1,625,000	1,481,483
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,710,000	5,652,938
Series B, Insured: BAM
4.00%, due 12/1/48	20,839,000	20,444,443
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,663,738
Series B, Insured: BAM
4.00%, due 12/1/54	4,932,000	4,707,612
Series B, Insured: BAM
4.00%, due 12/1/55	14,546,000	13,873,995
		62,350,226
Tennessee 0.6%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	2,640,000	2,731,654
Chattanooga-Hamilton County Hospital Authority, Revenue Bonds
Series A
5.00%, due 10/1/44	6,200,000	6,209,400
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
4.00%, due 5/1/46	2,500,000	2,509,271
4.00%, due 5/1/51	13,900,000	13,694,615
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/51	4,580,000	3,734,789

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	$ 2,800,000	$ 2,759,891
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	8,650,000	8,863,555
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.00%, due 5/1/52 (b)	6,550,000	6,989,045
		47,492,220
Texas 4.8%
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	4,750,000	5,194,438
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
5.00%, due 7/15/41	3,300,000	2,955,772
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (c)
Series A
3.625%, due 7/1/26 (a)	14,805,000	13,814,383
Series B
6.50%, due 7/1/26	13,700,000	13,101,058
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	230,199
(zero coupon), due 1/1/34	3,275,000	2,300,775
(zero coupon), due 1/1/35	3,700,000	2,490,242
(zero coupon), due 1/1/36	2,000,000	1,275,812
(zero coupon), due 1/1/39	3,500,000	1,864,212
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,000,000	5,953,700
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,355,000	2,044,307
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds (a)
Series B-1
4.00%, due 7/15/41	4,100,000	3,715,195
Series B-1
5.00%, due 7/15/30	2,000,000	2,004,109
City of Houston, Airport System, Revenue Bonds, Sub. Lien (a)
Series A
4.00%, due 7/1/48	6,810,000	6,431,692
Series A, Insured: AGM
5.25%, due 7/1/53	3,500,000	3,761,341
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (c)	1,250,000	1,137,267

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	$ 4,030,000	$ 3,558,808
6.00%, due 8/15/43	3,250,000	3,254,122
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	1,725,000	1,344,302
Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds
Series A
5.25%, due 9/1/44	3,250,000	3,284,270
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/48	13,565,000	14,968,396
Grand Parkway Transportation Corp., Revenue Bonds, First Tier
Series C, Insured: AGM-CR
4.00%, due 10/1/49	72,540,000	71,500,480
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	863,624
Series A
5.00%, due 6/1/38	1,960,000	1,759,253
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	59,169
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	483,370
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,302
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	587,407
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	174,999
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	121,193
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,395,000	642,716
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,525,000	653,666
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,855,000	741,281
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	700,000	261,531
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/32	1,670,000	1,013,597
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/33	890,000	508,879

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	$ 220,000	$ 119,217
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	2,320,000	1,249,382
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,272,473
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	35,615,000	16,838,288
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/40	1,310,000	539,081
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,620,516
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,516,771
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (c)
4.00%, due 8/15/36	1,000,000	921,724
4.00%, due 8/15/41	6,315,000	5,391,340
4.00%, due 8/15/46	880,000	714,564
4.00%, due 8/15/56	6,900,000	5,238,591
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AGM
4.00%, due 7/1/48	1,000,000	926,858
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	1,600,000	1,390,526
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	555,000	405,376
Series A-1
5.00%, due 12/1/54	3,770,000	3,309,657
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds (c)
Series A
5.00%, due 8/15/40	3,950,000	3,837,407
Series A
5.00%, due 8/15/50	750,000	687,217
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (c)	3,880,000	3,304,257
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,083,047
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	2,500,000	1,948,048
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	17,800,000	14,030,405
5.00%, due 1/1/50	1,750,000	1,821,722

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Port Freeport, Revenue Bonds, Senior Lien
4.00%, due 6/1/51 (a)	$ 4,035,000	$ 3,499,430
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47 (a)	4,200,000	3,732,217
Reagan Hospital District of Reagan County, Limited General Obligation
Series A
5.125%, due 2/1/39	1,400,000	1,372,221
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	5,950,000	5,967,417
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,354,011
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,350,000	1,263,873
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,257,785
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	3,026,082
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.417%, due 9/15/27	35,655,000	35,003,833
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	2,120,000	2,140,515
Series A
4.00%, due 12/31/38	2,745,000	2,759,027
Series A
4.00%, due 12/31/39	4,385,000	4,389,766
5.50%, due 12/31/58 (a)	23,935,000	25,938,139
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/55 (a)	9,990,000	9,963,628
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien
5.00%, due 6/30/58 (a)	25,855,000	26,183,516
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/43	3,750,000	1,482,560
Series A
(zero coupon), due 8/1/44	4,200,000	1,569,511
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
Series A
5.00%, due 10/15/58	11,000,000	12,028,226
Tomball Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,185,000	6,810,852
		395,972,943

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands 2.6%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	$ 23,765,000	$ 24,961,261
Series A
5.00%, due 10/1/32	37,995,000	40,185,241
Series A
5.00%, due 10/1/39	104,875,000	107,760,583
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (c)	16,670,000	15,843,781
Series A
5.00%, due 10/1/32	14,100,000	13,065,315
Series A
5.00%, due 10/1/34 (c)	2,600,000	2,374,149
Series C
5.00%, due 10/1/39 (c)	9,310,000	8,250,975
		212,441,305
Utah 1.6%
Black Desert Public Infrastructure District, Limited General Obligation (c)
Series A
3.75%, due 3/1/41	410,000	334,807
Series A
4.00%, due 3/1/51	2,725,000	2,081,299
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/51	8,450,000	8,780,891
Series A
5.25%, due 7/1/48	25,750,000	27,725,126
Series A
5.25%, due 7/1/53	1,750,000	1,866,693
Series A
5.50%, due 7/1/53	1,760,000	1,925,218
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (c)
4.50%, due 6/1/51	8,500,000	6,217,890
4.625%, due 6/1/57	2,000,000	1,447,995
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (c)	2,000,000	1,608,659
Mida Mountain Village Public Infrastructure District, Special Assessment (c)
Series A
4.50%, due 8/1/40	1,500,000	1,362,900
Series A
5.00%, due 8/1/50	5,000,000	4,586,373
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,500,136
Series A-1
4.00%, due 6/1/41	2,430,000	1,980,589

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/52	$ 14,425,000	$ 10,878,188
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (c)	7,500,000	6,656,026
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	2,975,000	2,886,432
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	3,198,424
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Series A, Insured: UT CSCE
4.00%, due 4/15/45	2,020,000	1,863,729
Utah Charter School Finance Authority, Vista School, Revenue Bonds
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/45	1,870,000	1,772,686
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/54	4,700,000	4,241,006
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/51	3,000,000	2,820,136
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
3.00%, due 10/15/45	4,425,000	3,120,045
4.00%, due 10/15/42	3,970,000	3,526,882
Series A
5.00%, due 10/15/32	1,615,000	1,671,715
Series A
5.00%, due 10/15/34	3,085,000	3,185,433
Series A
5.00%, due 10/15/37	1,100,000	1,119,586
Series A
5.00%, due 10/15/40	3,780,000	3,822,232
5.00%, due 10/15/46	3,400,000	3,402,480
Series A
5.375%, due 10/15/40	5,910,000	6,068,762
5.625%, due 10/15/38	2,530,000	2,773,651
6.00%, due 10/15/47	6,350,000	6,972,562
		133,398,551
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	1,942,167
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (a)	3,500,000	3,061,691
		5,003,858

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia 2.0%
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	$ 6,700,000	$ 6,488,780
Series A
5.00%, due 1/1/55	16,100,000	15,283,575
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,255,000	6,815,584
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,172,688
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,465,351
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,455,000	3,484,070
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	2,575,000	2,595,422
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,590,000	3,954,869
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	865,000	778,587
5.00%, due 4/1/49	1,000,000	1,012,361
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series 2007A-1
6.706%, due 6/1/46	30,880,000	26,731,785
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	4,275,000	3,435,929
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (c)	1,945,000	1,809,519
Virginia Small Business Financing Authority, Elizabeth River Crossings OpCo LLC, Revenue Bonds, Senior Lien
3.00%, due 1/1/41 (a)	4,000,000	3,231,480
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (a)
4.00%, due 7/1/39	1,380,000	1,358,314
4.00%, due 1/1/48	20,170,000	19,062,578
5.00%, due 1/1/36	1,345,000	1,472,732
5.00%, due 1/1/38	3,000,000	3,232,245
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
Series A
4.00%, due 1/1/45	2,510,000	2,323,847
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/51	11,840,000	10,539,459
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (a)	3,000,000	3,134,273

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien (a)
5.00%, due 12/31/52	$ 9,750,000	$ 9,807,222
5.00%, due 12/31/56	18,375,000	18,459,900
Virginia Small Business Financing Authority, I-495 Hot Lanes Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/52 (a)	15,415,000	15,764,987
		165,415,557
Washington 1.4%
Grant County Public Hospital District No. 1, Unlimited General Obligation
5.125%, due 12/1/48	3,945,000	4,087,396
5.125%, due 12/1/52	2,550,000	2,621,235
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,873,957
Pend Oreille County Public Utility District No. 1 Box Canyon, Green Bond, Revenue Bonds
5.00%, due 1/1/48	5,130,000	5,231,562
Port of Seattle, Revenue Bonds
Series B
5.00%, due 8/1/47 (a)	5,800,000	6,126,664
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (a)	1,825,000	1,825,138
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(c)	4,000,000	3,980,290
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	8,685,000	8,986,522
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,619,696
Series A
5.00%, due 10/1/40	3,000,000	3,050,951
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	3,130,000	3,008,340
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	5,565,000	4,558,934
Series B
3.00%, due 7/1/48	2,465,000	1,901,459
Series B
3.00%, due 7/1/58	8,875,000	5,988,427
Series B, Insured: BAM
3.00%, due 7/1/58	13,510,000	9,855,272
Series B, Insured: AGM-CR
3.00%, due 7/1/58	4,000,000	2,885,102
Insured: AGM-CR
4.00%, due 7/1/58	8,810,000	8,105,434
Series B, Insured: AGM-CR
4.00%, due 7/1/58	1,750,000	1,621,643

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
5.00%, due 7/1/58	$ 9,750,000	$ 9,999,148
Series A
5.00%, due 7/1/58	5,615,000	5,841,664
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (c)
Series A
4.00%, due 1/1/41	3,820,000	3,025,362
Series A
4.00%, due 1/1/51	1,700,000	1,204,714
Series A
4.00%, due 1/1/57	7,785,000	5,295,516
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	3,000,000	2,642,191
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	81,928
4.00%, due 12/1/37	290,000	223,130
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,520,000	8,556,839
5.50%, due 12/1/33	2,070,000	1,993,782
		117,192,296
West Virginia 0.4%
County of Monongalia, Development District No. 4 University Town Center, Tax Allocation
Series A
6.00%, due 6/1/53 (c)	3,000,000	3,229,662
County of Ohio, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	4,000,000	3,957,618
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	3,750,000	3,351,465
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (c)	950,000	869,658
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (c)	4,000,000	4,116,223
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/37	4,825,000	4,748,842
Series A, Insured: AGM-CR
4.00%, due 1/1/38	2,500,000	2,405,470
Series A, Insured: AGM-CR
4.125%, due 1/1/47	13,200,000	12,021,340
		34,700,278

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin 2.4%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (c)
Series B
(zero coupon), due 1/1/60	$ 70,900,000	$ 3,955,483
Series A-1
5.00%, due 1/1/55	18,765,000	14,887,586
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds (c)
4.00%, due 3/1/26	755,000	732,417
4.00%, due 3/1/30	950,000	876,693
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (c)	235,000	225,860
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (a)	4,000,000	3,575,677
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (c)	900,000	748,836
4.00%, due 4/1/42 (c)	100,000	110,796
4.00%, due 4/1/52 (c)	3,000,000	2,264,953
5.00%, due 4/1/30 (c)	100,000	108,806
5.00%, due 4/1/30 (c)	600,000	608,222
5.00%, due 4/1/40 (c)	300,000	291,875
5.00%, due 4/1/50 (c)	100,000	113,518
5.00%, due 4/1/50 (c)	1,400,000	1,281,669
5.875%, due 4/1/45	6,250,000	6,280,421
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,260,000	8,977,252
Series A
4.00%, due 1/1/52	3,130,000	2,394,386
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/50	1,000,000	958,512
Series A, Insured: AGM
4.00%, due 7/1/55	1,250,000	1,180,238
Series A, Insured: AGM
4.00%, due 7/1/59	775,000	725,355
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	3,970,000	2,887,573
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds (a)
4.00%, due 9/30/51	13,995,000	11,807,188
4.00%, due 3/31/56	8,965,000	7,369,198
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/52 (c)	1,565,000	1,183,986
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/56	2,250,000	1,723,571

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	$ 4,500,000	$ 3,735,826
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (c)
Series A
5.00%, due 10/1/24	2,200,000	2,206,695
Series A
5.00%, due 10/1/28	1,000,000	1,031,372
Series A
5.00%, due 10/1/29	2,000,000	2,068,584
Series A
5.00%, due 10/1/34	1,090,000	1,117,464
Series A
5.00%, due 10/1/39	16,300,000	16,322,781
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (c)	750,000	705,795
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	6,535,000	6,547,973
5.00%, due 1/1/45	560,000	545,101
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,351,709
Series A
5.00%, due 6/1/49	6,775,000	6,603,074
Series B
5.00%, due 6/1/49	2,720,000	2,650,976
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	1,950,000	1,755,923
5.50%, due 1/1/47	5,860,000	5,611,606
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	1,894,109
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (c)	1,100,000	1,006,931
Public Finance Authority, College Achieve Central Charter School, Revenue Bonds
Series A
5.00%, due 6/15/51 (c)	2,145,000	1,916,245
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 2/1/52	4,000,000	4,048,654
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (c)	3,200,000	2,586,255
Public Finance Authority, Nevada State College, Revenue Bonds (c)
Series A
5.00%, due 5/1/60	6,500,000	4,924,211

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Nevada State College, Revenue Bonds (c)
Series B
9.00%, due 5/1/71	$ 2,985,000	$ 2,659,545
Public Finance Authority, Wingate University, Revenue Bonds
Series A
5.25%, due 10/1/38	3,250,000	3,273,682
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	1,966,203
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (c)
Series A
5.75%, due 7/1/53	3,950,000	4,192,157
Series A
5.75%, due 7/1/63	20,150,000	21,231,932
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (c)	2,000,000	1,435,125
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (c)	12,440,000	13,554,388
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	505,000	427,831
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,492,476
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	3,200,000	2,941,709
		197,076,403
Wyoming 0.1%
Sublette County Hospital District, Hospital Construction Project, Revenue Bonds
Series A
5.00%, due 6/15/26	11,933,000	11,965,818
Total Long-Term Municipal Bonds (Cost $7,813,982,207)		7,689,529,481
Short-Term Municipal Notes 4.7%
California 2.7%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series B
2.85%, due 3/1/41 (h)	52,750,000	52,750,000
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series C-1
2.85%, due 7/1/57 (h)	50,000,000	50,000,000
Nuveen California AMT-Free Quality Municipal Income Fund
Series A
5.00%, due 10/1/47 (c)(h)	43,000,000	43,000,000

	Principal Amount	Value
Short-Term Municipal Notes
California
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series B
3.05%, due 5/1/58 (h)	$ 26,900,000	$ 26,900,000
Tender Option Bond Trust Receipts, Revenue Bonds (c)(h)
4.15%, due 4/1/43	5,540,000	5,540,000
4.15%, due 4/1/43	4,777,000	4,777,000
4.15%, due 4/1/43	3,700,000	3,700,000
University of California, Revenue Bonds
Series BP-2
3.45%, due 5/15/48 (h)	35,000,000	35,000,000
		221,667,000
Connecticut 0.4%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A-1
2.65%, due 7/1/42 (h)	30,420,000	30,420,000
Florida 0.1%
Rib Floater Trust Various States, Revenue Bonds
Series 26
4.85%, due 10/1/44 (c)(h)	5,415,000	5,415,000
Illinois 0.5%
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series C
3.15%, due 7/15/55 (h)	46,785,000	46,785,000
Maryland 0.0% ‡
Rib Floater Trust Various States, Revenue Bonds
Series 29
4.90%, due 1/1/45 (c)(h)	5,150,000	5,150,000
Michigan 0.5%
Michigan State Building Authority, Revenue Bonds
Series I
4.65%, due 4/15/58 (h)	40,000,000	40,000,000
New York 0.0% ‡
Nuveen New York AMT-Free Quality Municipal Income Fund
5.00%, due 5/1/47 (c)(h)	5,000,000	5,000,000
South Carolina 0.1%
Rib Floater Trust Various States, Revenue Bonds
Series 19
4.90%, due 7/1/47 (c)(h)	6,840,000	6,840,000

	Principal Amount	Value
Short-Term Municipal Notes
Texas 0.2%
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Revenue Bonds
Series B
3.10%, due 12/1/59 (h)	$ 17,040,000	$ 17,040,000
Wisconsin 0.2%
Nuveen AMT-Free Municipal Credit Income Fund
Series B
5.00%, due 3/1/29 (h)	7,990,000	7,990,000
Nuveen AMT-Free Quality Municipal Income Fund
Series D
5.00%, due 3/1/29 (h)	7,550,000	7,550,000
		15,540,000
Total Short-Term Municipal Notes (Cost $393,857,000)		393,857,000
Total Municipal Bonds (Cost $8,207,839,207)		8,083,386,481

Long-Term Bonds 0.2%
Corporate Bonds 0.2%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,200,000	4,404,778
Wildflower Improvement Association
6.625%, due 3/1/31 (c)	2,593,506	2,508,734
		6,913,512
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	9,350,000	7,328,062
Total Corporate Bonds (Cost $14,076,832)		14,241,574
Total Long-Term Bonds (Cost $14,076,832)		14,241,574

	Shares	Value
Closed-End Funds 0.7%
California 0.0% ‡
BlackRock MuniHoldings California Quality Fund, Inc.	73,110	814,445
Delaware 0.0% ‡
BlackRock MuniYield Fund, Inc.	171,992	1,840,314

	Shares	Value
Closed-End Funds
Illinois 0.0% ‡
BlackRock Municipal Income Trust II	74,692	$ 796,217
Nuveen Municipal Credit Income Fund	238,186	2,832,031
		3,628,248
Massachusetts 0.1%
BlackRock Municipal Income Fund, Inc.	149,705	1,744,063
DWS Municipal Income Trust	131,002	1,179,018
Eaton Vance Municipal Bond Fund	62,420	633,563
Pioneer Municipal High Income Advantage Fund, Inc.	200,399	1,591,168
Pioneer Municipal High Income Fund Trust	200,954	1,732,224
		6,880,036
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	245,271	2,788,731
Multi-State 0.3%
BlackRock Municipal 2030 Target Term Trust	427,334	9,127,854
BlackRock Municipal Income Quality Trust	18,136	204,756
BlackRock MuniHoldings Fund, Inc.	296,364	3,529,695
BlackRock MuniYield Quality Fund II, Inc.	588,091	6,045,576
BlackRock MuniYield Quality Fund, Inc.	287,227	3,492,680
		22,400,561
New Jersey 0.1%
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	384,935	4,449,849
New York 0.2%
BlackRock Municipal Income Trust	82,166	830,698
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	5,571,396
BlackRock MuniVest Fund, Inc.	168,483	1,174,327
BlackRock MuniYield New York Quality Fund, Inc.	543,595	5,560,977
BlackRock New York Municipal Income Trust	26,795	282,419
Nuveen Municipal Credit Income Fund	177,681	2,114,404
		15,534,221
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	18,699	189,234
Total Closed-End Funds (Cost $69,181,380)		58,525,639

	Shares	Value
Short-Term Investment 0.8%
Unaffiliated Investment Company 0.8%
BlackRock Liquidity Funds MuniCash, 3.974% (i)	70,544,439	$ 70,551,132
Total Short-Term Investment (Cost $70,551,132)		70,551,132
Total Investments (Cost $8,361,648,551)	98.8%	8,226,704,826
Other Assets, Less Liabilities	1.2	99,487,786
Net Assets	100.0%	$ 8,326,192,612

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2024.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2024.
(g)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $63,875,565, which represented 0.8% of the Fund’s net assets.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of January 31, 2024.
Futures Contracts
As of January 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(5,000)	March 2024	$ (546,310,530)	$ (561,640,625)	$ (15,330,095)
U.S. Treasury Long Bonds	(1,510)	March 2024	(175,309,888)	(184,739,063)	(9,429,175)
Net Unrealized Depreciation					$ (24,759,270)

1.	As of January 31, 2024, cash in the amount of $16,967,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2024.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.

AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 7,689,529,481	$ —	$ 7,689,529,481
Short-Term Municipal Notes	—	393,857,000	—	393,857,000
Total Municipal Bonds	—	8,083,386,481	—	8,083,386,481
Long-Term Bonds
Corporate Bonds	—	14,241,574	—	14,241,574
Total Corporate Bonds	—	14,241,574	—	14,241,574
Closed-End Funds	58,525,639	—	—	58,525,639
Short-Term Investment
Unaffiliated Investment Company	70,551,132	—	—	70,551,132
Total Investments in Securities	$ 129,076,771	$ 8,097,628,055	$ —	$ 8,226,704,826
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (24,759,270)	$ —	$ —	$ (24,759,270)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC International Research Equity Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 97.4%
Australia 3.7%
ANZ Group Holdings Ltd. (Banks)	78,623	$ 1,395,396
Glencore plc (Metals & Mining)	219,158	1,166,138
Goodman Group (Industrial REITs)	59,079	978,585
Orora Ltd. (Containers & Packaging)	105,979	194,131
Rio Tinto plc (Metals & Mining)	19,383	1,351,516
Stockland (Diversified REITs)	222,745	664,263
		5,750,029
Austria 0.6%
BAWAG Group AG (Banks) (a)	12,895	662,306
Erste Group Bank AG (Banks)	7,276	314,832
		977,138
Belgium 1.0%
KBC Group NV (Banks)	19,362	1,261,927
UCB SA (Pharmaceuticals)	4,176	391,755
		1,653,682
Brazil 2.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	56,500	899,320
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	49,000	416,971
Rumo SA (Ground Transportation)	79,450	369,796
Vale SA (Metals & Mining)	158,495	2,167,693
		3,853,780
Canada 4.4%
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	33,600	1,968,841
Barrick Gold Corp. (Metals & Mining)	57,410	896,731
Boat Rocker Media, Inc. (Entertainment) (b)	42,890	35,092
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	47,841	775,021
Constellation Software, Inc. (Software)	378	1,044,736
Hydro One Ltd. (Electric Utilities) (a)	7,525	223,323
Intact Financial Corp. (Insurance)	2,062	322,463
Lightspeed Commerce, Inc. (Software) (b)	15,741	290,264
Methanex Corp. (Chemicals)	9,815	435,249
Shopify, Inc., Class A (IT Services) (b)	12,116	969,947
		6,961,667
China 5.1%
Anhui Conch Cement Co. Ltd., Class H (Construction Materials)	63,000	126,343
BYD Co. Ltd., Class H (Automobiles)	20,553	458,100
China Merchants Bank Co. Ltd., Class H (Banks)	251,097	915,067
ENN Energy Holdings Ltd. (Gas Utilities)	88,300	652,713
KE Holdings, Inc., ADR (Real Estate Management & Development)	76,915	1,089,885
Minth Group Ltd. (Automobile Components)	156,000	252,583
PICC Property & Casualty Co. Ltd., Class H (Insurance)	708,000	880,173
Tencent Holdings Ltd. (Interactive Media & Services)	75,690	2,632,504
Trip.com Group Ltd. (Hotels, Restaurants & Leisure) (b)	27,123	985,344

	Shares	Value
Common Stocks
China
WuXi AppTec Co. Ltd., Class H (Life Sciences Tools & Services) (a)(c)	17,000	$ 117,409
		8,110,121
Denmark 2.0%
Genmab A/S (Biotechnology) (b)	2,177	602,495
Novo Nordisk A/S, Class B (Pharmaceuticals)	21,986	2,511,026
		3,113,521
Finland 0.2%
Nokian Renkaat OYJ (Automobile Components)	27,417	247,059
France 12.3%
Air France-KLM (Passenger Airlines) (b)	74,740	955,716
Airbus SE (Aerospace & Defense)	6,477	1,034,333
ALD SA (Ground Transportation) (a)	31,521	209,445
Arkema SA (Chemicals)	3,764	408,884
AXA SA (Insurance)	56,226	1,892,932
BNP Paribas SA (Banks)	22,779	1,531,678
Bureau Veritas SA (Professional Services)	33,438	886,278
Capgemini SE (IT Services)	2,484	556,065
Edenred SE (Financial Services)	4,611	276,098
Engie SA (Multi-Utilities)	73,612	1,175,108
Hermes International SCA (Textiles, Apparel & Luxury Goods)	702	1,481,848
JCDecaux SE (Media) (b)	25,284	524,285
Klepierre SA (Retail REITs)	28,670	740,543
Legrand SA (Electrical Equipment)	8,742	850,068
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,377	1,145,252
Pernod Ricard SA (Beverages)	12,110	1,993,093
Renault SA (Automobiles)	15,350	575,557
TotalEnergies SE (Oil, Gas & Consumable Fuels)	30,382	1,978,720
Valeo SE (Automobile Components)	26,082	341,078
Vinci SA (Construction & Engineering)	6,801	860,434
		19,417,415
Germany 8.0%
adidas AG (Textiles, Apparel & Luxury Goods)	7,710	1,467,070
Beiersdorf AG (Personal Care Products)	11,081	1,627,903
Brenntag SE (Trading Companies & Distributors)	7,154	635,893
Commerzbank AG (Banks)	47,687	551,112
Daimler Truck Holding AG (Machinery)	35,753	1,285,110
Deutsche Post AG (Air Freight & Logistics)	12,556	604,195
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	38,419	944,342
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	10,768	392,652
Rheinmetall AG (Aerospace & Defense)	1,819	637,973
RWE AG (Independent Power and Renewable Electricity Producers)	21,384	793,343
Siemens AG (Registered) (Industrial Conglomerates)	10,637	1,916,761
Siemens Healthineers AG (Health Care Equipment & Supplies) (a)	5,182	290,419
Talanx AG (Insurance)	10,386	731,156

	Shares	Value
Common Stocks
Germany
United Internet AG (Registered), Class G (Diversified Telecommunication Services)	25,002	$ 657,353
		12,535,282
Hong Kong 2.2%
AIA Group Ltd. (Insurance)	266,229	2,070,078
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	26,992	818,716
Techtronic Industries Co. Ltd. (Machinery)	55,000	587,567
		3,476,361
India 2.3%
Axis Bank Ltd. (Banks)	56,000	719,519
Bharti Airtel Ltd. (Wireless Telecommunication Services)	75,796	1,067,723
HDFC Bank Ltd., ADR (Banks)	19,894	1,103,918
SBI Life Insurance Co. Ltd. (Insurance) (a)	41,399	697,085
		3,588,245
Indonesia 0.4%
Bank Rakyat Indonesia Persero Tbk. PT (Banks)	1,723,010	618,492
Ireland 0.3%
AIB Group plc (Banks)	104,435	457,881
Israel 0.3%
Wix.com Ltd. (IT Services) (b)	3,849	488,361
Italy 2.5%
DiaSorin SpA (Health Care Equipment & Supplies)	3,277	301,256
Enel SpA (Electric Utilities)	111,974	763,745
Eurogroup Laminations SpA (Electrical Equipment) (b)(c)	59,591	193,218
FinecoBank Banca Fineco SpA (Banks)	72,349	1,045,635
Stevanato Group SpA (Life Sciences Tools & Services) (c)	10,489	332,921
UniCredit SpA (Banks)	42,060	1,234,473
		3,871,248
Japan 15.7%
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	23,526	848,749
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	36,376	1,096,866
Daikin Industries Ltd. (Building Products)	6,608	1,062,147
Eisai Co. Ltd. (Pharmaceuticals)	7,800	368,981
Hakuhodo DY Holdings, Inc. (Media)	20,900	160,948
Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	20,928	1,053,376
Isuzu Motors Ltd. (Automobiles)	48,870	668,484
ITOCHU Corp. (Trading Companies & Distributors)	16,300	740,722
Kansai Electric Power Co., Inc. (The) (Electric Utilities)	54,465	745,735
KDDI Corp. (Wireless Telecommunication Services)	37,865	1,252,932
Keyence Corp. (Electronic Equipment, Instruments & Components)	1,873	840,185
Koito Manufacturing Co. Ltd. (Automobile Components)	12,170	186,903
Makita Corp. (Machinery)	26,788	722,122

	Shares	Value
Common Stocks
Japan
Mitsubishi Corp. (Trading Companies & Distributors)	45,075	$ 778,365
Mitsubishi Electric Corp. (Electrical Equipment)	14,300	210,591
Mitsubishi UFJ Financial Group, Inc. (Banks)	86,292	809,098
Mitsui & Co. Ltd. (Trading Companies & Distributors)	17,800	721,074
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	48,000	1,203,858
Musashi Seimitsu Industry Co. Ltd. (Automobile Components)	19,000	215,992
Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	29,457	1,093,432
Otsuka Holdings Co. Ltd. (Pharmaceuticals)	14,500	570,652
Rakuten Bank Ltd. (Banks) (b)	27,400	427,591
Recruit Holdings Co. Ltd. (Professional Services)	19,893	787,959
Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment) (b)	39,331	647,675
Sansan, Inc. (Software) (b)	46,002	428,317
Sony Group Corp. (Household Durables)	18,145	1,792,803
Sumitomo Mitsui Trust Holdings, Inc. (Banks)	38,748	796,682
T&D Holdings, Inc. (Insurance)	77,869	1,300,446
Terumo Corp. (Health Care Equipment & Supplies)	16,500	556,989
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	9,332	1,730,133
Yamaha Motor Co. Ltd. (Automobiles)	100,804	954,243
		24,774,050
Mexico 0.4%
Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	187,200	711,864
Netherlands 5.7%
Adyen NV (Financial Services) (a)(b)	430	538,291
Akzo Nobel NV (Chemicals)	3,724	285,019
Argenx SE (Biotechnology) (b)	1,405	532,570
ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,862	3,309,917
IMCD NV (Trading Companies & Distributors)	2,624	399,405
Shell plc (Oil, Gas & Consumable Fuels)	103,055	3,199,544
Wolters Kluwer NV (Professional Services)	4,372	644,865
		8,909,611
Nigeria 0.2%
Airtel Africa plc (Wireless Telecommunication Services) (a)	235,441	334,727
Republic of Korea 2.0%
KT Corp. (Diversified Telecommunication Services) (b)	23,028	607,704
LG Chem Ltd. (Chemicals)	1,244	399,816
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	19,244	1,043,501
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,560	426,849
Shinhan Financial Group Co. Ltd. (Banks)	23,759	726,966
		3,204,836
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (b)(d)(e)	11,171	27,760
Mobile TeleSystems PJSC (Wireless Telecommunication Services) (d)(e)	80,528	—
		27,760

	Shares	Value
Common Stocks
Singapore 0.8%
Grab Holdings Ltd., Class A (Ground Transportation) (b)	155,831	$ 478,401
United Overseas Bank Ltd. (Banks)	37,375	786,455
		1,264,856
South Africa 0.6%
Anglo American plc (Metals & Mining)	40,626	964,283
Spain 0.2%
Aena SME SA (Transportation Infrastructure)	1,382	244,605
Sweden 0.6%
Assa Abloy AB, Class B (Building Products)	20,546	563,709
Investor AB, Class B (Financial Services)	16,472	387,983
		951,692
Switzerland 2.7%
Alcon, Inc. (Health Care Equipment & Supplies)	13,706	1,027,916
DSM-Firmenich AG (Chemicals)	1,893	199,528
Novartis AG (Registered) (Pharmaceuticals)	22,411	2,321,085
Tecan Group AG (Registered) (Life Sciences Tools & Services)	1,759	672,458
		4,220,987
Taiwan 3.7%
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,625	449,776
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	105,548	696,281
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	40,889	4,618,821
		5,764,878
Thailand 0.4%
Kasikornbank PCL
(Banks)	79,700	267,223
NVDR (Banks)	76,620	258,954

PTT Global Chemical PCL (Chemicals)	45,700	42,798
		568,975
United Kingdom 13.4%
Admiral Group plc (Insurance)	20,409	651,198
Allfunds Group plc (Capital Markets)	38,737	276,974
AstraZeneca plc (Pharmaceuticals)	16,064	2,138,016
BAE Systems plc (Aerospace & Defense)	47,345	705,292
Beazley plc (Insurance)	189,398	1,306,593
BP plc (Oil, Gas & Consumable Fuels)	194,369	1,138,453
BT Group plc (Diversified Telecommunication Services)	216,365	306,560
ConvaTec Group plc (Health Care Equipment & Supplies) (a)	166,435	504,877
Croda International plc (Chemicals)	4,157	253,067
HSBC Holdings plc (Banks)	283,945	2,215,434
IMI plc (Machinery)	23,827	508,580
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	8,967	850,338

	Shares	Value
Common Stocks
United Kingdom
Intermediate Capital Group plc (Capital Markets)	4,404	$ 99,652
London Stock Exchange Group plc (Capital Markets)	10,265	1,161,802
National Grid plc (Multi-Utilities)	57,654	767,439
Reckitt Benckiser Group plc (Household Products)	30,939	2,234,173
Rotork plc (Machinery)	116,473	460,898
Sage Group plc (The) (Software)	5,396	80,404
Smith & Nephew plc (Health Care Equipment & Supplies)	26,771	375,830
Standard Chartered plc (Banks)	118,565	893,767
Trainline plc (Hotels, Restaurants & Leisure) (a)(b)	76,799	319,530
Unilever plc (Personal Care Products)	63,116	3,072,949
Wise plc, Class A (Financial Services) (b)	40,197	407,300
WPP plc (Media)	30,701	297,708
		21,026,834
United States 3.3%
CRH plc (Construction Materials)	5,956	420,646
CyberArk Software Ltd. (Software) (b)	286	66,775
Experian plc (Professional Services)	10,098	420,994
GSK plc (Pharmaceuticals)	53,889	1,067,215
Haleon plc (Personal Care Products)	546,394	2,225,450
QIAGEN NV (Life Sciences Tools & Services) (b)	14,569	634,749
Schneider Electric SE (Electrical Equipment)	1,910	376,437
		5,212,266
Total Common Stocks (Cost $151,124,575)		153,302,506
Preferred Stocks 1.8%
Brazil 0.6%
Banco Bradesco SA (Banks)	335,600	1,039,775
Germany 0.1%
Volkswagen AG (Automobiles) 2.91%	922	119,370
Republic of Korea 1.1%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	38,372	1,670,539
Total Preferred Stocks (Cost $3,391,511)		2,829,684

	Number of Warrants	Value

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (b)(d)(e)	442	$ —
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 0.6%
Affiliated Investment Company 0.3%
United States 0.3%
MainStay U.S. Government Liquidity Fund, 5.25% (f)	429,919	429,919
Unaffiliated Investment Company 0.3%
United States 0.3%
Invesco Government & Agency Portfolio, 5.315% (f)(g)	448,257	448,257
Total Short-Term Investments (Cost $878,176)		878,176
Total Investments, Before Investments Sold Short (Cost $155,394,262)	99.8%	157,010,366
Investments Sold Short (0.0)% ‡
Common Stock Sold Short (0.0)% ‡
Australia (0.0)% ‡
Virgin Australia Airlines Holdings Pty. Ltd. (Passenger Airlines) (b)(d)(e)	(444,108)	(29)
Total Common Stock Sold Short (Proceeds $0)		(29)

	Number of Rights

Rights Sold Short (0.0)% ‡
United States (0.0)% ‡
Intercell (Biotechnology) Expires 12/31/49 (b)(d)(e)	(19,159)	(2)
Total Rights Sold Short (Proceeds $0)		(2)
Total Investments Sold Short (Proceeds $0)		(31)
Total Investments, Net of Investments Sold Short (Cost $155,394,262)	99.8%	157,010,335
Other Assets, Less Liabilities	0.2	341,850
Net Assets	100.0%	$ 157,352,185

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $341,708; the total market value of collateral held by the Fund was $571,711. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $123,454. The Fund received cash collateral with a value of $448,257.
(d)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $27,729, which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of January 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,288	$ 4,070	$ (4,928)	$ —	$ —	$ 430	$ 13	$ —	430
Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 5,750,029	$ —	$ 5,750,029
Austria	—	977,138	—	977,138
Belgium	—	1,653,682	—	1,653,682
China	1,089,885	7,020,236	—	8,110,121
Denmark	—	3,113,521	—	3,113,521
Finland	—	247,059	—	247,059
France	—	19,417,415	—	19,417,415
Germany	—	12,535,282	—	12,535,282
Hong Kong	—	3,476,361	—	3,476,361
India	1,103,918	2,484,327	—	3,588,245
Indonesia	—	618,492	—	618,492
Ireland	—	457,881	—	457,881
Italy	332,921	3,538,327	—	3,871,248
Japan	—	24,774,050	—	24,774,050
Netherlands	—	8,909,611	—	8,909,611
Nigeria	—	334,727	—	334,727
Republic of Korea	—	3,204,836	—	3,204,836
Singapore	478,401	786,455	—	1,264,856
South Africa	—	964,283	—	964,283
Spain	—	244,605	—	244,605
Sweden	—	951,692	—	951,692
Switzerland	—	4,220,987	—	4,220,987
Taiwan	4,618,821	1,146,057	—	5,764,878
Thailand	—	568,975	—	568,975
United Kingdom	—	21,026,834	—	21,026,834
United States	66,775	5,145,491	—	5,212,266
All Other Countries	12,015,672	—	27,760	12,043,432
Total Common Stocks	19,706,393	133,568,353	27,760	153,302,506
Preferred Stocks	1,039,775	1,789,909	—	2,829,684
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	429,919	—	—	429,919
Unaffiliated Investment Company	448,257	—	—	448,257
Total Short-Term Investments	878,176	—	—	878,176
Total Investments in Securities	$ 21,624,344	$ 135,358,262	$ 27,760	$ 157,010,366
Liability Valuation Inputs
Common Stock Sold Short	$ —	$ —	$ (29)	$ (29)
Rights Sold Short	—	—	(2)	(2)
Total Investments in Securities Sold Short	$ —	$ —	$ (31)	$ (31)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay New York Tax Free Opportunities Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 96.4%
Long-Term Municipal Bonds 93.3%
Certificate of Participation/Lease 0.1%
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 655,477
Insured: AGM State Aid Withholding
4.00%, due 6/1/35	850,000	857,847
		1,513,324
Education 13.4%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	151,435
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	2,190,777
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,807,419
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,854,441
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	932,233
5.00%, due 10/1/43	2,000,000	2,006,167
5.00%, due 10/1/48	2,000,000	1,963,093
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,785,000	1,605,450
Series A
4.00%, due 11/1/45	6,300,000	5,377,986
Series A
4.00%, due 11/1/50	1,000,000	825,986
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	1,500,000	1,399,758
Series A
5.00%, due 8/1/52	3,995,000	3,676,933
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds (a)
Series A
4.00%, due 11/1/41	1,000,000	836,242
Series A
4.00%, due 11/1/51	1,000,000	766,689
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,129,351
Build NYC Resource Corp., Grand Concourse Academy Charter School Project, Revenue Bonds
Series A
5.00%, due 7/1/42	600,000	616,894
Series A
5.00%, due 7/1/56	550,000	553,382

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	$ 1,150,000	$ 1,137,882
Series A
5.50%, due 5/1/48	1,500,000	1,500,984
Build NYC Resource Corp., Kipp NYC Public Charter Schools, Revenue Bonds
5.00%, due 7/1/42	1,000,000	1,049,726
5.25%, due 7/1/52	10,000,000	10,431,188
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,413,856
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44	2,500,000	1,500,000
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,000,000	1,029,267
Series A
5.00%, due 6/1/37	1,500,000	1,521,475
Series A
5.00%, due 6/1/47	3,100,000	3,088,363
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds (a)
Series A
4.00%, due 6/15/51	1,200,000	874,151
Series A
4.00%, due 6/15/56	1,640,000	1,156,042
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	3,928,042
5.00%, due 7/1/33	1,520,000	1,542,197
Build NYC Resource Corp., Shefa School Project, Revenue Bonds
Series A
5.00%, due 6/15/51 (a)	2,500,000	2,199,195
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn, Revenue Bonds
Series A
5.50%, due 6/15/63 (a)	1,375,000	1,370,503
City of New Rochelle, IONA College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	3,810,000	3,823,062
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,203,161
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,100,000	1,142,355
Series A
5.00%, due 7/1/45	3,500,000	3,589,883
Dutchess County Local Development Corp., Culinary Institute of America Project (The), Revenue Bonds
Series A-1
5.00%, due 7/1/31	375,000	387,178

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Dutchess County Local Development Corp., Culinary Institute of America Project (The), Revenue Bonds
Series A-1
5.00%, due 7/1/33	$ 700,000	$ 719,895
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
5.00%, due 7/1/48	6,000,000	6,258,646
Dutchess County Local Development Corp., Vassar College Project, Revenue Bonds
5.00%, due 7/1/45	1,200,000	1,278,312
Hempstead Town Local Development Corp., Evergreen Charter School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/52	5,000,000	4,891,406
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	892,464
5.00%, due 7/1/43	1,020,000	1,036,760
5.00%, due 7/1/48	1,100,000	1,108,949
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,518,208
Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds
Series A
5.00%, due 6/1/24	330,000	330,401
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	3,016,553
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
5.00%, due 7/1/55	2,750,000	2,758,815
New York State Dormitory Authority, Brooklyn Law School, Revenue Bonds
Series A
5.00%, due 7/1/33	1,650,000	1,743,042
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.00%, due 7/1/50	3,245,000	3,475,561
New York State Dormitory Authority, Fordham University, Revenue Bonds
Series A
5.00%, due 7/1/41	1,075,000	1,110,050
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,103
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/51	1,850,000	1,858,427
New York State Dormitory Authority, New School (The), Revenue Bonds
Series A
5.00%, due 7/1/35	15,000	15,427
Series A
5.00%, due 7/1/35	195,000	198,209

	Principal Amount	Value
Long-Term Municipal Bonds
Education
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/46	$ 4,370,000	$ 4,378,716
Series A
5.00%, due 7/1/38	4,580,000	4,943,344
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A
4.00%, due 5/1/33	400,000	392,894
Series A
4.25%, due 5/1/42	450,000	414,486
New York State Dormitory Authority, Rockefeller University, Revenue Bonds
Series B
5.00%, due 7/1/50	4,000,000	4,240,176
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/43	500,000	552,082
Series A, Insured: AGM State Aid Withholding
5.25%, due 10/1/50	5,000,000	5,499,556
New York State Dormitory Authority, St. John's University, Revenue Bonds
5.00%, due 7/1/38	5,740,000	6,512,013
New York State Dormitory Authority, St. Joseph's College, Revenue Bonds
4.00%, due 7/1/40	200,000	172,995
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	3,255,204
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,080,000	3,042,312
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	1,010,050
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	925,000	927,181
Series 2013A
7.00%, due 8/1/48	730,000	731,640
Saratoga County Capital Resource Corp., Skidmore College, Revenue Bonds
Series A
5.00%, due 7/1/45	1,220,000	1,315,434
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,105,497
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	2,995,340
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	972,728
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,030,376
Series A
5.00%, due 9/1/39	2,000,000	2,155,438

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	$ 200,000	$ 195,796
Series A
5.00%, due 10/15/39	1,330,000	1,334,482
Series A
5.00%, due 10/15/49	990,000	947,153
Series A
5.00%, due 10/15/50	2,650,000	2,522,371
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/51	3,500,000	3,364,786
		159,006,024
General Obligation 10.0%
City of Glens Falls, Public Improvement, Limited General Obligation
Insured: AGM
4.00%, due 1/15/31	500,000	509,727
Insured: AGM
4.00%, due 1/15/32	315,000	320,777
Insured: AGM
4.00%, due 1/15/33	250,000	254,285
City of Middletown, Limited General Obligation
4.50%, due 8/23/24	5,000,000	5,033,047
City of New York, Unlimited General Obligation
Series E-1
4.00%, due 4/1/45	5,000,000	5,006,117
Series F-1
5.00%, due 4/1/39	5,000,000	5,350,324
Series B-1
5.25%, due 10/1/41	2,500,000	2,872,096
Series D-1
5.25%, due 5/1/42	9,000,000	10,223,438
Series B-1
5.25%, due 10/1/43	3,000,000	3,407,653
Series E-1
5.25%, due 4/1/47	4,750,000	5,338,233
City of Newburgh, Limited General Obligation
Series A, Insured: AGM
3.50%, due 7/15/36	725,000	675,128
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/24	45,000	44,998
5.50%, due 4/15/26	50,000	49,935
5.50%, due 4/15/28	55,000	54,382
City of Poughkeepsie, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	600,000	613,574

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Yonkers, Limited General Obligation
Series A, Insured: BAM
4.00%, due 9/1/31	$ 1,500,000	$ 1,551,196
Series A, Insured: BAM
4.00%, due 5/1/35	1,550,000	1,619,332
Series A, Insured: BAM
4.00%, due 5/1/37	2,000,000	2,064,652
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	1,351,801	861,514
Series A-1
4.00%, due 7/1/33	2,000,000	1,944,830
Series A-1
4.00%, due 7/1/35	5,029,180	4,810,808
Series A-1
5.625%, due 7/1/27	1,170,000	1,236,568
County of Clinton, Limited General Obligation
Insured: AGM
4.00%, due 6/1/38 (b)	1,500,000	1,501,273
County of Nassau, Limited General Obligation
Series B, Insured: AGM
5.00%, due 4/1/44	4,870,000	5,338,020
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	2,150,000	1,828,508
3.25%, due 4/15/34	1,250,000	1,250,172
County of Rockland, Various Purpose, Limited General Obligation
Insured: AGM
4.00%, due 5/1/44	915,000	916,762
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 10/15/32	5,480,000	5,407,066
Series A, Insured: AGM
3.25%, due 6/1/36	715,000	692,271
Series A, Insured: AGM
3.25%, due 6/1/37	725,000	683,353
Series A, Insured: BAM
4.00%, due 4/1/33	2,190,000	2,248,956
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	1,015,000	949,869
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	978,155
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,029,003
Lackawanna City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 6/15/32	745,000	754,667

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Oswego City School District, Unlimited General Obligation
Insured: State Aid Withholding
4.75%, due 7/19/24	$ 12,500,000	$ 12,566,631
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 5/1/33	400,000	393,906
Three Village Central School District, Brookhaven & Smithtown, Limited General Obligation
Insured: State Aid Withholding
4.50%, due 6/24/24	3,005,000	3,019,293
Town of Hempstead, Limited General Obligation
2.125%, due 6/15/39	3,715,000	2,791,661
Town of Wallkill, Limited General Obligation
5.00%, due 7/25/24	10,000,000	10,073,414
Uniondale Union Free School District, Unlimited General Obligation
Insured: State Aid Withholding
2.00%, due 5/1/38	3,115,000	2,298,061
Insured: State Aid Withholding
2.00%, due 5/1/39	3,195,000	2,289,330
Insured: State Aid Withholding
2.00%, due 5/1/40	3,500,000	2,450,021
Insured: State Aid Withholding
2.00%, due 5/1/41	3,500,000	2,395,086
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	490,000	498,417
Insured: BAM
4.00%, due 4/1/34	510,000	518,700
Insured: BAM
4.00%, due 4/1/35	530,000	537,854
Insured: BAM
4.00%, due 4/1/36	550,000	556,903
Insured: BAM
4.00%, due 4/1/37	570,000	574,523
		118,384,489
Hospital 6.2%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AGM-CR
3.375%, due 10/1/40	7,990,000	7,404,039
Brookhaven Local Development Corp., Long Island Community Hospital Project, Revenue Bonds
Series A
5.00%, due 10/1/35	1,000,000	1,103,489
Series A
5.00%, due 10/1/50	6,250,000	6,601,689
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 4/1/50	6,835,000	5,140,697

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/49	$ 1,300,000	$ 1,244,546
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/24	200,000	201,785
Series A
5.00%, due 12/1/25	215,000	219,739
Series A
5.00%, due 12/1/26	340,000	352,871
Series A
5.00%, due 12/1/27	400,000	417,619
Series A
5.00%, due 12/1/28	600,000	634,360
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,594,069
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	2,500,000	2,502,153
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
Series A
5.00%, due 12/1/32	540,000	541,049
Series A
5.00%, due 12/1/42	1,000,000	1,000,321
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	251,030
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/31	1,000,000	971,801
5.00%, due 12/1/32	3,000,000	2,906,267
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
Series 1
4.00%, due 7/1/37	470,000	488,071
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	2,375,000	1,860,554
Series A
4.00%, due 7/1/40	1,000,000	1,006,976
Series A
4.00%, due 7/1/50	3,005,000	2,899,172
Series A
4.00%, due 7/1/53	8,450,000	8,227,988
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	100,117
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/44	11,560,000	9,130,600
Series A, Insured: AGM
4.00%, due 12/1/34	1,585,000	1,615,692

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 12/1/49	$ 7,940,000	$ 7,469,870
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	251,076
Westchester County Local Development Corp., Westchester Medical Centre, Revenue Bonds
Insured: AGM
5.75%, due 11/1/48	6,200,000	7,072,428
		74,210,068
Housing 0.9%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc., Revenue Bonds
Series A
5.00%, due 5/1/29	600,000	617,682
Series A
5.00%, due 5/1/30	350,000	360,456
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/45	2,000,000	2,099,885
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AGM
3.25%, due 7/1/27	2,115,000	2,115,975
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	1,500,000	1,577,381
Onondaga Civic Development Corp., Onondaga Community College Housing Development Corp., Revenue Bonds
Series A
5.00%, due 10/1/24	400,000	397,632
Series A
5.00%, due 10/1/25	250,000	246,735
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	190,440
5.00%, due 6/1/30	330,000	339,944
5.00%, due 6/1/31	320,000	329,551
5.00%, due 6/1/37	1,000,000	1,014,388
5.00%, due 6/1/42	1,000,000	1,005,742
		10,295,811
Other Revenue 38.7%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	10,635,000	10,748,095
Series A
5.00%, due 11/1/44	9,630,000	10,997,289
Series A
5.00%, due 11/1/53	12,500,000	13,886,417

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	$ 3,565,000	$ 2,819,826
5.25%, due 11/1/36	1,130,000	1,151,005
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,427,152
4.00%, due 7/1/36	2,100,000	1,781,991
4.00%, due 7/1/47	1,160,000	843,461
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	4,305,000	4,326,191
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AGM
4.75%, due 12/15/32	2,000,000	2,000,997
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	750,000	750,093
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	467,984
5.625%, due 5/15/43	2,300,000	2,329,730
City of New York, Lincoln Center for the Performing Arts, Inc., Revenue Bonds
Series A
4.00%, due 12/1/33	5,350,000	5,612,608
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/39	550,000	496,276
Insured: AGM
3.25%, due 9/1/40	570,000	505,628
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
Series A
5.00%, due 7/1/34	500,000	503,519
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (b)
5.00%, due 1/1/25	1,000,000	1,009,962
5.00%, due 1/1/26	1,000,000	1,022,757
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	3,786,505
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/40	3,250,000	3,310,431
Series A
5.00%, due 2/15/30	1,600,000	1,701,769
Series A
5.00%, due 2/15/33	1,500,000	1,590,880
Series A
5.00%, due 2/15/35	3,470,000	3,675,290
Series A
5.00%, due 2/15/36	5,165,000	5,457,735

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
5.00%, due 2/15/42	$ 4,000,000	$ 4,170,271
Series A, Insured: BAM
5.00%, due 2/15/42	7,500,000	7,830,253
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	900,000	802,364
Series A
5.25%, due 7/1/56	1,745,000	1,388,876
Long Island Power Authority, Electric System, Revenue Bonds
Series B
5.00%, due 9/1/33	4,440,000	4,672,336
Series B
5.00%, due 9/1/35	2,500,000	2,618,111
5.00%, due 9/1/37	2,000,000	2,176,353
5.00%, due 9/1/38	2,500,000	2,710,247
Series C
5.00%, due 9/1/38	1,000,000	989,148
Series A
5.00%, due 9/1/44	6,025,000	6,052,744
Series B
5.00%, due 9/1/45	2,000,000	2,030,585
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	3,140,000	3,298,058
Series A
5.00%, due 10/1/32	3,140,000	3,321,007
Series A
5.00%, due 10/1/39	11,915,000	12,242,835
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-2
4.00%, due 11/15/34	4,000,000	4,101,600
Series B-1
5.00%, due 11/15/36	3,355,000	3,510,205
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,630,000	1,344,810
Nassau County Tobacco Settlement Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	711,357
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (c)	4,500,000	4,487,122
Series G
3.85%, due 11/1/45	595,000	556,265
Series I-1-A
4.05%, due 11/1/41	1,000,000	1,002,958

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-1, Insured: FHA 542(C)
4.30%, due 11/1/37	$ 1,500,000	$ 1,546,354
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	907,515
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/39	6,955,000	6,106,187
Series A, Insured: AGM
3.00%, due 1/1/40	8,315,000	7,166,051
Series A, Insured: AGM
3.00%, due 1/1/46	10,000,000	7,895,933
New York City Industrial Development Agency, TrIPs Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	1,295,000	1,295,406
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGC
(zero coupon), due 3/1/40	380,000	195,504
Series A, Insured: AGC
(zero coupon), due 3/1/44	1,065,000	445,706
Series A, Insured: AGC
(zero coupon), due 3/1/45	200,000	79,356
Series A, Insured: AGC
(zero coupon), due 3/1/46	4,080,000	1,534,780
Series A, Insured: AGC
(zero coupon), due 3/1/47	1,115,000	397,651
Series A, Insured: AGM-CR
3.00%, due 3/1/49	10,980,000	8,480,751
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
4.00%, due 7/15/40	6,000,000	6,047,886
Series S-3, Insured: State Aid Withholding
5.00%, due 7/15/43	2,500,000	2,654,109
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-2
1.58%, due 5/1/24	345,000	341,848
Series C-1
4.00%, due 5/1/44	4,000,000	4,000,419
Series E-1
4.00%, due 2/1/46	5,440,000	5,410,532
Series B-1
5.00%, due 11/1/36	19,585,000	21,639,539
Series F-1
5.00%, due 2/1/47	5,000,000	5,483,641
Series D-1
5.50%, due 11/1/45	2,500,000	2,909,977

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B
5.50%, due 5/1/47	$ 2,830,000	$ 3,312,391
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/26	6,000,000	6,131,329
5.00%, due 11/15/40	1,620,000	1,645,398
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	6,500,000	2,094,927
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,074,775
Series B, Insured: BAM
(zero coupon), due 11/15/43	4,800,000	1,969,434
New York Counties Tobacco Trust, Revenue Bonds
Series A-2B
5.00%, due 6/1/45	3,885,000	3,736,863
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	968,439
Series A
5.00%, due 6/1/45	245,000	232,064
Series A
6.25%, due 6/1/41 (a)	4,700,000	4,701,088
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	1,600,000	685,787
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds
Series B
5.00%, due 6/1/30	135,000	139,590
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	8,000,000	6,205,769
Insured: AGM-CR
4.00%, due 2/15/43	6,665,000	6,719,746
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	5,660,000	5,666,490
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.75%, due 11/15/41	3,515,000	2,846,349
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 9/15/43	1,250,000	1,040,046
Series A
3.125%, due 9/15/50	700,000	551,074
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	829,488

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series A
5.00%, due 2/15/41	$ 2,050,000	$ 2,115,453
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/35	3,000,000	3,005,032
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	8,237,658
Series E
4.00%, due 3/15/45	2,000,000	1,988,953
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	2,500,000	2,466,109
Series C
4.00%, due 4/1/34	3,000,000	3,092,308
New York State Energy Research & Development Authority, Revolving Loan Fund, Revenue Bonds
Series A
6.096%, due 4/1/27	1,755,000	1,756,533
Series A
6.146%, due 4/1/28	1,350,000	1,351,222
Series A
6.205%, due 4/1/29	1,105,000	1,105,979
Series A
6.255%, due 4/1/30	1,050,000	1,050,886
Series A
6.308%, due 4/1/31	1,000,000	1,000,815
New York State Housing Finance Agency, Revenue Bonds
Series G-2, Insured: SONYMA HUD Sector 8
3.45%, due 5/1/62 (c)	5,750,000	5,751,221
Series C, Insured: FHA 542(C)
4.15%, due 5/1/47	10,000,000	9,861,989
Series E-1, Insured: SONYMA HUD Sector 8
4.95%, due 11/1/58	1,410,000	1,461,441
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	2,885,000	2,897,338
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/37	4,000,000	4,162,911
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (b)	1,290,000	1,357,288
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.375%, due 10/1/45	6,200,000	6,065,747
5.00%, due 10/1/35	3,000,000	3,149,207

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (b)
4.00%, due 10/31/46	$ 2,595,000	$ 2,290,562
4.00%, due 4/30/53	2,505,000	2,102,597
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	500,459
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
4.75%, due 7/1/53	1,000,000	982,270
Series A-2
4.784%, due 7/1/58	15,807,000	15,515,770
Series A-1
5.00%, due 7/1/58	1,189,000	1,192,851
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,306,485
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,536,150
State of New York, Mortgage Agency, Revenue Bonds
Series 223
2.00%, due 10/1/27	775,000	726,315
Series 221
3.50%, due 10/1/32 (b)	4,240,000	4,161,573
Series 213
4.25%, due 10/1/47	455,000	455,580
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	150,000	152,952
Series A
5.00%, due 12/1/34	165,000	167,488
Series A
5.00%, due 12/1/40	175,000	171,863
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series A-1
1.015%, due 6/1/24	1,000,000	987,230
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	2,000,000	2,024,157
Series D
4.00%, due 11/15/39	1,005,000	971,923
Series D
5.00%, due 11/15/27	2,825,000	2,890,415
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,042,362
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	690,000	679,559

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 5/15/48	$ 5,000,000	$ 5,505,701
Series A
5.50%, due 5/15/63	10,450,000	11,735,927
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series A-2
2.00%, due 5/15/45 (c)	5,000,000	4,965,641
Series C
5.25%, due 11/15/40	9,500,000	11,207,113
Series C
5.25%, due 11/15/42	4,000,000	4,666,114
Series C
5.25%, due 5/15/52	4,885,000	5,422,704
Series D-2
5.50%, due 5/15/52	5,000,000	5,691,700
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	2,000,000	2,031,093
Series B
5.00%, due 6/1/48	9,890,000	9,008,156
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,000,000	951,442
Series A
5.00%, due 10/1/32	1,000,000	926,618
Series A, Insured: AGM-CR
5.00%, due 10/1/32	1,265,000	1,266,104
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51	2,500,000	2,477,969
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	281,066
5.00%, due 7/1/28	270,000	282,122
5.00%, due 7/1/29	100,000	104,518
5.00%, due 7/1/34	200,000	209,045
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	256,431
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
5.25%, due 5/1/51	1,280,000	1,404,079
		458,441,482
Transportation 12.4%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	828,512

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Albany County Airport Authority, Revenue Bonds
Series A
5.00%, due 12/15/43	$ 1,750,000	$ 1,839,811
Series A
5.00%, due 12/15/48	2,585,000	2,693,322
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/47	2,095,000	2,152,745
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/29	550,000	594,355
Series A-2, Insured: AGM
5.00%, due 11/15/44	9,000,000	9,444,989
Series B, Insured: BAM
5.00%, due 11/15/52	8,425,000	8,786,501
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C-2, Insured: BAM
(zero coupon), due 11/15/40	9,325,000	4,783,948
Series A-1, Insured: AGM
4.00%, due 11/15/42	2,180,000	2,187,117
Series C, Insured: AGM
4.00%, due 11/15/46	1,600,000	1,589,938
Series D
4.00%, due 11/15/48	300,000	286,455
New York State Thruway Authority, Revenue Bonds
Series L
4.00%, due 1/1/36	2,500,000	2,562,147
Series O
4.00%, due 1/1/39	6,000,000	6,111,300
Series B, Insured: AGM
4.00%, due 1/1/45	4,450,000	4,459,311
Series P
5.00%, due 1/1/49	4,500,000	4,928,535
Series P
5.25%, due 1/1/54	5,000,000	5,564,000
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	9,068,936
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/41 (b)	3,000,000	3,001,654
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Series A
4.00%, due 12/1/41	1,300,000	1,237,182
Series A
5.00%, due 12/1/29	1,250,000	1,350,233
Series A
5.00%, due 12/1/36	1,600,000	1,697,797
5.00%, due 12/1/37	4,000,000	4,299,366

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
6.00%, due 6/30/54	$ 8,500,000	$ 9,387,726
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/24	490,000	490,692
Series A
5.00%, due 4/1/27	610,000	610,496
Series A
5.00%, due 4/1/29	325,000	325,157
Series A
5.00%, due 4/1/29	600,000	642,310
Series A
5.00%, due 4/1/30	375,000	400,234
Series A
5.00%, due 4/1/31	1,350,000	1,440,238
Series A
5.00%, due 4/1/32	400,000	426,587
Series A
5.00%, due 4/1/34	450,000	479,398
Series A
5.00%, due 4/1/35	400,000	424,256
Series A
5.00%, due 4/1/36	600,000	628,662
Series A
5.00%, due 4/1/38	375,000	391,452
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)(b)	1,985,000	1,836,767
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	625,000	659,941
Series B
5.00%, due 7/1/37 (b)	200,000	210,099
Series A
5.00%, due 7/1/48	1,235,000	1,261,791
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 221
4.00%, due 7/15/37	1,900,000	1,933,973
Series 214
4.00%, due 9/1/43	3,000,000	2,946,387
Series 223
4.00%, due 7/15/46	3,000,000	2,892,007
Series 186
5.00%, due 10/15/30	9,745,000	9,807,066
Series 231
5.50%, due 8/1/42	3,770,000	4,264,094
Port Authority of New York & New Jersey, Revenue Bonds, Third Series
Series 193
5.00%, due 10/15/34 (b)	5,775,000	5,854,448

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Syracuse Regional Airport Authority, Revenue Bonds (b)
5.00%, due 7/1/26	$ 1,000,000	$ 1,029,031
5.00%, due 7/1/31	1,000,000	1,090,883
5.00%, due 7/1/34	775,000	837,633
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/54	5,000,000	4,881,673
Series B
5.00%, due 11/15/37	1,500,000	1,583,960
Series A
5.50%, due 11/15/57	10,000,000	11,262,062
		147,467,177
Utilities 3.3%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,055,000	1,107,458
Series A
5.00%, due 10/1/40	3,600,000	3,702,091
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	3,500,000	3,488,070
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 11/15/47	2,620,000	2,605,113
Series A, Insured: AGM
4.00%, due 11/15/52	8,175,000	8,046,896
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
4.266%, due 7/1/29	5,000,000	4,681,749
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	215,137
Series XX
5.25%, due 7/1/40 (d)(e)	5,630,000	1,745,300
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/38	10,210,000	10,939,505
5.00%, due 12/15/39	2,250,000	2,402,246
		38,933,565
Water & Sewer 8.3%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/50	5,670,000	5,613,057
Buffalo Municipal Water Finance Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/44	1,500,000	1,677,176

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 7/1/35	$ 4,000,000	$ 4,024,588
5.00%, due 1/1/46	4,055,000	4,121,385
Series A
5.00%, due 1/1/50	9,975,000	10,338,042
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	1,827,759
5.00%, due 8/1/37	750,000	751,368
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series EE
4.00%, due 6/15/45	2,000,000	2,011,261
Series AA
5.00%, due 6/15/38	3,500,000	3,718,432
Series HH
5.00%, due 6/15/39	3,500,000	3,560,158
Series AA
5.00%, due 6/15/40	2,200,000	2,408,339
Series DD-2
5.25%, due 6/15/47	6,435,000	7,329,153
Series AA-1
5.25%, due 6/15/52	18,280,000	20,500,515
New York State Environmental Facilities Corp., State Revolving Fund, Revenue Bonds
Series B
5.00%, due 9/15/47	7,650,000	8,468,759
Series A
5.00%, due 2/15/49	6,500,000	6,934,505
Series B
5.25%, due 9/15/52	4,850,000	5,413,583
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 7/15/34	770,000	807,195
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/37 (a)	545,000	556,482
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series 2020A
5.00%, due 7/1/35	5,455,000	5,602,227
Series A
5.00%, due 7/1/47	2,500,000	2,512,144
		98,176,128
Total Long-Term Municipal Bonds (Cost $1,093,324,543)		1,106,428,068

	Principal Amount	Value
Short-Term Municipal Notes 3.1%
Education 0.4%
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory, Revenue Bonds
2.80%, due 1/1/34 (f)	$ 4,330,000	$ 4,330,000
General 1.3%
Nuveen New York AMT-Free Quality Municipal Income Fund
5.00%, due 5/1/47 (a)(f)	15,000,000	15,000,000
Transportation 0.3%
Metropolitan Transportation Authority, Revenue Bonds
Series G-1
3.20%, due 11/1/32 (f)	4,000,000	4,000,000
Water & Sewer 1.1%
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series DD
4.50%, due 6/15/33 (f)	13,250,000	13,250,000
Total Short-Term Municipal Notes (Cost $36,580,000)		36,580,000
Total Municipal Bonds (Cost $1,129,904,543)		1,143,008,068

	Shares
Closed-End Funds 0.2%
New York 0.2%
BlackRock New York Municipal Income Trust	12,602	132,825
Eaton Vance New York Municipal Bond Fund	12,636	123,706
Nuveen New York AMT-Free Quality Municipal Income Fund	171,267	1,832,557
Total Closed-End Funds (Cost $2,679,436)		2,089,088
Short-Term Investment 3.2%
Unaffiliated Investment Company 3.2%
BlackRock Liquidity Funds MuniCash, 3.974% (g)	37,860,139	37,863,473
Total Short-Term Investment (Cost $37,863,473)		37,863,473
Total Investments (Cost $1,170,447,452)	99.8%	1,182,960,629
Other Assets, Less Liabilities	0.2	1,997,449
Net Assets	100.0%	$ 1,184,958,078

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2024.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of January 31, 2024.
Futures Contracts
As of January 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(300)	March 2024	$ (37,203,998)	$ (36,703,125)	$ 500,873

1.	As of January 31, 2024, cash in the amount of $1,260,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2024.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
SONYMA—State of New York Mortgage Agency

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,106,428,068	$ —	$ 1,106,428,068
Short-Term Municipal Notes	—	36,580,000	—	36,580,000
Total Municipal Bonds	—	1,143,008,068	—	1,143,008,068
Closed-End Funds	2,089,088	—	—	2,089,088
Short-Term Investment
Unaffiliated Investment Company	37,863,473	—	—	37,863,473
Total Investments in Securities	39,952,561	1,143,008,068	—	1,182,960,629
Other Financial Instruments
Futures Contracts (b)	500,873	—	—	500,873
Total Investments in Securities and Other Financial Instruments	$ 40,453,434	$ 1,143,008,068	$ —	$ 1,183,461,502

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay S&P 500 Index Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.7%
Aerospace & Defense 1.5%
Axon Enterprise, Inc. (a)	2,179	$ 542,702
Boeing Co. (The) (a)	17,592	3,712,616
General Dynamics Corp.	7,007	1,856,785
Howmet Aerospace, Inc.	12,101	680,802
Huntington Ingalls Industries, Inc.	1,229	318,213
L3Harris Technologies, Inc.	5,864	1,222,175
Lockheed Martin Corp.	6,831	2,933,300
Northrop Grumman Corp.	4,385	1,959,042
RTX Corp.	44,482	4,053,200
Textron, Inc.	6,064	513,681
TransDigm Group, Inc.	1,711	1,869,575
		19,662,091
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	3,609	303,481
Expeditors International of Washington, Inc.	4,498	568,232
FedEx Corp.	7,156	1,726,671
United Parcel Service, Inc., Class B	22,374	3,174,871
		5,773,255
Automobile Components 0.1%
Aptiv plc (a)	8,751	711,719
BorgWarner, Inc.	7,272	246,521
		958,240
Automobiles 1.5%
Ford Motor Co.	121,642	1,425,644
General Motors Co.	42,366	1,643,801
Tesla, Inc. (a)	85,558	16,024,158
		19,093,603
Banks 3.2%
Bank of America Corp.	212,991	7,243,824
Citigroup, Inc.	59,207	3,325,657
Citizens Financial Group, Inc.	14,423	471,632
Comerica, Inc.	4,080	214,526
Fifth Third Bancorp	21,068	721,368
Huntington Bancshares, Inc.	44,797	570,266
JPMorgan Chase & Co.	89,435	15,593,887
KeyCorp	28,964	420,847
M&T Bank Corp.	5,134	709,005
PNC Financial Services Group, Inc. (The)	12,323	1,863,361
Regions Financial Corp.	28,772	537,173
Truist Financial Corp.	41,258	1,529,022
U.S. Bancorp	48,167	2,000,857
Wells Fargo & Co.	112,347	5,637,573
Zions Bancorp NA	4,583	192,028
		41,031,026

	Shares	Value
Common Stocks
Beverages 1.4%
Brown-Forman Corp., Class B	5,661	$ 310,789
Coca-Cola Co. (The)	120,373	7,160,990
Constellation Brands, Inc., Class A	5,000	1,225,400
Keurig Dr Pepper, Inc.	31,146	979,230
Molson Coors Beverage Co., Class B	5,728	353,933
Monster Beverage Corp. (a)	22,853	1,257,372
PepsiCo, Inc.	42,532	7,167,918
		18,455,632
Biotechnology 2.1%
AbbVie, Inc.	54,618	8,979,199
Amgen, Inc.	16,556	5,202,889
Biogen, Inc. (a)	4,483	1,105,777
Gilead Sciences, Inc.	38,547	3,016,688
Incyte Corp. (a)	5,754	338,163
Moderna, Inc. (a)	10,262	1,036,975
Regeneron Pharmaceuticals, Inc. (a)	3,314	3,124,373
Vertex Pharmaceuticals, Inc. (a)	7,972	3,454,905
		26,258,969
Broadline Retail 3.5%
Amazon.com, Inc. (a)	281,328	43,662,106
eBay, Inc.	16,056	659,420
Etsy, Inc. (a)	3,704	246,538
		44,568,064
Building Products 0.5%
A O Smith Corp.	3,800	294,918
Allegion plc	2,716	336,485
Builders FirstSource, Inc. (a)	3,817	663,127
Carrier Global Corp.	25,957	1,420,108
Johnson Controls International plc	21,046	1,108,914
Masco Corp.	6,945	467,329
Trane Technologies plc	7,066	1,780,985
		6,071,866
Capital Markets 2.8%
Ameriprise Financial, Inc.	3,131	1,211,165
Bank of New York Mellon Corp. (The)	23,792	1,319,504
BlackRock, Inc.	4,326	3,349,665
Blackstone, Inc.	21,981	2,735,536
Cboe Global Markets, Inc.	3,265	600,270
Charles Schwab Corp. (The)	46,039	2,896,774
CME Group, Inc.	11,137	2,292,440
FactSet Research Systems, Inc.	1,175	559,206
Franklin Resources, Inc.	8,721	232,240
Goldman Sachs Group, Inc. (The)	10,089	3,874,277
Intercontinental Exchange, Inc.	17,706	2,254,505
Invesco Ltd.	13,907	220,148

	Shares	Value
Common Stocks
Capital Markets
MarketAxess Holdings, Inc.	1,173	$ 264,523
Moody's Corp.	4,869	1,908,843
Morgan Stanley	39,097	3,410,822
MSCI, Inc.	2,447	1,464,823
Nasdaq, Inc.	10,531	608,376
Northern Trust Corp.	6,405	510,094
Raymond James Financial, Inc.	5,813	640,476
S&P Global, Inc.	10,023	4,493,812
State Street Corp.	9,546	705,163
T. Rowe Price Group, Inc.	6,913	749,715
		36,302,377
Chemicals 1.5%
Air Products and Chemicals, Inc.	6,872	1,757,239
Albemarle Corp.	3,630	416,506
Celanese Corp.	3,098	453,207
CF Industries Holdings, Inc.	5,910	446,264
Corteva, Inc.	21,801	991,510
Dow, Inc.	21,698	1,163,013
DuPont de Nemours, Inc.	13,304	822,187
Eastman Chemical Co.	3,668	306,461
Ecolab, Inc.	7,851	1,556,225
FMC Corp.	3,860	216,932
International Flavors & Fragrances, Inc.	7,897	637,130
Linde plc	15,000	6,072,450
LyondellBasell Industries NV, Class A	7,927	746,089
Mosaic Co. (The)	10,111	310,509
PPG Industries, Inc.	7,295	1,028,887
Sherwin-Williams Co. (The)	7,285	2,217,408
		19,142,017
Commercial Services & Supplies 0.6%
Cintas Corp.	2,678	1,619,038
Copart, Inc. (a)	27,031	1,298,569
Republic Services, Inc.	6,327	1,082,676
Rollins, Inc.	8,685	376,147
Veralto Corp.	6,782	520,112
Waste Management, Inc.	11,339	2,104,859
		7,001,401
Communications Equipment 0.8%
Arista Networks, Inc. (a)	7,796	2,016,669
Cisco Systems, Inc.	125,306	6,287,855
F5, Inc. (a)	1,847	339,294
Juniper Networks, Inc.	9,864	364,574
Motorola Solutions, Inc.	5,134	1,640,313
		10,648,705

	Shares	Value
Common Stocks
Construction & Engineering 0.1%
Quanta Services, Inc.	4,494	$ 872,061
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,912	972,099
Vulcan Materials Co.	4,111	929,127
		1,901,226
Consumer Finance 0.5%
American Express Co.	17,810	3,575,179
Capital One Financial Corp.	11,782	1,594,340
Discover Financial Services	7,736	816,303
Synchrony Financial	12,801	497,575
		6,483,397
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	13,697	9,517,771
Dollar General Corp.	6,790	896,755
Dollar Tree, Inc. (a)	6,466	844,589
Kroger Co. (The)	20,472	944,578
Sysco Corp.	15,598	1,262,346
Target Corp.	14,280	1,986,063
Walgreens Boots Alliance, Inc.	22,182	500,648
Walmart, Inc.	44,131	7,292,648
		23,245,398
Containers & Packaging 0.2%
Amcor plc	44,713	421,644
Avery Dennison Corp.	2,491	496,830
Ball Corp.	9,754	540,859
International Paper Co.	10,704	383,525
Packaging Corp. of America	2,773	459,985
Westrock Co.	7,932	319,342
		2,622,185
Distributors 0.1%
Genuine Parts Co.	4,337	608,178
LKQ Corp.	8,278	386,334
Pool Corp.	1,197	444,386
		1,438,898
Diversified Telecommunication Services 0.7%
AT&T, Inc.	221,191	3,912,869
Verizon Communications, Inc.	130,057	5,507,914
		9,420,783
Electric Utilities 1.5%
Alliant Energy Corp.	7,894	384,122
American Electric Power Co., Inc.	16,268	1,271,181
Constellation Energy Corp.	9,880	1,205,360

	Shares	Value
Common Stocks
Electric Utilities
Duke Energy Corp.	23,843	$ 2,284,875
Edison International	11,857	800,110
Entergy Corp.	6,542	652,630
Evergy, Inc.	7,107	360,822
Eversource Energy	10,807	585,956
Exelon Corp.	30,795	1,071,974
FirstEnergy Corp.	15,976	586,000
NextEra Energy, Inc.	63,471	3,721,305
NRG Energy, Inc.	6,984	370,431
PG&E Corp.	66,002	1,113,454
Pinnacle West Capital Corp.	3,508	241,701
PPL Corp.	22,803	597,439
Southern Co. (The)	33,739	2,345,535
Xcel Energy, Inc.	17,071	1,022,041
		18,614,936
Electrical Equipment 0.6%
AMETEK, Inc.	7,140	1,157,037
Eaton Corp. plc	12,353	3,039,826
Emerson Electric Co.	17,636	1,617,750
Generac Holdings, Inc. (a)	1,900	215,973
Hubbell, Inc.	1,659	556,711
Rockwell Automation, Inc.	3,547	898,384
		7,485,681
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	18,509	1,871,260
CDW Corp.	4,144	939,528
Corning, Inc.	23,754	771,767
Jabil, Inc.	3,958	495,898
Keysight Technologies, Inc. (a)	5,493	841,857
TE Connectivity Ltd.	9,614	1,367,015
Teledyne Technologies, Inc. (a)	1,460	610,966
Trimble, Inc. (a)	7,696	391,418
Zebra Technologies Corp., Class A (a)	1,589	380,645
		7,670,354
Energy Equipment & Services 0.3%
Baker Hughes Co.	31,129	887,176
Halliburton Co.	27,689	987,113
Schlumberger Ltd.	44,190	2,152,053
		4,026,342
Entertainment 1.3%
Electronic Arts, Inc.	7,572	1,041,756
Live Nation Entertainment, Inc. (a)	4,389	389,963
Netflix, Inc. (a)	13,540	7,638,049
Take-Two Interactive Software, Inc. (a)	4,893	807,003
Walt Disney Co. (The)	56,606	5,437,006

	Shares	Value
Common Stocks
Entertainment
Warner Bros Discovery, Inc. (a)	68,649	$ 687,863
		16,001,640
Financial Services 4.3%
Berkshire Hathaway, Inc., Class B (a)	56,286	21,599,190
Fidelity National Information Services, Inc.	18,329	1,141,163
Fiserv, Inc. (a)	18,567	2,634,100
FleetCor Technologies, Inc. (a)	2,234	647,704
Global Payments, Inc.	8,055	1,073,168
Jack Henry & Associates, Inc.	2,253	373,615
Mastercard, Inc., Class A	25,618	11,508,374
PayPal Holdings, Inc. (a)	33,353	2,046,207
Visa, Inc., Class A	49,312	13,474,997
		54,498,518
Food Products 0.8%
Archer-Daniels-Midland Co.	16,501	917,126
Bunge Global SA	4,495	395,965
Campbell Soup Co.	6,077	271,216
Conagra Brands, Inc.	14,786	431,012
General Mills, Inc.	17,982	1,167,212
Hershey Co. (The)	4,637	897,445
Hormel Foods Corp.	8,960	272,115
J M Smucker Co. (The)	3,283	431,879
Kellanova	8,159	446,787
Kraft Heinz Co. (The)	24,664	915,774
Lamb Weston Holdings, Inc.	4,483	459,238
McCormick & Co., Inc. (Non-Voting)	7,774	529,876
Mondelez International, Inc., Class A	42,085	3,167,738
Tyson Foods, Inc., Class A	8,824	483,202
		10,786,585
Gas Utilities 0.0% ‡
Atmos Energy Corp.	4,594	523,440
Ground Transportation 1.1%
CSX Corp.	61,133	2,182,448
JB Hunt Transport Services, Inc.	2,521	506,671
Norfolk Southern Corp.	6,996	1,645,739
Old Dominion Freight Line, Inc.	2,768	1,082,343
Uber Technologies, Inc. (a)	63,661	4,155,153
Union Pacific Corp.	18,858	4,600,032
		14,172,386
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	53,685	6,074,458
Align Technology, Inc. (a)	2,203	588,906
Baxter International, Inc.	15,694	607,201

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Becton Dickinson & Co.	8,975	$ 2,143,320
Boston Scientific Corp. (a)	45,297	2,865,488
Cooper Cos., Inc. (The)	1,532	571,482
Dentsply Sirona, Inc.	6,554	227,751
DexCom, Inc. (a)	11,953	1,450,496
Edwards Lifesciences Corp. (a)	18,763	1,472,333
GE HealthCare Technologies, Inc.	12,112	888,536
Hologic, Inc. (a)	7,577	564,032
IDEXX Laboratories, Inc. (a)	2,571	1,324,271
Insulet Corp. (a)	2,160	412,279
Intuitive Surgical, Inc. (a)	10,892	4,119,572
Medtronic plc	41,161	3,603,234
ResMed, Inc.	4,550	865,410
STERIS plc	3,056	669,111
Stryker Corp.	10,460	3,509,121
Teleflex, Inc.	1,454	353,075
Zimmer Biomet Holdings, Inc.	6,465	812,004
		33,122,080
Health Care Providers & Services 2.7%
Cardinal Health, Inc.	7,625	832,574
Cencora, Inc.	5,157	1,199,931
Centene Corp. (a)	16,526	1,244,573
Cigna Group (The)	9,052	2,724,199
CVS Health Corp.	39,734	2,955,018
DaVita, Inc. (a)	1,666	180,195
Elevance Health, Inc.	7,269	3,586,815
HCA Healthcare, Inc.	6,127	1,868,122
Henry Schein, Inc. (a)	4,040	302,354
Humana, Inc.	3,809	1,440,030
Laboratory Corp. of America Holdings	2,626	583,760
McKesson Corp.	4,116	2,057,547
Molina Healthcare, Inc. (a)	1,804	643,018
Quest Diagnostics, Inc.	3,478	446,679
UnitedHealth Group, Inc.	28,613	14,642,417
Universal Health Services, Inc., Class B	1,887	299,674
		35,006,906
Health Care REITs 0.2%
Healthpeak Properties, Inc.	16,924	313,094
Ventas, Inc.	12,448	577,463
Welltower, Inc.	17,122	1,481,224
		2,371,781
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	21,823	419,438

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A (a)	13,449	$ 1,938,539
Booking Holdings, Inc. (a)	1,079	3,784,560
Caesars Entertainment, Inc. (a)	6,673	292,745
Carnival Corp. (a)	31,168	516,766
Chipotle Mexican Grill, Inc. (a)	849	2,045,046
Darden Restaurants, Inc.	3,722	605,123
Domino's Pizza, Inc.	1,079	459,891
Expedia Group, Inc. (a)	4,125	611,861
Hilton Worldwide Holdings, Inc.	7,933	1,514,886
Las Vegas Sands Corp.	11,420	558,666
Marriott International, Inc., Class A	7,632	1,829,619
McDonald's Corp.	22,439	6,568,344
MGM Resorts International (a)	8,454	366,650
Norwegian Cruise Line Holdings Ltd. (a)	13,161	234,266
Royal Caribbean Cruises Ltd. (a)	7,293	929,858
Starbucks Corp.	35,347	3,288,331
Wynn Resorts Ltd.	2,970	280,457
Yum! Brands, Inc.	8,672	1,122,937
		26,948,545
Household Durables 0.4%
DR Horton, Inc.	9,323	1,332,350
Garmin Ltd.	4,735	565,785
Lennar Corp., Class A	7,739	1,159,689
Mohawk Industries, Inc. (a)	1,635	170,449
NVR, Inc. (a)	98	693,378
PulteGroup, Inc.	6,670	697,415
Whirlpool Corp.	1,697	185,856
		4,804,922
Household Products 1.3%
Church & Dwight Co., Inc.	7,622	761,057
Clorox Co. (The)	3,836	557,179
Colgate-Palmolive Co.	25,472	2,144,742
Kimberly-Clark Corp.	10,454	1,264,620
Procter & Gamble Co. (The)	72,912	11,457,392
		16,184,990
Independent Power and Renewable Electricity Producers 0.0% ‡
AES Corp. (The)	20,715	345,526
Industrial Conglomerates 0.8%
3M Co.	17,086	1,612,064
General Electric Co.	33,670	4,458,581
Honeywell International, Inc.	20,394	4,124,891
		10,195,536

	Shares	Value
Common Stocks
Industrial REITs 0.3%
Prologis, Inc.	28,584	$ 3,621,307
Insurance 2.1%
Aflac, Inc.	16,451	1,387,477
Allstate Corp. (The)	8,095	1,256,749
American International Group, Inc.	21,718	1,509,618
Aon plc, Class A	6,194	1,848,475
Arch Capital Group Ltd. (a)	11,544	951,572
Arthur J. Gallagher & Co.	6,679	1,550,597
Assurant, Inc.	1,627	273,255
Brown & Brown, Inc.	7,308	566,808
Chubb Ltd.	12,621	3,092,145
Cincinnati Financial Corp.	4,854	537,823
Everest Group Ltd.	1,343	517,015
Globe Life, Inc.	2,650	325,473
Hartford Financial Services Group, Inc. (The)	9,305	809,163
Loews Corp.	5,663	412,606
Marsh & McLennan Cos., Inc.	15,254	2,956,835
MetLife, Inc.	19,235	1,333,370
Principal Financial Group, Inc.	6,785	536,694
Progressive Corp. (The)	18,099	3,226,147
Prudential Financial, Inc.	11,168	1,171,858
Travelers Cos., Inc. (The)	7,066	1,493,470
W R Berkley Corp.	6,302	516,008
Willis Towers Watson plc	3,194	786,682
		27,059,840
Interactive Media & Services 5.9%
Alphabet, Inc. (a)
Class A	183,078	25,649,228
Class C	154,083	21,848,969

Match Group, Inc. (a)	8,409	322,738
Meta Platforms, Inc., Class A (a)	68,665	26,788,963
		74,609,898
IT Services 1.3%
Accenture plc, Class A	19,416	7,065,094
Akamai Technologies, Inc. (a)	4,666	574,991
Cognizant Technology Solutions Corp., Class A	15,512	1,196,286
EPAM Systems, Inc. (a)	1,785	496,426
Gartner, Inc. (a)	2,411	1,102,888
International Business Machines Corp.	28,248	5,188,028
VeriSign, Inc. (a)	2,748	546,522
		16,170,235
Leisure Products 0.0% ‡
Hasbro, Inc.	4,035	197,513

	Shares	Value
Common Stocks
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	9,051	$ 1,177,535
Bio-Rad Laboratories, Inc., Class A (a)	648	207,937
Bio-Techne Corp.	4,892	344,005
Charles River Laboratories International, Inc. (a)	1,587	343,236
Danaher Corp.	20,345	4,880,969
Illumina, Inc. (a)	4,913	702,608
IQVIA Holdings, Inc. (a)	5,665	1,179,623
Mettler-Toledo International, Inc. (a)	671	803,315
Revvity, Inc.	3,818	409,213
Thermo Fisher Scientific, Inc.	11,953	6,442,428
Waters Corp. (a)	1,829	581,092
West Pharmaceutical Services, Inc.	2,289	853,866
		17,925,827
Machinery 1.7%
Caterpillar, Inc.	15,782	4,739,492
Cummins, Inc.	4,385	1,049,330
Deere & Co.	8,286	3,261,204
Dover Corp.	4,328	648,248
Fortive Corp.	10,872	849,973
IDEX Corp.	2,340	494,910
Illinois Tool Works, Inc.	8,470	2,209,823
Ingersoll Rand, Inc.	12,523	1,000,087
Nordson Corp.	1,676	421,883
Otis Worldwide Corp.	12,661	1,119,739
PACCAR, Inc.	16,182	1,624,511
Parker-Hannifin Corp.	3,974	1,845,923
Pentair plc	5,114	374,191
Snap-on, Inc.	1,633	473,456
Stanley Black & Decker, Inc.	4,743	442,522
Westinghouse Air Brake Technologies Corp.	5,542	729,161
Xylem, Inc.	7,458	838,577
		22,123,030
Media 0.7%
Charter Communications, Inc., Class A (a)	3,112	1,153,649
Comcast Corp., Class A	124,227	5,781,525
Fox Corp.
Class A	7,648	247,030
Class B	4,081	122,471

Interpublic Group of Cos., Inc. (The)	11,848	390,865
News Corp.
Class A	11,773	290,087
Class B	3,552	90,825

Omnicom Group, Inc.	6,123	553,397
Paramount Global, Class B	14,925	217,756
		8,847,605

	Shares	Value
Common Stocks
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	44,361	$ 1,760,688
Newmont Corp.	35,653	1,230,385
Nucor Corp.	7,605	1,421,603
Steel Dynamics, Inc.	4,706	567,967
		4,980,643
Multi-Utilities 0.6%
Ameren Corp.	8,134	565,882
CenterPoint Energy, Inc.	19,527	545,584
CMS Energy Corp.	9,026	515,926
Consolidated Edison, Inc.	10,680	970,812
Dominion Energy, Inc.	25,887	1,183,554
DTE Energy Co.	6,378	672,369
NiSource, Inc.	12,784	332,000
Public Service Enterprise Group, Inc.	15,416	893,974
Sempra	19,469	1,393,202
WEC Energy Group, Inc.	9,758	788,056
		7,861,359
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	4,838	584,914
Boston Properties, Inc.	4,467	297,056
		881,970
Oil, Gas & Consumable Fuels 3.4%
APA Corp.	9,489	297,290
Chevron Corp.	54,311	8,007,071
ConocoPhillips	36,733	4,109,321
Coterra Energy, Inc.	23,270	578,958
Devon Energy Corp.	19,821	832,878
Diamondback Energy, Inc.	5,537	851,258
EOG Resources, Inc.	18,040	2,052,772
EQT Corp.	12,725	450,465
Exxon Mobil Corp.	123,918	12,740,010
Hess Corp.	8,552	1,201,812
Kinder Morgan, Inc.	59,824	1,012,222
Marathon Oil Corp.	18,105	413,699
Marathon Petroleum Corp.	11,746	1,945,138
Occidental Petroleum Corp.	20,426	1,175,925
ONEOK, Inc.	18,022	1,230,001
Phillips 66	13,610	1,964,059
Pioneer Natural Resources Co.	7,218	1,658,913
Targa Resources Corp.	6,898	586,054
Valero Energy Corp.	10,532	1,462,895
Williams Cos., Inc. (The)	37,633	1,304,360
		43,875,101
Passenger Airlines 0.2%
American Airlines Group, Inc. (a)	20,218	287,702

	Shares	Value
Common Stocks
Passenger Airlines
Delta Air Lines, Inc.	19,906	$ 779,121
Southwest Airlines Co.	18,441	551,202
United Airlines Holdings, Inc. (a)	10,146	419,841
		2,037,866
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	7,187	948,612
Kenvue, Inc.	53,318	1,106,882
		2,055,494
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	62,947	3,076,220
Catalent, Inc. (a)	5,577	287,996
Eli Lilly & Co.	24,669	15,926,553
Johnson & Johnson	74,471	11,833,442
Merck & Co., Inc.	78,392	9,468,186
Pfizer, Inc.	174,676	4,730,226
Viatris, Inc.	37,113	436,820
Zoetis, Inc.	14,203	2,667,465
		48,426,908
Professional Services 0.7%
Automatic Data Processing, Inc.	12,724	3,127,305
Broadridge Financial Solutions, Inc.	3,639	743,084
Ceridian HCM Holding, Inc. (a)	4,825	335,434
Equifax, Inc.	3,812	931,424
Jacobs Solutions, Inc.	3,895	524,929
Leidos Holdings, Inc.	4,254	469,939
Paychex, Inc.	9,946	1,210,727
Paycom Software, Inc.	1,517	288,594
Robert Half, Inc.	3,276	260,573
Verisk Analytics, Inc.	4,487	1,083,745
		8,975,754
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	9,429	813,817
CoStar Group, Inc. (a)	12,633	1,054,603
		1,868,420
Residential REITs 0.3%
AvalonBay Communities, Inc.	4,393	786,391
Camden Property Trust	3,303	309,954
Equity Residential	10,690	643,431
Essex Property Trust, Inc.	1,986	463,274
Invitation Homes, Inc.	17,795	585,989
Mid-America Apartment Communities, Inc.	3,610	456,232
UDR, Inc.	9,362	337,219
		3,582,490

	Shares	Value
Common Stocks
Retail REITs 0.3%
Federal Realty Investment Trust	2,273	$ 231,232
Kimco Realty Corp.	20,572	415,555
Realty Income Corp.	22,395	1,218,064
Regency Centers Corp.	5,082	318,489
Simon Property Group, Inc.	10,092	1,398,852
		3,582,192
Semiconductors & Semiconductor Equipment 8.6%
Advanced Micro Devices, Inc. (a)	49,982	8,381,482
Analog Devices, Inc.	15,416	2,965,422
Applied Materials, Inc.	25,879	4,251,920
Broadcom, Inc.	13,579	16,023,220
Enphase Energy, Inc. (a)	4,224	439,845
First Solar, Inc. (a)	3,305	483,521
Intel Corp.	130,425	5,618,709
KLA Corp.	4,205	2,497,938
Lam Research Corp.	4,077	3,364,218
Microchip Technology, Inc.	16,738	1,425,743
Micron Technology, Inc.	33,968	2,912,756
Monolithic Power Systems, Inc.	1,482	893,231
NVIDIA Corp.	76,411	47,013,396
NXP Semiconductors NV	7,974	1,679,085
ON Semiconductor Corp. (a)	13,324	947,736
Qorvo, Inc. (a)	3,011	300,317
QUALCOMM, Inc.	34,431	5,113,348
Skyworks Solutions, Inc.	4,931	515,092
Teradyne, Inc.	4,729	456,774
Texas Instruments, Inc.	28,096	4,498,732
		109,782,485
Software 11.0%
Adobe, Inc. (a)	14,085	8,701,431
ANSYS, Inc. (a)	2,685	880,224
Autodesk, Inc. (a)	6,613	1,678,446
Cadence Design Systems, Inc. (a)	8,416	2,427,679
Fair Isaac Corp. (a)	765	917,105
Fortinet, Inc. (a)	19,717	1,271,549
Gen Digital, Inc.	17,442	409,538
Intuit, Inc.	8,670	5,473,631
Microsoft Corp.	229,922	91,412,389
Oracle Corp.	49,152	5,490,278
Palo Alto Networks, Inc. (a)(b)	9,615	3,254,774
PTC, Inc. (a)	3,676	664,069
Roper Technologies, Inc.	3,305	1,774,785
Salesforce, Inc. (a)	30,100	8,460,809
ServiceNow, Inc. (a)	6,342	4,854,167
Synopsys, Inc. (a)	4,705	2,509,412

	Shares	Value
Common Stocks
Software
Tyler Technologies, Inc. (a)	1,302	$ 550,420
		140,730,706
Specialized REITs 1.1%
American Tower Corp.	14,421	2,821,469
Crown Castle, Inc.	13,426	1,453,364
Digital Realty Trust, Inc.	9,369	1,315,970
Equinix, Inc.	2,904	2,409,652
Extra Space Storage, Inc.	6,536	944,060
Iron Mountain, Inc.	9,033	609,908
Public Storage	4,896	1,386,498
SBA Communications Corp.	3,338	747,245
VICI Properties, Inc.	32,004	963,960
Weyerhaeuser Co.	22,583	740,045
		13,392,171
Specialty Retail 2.0%
AutoZone, Inc. (a)	546	1,508,123
Bath & Body Works, Inc.	7,034	300,070
Best Buy Co., Inc.	5,992	434,360
CarMax, Inc. (a)	4,909	349,423
Home Depot, Inc. (The)	30,938	10,919,876
Lowe's Cos., Inc.	17,853	3,799,833
O'Reilly Automotive, Inc. (a)	1,830	1,872,182
Ross Stores, Inc.	10,476	1,469,573
TJX Cos., Inc. (The)	35,393	3,359,150
Tractor Supply Co.	3,345	751,287
Ulta Beauty, Inc. (a)	1,523	764,622
		25,528,499
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc. (c)	452,267	83,398,035
Hewlett Packard Enterprise Co.	39,686	606,799
HP, Inc.	26,904	772,414
NetApp, Inc.	6,459	563,225
Seagate Technology Holdings plc	6,018	515,622
Western Digital Corp. (a)	10,031	574,274
		86,430,369
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica, Inc. (a)	3,562	1,616,507
NIKE, Inc., Class B	37,866	3,844,535
Ralph Lauren Corp.	1,230	176,714
Tapestry, Inc.	7,090	275,021
VF Corp.	10,226	168,320
		6,081,097
Tobacco 0.5%
Altria Group, Inc.	54,714	2,195,126

	Shares	Value
Common Stocks
Tobacco
Philip Morris International, Inc.	48,025	$ 4,363,071
		6,558,197
Trading Companies & Distributors 0.3%
Fastenal Co.	17,677	1,206,101
United Rentals, Inc.	2,097	1,311,464
WW Grainger, Inc.	1,367	1,224,340
		3,741,905
Water Utilities 0.1%
American Water Works Co., Inc.	6,023	746,972
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.	15,742	2,538,083
Total Common Stocks (d) (Cost $243,348,422)		1,258,344,736

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(e)(f)	1,477	1,507
Total Rights (Cost $1,507)		1,507

	Shares

Short-Term Investments 1.3%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 5.25% (g)	92,265	92,265
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 5.315% (g)(h)	161,674	161,674

	Principal Amount

U.S. Treasury Debt 1.3%
U.S. Treasury Bills
5.284%, due 3/19/24 (c)(i)	$ 16,300,000	16,187,764
Total Short-Term Investments (Cost $16,442,876)		16,441,703
Total Investments (Cost $259,792,805)	100.0%	1,274,787,946
Other Assets, Less Liabilities	(0.0)‡	(145,243)
Net Assets	100.0%	$ 1,274,642,703

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $155,038. The Fund received cash collateral with a value of $161,674.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Fund’s net assets.
(e)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,507, which represented less than one-tenth of a percent of the Fund’s net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Current yield as of January 31, 2024.
(h)	Represents a security purchased with cash collateral received for securities on loan.
(i)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 43	$ 1,326	$ (1,277)	$ —	$ —	$ 92	$ 1	$ —	92
Futures Contracts
As of January 31, 2024, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	65	March 2024	$ 15,559,128	$ 15,829,125	$ 269,997

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2024.
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,258,344,736	$ —	$ —	$ 1,258,344,736
Rights	—	—	1,507	1,507
Short-Term Investments
Affiliated Investment Company	92,265	—	—	92,265
Unaffiliated Investment Company	161,674	—	—	161,674
U.S. Treasury Debt	—	16,187,764	—	16,187,764
Total Short-Term Investments	253,939	16,187,764	—	16,441,703
Total Investments in Securities	1,258,598,675	16,187,764	1,507	1,274,787,946
Other Financial Instruments
Futures Contracts (b)	269,997	—	—	269,997
Total Investments in Securities and Other Financial Instruments	$ 1,258,868,672	$ 16,187,764	$ 1,507	$ 1,275,057,943

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Duration High Yield Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.0%
Convertible Bonds 1.8%
Energy-Alternate Sources 0.3%
NextEra Energy Partners LP (a)
(zero coupon), due 6/15/24	$ 1,700,000	$ 1,656,650
(zero coupon), due 11/15/25	1,000,000	888,500
2.50%, due 6/15/26	5,000,000	4,512,500
		7,057,650
Investment Companies 0.1%
Ares Capital Corp.
4.625%, due 3/1/24	1,500,000	1,569,375
Media 1.3%
Cable One, Inc.
(zero coupon), due 3/15/26	5,000,000	4,297,500
1.125%, due 3/15/28	2,775,000	2,129,813
DISH Network Corp.
2.375%, due 3/15/24	19,650,000	19,269,772
		25,697,085
Oil & Gas 0.1%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	269,000	2,438,294
Total Convertible Bonds (Cost $34,667,573)		36,762,404
Corporate Bonds 76.5%
Advertising 0.4%
Lamar Media Corp.
3.75%, due 2/15/28	5,500,000	5,115,000
4.875%, due 1/15/29	3,500,000	3,387,037
		8,502,037
Aerospace & Defense 2.8%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	3,400,000	3,361,750
TransDigm, Inc.
5.50%, due 11/15/27	10,545,000	10,259,322
6.25%, due 3/15/26 (a)	15,585,000	15,479,003
6.75%, due 8/15/28 (a)	18,085,000	18,380,925
7.50%, due 3/15/27	10,000,000	10,026,000
		57,507,000
Airlines 0.5%
American Airlines, Inc.
5.50%, due 4/20/26 (a)	1,125,000	1,112,638

	Principal Amount	Value
Corporate Bonds
Airlines
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	$ 1,167,250	$ 1,153,463
7.00%, due 5/1/25 (a)	4,375,000	4,455,313
7.375%, due 1/15/26	1,500,000	1,552,995
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,365,000	1,367,043
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (a)	2,000,000	1,305,000
		10,946,452
Auto Manufacturers 1.2%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	5,000,000	4,826,514
3.375%, due 11/13/25	1,000,000	959,736
3.664%, due 9/8/24	1,150,000	1,134,610
4.389%, due 1/8/26	3,000,000	2,923,687
5.125%, due 6/16/25	2,000,000	1,982,609
5.584%, due 3/18/24	840,000	839,709
6.80%, due 5/12/28	2,010,000	2,088,610
6.95%, due 3/6/26	5,000,000	5,112,256
6.95%, due 6/10/26	1,500,000	1,539,078
7.35%, due 11/4/27	2,000,000	2,103,759
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	1,930,000	1,951,886
		25,462,454
Auto Parts & Equipment 2.4%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	4,000,000	3,901,177
7.00%, due 4/15/28	650,000	664,548
IHO Verwaltungs GmbH (a)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	10,660,000	10,421,429
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	19,680,000	19,485,168
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,000,000	5,226,780
ZF North America Capital, Inc.
6.875%, due 4/14/28 (a)	8,350,000	8,601,319
		48,300,421
Building Materials 0.9%
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	8,987,000	8,706,157
Summit Materials LLC (a)
5.25%, due 1/15/29	5,045,000	4,885,830
6.50%, due 3/15/27	5,705,000	5,676,866
		19,268,853

	Principal Amount	Value
Corporate Bonds
Chemicals 2.4%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	$ 2,400,000	$ 1,593,120
Avient Corp.
5.75%, due 5/15/25 (a)	8,600,000	8,566,185
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	8,900,000	8,308,461
NOVA Chemicals Corp. (a)
4.875%, due 6/1/24	2,490,000	2,477,523
5.25%, due 6/1/27	6,125,000	5,695,967
8.50%, due 11/15/28	4,935,000	5,164,379
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	2,356,000	2,364,469
9.75%, due 11/15/28	6,800,000	7,194,226
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	1,500,000	1,392,870
SCIL IV LLC
5.375%, due 11/1/26 (a)	6,500,000	6,318,574
		49,075,774
Coal 0.1%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (a)	2,486,000	2,611,990
Commercial Services 2.4%
Alta Equipment Group, Inc.
5.625%, due 4/15/26 (a)	5,000,000	4,798,835
Gartner, Inc.
4.50%, due 7/1/28 (a)	5,500,000	5,248,744
Graham Holdings Co.
5.75%, due 6/1/26 (a)	11,022,000	10,884,225
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	2,000,000	1,963,860
Korn Ferry
4.625%, due 12/15/27 (a)	4,740,000	4,532,957
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,291,908
United Rentals North America, Inc.
3.875%, due 11/15/27	875,000	833,556
4.875%, due 1/15/28	1,450,000	1,415,181
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	8,250,000	7,809,244
6.125%, due 6/15/25	8,219,000	8,198,452
		48,976,962
Cosmetics & Personal Care 0.6%
Edgewell Personal Care Co.
5.50%, due 6/1/28 (a)	12,700,000	12,431,014

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale 0.4%
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (a)	$ 4,765,000	$ 4,777,669
Ritchie Bros Holdings, Inc.
6.75%, due 3/15/28 (a)	2,500,000	2,550,175
		7,327,844
Diversified Financial Services 1.3%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	7,950,000	8,253,195
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	2,000,000	2,067,195
Enact Holdings, Inc.
6.50%, due 8/15/25 (a)	7,665,000	7,647,907
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	3,690,000	3,331,345
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	1,350,000	1,299,936
StoneX Group, Inc.
8.625%, due 6/15/25 (a)	3,500,000	3,536,820
		26,136,398
Electric 1.4%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	6,000,000	5,712,616
DPL, Inc.
4.125%, due 7/1/25	3,650,000	3,554,542
NextEra Energy Operating Partners LP (a)
3.875%, due 10/15/26	3,500,000	3,309,196
4.25%, due 7/15/24	4,030,000	3,987,490
4.50%, due 9/15/27	4,200,000	3,943,954
NRG Energy, Inc.
6.625%, due 1/15/27	2,500,000	2,506,573
PG&E Corp.
5.00%, due 7/1/28	1,000,000	966,313
Vistra Corp.
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (a)(d)(e)	4,100,000	4,088,301
		28,068,985
Electrical Components & Equipment 0.5%
EnerSys
4.375%, due 12/15/27 (a)	2,585,000	2,431,012
WESCO Distribution, Inc.
7.125%, due 6/15/25 (a)	7,650,000	7,690,622
		10,121,634
Entertainment 4.3%
Affinity Interactive
6.875%, due 12/15/27 (a)	1,350,000	1,221,678

	Principal Amount	Value
Corporate Bonds
Entertainment
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	$ 8,995,000	$ 8,567,165
5.50%, due 4/1/27	21,465,000	21,205,321
International Game Technology plc (a)
4.125%, due 4/15/26	9,950,000	9,636,667
6.25%, due 1/15/27	1,630,000	1,639,635
6.50%, due 2/15/25	963,000	964,408
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	500,000	474,410
6.75%, due 2/15/29	1,485,000	1,370,150
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	6,500,000	6,492,330
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	4,150,000	3,953,165
6.50%, due 5/15/27	15,150,000	15,305,575
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	1,500,000	1,481,250
Vail Resorts, Inc.
6.25%, due 5/15/25 (a)	15,582,000	15,604,516
		87,916,270
Food 0.7%
B&G Foods, Inc.
5.25%, due 4/1/25	1,754,000	1,723,730
8.00%, due 9/15/28 (a)	2,325,000	2,423,557
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	2,605,000	2,514,189
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	4,000,000	3,439,089
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	5,000,000	4,200,000
		14,300,565
Forest Products & Paper 1.1%
Mercer International, Inc.
5.50%, due 1/15/26	15,100,000	14,548,714
12.875%, due 10/1/28 (a)	6,325,000	6,784,056
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	1,000,000	1,031,701
		22,364,471
Hand & Machine Tools 0.5%
Regal Rexnord Corp. (a)
6.05%, due 2/15/26	2,875,000	2,905,600
6.05%, due 4/15/28	3,720,000	3,774,490
Werner FinCo. LP
11.50%, due 6/15/28 (a)	3,000,000	3,157,500
		9,837,590

	Principal Amount	Value
Corporate Bonds
Healthcare-Products 1.2%
Bausch & Lomb Escrow Corp.
8.375%, due 10/1/28 (a)	$ 6,720,000	$ 6,972,470
Hologic, Inc.
4.625%, due 2/1/28 (a)	5,800,000	5,596,964
Teleflex, Inc.
4.25%, due 6/1/28 (a)	2,850,000	2,703,710
4.625%, due 11/15/27	2,000,000	1,940,260
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	7,500,000	7,620,825
		24,834,229
Healthcare-Services 3.1%
Acadia Healthcare Co., Inc.
5.50%, due 7/1/28 (a)	6,000,000	5,865,553
Catalent Pharma Solutions, Inc.
5.00%, due 7/15/27 (a)	5,216,000	5,018,382
Encompass Health Corp.
4.50%, due 2/1/28	6,000,000	5,731,191
5.75%, due 9/15/25	4,335,000	4,307,391
HCA, Inc.
5.375%, due 2/1/25	13,100,000	13,087,941
5.875%, due 2/15/26	2,000,000	2,018,918
7.58%, due 9/15/25	5,623,000	5,799,432
8.36%, due 4/15/24	10,000,000	10,044,387
IQVIA, Inc. (a)
5.00%, due 10/15/26	5,515,000	5,393,695
5.70%, due 5/15/28	3,000,000	3,055,186
ModivCare, Inc.
5.875%, due 11/15/25 (a)	4,000,000	3,950,280
		64,272,356
Holding Companies-Diversified 1.2%
Benteler International AG
10.50%, due 5/15/28 (a)	11,500,000	12,272,706
Stena International SA
6.125%, due 2/1/25 (a)	13,250,000	13,250,000
		25,522,706
Home Builders 1.2%
Adams Homes, Inc.
7.50%, due 2/15/25 (a)	2,234,000	2,219,145
Century Communities, Inc.
6.75%, due 6/1/27	5,000,000	5,037,205
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	4,000,000	3,920,000
Meritage Homes Corp.
5.125%, due 6/6/27	1,500,000	1,470,237
6.00%, due 6/1/25	624,000	622,527

	Principal Amount	Value
Corporate Bonds
Home Builders
Shea Homes LP
4.75%, due 2/15/28	$ 1,150,000	$ 1,091,898
STL Holding Co. LLC (a)
7.50%, due 2/15/26	1,645,000	1,672,981
8.75%, due 2/15/29	1,590,000	1,617,189
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	6,865,000	6,751,027
		24,402,209
Household Products & Wares 0.3%
Central Garden & Pet Co.
5.125%, due 2/1/28	6,500,000	6,291,260
Housewares 0.2%
Newell Brands, Inc.
4.875%, due 6/1/25	1,750,000	1,716,797
Scotts Miracle-Gro Co. (The)
5.25%, due 12/15/26	1,650,000	1,594,112
		3,310,909
Insurance 0.6%
MGIC Investment Corp.
5.25%, due 8/15/28	2,000,000	1,947,965
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	10,245,000	10,347,450
		12,295,415
Internet 1.5%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	5,100,000	4,979,232
Gen Digital, Inc. (a)
5.00%, due 4/15/25	7,175,000	7,136,470
6.75%, due 9/30/27	2,000,000	2,030,348
Go Daddy Operating Co. LLC
5.25%, due 12/1/27 (a)	4,500,000	4,418,100
Match Group Holdings II LLC
5.00%, due 12/15/27 (a)	1,500,000	1,451,227
Netflix, Inc.
5.75%, due 3/1/24	4,980,000	4,979,797
5.875%, due 2/15/25	665,000	669,788
Uber Technologies, Inc. (a)
6.25%, due 1/15/28	1,800,000	1,810,080
7.50%, due 9/15/27	3,500,000	3,575,992
		31,051,034
Investment Companies 0.6%
Icahn Enterprises LP
4.75%, due 9/15/24	12,500,000	12,428,485

	Principal Amount	Value
Corporate Bonds
Iron & Steel 1.6%
Allegheny Ludlum LLC
6.95%, due 12/15/25	$ 2,430,000	$ 2,467,036
Big River Steel LLC
6.625%, due 1/31/29 (a)	8,260,000	8,374,153
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	3,010,000	3,078,217
8.125%, due 5/1/27	11,400,000	11,514,000
9.25%, due 10/1/28	6,490,000	6,855,062
		32,288,468
Leisure Time 2.4%
Carnival Corp. (a)
4.00%, due 8/1/28	6,000,000	5,550,073
5.75%, due 3/1/27	10,560,000	10,403,734
7.625%, due 3/1/26	9,660,000	9,812,425
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	15,185,000	16,611,785
Royal Caribbean Cruises Ltd.
9.25%, due 1/15/29 (a)	6,025,000	6,471,597
		48,849,614
Lodging 1.6%
Boyd Gaming Corp.
4.75%, due 12/1/27	15,770,000	15,233,820
Genting New York LLC
3.30%, due 2/15/26 (a)	1,000,000	927,354
Hilton Domestic Operating Co., Inc. (a)
5.375%, due 5/1/25	5,590,000	5,568,977
5.75%, due 5/1/28	2,000,000	2,002,438
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	3,035,000	2,978,378
Marriott International, Inc.
Series EE
5.75%, due 5/1/25	932,000	938,842
Station Casinos LLC
4.50%, due 2/15/28 (a)	5,000,000	4,700,131
		32,349,940
Machinery—Construction & Mining 0.2%
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	4,500,000	4,175,751
Machinery-Diversified 0.8%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(g)(h)	3,425,000	—
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	2,000,000	2,090,000

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	$ 14,163,000	$ 13,656,156
		15,746,156
Media 4.1%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	1,500,000	1,347,735
CCO Holdings LLC (a)
5.00%, due 2/1/28	17,295,000	16,254,440
5.125%, due 5/1/27	1,500,000	1,446,774
5.50%, due 5/1/26	13,485,000	13,361,171
CSC Holdings LLC
5.25%, due 6/1/24	9,250,000	9,238,011
6.50%, due 2/1/29 (a)	1,000,000	850,064
11.25%, due 5/15/28 (a)	4,020,000	4,073,369
11.75%, due 1/31/29 (a)	3,095,000	3,143,685
DIRECTV Financing LLC
5.875%, due 8/15/27 (a)	13,000,000	12,358,979
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (a)	14,275,000	13,750,560
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	1,670,000	1,436,200
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(f)(h)	3,000,000	2,772,600
Videotron Ltd.
5.125%, due 4/15/27 (a)	3,500,000	3,447,500
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	700,000	673,265
Virgin Media Vendor Financing Notes IV DAC
5.00%, due 7/15/28 (a)	1,000,000	941,353
		85,095,706
Metal Fabricate & Hardware 0.1%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (a)	1,500,000	1,444,559
Mining 1.2%
Century Aluminum Co.
7.50%, due 4/1/28 (a)	8,115,000	7,835,109
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	2,000,000	1,972,640
First Quantum Minerals Ltd. (a)
6.875%, due 3/1/26	1,050,000	1,000,171
6.875%, due 10/15/27	4,500,000	4,074,705
7.50%, due 4/1/25	3,880,000	3,831,771
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	5,816,000	5,118,080

	Principal Amount	Value
Corporate Bonds
Mining
Novelis Corp.
3.25%, due 11/15/26 (a)	$ 1,000,000	$ 936,324
		24,768,800
Miscellaneous—Manufacturing 2.1%
Amsted Industries, Inc.
5.625%, due 7/1/27 (a)	6,550,000	6,460,658
Calderys Financing LLC
11.25%, due 6/1/28 (a)	2,985,000	3,172,826
EnPro, Inc.
5.75%, due 10/15/26	9,334,000	9,257,088
Gates Global LLC
6.25%, due 1/15/26 (a)	8,385,000	8,385,838
Hillenbrand, Inc.
5.00%, due 9/15/26 (i)	6,080,000	5,943,202
5.75%, due 6/15/25	3,515,000	3,497,146
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	4,500,000	4,273,170
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	2,825,000	2,934,413
		43,924,341
Oil & Gas 6.7%
Ascent Resources Utica Holdings LLC (a)
7.00%, due 11/1/26	3,900,000	3,897,717
9.00%, due 11/1/27	1,556,000	1,972,230
California Resources Corp.
7.125%, due 2/1/26 (a)	4,520,000	4,572,044
Chevron USA, Inc.
3.90%, due 11/15/24	4,550,000	4,511,910
Chord Energy Corp.
6.375%, due 6/1/26 (a)	3,280,000	3,279,796
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,900,000	1,850,497
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	1,000,000	918,249
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	7,800,000	7,741,500
Gulfport Energy Corp.
8.00%, due 5/17/26	94,221	94,692
8.00%, due 5/17/26 (a)	4,510,560	4,533,113
Hess Corp.
3.50%, due 7/15/24	910,000	901,122
HF Sinclair Corp.
6.375%, due 4/15/27 (a)	3,538,000	3,552,777
Matador Resources Co.
5.875%, due 9/15/26	9,120,000	9,038,023

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (a)	$ 1,111,000	$ 1,106,869
Occidental Petroleum Corp.
5.50%, due 12/1/25	2,000,000	2,007,310
5.55%, due 3/15/26	1,000,000	1,006,359
5.875%, due 9/1/25	3,160,000	3,181,392
Parkland Corp.
5.875%, due 7/15/27 (a)	9,915,000	9,837,275
PDC Energy, Inc.
5.75%, due 5/15/26	2,775,000	2,769,034
Permian Resources Operating LLC (a)
5.375%, due 1/15/26	6,100,000	6,020,233
7.75%, due 2/15/26	3,000,000	3,047,993
Range Resources Corp.
4.875%, due 5/15/25	3,900,000	3,851,250
SM Energy Co.
6.75%, due 9/15/26	3,670,000	3,665,046
Southwestern Energy Co.
5.70%, due 1/23/25 (i)	2,199,000	2,185,707
Talos Production, Inc.
9.00%, due 2/1/29 (a)	8,250,000	8,360,072
12.00%, due 1/15/26	11,410,000	11,763,710
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	5,200,000	5,322,720
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	9,033,750	9,034,382
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	7,445,000	7,695,003
Viper Energy, Inc.
5.375%, due 11/1/27 (a)	1,500,000	1,476,015
Vital Energy, Inc.
10.125%, due 1/15/28	7,410,000	7,760,582
		136,954,622
Oil & Gas Services 0.8%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	9,500,000	9,299,265
Nine Energy Service, Inc.
13.00%, due 2/1/28	4,500,000	3,871,170
Oceaneering International, Inc.
6.00%, due 2/1/28	3,000,000	2,930,730
Weatherford International Ltd.
6.50%, due 9/15/28 (a)	832,000	849,414
		16,950,579
Packaging & Containers 0.3%
Cascades USA, Inc.
5.125%, due 1/15/26 (a)	4,831,000	4,746,458

	Principal Amount	Value
Corporate Bonds
Packaging & Containers
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	$ 1,000,000	$ 995,702
Sealed Air Corp.
6.125%, due 2/1/28 (a)	935,000	938,314
		6,680,474
Pharmaceuticals 2.0%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	3,400,000	3,298,000
Bausch Health Cos., Inc.
11.00%, due 9/30/28 (a)	6,250,000	4,251,875
Endo DAC
5.875%, due 10/15/24 (a)(g)(j)	13,150,000	8,643,009
Organon & Co.
4.125%, due 4/30/28 (a)	11,500,000	10,521,920
Par Pharmaceutical, Inc.
8.50%, due 4/1/27 (a)(g)(j)	1,990,000	1,312,958
Prestige Brands, Inc.
5.125%, due 1/15/28 (a)	13,000,000	12,724,660
		40,752,422
Pipelines 5.6%
Antero Midstream Partners LP
5.75%, due 3/1/27 (a)	7,690,000	7,632,846
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	3,700,000	3,657,138
EQM Midstream Partners LP
4.125%, due 12/1/26	1,000,000	962,947
6.00%, due 7/1/25 (a)	2,195,000	2,190,284
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	7,110,000	7,448,009
Genesis Energy LP
6.25%, due 5/15/26	7,000,000	6,967,636
8.00%, due 1/15/27	9,300,000	9,409,480
8.25%, due 1/15/29	1,950,000	2,004,629
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	7,224,000	7,178,489
New Fortress Energy, Inc. (a)
6.50%, due 9/30/26	4,000,000	3,875,310
6.75%, due 9/15/25	1,000,000	988,051
NuStar Logistics LP
5.75%, due 10/1/25	1,500,000	1,496,250
6.00%, due 6/1/26	1,525,000	1,521,493
Plains All American Pipeline LP
Series B
9.751% (3 Month SOFR + 4.372%), due 3/1/24 (d)(e)	18,663,000	18,453,566
Rockies Express Pipeline LLC
3.60%, due 5/15/25 (a)	3,805,000	3,692,361

	Principal Amount	Value
Corporate Bonds
Pipelines
Summit Midstream Holdings LLC
9.00%, due 10/15/26 (a)(i)	$ 5,165,000	$ 5,165,517
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	1,500,000	1,444,005
6.00%, due 3/1/27	6,000,000	5,902,500
7.375%, due 2/15/29	3,730,000	3,720,725
TransMontaigne Partners LP
6.125%, due 2/15/26	4,600,000	4,232,573
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	9,580,000	9,682,397
9.50%, due 2/1/29	3,000,000	3,186,117
Western Midstream Operating LP
4.65%, due 7/1/26	4,315,000	4,249,937
		115,062,260
Real Estate Investment Trusts 3.4%
GLP Capital LP
5.25%, due 6/1/25	2,500,000	2,488,776
5.375%, due 4/15/26	700,000	697,624
Iron Mountain, Inc.
4.875%, due 9/15/27 (a)	5,000,000	4,831,548
MPT Operating Partnership LP
5.00%, due 10/15/27	9,440,000	7,145,028
5.25%, due 8/1/26	8,700,000	7,359,970
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	500,000	464,805
4.75%, due 10/15/27	9,375,000	8,999,488
7.25%, due 7/15/28 (a)	2,220,000	2,288,387
SBA Communications Corp.
3.875%, due 2/15/27	2,000,000	1,908,642
VICI Properties LP (a)
3.50%, due 2/15/25	9,615,000	9,380,394
4.625%, due 6/15/25	2,985,000	2,940,867
5.625%, due 5/1/24	19,681,000	19,650,357
Vornado Realty LP
3.50%, due 1/15/25	2,500,000	2,437,203
		70,593,089
Retail 3.7%
1011778 B.C. Unlimited Liability Co.
3.875%, due 1/15/28 (a)	11,500,000	10,822,490
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	12,105,000	11,380,545
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	2,830,000	2,811,375
Dave & Buster's, Inc.
7.625%, due 11/1/25 (a)	2,160,000	2,184,451

	Principal Amount	Value
Corporate Bonds
Retail
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	$ 2,000,000	$ 1,843,816
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	6,300,000	5,890,941
KFC Holding Co.
4.75%, due 6/1/27 (a)	9,157,000	8,960,216
Murphy Oil USA, Inc.
5.625%, due 5/1/27	5,670,000	5,663,310
NMG Holding Co., Inc.
7.125%, due 4/1/26 (a)	21,478,000	20,941,365
Patrick Industries, Inc.
7.50%, due 10/15/27 (a)	3,547,000	3,564,735
PetSmart, Inc.
4.75%, due 2/15/28 (a)	3,000,000	2,802,491
		76,865,735
Software 2.6%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	2,500,000	2,471,220
Camelot Finance SA
4.50%, due 11/1/26 (a)	16,420,000	15,831,724
Open Text Corp. (a)
3.875%, due 2/15/28	3,725,000	3,459,965
6.90%, due 12/1/27	2,850,000	2,956,533
PTC, Inc. (a)
3.625%, due 2/15/25	10,320,000	10,130,613
4.00%, due 2/15/28	4,600,000	4,341,250
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	11,000,000	10,798,020
Veritas US, Inc.
7.50%, due 9/1/25 (a)	4,740,000	4,050,532
		54,039,857
Telecommunications 2.4%
Connect Finco SARL
6.75%, due 10/1/26 (a)	7,170,000	7,007,475
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	3,250,000	2,999,347
5.875%, due 10/15/27	5,150,000	4,953,427
Sprint LLC
7.625%, due 2/15/25	1,400,000	1,424,078
T-Mobile USA, Inc.
2.25%, due 2/15/26	24,000,000	22,754,146
4.75%, due 2/1/28	7,555,000	7,514,806
5.375%, due 4/15/27	570,000	572,862
Viasat, Inc.
5.625%, due 9/15/25 (a)	1,525,000	1,473,531
		48,699,672

	Principal Amount	Value
Corporate Bonds
Toys, Games & Hobbies 0.5%
Mattel, Inc. (a)
3.375%, due 4/1/26	$ 5,469,000	$ 5,218,096
5.875%, due 12/15/27	4,265,000	4,280,648
		9,498,744
Transportation 0.6%
RXO, Inc.
7.50%, due 11/15/27 (a)	1,500,000	1,545,007
Watco Cos. LLC
6.50%, due 6/15/27 (a)	10,000,000	9,938,200
		11,483,207
Total Corporate Bonds (Cost $1,569,155,361)		1,569,789,313
Loan Assignments 16.7%
Aerospace & Defense 0.4%
SkyMiles IP Ltd.
Initial Term Loan
9.068% (3 Month SOFR + 3.75%), due 10/20/27 (d)	3,375,000	3,448,406
TransDigm, Inc.
Tranche Term Loan J
8.598% (1 Month SOFR + 3.25%), due 2/28/31 (d)	4,500,000	4,503,578
		7,951,984
Automobile 0.3%
Dealer Tire Financial LLC
Term Loan B3
9.083% (1 Month SOFR + 3.75%), due 12/14/27 (d)	3,465,000	3,456,337
Tenneco, Inc.
First Lien Term Loan B 10.448% - 10.469%
(3 Month SOFR + 5.00%), due 11/17/28 (d)	3,850,000	3,480,639
		6,936,976
Banking 0.3%
Jane Street Group LLC
2024 Repricing Term Loan
7.951% (1 Month SOFR + 2.50%), due 1/26/28 (d)	6,543,325	6,507,337
Beverage, Food & Tobacco 0.3%
B&G Foods, Inc.
Tranche Term Loan B4
7.833% (1 Month SOFR + 2.50%), due 10/10/26 (d)	2,599,999	2,587,405
United Natural Foods, Inc.
Initial Term Loan
8.697% (1 Month SOFR + 3.25%), due 10/22/25 (d)	3,530,054	3,520,826
		6,108,231

	Principal Amount	Value
Loan Assignments
Capital Equipment 0.1%
DexKo Global, Inc.
First Lien 2023 Incremental Term Loan
9.598% (3 Month SOFR + 4.25%), due 10/4/28 (d)	$ 2,500,000	$ 2,491,875
Cargo Transport 0.3%
GN Loanco LLC
Term Loan B
9.833% (1 Month SOFR + 4.50%), due 12/19/30 (d)	5,600,000	5,470,500
Chemicals 0.2%
ASP Unifrax Holdings, Inc.
First Lien USD Term Loan
9.248% (3 Month SOFR + 3.75%), due 12/12/25 (d)	3,937,930	3,742,510
Chemicals, Plastics & Rubber 1.6%
Innophos Holdings, Inc.
Initial Term Loan
8.697% (1 Month SOFR + 3.25%), due 2/5/27 (d)	8,102,720	7,987,257
Jazz Pharmaceuticals plc
Additional Dollar Tranche Term Loan B1
8.447% (1 Month SOFR + 3.00%), due 5/5/28 (d)	16,378,825	16,365,181
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1 9.447% - 9.451%
(1 Month SOFR + 4.00%), due 3/16/27 (d)	7,432,655	7,410,587
		31,763,025
Electronics 0.9%
Camelot U.S. Acquisition LLC (d)
Initial Term Loan 8.447% - 8.47%
(1 Month SOFR + 3.00%), due 10/30/26	7,035,709	7,026,914
Amendment No. 2 Incremental Term Loan
8.447% (1 Month SOFR + 3.00%), due 10/30/26	4,074,976	4,069,035
Vertiv Group Corp.
Term Loan B1
7.967% (1 Month SOFR + 2.50%), due 3/2/27 (d)	2,493,750	2,495,309
WEX, Inc.
Term Loan B1
7.47% (1 Month SOFR + 2.25%), due 3/31/28 (d)	4,945,015	4,924,409
		18,515,667
Energy (Electricity) 0.5%
Talen Energy Supply LLC (d)
Initial Term Loan B
9.869% (3 Month SOFR + 4.50%), due 5/17/30	6,583,347	6,589,522
Initial Term Loan C
9.869% (3 Month SOFR + 4.50%), due 5/17/30	4,028,571	4,032,350
		10,621,872

	Principal Amount	Value
Loan Assignments
Entertainment 0.3%
ECL Entertainment LLC
Term Loan B
10.083% (1 Month SOFR + 4.75%), due 9/3/30 (d)	$ 2,493,750	$ 2,493,750
NAI Entertainment Holdings LLC
Tranche Term Loan B
8.446% (1 Month SOFR + 3.00%), due 5/8/25 (d)	2,902,758	2,883,711
		5,377,461
Finance 1.0%
Aretec Group, Inc.
Term Loan B1
9.933% (1 Month SOFR + 4.50%), due 8/9/30 (d)	1,994,987	1,994,710
Mativ Holdings, Inc.
Term Loan B
9.197% (1 Month SOFR + 3.75%), due 4/20/28 (d)	1,448,926	1,445,304
Mileage Plus Holdings LLC
Initial Term Loan
10.77% (3 Month SOFR + 5.25%), due 6/21/27 (d)	1,750,000	1,801,704
Osaic Holdings, Inc.
Term Loan B2
9.833% (1 Month SOFR + 4.50%), due 8/17/28 (d)	2,400,000	2,395,351
RealTruck Group, Inc. (d)
Initial Term Loan
8.947% (1 Month SOFR + 3.50%), due 1/31/28	8,701,880	8,557,759
Second Amendment Incremental Term Loan
10.447% (1 Month SOFR + 5.00%), due 1/31/28	5,000,000	4,918,750
		21,113,578
Healthcare & Pharmaceuticals 0.3%
Bausch & Lomb Corp.
First Incremental Term Loan
9.333% (1 Month SOFR + 4.00%), due 9/29/28 (d)	2,693,250	2,639,385
Owens & Minor, Inc.
Term Loan B1 9.183% - 9.198%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/29/29 (d)	3,188,167	3,188,167
		5,827,552
Healthcare, Education & Childcare 1.2%
Endo Luxembourg Finance Co. I SARL
2021 Term Loan
14.50% (1 Month PRIME + 6.00%), due 3/27/28 (d)	3,000,000	2,047,500
LifePoint Health, Inc.
2023 Refinancing Term Loan
11.087% (3 Month SOFR + 5.50%), due 11/16/28 (d)	16,000,000	15,953,328
Organon & Co.
Dollar Term Loan
8.45% (1 Month SOFR + 3.00%), due 6/2/28 (d)	7,627,500	7,608,431
		25,609,259

	Principal Amount	Value
Loan Assignments
High Tech Industries 0.6%
Central Parent LLC
First Lien 2023 Refinancing Term Loan
9.348% (3 Month SOFR + 4.00%), due 7/6/29 (d)	$ 1,989,975	$ 1,992,048
Open Text Corp.
2023 Replacement Term Loan
8.183% (1 Month SOFR + 2.75%), due 1/31/30 (d)	9,340,690	9,340,690
		11,332,738
Hotel, Gaming & Leisure 0.1%
Merlin Buyer, Inc.
USD Dollar Denominated Term Loan
9.11%, due 11/12/29	2,900,000	2,880,062
Hotels, Motels, Inns & Gaming 0.6%
Caesars Entertainment, Inc.
Term Loan B1
8.04%, due 1/24/31	6,200,000	6,181,915
Four Seasons Holdings, Inc.
First Lien 2023 Repricing Term Loan
7.933% (1 Month SOFR + 2.50%), due 11/30/29 (d)	5,275,535	5,272,238
		11,454,153
Insurance 0.2%
USI, Inc.
2023 Term Loan B
8.348% (3 Month SOFR + 3.00%), due 11/22/29 (d)	4,629,308	4,616,906
Leisure, Amusement, Motion Pictures & Entertainment 0.3%
Carnival Corp.
Initial Advance Term Loan
8.336% (1 Month SOFR + 3.00%), due 8/9/27 (d)	5,572,000	5,568,517
NASCAR Holdings LLC
Initial Term Loan
7.947% (1 Month SOFR + 2.50%), due 10/19/26 (d)	930,612	933,229
		6,501,746
Manufacturing 0.8%
Adient U.S. LLC
Term Loan B1
8.72% (1 Month SOFR + 3.25%), due 4/10/28 (d)	6,032,500	6,034,654
Chart Industries, Inc.
Amendment No. 5 Term Loan
8.698% (1 Month SOFR + 3.25%), due 3/15/30 (d)	5,467,197	5,467,197
Summit Materials LLC
Incremental Cov-Lite Term Loan B
7.826%, due 11/30/28	4,250,000	4,256,375
		15,758,226

	Principal Amount	Value
Loan Assignments
Media 1.4%
Block Communications, Inc.
Term Loan
7.86% (3 Month SOFR + 2.25%), due 2/25/27 (d)	$ 11,309,375	$ 10,932,400
DIRECTV Financing LLC
2024 Refinancing Term Loan B
10.83% (3 Month SOFR + 5.25%), due 8/2/29 (d)	12,934,802	12,929,408
Lamar Media Corp.
Term Loan B
6.933% (1 Month SOFR + 1.50%), due 2/5/27 (d)	5,000,000	4,984,820
		28,846,628
Mining, Steel, Iron & Non-Precious Metals 0.3%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.447% (1 Month SOFR + 4.00%), due 6/9/28 (d)	4,308,951	4,111,459
Gates Global LLC
Initial Dollar Term Loan B3
7.933% (1 Month SOFR + 2.50%), due 3/31/27 (d)	2,961,832	2,956,705
		7,068,164
Oil & Gas 1.1%
GIP III Stetson I LP
2023 Initial Term Loan
9.683% (1 Month SOFR + 4.25%), due 10/31/28 (d)	4,376,227	4,389,355
GIP Pilot Acquisition Partners LP
Initial Term Loan
8.327% (3 Month SOFR + 3.00%), due 10/4/30 (d)	5,150,000	5,147,852
New Fortress Energy, Inc.
Initial Term Loan
10.317% (3 Month SOFR + 5.00%), due 10/30/28 (d)	4,700,000	4,697,063
NGL Energy Operating LLC
Term Loan
9.826%, due 1/27/31	2,850,000	2,842,875
PetroQuest Energy LLC (b)(f)
Term Loan
15.00%, due 11/8/25	4,338,627	2,082,541
2020 Term Loan
15.00% (15.00% PIK) (1 Month LIBOR + 6.50%), due 9/19/26 (c)(d)	282,527	282,527
Term Loan
15.00% (1 Month LIBOR + 6.50%), due 1/1/28 (d)	367,680	367,680
TransMontaigne Operating Co. LP
Tranche Term Loan B
8.947% (1 Month SOFR + 3.50%), due 11/17/28 (d)	2,940,000	2,906,399
		22,716,292
Personal, Food & Miscellaneous Services 0.4%
1011778 B.C. Unlimited Liability Co.
Term Loan B5
7.583% (1 Month SOFR + 2.25%), due 9/20/30 (d)	3,500,000	3,479,217

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services
KFC Holding Co.
2021 Term Loan B
7.196% (1 Month SOFR + 1.75%), due 3/15/28 (d)	$ 2,565,641	$ 2,562,077
WW International, Inc.
Initial Term Loan
8.947% (1 Month SOFR + 3.50%), due 4/13/28 (d)	5,043,625	2,929,504
		8,970,798
Retail 1.6%
Great Outdoors Group LLC
Term Loan B2
9.197% (1 Month SOFR + 3.75%), due 3/6/28 (d)	32,017,726	31,909,666
Services: Business 0.5%
Brown Group Holdings LLC
Facility Incremental Term Loan B2 8.356% - 8.388%
(1 Month SOFR + 3.00%, 3 Month SOFR + 3.00%), due 7/2/29 (d)	2,000,000	1,991,428
Dun & Bradstreet Corp. (The)
Refinancing Term Loan
8.187% (1 Month SOFR + 2.75%), due 2/6/26 (d)	2,785,237	2,784,076
GIP II Blue Holding LP
Initial Term Loan
9.941%, due 9/29/28	5,254,206	5,253,265
		10,028,769
Software 0.4%
Cloud Software Group, Inc.
First Lien Dollar Term Loan B
9.948% (3 Month SOFR + 4.50%), due 3/30/29 (d)	7,883,535	7,725,108
Telecommunications 0.4%
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
8.833% (1 Month SOFR + 3.50%), due 12/11/26 (d)	8,566,250	8,549,117
Utilities 0.3%
Constellation Renewables LLC
Term Loan
8.15% (3 Month SOFR + 2.50%), due 12/15/27 (d)	2,609,840	2,597,879

	Principal Amount	Value
Loan Assignments
Utilities
PG&E Corp.
Term Loan
7.833% (1 Month SOFR + 2.50%), due 6/23/27 (d)	$ 3,250,000	$ 3,248,375
		5,846,254
Total Loan Assignments (Cost $342,758,563)		342,242,454
Total Long-Term Bonds (Cost $1,946,581,497)		1,948,794,171

	Shares

Common Stocks 0.5%
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(f)(k)	2,021	555,775
Energy Equipment & Services 0.0% ‡
Nine Energy Service, Inc. (k)	20,186	48,648
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (h)	20,915	888,888
Oil, Gas & Consumable Fuels 0.4%
Gulfport Energy Corp. (k)	56,790	7,206,651
PetroQuest Energy, Inc. (b)(f)(k)	11,867	—
Talos Energy, Inc. (k)	71,517	927,575
		8,134,226
Total Common Stocks (Cost $10,087,982)		9,627,537
Preferred Stock 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (b)(f)(k)	4,501	4,050,900
Total Preferred Stock (Cost $4,295,472)		4,050,900
Total Investments (Cost $1,960,964,951)	95.7%	1,962,472,608
Other Assets, Less Liabilities	4.3	88,365,630
Net Assets	100.0%	$ 2,050,838,238

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $12,550,317, which represented 0.6% of the Fund’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate—Rate shown was the rate in effect as of January 31, 2024.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in non-accrual status.
(h)	Restricted security.
(i)	Step coupon—Rate shown was the rate in effect as of January 31, 2024.
(j)	Issue in default.
(k)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 36,762,404	$ —	$ 36,762,404
Corporate Bonds	—	1,567,016,713	2,772,600	1,569,789,313
Loan Assignments	—	339,509,706	2,732,748	342,242,454
Total Long-Term Bonds	—	1,943,288,823	5,505,348	1,948,794,171
Common Stocks	8,182,874	888,888	555,775	9,627,537
Preferred Stock	—	—	4,050,900	4,050,900
Total Investments in Securities	$ 8,182,874	$ 1,944,177,711	$ 10,112,023	$ 1,962,472,608

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay WMC Small Companies Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 97.5%
Aerospace & Defense 1.9%
BWX Technologies, Inc.	59,559	$ 4,852,867
Automobile Components 3.6%
Dana, Inc.	155,621	2,110,221
Goodyear Tire & Rubber Co. (The) (a)	280,806	3,914,436
XPEL, Inc. (a)	59,578	3,184,444
		9,209,101
Banks 7.8%
Banner Corp.	41,620	1,938,660
OFG Bancorp	78,531	2,887,585
Old National Bancorp	229,158	3,774,232
Stellar Bancorp, Inc.	120,217	3,009,031
United Community Banks, Inc.	106,894	2,922,482
Veritex Holdings, Inc.	130,708	2,746,175
WSFS Financial Corp.	59,227	2,636,194
		19,914,359
Biotechnology 7.8%
4D Molecular Therapeutics, Inc. (a)	5,670	97,807
89bio, Inc. (a)	13,122	129,908
ACADIA Pharmaceuticals, Inc. (a)	20,432	529,393
Agios Pharmaceuticals, Inc. (a)	13,473	304,759
Akero Therapeutics, Inc. (a)	8,742	188,915
Alpine Immune Sciences, Inc. (a)	8,467	225,307
ALX Oncology Holdings, Inc. (a)(b)	5,461	78,693
Amicus Therapeutics, Inc. (a)	46,354	576,180
Apogee Therapeutics, Inc. (a)(b)	4,049	135,641
Arcellx, Inc. (a)	4,949	306,046
Arcturus Therapeutics Holdings, Inc. (a)	4,049	133,495
Arcutis Biotherapeutics, Inc. (a)(b)	17,123	100,512
Ardelyx, Inc. (a)	34,730	303,193
Arrowhead Pharmaceuticals, Inc. (a)	15,530	498,513
Avidity Biosciences, Inc. (a)	10,847	132,659
Beam Therapeutics, Inc. (a)	9,832	239,901
Biohaven Ltd. (a)	9,557	425,095
Biomea Fusion, Inc. (a)(b)	4,608	83,313
Blueprint Medicines Corp. (a)	8,258	656,759
Cabaletta Bio, Inc. (a)	5,774	118,251
Caribou Biosciences, Inc. (a)	17,446	106,944
Celldex Therapeutics, Inc. (a)	21,323	750,996
Crinetics Pharmaceuticals, Inc. (a)	11,728	427,837
Cytokinetics, Inc. (a)	11,823	923,731
Day One Biopharmaceuticals, Inc. (a)	10,818	162,811
Denali Therapeutics, Inc. (a)	14,554	233,010
Disc Medicine, Inc. (a)	3,148	206,981
Dyne Therapeutics, Inc. (a)	8,069	172,677
Geron Corp. (a)	74,949	137,906

	Shares	Value
Common Stocks
Biotechnology
Halozyme Therapeutics, Inc. (a)	17,683	$ 598,570
Immunovant, Inc. (a)	9,510	346,259
Inhibrx, Inc. (a)	5,196	200,202
Intellia Therapeutics, Inc. (a)	12,411	295,630
Iovance Biotherapeutics, Inc. (a)	36,019	278,427
Ironwood Pharmaceuticals, Inc. (a)	32,540	461,743
Krystal Biotech, Inc. (a)	3,404	378,695
Kura Oncology, Inc. (a)	9,955	200,494
Kymera Therapeutics, Inc. (a)	15,521	508,778
MacroGenics, Inc. (a)	12,060	172,458
Madrigal Pharmaceuticals, Inc. (a)(b)	2,048	443,822
Mersana Therapeutics, Inc. (a)	18,612	58,814
Morphic Holding, Inc. (a)	7,158	226,837
Myriad Genetics, Inc. (a)	11,567	247,418
Nkarta, Inc. (a)	7,016	63,425
Nurix Therapeutics, Inc. (a)	9,330	73,707
Nuvalent, Inc., Class A (a)	7,253	545,208
Olema Pharmaceuticals, Inc. (a)	7,699	100,395
Prothena Corp. plc (a)	6,580	186,806
PTC Therapeutics, Inc. (a)	10,629	277,311
REGENXBIO, Inc. (a)	9,377	115,525
Relay Therapeutics, Inc. (a)	15,578	144,096
Replimune Group, Inc. (a)	12,610	97,854
REVOLUTION Medicines, Inc. (a)	27,344	758,796
Rhythm Pharmaceuticals, Inc. (a)(b)	5,840	257,602
Rocket Pharmaceuticals, Inc. (a)	11,017	316,518
Sage Therapeutics, Inc. (a)	10,287	263,759
Savara, Inc. (a)	27,790	137,283
SpringWorks Therapeutics, Inc. (a)	9,216	406,702
Syndax Pharmaceuticals, Inc. (a)	15,303	313,558
TG Therapeutics, Inc. (a)(b)	19,911	323,355
Travere Therapeutics, Inc. (a)	15,047	134,370
Twist Bioscience Corp. (a)	8,097	262,343
UroGen Pharma Ltd. (a)(b)	7,604	119,383
Vaxcyte, Inc. (a)	15,293	1,092,226
Vera Therapeutics, Inc. (a)	5,878	214,077
Veracyte, Inc. (a)	9,917	248,123
Verve Therapeutics, Inc. (a)	8,116	87,815
Viridian Therapeutics, Inc. (a)	7,718	148,571
Voyager Therapeutics, Inc. (a)	9,623	69,959
Xencor, Inc. (a)	12,506	233,862
Y-mAbs Therapeutics, Inc. (a)(b)	7,026	89,863
Zymeworks, Inc. (a)	12,563	136,183
		20,024,055
Building Products 1.3%
Masonite International Corp. (a)	37,498	3,451,691

	Shares	Value
Common Stocks
Chemicals 3.1%
Minerals Technologies, Inc.	66,079	$ 4,318,263
Quaker Chemical Corp.	18,564	3,526,046
		7,844,309
Commercial Services & Supplies 3.6%
Brady Corp., Class A	77,394	4,661,441
Interface, Inc.	370,299	4,595,410
		9,256,851
Consumer Finance 1.5%
Enova International, Inc. (a)	72,963	3,971,376
Diversified Consumer Services 1.6%
Laureate Education, Inc.	318,984	4,025,578
Electric Utilities 1.1%
Portland General Electric Co.	70,201	2,873,327
Electronic Equipment, Instruments & Components 4.4%
CTS Corp.	87,249	3,582,444
Napco Security Technologies, Inc.	114,494	3,978,666
TTM Technologies, Inc. (a)	266,713	3,709,978
		11,271,088
Energy Equipment & Services 5.3%
Helix Energy Solutions Group, Inc. (a)	337,340	3,170,996
Liberty Energy, Inc. (b)	201,790	4,195,214
Patterson-UTI Energy, Inc.	212,394	2,355,450
Tidewater, Inc. (a)	56,111	3,770,098
		13,491,758
Financial Services 5.8%
Federal Agricultural Mortgage Corp., Class C	21,218	3,952,701
NMI Holdings, Inc., Class A (a)	118,938	3,796,501
Remitly Global, Inc. (a)	199,658	3,422,138
Shift4 Payments, Inc., Class A (a)	52,603	3,777,422
		14,948,762
Food Products 2.4%
Freshpet, Inc. (a)	70,277	6,050,850
Gas Utilities 1.6%
New Jersey Resources Corp.	98,090	4,005,015
Ground Transportation 2.9%
Marten Transport Ltd.	172,337	3,188,235

	Shares	Value
Common Stocks
Ground Transportation
Ryder System, Inc.	36,730	$ 4,171,426
		7,359,661
Health Care Equipment & Supplies 2.7%
Artivion, Inc. (a)	221,744	3,707,560
SI-BONE, Inc. (a)	159,440	3,222,282
		6,929,842
Health Care Providers & Services 3.1%
Hims & Hers Health, Inc. (a)	449,694	3,858,374
Progyny, Inc. (a)	107,244	4,084,924
		7,943,298
Health Care REITs 1.6%
CareTrust REIT, Inc.	194,597	4,070,969
Hotels, Restaurants & Leisure 1.8%
Hilton Grand Vacations, Inc. (a)	111,196	4,636,873
Household Durables 2.1%
Skyline Champion Corp. (a)	79,355	5,434,230
Interactive Media & Services 2.1%
Taboola.com Ltd. (a)	1,133,163	5,348,529
Machinery 3.7%
Blue Bird Corp. (a)	169,656	4,942,079
Greenbrier Cos., Inc. (The)	96,962	4,407,893
		9,349,972
Media 1.6%
Magnite, Inc. (a)	457,918	4,052,574
Metals & Mining 2.4%
Carpenter Technology Corp.	73,906	4,551,870
MP Materials Corp. (a)(b)	105,728	1,671,560
		6,223,430
Mortgage Real Estate Investment Trusts 1.5%
Redwood Trust, Inc.	566,612	3,801,967
Oil, Gas & Consumable Fuels 1.8%
PBF Energy, Inc., Class A	90,035	4,547,668
Pharmaceuticals 1.7%
Amylyx Pharmaceuticals, Inc. (a)	9,690	155,040

	Shares	Value
Common Stocks
Pharmaceuticals
Arvinas, Inc. (a)	6,665	$ 276,598
Axsome Therapeutics, Inc. (a)	4,636	417,379
Corcept Therapeutics, Inc. (a)	15,255	321,880
Harmony Biosciences Holdings, Inc. (a)	6,561	206,934
Innoviva, Inc. (a)	27,211	440,818
Intra-Cellular Therapies, Inc. (a)	12,942	871,514
Ligand Pharmaceuticals, Inc. (a)	3,660	267,546
Longboard Pharmaceuticals, Inc. (a)(b)	3,328	70,687
Marinus Pharmaceuticals, Inc. (a)	11,965	116,539
Neumora Therapeutics, Inc. (a)(b)	4,219	62,863
Pacira BioSciences, Inc. (a)	11,055	360,282
Phathom Pharmaceuticals, Inc. (a)	9,187	61,553
Phibro Animal Health Corp., Class A	9,785	105,776
Revance Therapeutics, Inc. (a)	15,322	77,070
Supernus Pharmaceuticals, Inc. (a)	11,159	308,881
Theravance Biopharma, Inc. (a)	22,812	216,258
WaVe Life Sciences Ltd. (a)	16,147	69,755
		4,407,373
Real Estate Management & Development 1.6%
Marcus & Millichap, Inc.	105,358	4,013,086
Semiconductors & Semiconductor Equipment 2.7%
Semtech Corp. (a)	156,616	3,107,262
Tower Semiconductor Ltd. (a)	131,485	3,793,342
		6,900,604
Software 4.7%
Agilysys, Inc. (a)	48,121	4,028,209
SolarWinds Corp. (a)	302,874	3,579,971
Verint Systems, Inc. (a)	144,956	4,303,743
		11,911,923
Specialized REITs 1.5%
Uniti Group, Inc.	715,031	3,761,063
Textiles, Apparel & Luxury Goods 1.1%
Figs, Inc., Class A (a)(b)	500,059	2,880,340
Trading Companies & Distributors 4.1%
MRC Global, Inc. (a)	508,796	5,423,766
Xometry, Inc., Class A (a)	160,890	5,177,440
		10,601,206
Total Common Stocks (Cost $240,124,663)		249,365,595

	Shares	Value
Exchange-Traded Fund 1.7%
iShares Russell 2000 ETF	22,850	$ 4,407,308
Total Exchange-Traded Fund (Cost $4,479,169)		4,407,308
Short-Term Investments 4.8%
Affiliated Investment Company 2.2%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	5,511,865	5,511,865
Unaffiliated Investment Company 2.6%
Invesco Government & Agency Portfolio, 5.315% (c)(d)	6,709,486	6,709,486
Total Short-Term Investments (Cost $12,221,351)		12,221,351
Total Investments (Cost $256,825,183)	104.0%	265,994,254
Other Assets, Less Liabilities	(4.0)	(10,237,499)
Net Assets	100.0%	$ 255,756,755

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $6,346,638. The Fund received cash collateral with a value of $6,709,486.
(c)	Current yield as of January 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 17,960	$ (12,448)	$ —	$ —	$ 5,512	$ 18	$ —	5,512
Abbreviation(s):
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 249,365,595	$ —	$ —	$ 249,365,595
Exchange-Traded Fund	4,407,308	—	—	4,407,308
Short-Term Investments
Affiliated Investment Company	5,511,865	—	—	5,511,865
Unaffiliated Investment Company	6,709,486	—	—	6,709,486
Total Short-Term Investments	12,221,351	—	—	12,221,351
Total Investments in Securities	$ 265,994,254	$ —	$ —	$ 265,994,254

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Total Return Bond Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.0%
Asset-Backed Securities 11.2%
Automobile Asset-Backed Securities 6.3%
American Credit Acceptance Receivables Trust
Series 2022-1, Class D
2.46%, due 3/13/28 (a)	$ 2,265,000	$ 2,188,048
CPS Auto Receivables Trust
Series 2021-C, Class E
3.21%, due 9/15/28 (a)	830,000	783,849
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, due 6/15/27	1,565,000	1,472,231
Series 2021-2A, Class E
2.90%, due 7/17/28 (a)	1,040,000	977,710
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	2,090,000	1,919,224
Flagship Credit Auto Trust (a)
Series 2020-1, Class E
3.52%, due 6/15/27	1,950,000	1,841,761
Series 2019-2, Class E
4.52%, due 12/15/26	1,910,000	1,870,820
Series 2022-2, Class D
5.80%, due 4/17/28	1,050,000	980,324
Ford Credit Auto Owner Trust (a)
Series 2021-2, Class D
2.60%, due 5/15/34	230,000	210,186
Series 2023-2, Class B
5.92%, due 2/15/36	500,000	511,621
Series 2023-1, Class D
6.26%, due 8/15/35	755,000	752,497
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class E
2.87%, due 5/15/28	1,895,000	1,775,299
Series 2021-3A, Class E
3.20%, due 10/16/28	1,685,000	1,562,764
Series 2020-1A, Class D
3.68%, due 11/16/26	440,000	433,569
Hertz Vehicle Financing III LLC
Series 2023-1A, Class C
6.91%, due 6/25/27 (a)	235,000	238,053
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class B
2.12%, due 12/27/27	1,215,000	1,109,240
Series 2021-2A, Class D
4.34%, due 12/27/27	1,660,000	1,506,282
Hertz Vehicle Financing LLC (a)
Series 2021-1A, Class B
1.56%, due 12/26/25	870,000	842,380
Series 2021-1A, Class C
2.05%, due 12/26/25	890,000	862,452

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, due 9/15/27	$ 705,000	$ 676,565
		22,514,875
Other Asset-Backed Securities 4.9%
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	1,093,692	966,474
Series 2016-2, Class A
3.65%, due 6/15/28	1,349,000	1,221,625
Series 2019-1, Class B
3.85%, due 2/15/28	849,283	766,825
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,724,859	1,489,973
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,401,346	1,306,478
Series 2021-1A, Class B1
1.98%, due 3/15/61	2,012,125	1,717,545
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	16,213	16,072
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	935,900	781,160
FORA Financial Asset Securitization LLC
Series 2021-1A, Class A
2.62%, due 5/15/27 (a)	845,000	805,338
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	2,128,564	1,802,775
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, due 1/15/69 (a)	2,580,000	2,130,218
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,460,000	1,284,390
Series 2021-1, Class B1
2.41%, due 10/20/61	1,345,000	1,096,991
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	977,587	799,285

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	$ 1,193,749	$ 1,204,063
		17,389,212
Total Asset-Backed Securities (Cost $42,580,693)		39,904,087
Corporate Bonds 31.2%
Agriculture 0.6%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,512,598
BAT Capital Corp.
3.734%, due 9/25/40	720,000	530,913
		2,043,511
Airlines 1.6%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,083,750	1,071,841
5.75%, due 4/20/29	860,000	844,546
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	650,132	642,453
4.75%, due 10/20/28	1,855,000	1,826,708
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,260,000	1,261,886
		5,647,434
Apparel 0.2%
Tapestry, Inc.
7.85%, due 11/27/33	585,000	625,211
Auto Manufacturers 2.6%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	755,000	728,804
4.125%, due 8/17/27	610,000	579,396
6.80%, due 5/12/28	700,000	727,376
6.95%, due 3/6/26	670,000	685,042
7.20%, due 6/10/30	555,000	590,158
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,335,000	1,115,745
4.30%, due 4/6/29	940,000	903,136
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	1,015,000	984,734
1.85%, due 9/16/26	2,670,000	2,415,967
Volkswagen Group of America Finance LLC
4.60%, due 6/8/29 (a)	440,000	433,736
		9,164,094

	Principal Amount	Value
Corporate Bonds
Banks 11.2%
Banco Santander SA
5.294%, due 8/18/27	$ 1,200,000	$ 1,202,394
Bank of America Corp. (b)
2.087%, due 6/14/29	540,000	478,606
2.496%, due 2/13/31	755,000	652,743
3.593%, due 7/21/28	935,000	892,069
Series MM
4.30%, due 1/28/25 (c)	910,000	877,109
Barclays plc (c)(d)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,135,000	1,666,086
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	370,000	357,905
BNP Paribas SA
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(c)(d)	1,825,000	1,482,086
BPCE SA (a)
5.125%, due 1/18/28	345,000	346,692
6.714%, due 10/19/29 (b)	410,000	431,219
Citigroup, Inc.
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (c)(d)	765,000	681,789
5.30%, due 5/6/44 (e)	774,000	753,251
Citizens Bank NA
6.064%, due 10/24/25 (b)	860,000	857,368
Comerica, Inc.
5.982%, due 1/30/30 (b)	770,000	767,691
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(c)(d)	1,780,000	1,521,482
Deutsche Bank AG
3.035%, due 5/28/32 (b)	890,000	744,979
6.589% (SOFR + 1.219%), due 11/16/27 (d)	1,325,000	1,296,030
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,555,606
First Horizon Corp.
4.00%, due 5/26/25	2,115,000	2,083,398
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (b)	730,000	671,368
1.992%, due 1/27/32 (b)	740,000	602,257
6.75%, due 10/1/37	405,000	450,493
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (b)	895,000	901,403
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	435,000	445,518
KeyBank NA
4.90%, due 8/8/32	715,000	640,832
Lloyds Banking Group plc
4.582%, due 12/10/25	2,643,000	2,599,983
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (d)	680,000	659,987
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(b)	1,770,000	1,463,573

	Principal Amount	Value
Corporate Bonds
Banks
Mizuho Financial Group, Inc.
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30 (d)	$ 610,000	$ 554,733
Morgan Stanley (b)
2.484%, due 9/16/36	1,945,000	1,554,328
2.511%, due 10/20/32	510,000	424,766
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (d)	1,040,000	971,793
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (b)	630,000	652,001
Societe Generale SA (a)(d)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (c)	395,000	348,859
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (c)	1,515,000	1,237,818
7.132% (1 Year Treasury Constant Maturity Rate + 2.95%), due 1/19/55	445,000	443,094
UBS Group AG (a)
3.091%, due 5/14/32 (b)	1,070,000	918,712
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (c)(d)	1,520,000	1,205,198
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (d)	340,000	335,133
Wells Fargo & Co. (b)
3.35%, due 3/2/33	700,000	614,418
3.526%, due 3/24/28	1,230,000	1,178,833
5.499%, due 1/23/35	415,000	423,249
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (d)	2,013,000	1,665,512
		39,612,364
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	450,000	463,705
Chemicals 0.8%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,135,000	984,948
Huntsman International LLC
4.50%, due 5/1/29	1,759,000	1,690,552
		2,675,500
Commercial Services 0.3%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	640,000	605,939
California Institute of Technology
3.65%, due 9/1/2119	772,000	560,090
		1,166,029
Computers 0.3%
Dell International LLC
3.375%, due 12/15/41	1,145,000	869,346
8.10%, due 7/15/36	215,000	265,031
		1,134,377

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 3.3%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	$ 2,300,000	$ 2,133,289
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(c)(d)	965,000	845,586
Ally Financial, Inc.
6.992%, due 6/13/29 (b)	270,000	279,648
8.00%, due 11/1/31	1,205,000	1,333,288
American Express Co.
5.625%, due 7/28/34 (b)	480,000	493,007
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,330,000	1,241,485
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,385,000	1,287,622
3.25%, due 2/15/27	1,740,000	1,615,930
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	635,000	656,335
Capital One Financial Corp. (b)
6.051%, due 2/1/35	330,000	335,348
6.312%, due 6/8/29	905,000	932,968
OneMain Finance Corp.
3.50%, due 1/15/27	575,000	526,084
		11,680,590
Electric 2.6%
Alabama Power Co.
3.00%, due 3/15/52	1,015,000	699,326
Arizona Public Service Co.
2.20%, due 12/15/31	1,500,000	1,224,414
3.35%, due 5/15/50 (e)	1,320,000	935,153
Calpine Corp.
5.125%, due 3/15/28 (a)	495,000	472,337
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	990,000	927,237
Ohio Power Co.
Series R
2.90%, due 10/1/51	585,000	385,232
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,560,510
Public Service Co. of Oklahoma
5.25%, due 1/15/33	340,000	342,908
Southern California Edison Co.
4.00%, due 4/1/47	975,000	792,280
5.70%, due 3/1/53	280,000	287,902
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,060,000	717,360

	Principal Amount	Value
Corporate Bonds
Electric
Virginia Electric and Power Co.
5.45%, due 4/1/53	$ 415,000	$ 422,282
5.70%, due 8/15/53	545,000	569,529
		9,336,470
Entertainment 0.2%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	810,000	741,644
Food 1.1%
JBS USA LUX SA
5.75%, due 4/1/33	1,395,000	1,381,132
MARB BondCo plc
3.95%, due 1/29/31 (a)	1,240,000	992,271
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	965,000	931,341
5.20%, due 4/1/29	580,000	560,142
		3,864,886
Gas 0.8%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	725,000	752,425
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,534,442
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	620,000	571,871
		2,858,738
Insurance 0.4%
Liberty Mutual Group, Inc.
3.951%, due 10/15/50 (a)	1,610,000	1,248,320
Nippon Life Insurance Co.
3.40% (5 Year Treasury Constant Maturity Rate + 2.612%), due 1/23/50 (a)(d)	290,000	254,643
		1,502,963
Media 0.1%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	635,000	427,180
Miscellaneous—Manufacturing 0.4%
Textron Financial Corp.
7.376% (3 Month SOFR + 1.997%), due 2/15/42 (a)(d)	1,685,000	1,423,587
Oil & Gas 0.3%
Gazprom PJSC Via Gaz Capital SA
4.95%, due 2/6/28 (a)(f)	1,521,000	1,034,280

	Principal Amount	Value
Corporate Bonds
Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	$ 571,000	$ 568,546
Pharmaceuticals 0.4%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	1,653,000	1,537,772
Pipelines 2.7%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,135,000	906,095
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	625,000	686,352
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,125,000	1,009,800
Enbridge, Inc.
5.70%, due 3/8/33	535,000	551,928
Energy Transfer LP
5.35%, due 5/15/45	940,000	874,154
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	475,000	469,497
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,740,418
MPLX LP
5.65%, due 3/1/53	460,000	453,876
Targa Resources Corp.
4.20%, due 2/1/33	425,000	389,051
Venture Global LNG, Inc.
9.875%, due 2/1/32 (a)	535,000	562,620
Western Midstream Operating LP
5.25%, due 2/1/50 (g)	1,240,000	1,108,220
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,095,000	793,833
		9,545,844
Real Estate Investment Trusts 0.3%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	415,000	371,374
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	990,000	783,125
		1,154,499
Retail 0.3%
AutoNation, Inc.
4.75%, due 6/1/30	491,000	472,137
Nordstrom, Inc.
4.25%, due 8/1/31	495,000	411,046
		883,183

	Principal Amount	Value
Corporate Bonds
Telecommunications 0.2%
Altice France SA
5.125%, due 7/15/29 (a)	$ 1,060,000	$ 774,960
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP
6.05%, due 8/1/28 (a)	710,000	736,927
Total Corporate Bonds (Cost $123,005,308)		110,604,294
Foreign Government Bonds 2.2%
Chile 0.4%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,615,000	1,358,546
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	1,485,000	1,162,360
Mexico 1.5%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	2,445,000	1,980,985
Petroleos Mexicanos
6.50%, due 3/13/27	2,730,000	2,560,026
6.75%, due 9/21/47	1,080,000	688,883
		5,229,894
Total Foreign Government Bonds (Cost $9,386,682)		7,750,800
Loan Assignments 0.2%
Diversified/Conglomerate Service 0.2%
TruGreen LP
First Lien Second Refinancing Term Loan
9.433% (1 Month SOFR + 4.00%), due 11/2/27 (d)	594,769	573,705
Total Loan Assignments (Cost $591,482)		573,705
Mortgage-Backed Securities 44.8%
Agency (Collateralized Mortgage Obligations) 19.6%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,389,358	978,937
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (d)(h)	2,259,368	63,801

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (d)(h)	$ 327,606	$ 9,480
REMIC, Series 5326
(zero coupon), due 8/25/53	428,312	340,932
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	826,451	676,757
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	744,351	597,392
REMIC, Series 5363
(zero coupon), due 12/25/53	797,264	669,319
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	679,429	549,894
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	1,290,544	864,853
REMIC, Series 4993, Class KS
0.591% (SOFR 30A + 5.936%), due 7/25/50 (d)(h)	3,053,910	443,107
REMIC, Series 4994, Class TS
0.641% (SOFR 30A + 5.986%), due 7/25/50 (d)(h)	1,533,713	207,292
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	965,367	809,717
REMIC, Series 4988, Class BA
1.50%, due 6/25/50	347,299	248,933
REMIC, Series 4120, Class ZA
3.00%, due 10/15/42	700,425	628,621
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	1,460,087	253,765
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	1,301,935	202,663
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	1,150,962	178,999
REMIC, Series 5160
3.00%, due 10/25/51 (h)	1,243,421	142,957
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	869,717	784,802
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,561,376	1,405,307
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	1,153,845	1,078,522
REMIC, Series 5268, Class B
4.50%, due 10/25/52	799,414	773,303
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	927,176	710,655
Series 311
(zero coupon), due 8/15/43	521,005	396,279
Series 402
(zero coupon), due 9/25/53	975,454	793,146

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC, Strips
Series 311, Class S1
0.49% (SOFR 30A + 5.836%), due 8/15/43 (d)(h)	$ 1,442,846	$ 168,700
Series 389, Class C35
2.00%, due 6/15/52 (h)	2,294,873	280,491
FNMA
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (d)(h)	7,924,665	57,988
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (d)(h)	998,899	1,641
REMIC, Series 2023-45
(zero coupon), due 10/25/53	813,573	622,660
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	877,031	715,416
REMIC, Series 2022-10, Class SA
0.405% (SOFR 30A + 5.75%), due 2/25/52 (d)(h)	2,171,789	298,466
REMIC, Series 2021-40, Class SI
0.491% (SOFR 30A + 5.836%), due 9/25/47 (d)(h)	1,721,209	189,709
REMIC, Series 2016-57, Class SN
0.591% (SOFR 30A + 5.936%), due 6/25/46 (d)(h)	1,421,372	162,500
REMIC, Series 2020-70, Class SD
0.791% (SOFR 30A + 6.136%), due 10/25/50 (d)(h)	1,529,061	212,428
REMIC, Series 2020-47, Class BD
1.50%, due 7/25/50	300,534	214,077
REMIC, Series 2020-70, Class AD
1.50%, due 10/25/50	1,765,346	1,407,631
REMIC, Series 2020-49, Class PB
1.75%, due 7/25/50	401,162	311,025
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	674,450	95,359
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	992,436	156,150
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	6,068,700	672,208
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	462,143	60,536
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	1,938,180	1,687,981
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	7,506,472	1,106,785
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	1,071,829	965,709
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	2,694,814	439,018
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,455,021	1,325,663
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	1,755,522	347,453

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA, Strips (h)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	$ 3,479,920	$ 326,624
REMIC, Series 427, Class C77
2.50%, due 9/25/51	2,774,768	398,098
REMIC, Series 429, Class C5
3.00%, due 10/25/52	3,693,284	638,572
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (d)(h)	759,077	9,908
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (d)(h)	2,390,909	31,933
Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (d)(h)	3,314,766	54,007
Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,986,159	1,352,681
Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (d)(h)	5,608,555	70,744
Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (d)(h)	4,570,452	30,367
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (d)(h)	2,755,931	81,477
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (d)(h)	5,511,433	86,327
Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (d)(h)	12,693,535	17,256
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (d)(h)	4,278,303	31,765
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (d)(h)	22,075,351	131,088
Series 2022-34, Class HS
(zero coupon) (SOFR 30A + 4.10%), due 2/20/52 (d)(h)	4,326,693	171,686
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,211,271	936,487
Series 2023-53
(zero coupon), due 4/20/53	565,366	414,276
Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (d)(h)	5,049,102	204,096
Series 2023-60, Class ES
0.509% (SOFR 30A + 11.20%), due 4/20/53 (d)	1,304,207	1,186,242
Series 2020-146, Class SA
0.849% (1 Month SOFR + 6.186%), due 10/20/50 (d)(h)	1,704,527	252,718
Series 2020-167, Class SN
0.849% (1 Month SOFR + 6.186%), due 11/20/50 (d)(h)	854,129	117,945
Series 2021-179, Class SA
0.849% (1 Month SOFR + 6.186%), due 11/20/50 (d)(h)	2,522,106	343,716
Series 2020-189, Class SU
0.849% (1 Month SOFR + 6.186%), due 12/20/50 (d)(h)	566,167	80,584

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-46, Class QS
0.849% (1 Month SOFR + 6.186%), due 3/20/51 (d)(h)	$ 1,015,407	$ 138,375
Series 2021-46, Class TS
0.849% (1 Month SOFR + 6.186%), due 3/20/51 (d)(h)	1,226,446	168,515
Series 2021-57, Class SA
0.849% (1 Month SOFR + 6.186%), due 3/20/51 (d)(h)	1,999,156	279,845
Series 2021-57, Class SD
0.849% (1 Month SOFR + 6.186%), due 3/20/51 (d)(h)	5,915,140	773,444
Series 2021-96, Class NS
0.849% (1 Month SOFR + 6.186%), due 6/20/51 (d)(h)	3,276,745	441,209
Series 2021-96, Class SN
0.849% (1 Month SOFR + 6.186%), due 6/20/51 (d)(h)	2,261,382	285,401
Series 2021-97, Class SM
0.849% (1 Month SOFR + 6.186%), due 6/20/51 (d)(h)	2,420,512	341,847
Series 2021-122, Class HS
0.849% (1 Month SOFR + 6.186%), due 7/20/51 (d)(h)	2,033,898	292,461
Series 2022-137, Class S
0.849% (1 Month SOFR + 6.186%), due 7/20/51 (d)(h)	2,285,073	331,802
Series 2021-96, Class JS
0.899% (1 Month SOFR + 6.236%), due 6/20/51 (d)(h)	1,781,217	208,770
Series 2020-97, Class HB
1.00%, due 7/20/50	543,970	402,653
Series 2020-146, Class YK
1.00%, due 10/20/50	1,114,176	852,511
Series 2020-166, Class CA
1.00%, due 11/20/50	1,280,720	952,610
Series 2023-86, Class SE
1.305% (SOFR 30A + 6.65%), due 9/20/50 (d)(h)	1,553,993	220,062
Series 2020-165, Class UD
1.50%, due 11/20/50	476,324	368,565
Series 2023-66, Class MP
1.609% (SOFR 30A + 12.30%), due 5/20/53 (d)	1,281,996	1,246,179
Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (d)(h)	2,652,569	282,619
Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	1,224,270	123,401
Series 2020-185, Class BI
2.00%, due 12/20/50 (h)	1,329,005	146,947
Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	1,924,634	228,403
Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	2,979,700	308,403
Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	463,973	61,856
Series 2020-122, Class IW
2.50%, due 7/20/50 (h)	1,573,210	205,422

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2020-151, Class TI
2.50%, due 10/20/50 (h)	$ 1,486,041	$ 192,321
Series 2020-173, Class EI
2.50%, due 11/20/50 (h)	1,669,128	225,622
Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	791,248	100,909
Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (d)	2,363,034	1,942,027
Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (d)	894,957	736,686
Series 2021-177, Class CI
2.50%, due 10/20/51 (h)	1,717,057	223,828
Series 2021-188
2.50%, due 10/20/51 (h)	2,887,632	418,428
Series 2022-83
2.50%, due 11/20/51 (h)	2,087,345	274,154
Series 2022-1, Class CF
2.50% (SOFR 30A + 0.80%), due 1/20/52 (d)	1,773,785	1,452,447
Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	1,830,237	291,849
Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	2,680,420	425,089
Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	326,588	46,805
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (d)	3,222,943	2,778,616
Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,084,736	188,192
Series 2021-98, Class KI
3.00%, due 6/20/51 (h)	5,808,159	922,495
Series 2022-189, Class AT
3.00%, due 7/20/51	1,351,225	1,174,405
Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	7,594,651	1,173,430
Series 2022-207
3.00%, due 8/20/51 (h)	1,695,541	268,404
Series 2023-19, Class CI
3.00%, due 11/20/51 (h)	2,200,016	337,310
Series 2022-207, Class NA
3.00%, due 1/20/52	2,157,503	1,882,321
Series 2022-206, Class CN
3.00%, due 2/20/52	730,733	631,825
Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (d)	576,351	512,440
Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (d)	1,207,726	1,073,944

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2019-110, Class FG
3.50% (1 Month SOFR + 0.764%), due 9/20/49 (d)	$ 419,472	$ 370,923
Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (d)	647,451	574,474
Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (d)	829,269	736,692
Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (d)	1,098,044	974,000
Series 2021-96, Class FG
3.50% (SOFR 30A + 0.30%), due 6/20/51 (d)	307,194	268,902
Series 2021-125, Class AF
3.50% (SOFR 30A + 0.25%), due 7/20/51 (d)	1,281,735	1,141,677
Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	1,939,435	335,723
Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (d)	708,000	665,842
Series 2023-81, Class LA
5.00%, due 6/20/52	822,830	825,968
Series 2023-38, Class WT
6.705%, due 12/20/51 (i)	544,308	582,295
Series 2023-59, Class YC
6.96%, due 9/20/51 (i)	1,371,399	1,502,218
Series 2023-55, Class CG
7.474%, due 7/20/51 (i)	1,332,699	1,471,743
Series 2023-55, Class LB
7.796%, due 11/20/51 (i)	1,596,371	1,846,339
		69,509,267
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 9.2%
BAMLL Commercial Mortgage Securities Trust (a)(d)
Series 2022-DKLX, Class D
8.334% (1 Month SOFR + 3.00%), due 1/15/39	400,000	389,221
Series 2022-DKLX, Class F
10.291% (1 Month SOFR + 4.957%), due 1/15/39	800,000	770,413
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.795% (1 Month SOFR + 0.459%), due 12/25/36 (a)(d)	19,801	18,451
BBCMS Mortgage Trust (a)(d)
Series 2018-TALL, Class A
6.253% (1 Month SOFR + 0.919%), due 3/15/37	600,000	571,632
Series 2018-TALL, Class B
6.502% (1 Month SOFR + 1.168%), due 3/15/37	355,000	324,825
Series 2018-TALL, Class C
6.652% (1 Month SOFR + 1.318%), due 3/15/37	1,180,000	1,032,800
Series 2018-TALL, Class D
6.98% (1 Month SOFR + 1.646%), due 3/15/37	1,025,000	855,875

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)
Series 2020-VIVA, Class D
3.667%, due 3/11/44 (j)	$ 805,000	$ 684,837
Series 2021-VOLT, Class C
6.548% (1 Month SOFR + 1.214%), due 9/15/36 (d)	1,100,000	1,080,659
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	764,000	687,314
Series 2019-OC11, Class E
4.075%, due 12/9/41 (j)	1,409,000	1,212,046
Series 2023-LIFE, Class A
5.045%, due 2/15/28	450,000	443,822
Series 2023-LIFE, Class B
5.391%, due 2/15/28	535,000	526,392
Series 2021-ARIA, Class E
7.692% (1 Month SOFR + 2.359%), due 10/15/36 (d)	1,385,000	1,349,509
Series 2022-PSB, Class B
8.282% (1 Month SOFR + 2.949%), due 8/15/39 (d)	324,250	325,883
Series 2022-PSB, Class C
9.03% (1 Month SOFR + 3.697%), due 8/15/39 (d)	578,393	581,592
BXHPP Trust
Series 2021-FILM, Class C
6.547% (1 Month SOFR + 1.214%), due 8/15/36 (a)(d)	720,000	672,389
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	1,685,000	1,282,358
DROP Mortgage Trust
Series 2021-FILE, Class A
6.597% (1 Month SOFR + 1.264%), due 10/15/43 (a)(d)	985,000	939,444
FS Commercial Mortgage Trust
Series 2023-4SZN, Class D
9.383%, due 11/10/39 (a)(i)	730,000	763,588
GNMA
Series 2020-177
0.818%, due 6/16/62 (h)(j)	4,210,667	244,843
Series 2021-164
0.949%, due 10/16/63 (h)(j)	3,275,689	227,236
Series 2021-108
0.967%, due 6/16/61 (h)(j)	6,985,509	485,896
Series 2020-168, Class IA
0.978%, due 12/16/62 (h)(j)	2,460,990	172,069
Series 2021-47
0.992%, due 3/16/61 (h)(j)	5,759,424	397,553
Series 2024-29, Class B
2.50%, due 8/16/64 (k)	990,000	753,868
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-2NU, Class A
1.974%, due 1/5/40 (a)	1,500,000	1,276,094

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	$ 280,000	$ 251,096
MSWF Commercial Mortgage Trust
Series 2023-2, Class AS
6.491%, due 12/15/56 (i)	635,000	686,475
Multifamily Connecticut Avenue Securities Trust (a)(d)
Series 2019-01, Class M10
8.709% (SOFR 30A + 3.364%), due 10/25/49	1,609,406	1,577,234
Series 2020-01, Class M10
9.209% (SOFR 30A + 3.864%), due 3/25/50	1,668,146	1,638,964
Series 2023-01, Class M10
11.845% (SOFR 30A + 6.50%), due 11/25/53	1,655,000	1,705,629
Series 2020-01, Class CE
12.959% (SOFR 30A + 7.614%), due 3/25/50	835,000	825,726
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,505,000	1,298,535
One Market Plaza Trust
Series 2017-1MKT, Class A
3.614%, due 2/10/32 (a)	1,290,000	1,180,350
ORL Trust
Series 2023-GLKS, Class D
9.634% (1 Month SOFR + 4.301%), due 10/19/36 (a)(d)	865,000	866,351
SLG Office Trust (a)
Series 2021-OVA, Class A
2.585%, due 7/15/41	1,065,000	894,131
Series 2021-OVA, Class F
2.851%, due 7/15/41	660,000	469,199
SMRT
Series 2022-MINI, Class D
7.284% (1 Month SOFR + 1.95%), due 1/15/39 (a)(d)	1,430,000	1,387,100
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.194%, due 8/17/36 (a)(j)	1,250,000	1,171,782
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class AS
3.891%, due 8/15/47	815,000	778,544
		32,801,725
Whole Loan (Collateralized Mortgage Obligations) 16.0%
American Home Mortgage Investment Trust
Series 2005-4, Class 3A1
6.05% (1 Month SOFR + 0.714%), due 11/25/45 (d)	630,136	433,641
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(h)(i)	30,933,219	340,810

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(d)
Series 2020-R02, Class 2M2
7.459% (SOFR 30A + 2.114%), due 1/25/40	$ 210,074	$ 212,437
Series 2024-R01, Class 1B1
8.045% (SOFR 30A + 2.70%), due 1/25/44	1,925,000	1,929,212
Series 2021-R03, Class 1B1
8.095% (SOFR 30A + 2.75%), due 12/25/41	1,725,000	1,757,203
Series 2021-R01, Class 1B1
8.445% (SOFR 30A + 3.10%), due 10/25/41	2,285,000	2,341,417
Series 2022-R01, Class 1B1
8.495% (SOFR 30A + 3.15%), due 12/25/41	980,000	1,003,871
Series 2022-R02, Class 2B1
9.845% (SOFR 30A + 4.50%), due 1/25/42	1,720,000	1,815,661
Series 2021-R03, Class 1B2
10.845% (SOFR 30A + 5.50%), due 12/25/41	1,515,000	1,558,371
Series 2022-R08, Class 1B1
10.945% (SOFR 30A + 5.60%), due 7/25/42	650,000	708,500
Series 2021-R01, Class 1B2
11.345% (SOFR 30A + 6.00%), due 10/25/41	1,765,000	1,837,740
Series 2022-R01, Class 1B2
11.345% (SOFR 30A + 6.00%), due 12/25/41	2,075,000	2,163,188
Series 2022-R02, Class 2B2
12.995% (SOFR 30A + 7.65%), due 1/25/42	650,000	700,300
Series 2019-HRP1, Class B1
14.709% (SOFR 30A + 9.364%), due 11/25/39	2,134,000	2,395,415
Series 2022-R03, Class 1B2
15.195% (SOFR 30A + 9.85%), due 3/25/42	615,000	703,196
CSMC Trust
Series 2021-NQM5, Class A1
0.938%, due 5/25/66 (a)(i)	960,032	771,012
FHLMC STACR REMIC Trust (a)(d)
Series 2021-HQA2, Class M2
7.395% (SOFR 30A + 2.05%), due 12/25/33	2,048,000	2,074,832
Series 2021-HQA4, Class M2
7.695% (SOFR 30A + 2.35%), due 12/25/41	2,075,000	2,082,138
Series 2022-DNA1, Class M2
7.845% (SOFR 30A + 2.50%), due 1/25/42	730,000	736,777
Series 2020-DNA6, Class B1
8.345% (SOFR 30A + 3.00%), due 12/25/50	440,000	461,177
Series 2021-DNA5, Class B1
8.395% (SOFR 30A + 3.05%), due 1/25/34	2,010,000	2,117,958
Series 2021-HQA2, Class B1
8.495% (SOFR 30A + 3.15%), due 12/25/33	1,200,000	1,284,756
Series 2022-DNA1, Class B1
8.745% (SOFR 30A + 3.40%), due 1/25/42	2,250,000	2,276,730
Series 2021-DNA7, Class B1
8.995% (SOFR 30A + 3.65%), due 11/25/41	1,610,000	1,666,299

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(d)
Series 2021-HQA4, Class B1
9.095% (SOFR 30A + 3.75%), due 12/25/41	$ 600,000	$ 618,720
Series 2020-HQA5, Class B1
9.345% (SOFR 30A + 4.00%), due 11/25/50	495,000	547,203
Series 2021-DNA1, Class B2
10.095% (SOFR 30A + 4.75%), due 1/25/51	1,755,000	1,806,754
Series 2020-DNA2, Class B2
10.259% (SOFR 30A + 4.914%), due 2/25/50	575,000	609,624
Series 2021-HQA1, Class B2
10.345% (SOFR 30A + 5.00%), due 8/25/33	580,000	609,346
Series 2020-HQA1, Class B2
10.559% (SOFR 30A + 5.214%), due 1/25/50	1,357,000	1,417,096
Series 2022-HQA1, Class M2
10.595% (SOFR 30A + 5.25%), due 3/25/42	335,000	360,658
Series 2021-HQA2, Class B2
10.795% (SOFR 30A + 5.45%), due 12/25/33	830,000	897,882
Series 2021-DNA5, Class B2
10.845% (SOFR 30A + 5.50%), due 1/25/34	1,745,000	1,884,476
Series 2022-DNA6, Class M2
11.095% (SOFR 30A + 5.75%), due 9/25/42	865,000	958,961
Series 2021-DNA2, Class B2
11.345% (SOFR 30A + 6.00%), due 8/25/33	700,000	784,816
Series 2022-HQA2, Class M2
11.345% (SOFR 30A + 6.00%), due 7/25/42	1,430,000	1,578,260
Series 2021-DNA3, Class B2
11.595% (SOFR 30A + 6.25%), due 10/25/33	730,000	827,578
Series 2021-HQA4, Class B2
12.345% (SOFR 30A + 7.00%), due 12/25/41	425,000	444,542
FHLMC STACR Trust (a)(d)
Series 2019-HQA3, Class B2
12.959% (SOFR 30A + 7.614%), due 9/25/49	755,000	845,239
Series 2018-HQA2, Class B2
16.459% (SOFR 30A + 11.114%), due 10/25/48	1,395,000	1,755,956
FNMA Connecticut Avenue Securities
Series 2021-R02, Class 2B2
11.545% (SOFR 30A + 6.20%), due 11/25/41 (a)(d)	1,450,000	1,514,009
HarborView Mortgage Loan Trust
Series 2007-3, Class 2A1A
5.849% (1 Month SOFR + 0.514%), due 5/19/37 (d)	685,290	634,697
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (a)(i)	742,159	610,534
New Residential Mortgage Loan Trust
Series 2019-4A, Class B6
4.606%, due 12/25/58 (a)(i)	2,185,799	1,171,005

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
OBX Trust
Series 2022-NQM1, Class A1
2.305%, due 11/25/61 (a)(i)	$ 529,290	$ 457,569
Onslow Bay Mortgage Loan Trust
Series 2021-NQM4, Class A1
1.957%, due 10/25/61 (a)(i)	681,012	560,474
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.167%, due 6/25/51 (a)(h)(j)	25,673,993	212,373
STACR Trust
Series 2018-HRP2, Class B1
9.659% (SOFR 30A + 4.314%), due 2/25/47 (a)(d)	1,975,000	2,157,688
		56,638,101
Total Mortgage-Backed Securities (Cost $159,005,201)		158,949,093
U.S. Government & Federal Agencies 8.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.1%
FHLMC Gold Pools, Other
4.00%, due 6/1/42	862,731	832,406
UMBS Pool, 30 Year
3.50%, due 4/1/52	706,784	646,722
5.50%, due 7/1/53	3,820,388	3,830,953
5.50%, due 7/1/53	750,806	754,589
6.00%, due 10/1/53	407,189	413,487
6.00%, due 11/1/53	925,458	941,995
6.50%, due 10/1/53	1,888,873	1,933,468
6.50%, due 12/1/53	1,614,143	1,657,790
		11,011,410
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.3%
FNMA, Other
4.00%, due 3/1/42	489,136	469,467
4.00%, due 1/1/43	898,067	865,278
4.38%, due 7/1/28	1,000,000	996,994
6.00%, due 4/1/37	3,693	3,781
UMBS, 30 Year
3.50%, due 12/1/44	644,727	601,989
3.50%, due 11/1/50	86,637	79,121
3.50%, due 7/1/52	773,772	704,584
5.00%, due 3/1/53	4,224,533	4,172,559
5.00%, due 5/1/53	1,097,241	1,082,922
5.50%, due 8/1/53	934,366	941,781
6.00%, due 8/1/53	836,441	848,449
6.00%, due 9/1/53	559,066	568,191
6.00%, due 9/1/53	1,282,352	1,299,954

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
6.00%, due 11/1/53	$ 1,360,294	$ 1,384,954
6.50%, due 12/1/53	1,089,104	1,118,980
		15,139,004
United States Treasury Bonds 0.6%
U.S. Treasury Bonds
4.75%, due 11/15/53	1,960,000	2,140,075
United States Treasury Inflation - Indexed Notes 0.2%
U.S. Treasury Inflation Linked Notes (l)
0.125%, due 1/15/30	161,113	147,261
0.875%, due 1/15/29	383,050	368,475
		515,736
United States Treasury Note 0.2%
U.S. Treasury Notes
4.00%, due 1/31/29	815,000	819,903
Total U.S. Government & Federal Agencies (Cost $29,540,663)		29,626,128
Total Long-Term Bonds (Cost $364,110,029)		347,408,107

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (m)	1	6
Total Common Stocks (Cost $0)		6
Short-Term Investments 1.8%
Affiliated Investment Company 1.2%
MainStay U.S. Government Liquidity Fund, 5.25% (n)	4,316,300	4,316,300
Unaffiliated Investment Company 0.3%
Invesco Government & Agency Portfolio, 5.315% (n)(o)	972,320	972,320

	Principal Amount	Value

U.S. Treasury Debt 0.3%
U.S. Treasury Bills
6.406%, due 3/14/24 (p)	$ 1,140,000	$ 1,132,981
Total Short-Term Investments (Cost $6,421,635)		6,421,601
Total Investments (Cost $370,531,664)	99.8%	353,829,714
Other Assets, Less Liabilities	0.2	718,008
Net Assets	100.0%	$ 354,547,722

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2024.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating rate—Rate shown was the rate in effect as of January 31, 2024.
(e)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $956,445. The Fund received cash collateral with a value of $972,320.
(f)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,034,280, which represented 0.3% of the Fund’s net assets.
(g)	Step coupon—Rate shown was the rate in effect as of January 31, 2024.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2024.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2024.
(k)	Delayed delivery security.
(l)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(m)	Non-income producing security.
(n)	Current yield as of January 31, 2024.
(o)	Represents a security purchased with cash collateral received for securities on loan.
(p)	Interest rate shown represents yield to maturity.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 3,806	$ 62,022	$ (61,512)	$ —	$ —	$ 4,316	$ 82	$ —	4,316
Futures Contracts
As of January 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	108	March 2024	$ 11,650,535	$ 11,706,188	$ 55,653
U.S. Treasury 10 Year Notes	194	March 2024	21,552,109	21,791,656	239,547
U.S. Treasury 10 Year Ultra Bonds	72	March 2024	8,223,695	8,415,000	191,305
U.S. Treasury Long Bonds	173	March 2024	20,076,238	21,165,469	1,089,231
U.S. Treasury Ultra Bonds	126	March 2024	15,490,351	16,281,562	791,211
Net Unrealized Appreciation					$ 2,366,947

1.	As of January 31, 2024, cash in the amount of $2,312,450 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2024.
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 39,904,087	$ —	$ 39,904,087
Corporate Bonds	—	110,604,294	—	110,604,294
Foreign Government Bonds	—	7,750,800	—	7,750,800
Loan Assignments	—	573,705	—	573,705
Mortgage-Backed Securities	—	158,949,093	—	158,949,093
U.S. Government & Federal Agencies	—	29,626,128	—	29,626,128
Total Long-Term Bonds	—	347,408,107	—	347,408,107
Common Stocks	6	—	—	6
Short-Term Investments
Affiliated Investment Company	4,316,300	—	—	4,316,300
Unaffiliated Investment Company	972,320	—	—	972,320
U.S. Treasury Debt	—	1,132,981	—	1,132,981
Total Short-Term Investments	5,288,620	1,132,981	—	6,421,601
Total Investments in Securities	5,288,626	348,541,088	—	353,829,714
Other Financial Instruments
Futures Contracts (b)	2,366,947	—	—	2,366,947
Total Investments in Securities and Other Financial Instruments	$ 7,655,573	$ 348,541,088	$ —	$ 356,196,661

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Moderate Allocation Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.2%
Equity Funds 56.4%
IQ 500 International ETF (a)	601,555	$ 19,560,283
IQ Candriam International Equity ETF (a)	691,961	19,580,697
IQ Candriam U.S. Large Cap Equity ETF (a)	917,524	38,581,884
IQ Candriam U.S. Mid Cap Equity ETF (a)	694,879	20,654,583
IQ CBRE NextGen Real Estate ETF (a)	887,726	17,088,637
IQ FTSE International Equity Currency Neutral ETF	630,539	15,801,307
IQ U.S. Small Cap ETF (a)	281,277	9,808,129
IQ Winslow Large Cap Growth ETF (a)	127,854	4,866,302
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,141,758	18,873,602
MainStay Epoch Capital Growth Fund Class I	201,583	2,848,548
MainStay Epoch International Choice Fund Class I (a)	356,988	14,130,978
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,548,248	30,886,308
MainStay Fiera SMID Growth Fund Class R6 (a)	1,286,826	21,328,879
MainStay PineStone International Equity Fund Class R6 (a)	859,274	13,609,274
MainStay PineStone U.S. Equity Fund Class R6 (a)	1,823,448	31,843,779
MainStay S&P 500 Index Fund Class I	88,782	4,875,223
MainStay Winslow Large Cap Growth Fund Class R6	3,226,401	36,737,090
MainStay WMC Enduring Capital Fund Class R6 (a)	825,314	28,886,887
MainStay WMC Growth Fund Class R6 (a)	929,837	40,473,378
MainStay WMC International Research Equity Fund Class I (a)	1,974,783	14,048,604
MainStay WMC Small Companies Fund Class I (a)	545,003	12,122,386
MainStay WMC Value Fund Class R6 (a)	927,364	27,543,350
Total Equity Funds (Cost $363,295,929)		444,150,108
Fixed Income Funds 32.8%
IQ MacKay ESG Core Plus Bond ETF (a)	3,344,048	70,559,413
IQ Mackay ESG High Income ETF (a)	338,585	8,997,896
MainStay Floating Rate Fund Class R6 (a)	2,636,039	23,380,080
MainStay MacKay High Yield Corporate Bond Fund Class R6	1,755,927	9,006,674
MainStay MacKay Short Duration High Yield Fund Class I	2,232,224	21,123,091
MainStay MacKay Total Return Bond Fund Class R6 (a)	7,851,905	71,315,711
MainStay Mackay U.S. Infrastructure Bond Fund Class R6 (a)	5,007,102	38,102,045
MainStay Short Term Bond Fund Class I (a)	1,711,188	15,630,507
Total Fixed Income Funds (Cost $264,919,091)		258,115,417
Total Affiliated Investment Companies (Cost $628,215,020)		702,265,525

	Shares	Value
Short-Term Investment 10.5%
Affiliated Investment Company 10.5%
MainStay U.S. Government Liquidity Fund, 5.25% (a)(b)	82,710,379	$ 82,710,379
Total Short-Term Investment (Cost $82,710,379)	10.5%	82,710,379
Total Investments (Cost $710,925,399)	99.7%	784,975,904
Other Assets, Less Liabilities	0.3	2,703,929
Net Assets	100.0%	$ 787,679,833

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of January 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 17,696	$ 442	$ (298)	$ 7	$ 1,713	$ 19,560	$ 288	$ —	602
IQ Candriam International Equity ETF	17,443	26	(240)	6	2,346	19,581	95	—	692
IQ Candriam U.S. Large Cap Equity ETF	33,555	525	(429)	89	4,842	38,582	112	—	918
IQ Candriam U.S. Mid Cap Equity ETF	17,169	669	(448)	2	3,263	20,655	72	—	695
IQ CBRE NextGen Real Estate ETF	—	17,102	(67)	1	53	17,089	112	—	888
IQ FTSE International Equity Currency Neutral ETF	14,258	7	(57)	9	1,584	15,801	123	—	631
IQ MacKay ESG Core Plus Bond ETF	83,245	—	(18,500)	(2,758)	8,572	70,559	1,086	—	3,344
IQ Mackay ESG High Income ETF	8,375	148	(42)	—(a)	517	8,998	163	7	339
IQ U.S. Large Cap ETF	27,017	—	(28,862)	9,292	(7,447)	—	72	—	—
IQ U.S. Small Cap ETF	8,903	93	(817)	229	1,400	9,808	43	—	281
IQ Winslow Large Cap Growth ETF	3,918	—	—	—	948	4,866	1	—	128
MainStay Candriam Emerging Markets Equity Fund Class R6	17,503	567	—	—	804	18,874	214	—	2,142
MainStay Epoch Capital Growth Fund Class I	2,474	16	(70)	1	428	2,849	16	1	202
MainStay Epoch International Choice Fund Class I	12,628	241	(319)	3	1,578	14,131	240	—	357
MainStay Epoch U.S. Equity Yield Fund Class R6	27,672	2,369	(1,342)	6	2,181	30,886	237	924	1,548
MainStay Fiera SMID Growth Fund Class R6	16,919	2,435	(1,069)	35	3,009	21,329	—	496	1,287
MainStay Floating Rate Fund Class R6	21,876	1,215	—	—	289	23,380	499	—	2,636
MainStay MacKay High Yield Corporate Bond Fund Class R6	8,401	284	(84)	(2)	408	9,007	145	—	1,756
MainStay MacKay Short Duration High Yield Fund Class I	19,738	853	(80)	(4)	616	21,123	340	—	2,232
MainStay MacKay Total Return Bond Fund Class R6	83,367	959	(19,684)	(4,591)	11,265	71,316	958	—	7,852
MainStay Mackay U.S. Infrastructure Bond Fund Class R6	—	37,090	—	—	1,012	38,102	265	—	5,007
MainStay PineStone International Equity Fund Class R6	12,717	68	(1,251)	70	2,005	13,609	68	—	859

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay PineStone U.S. Equity Fund Class R6	$ 14,166	$ 15,636	$ —	$ —	$ 2,042	$ 31,844	$ 44	$ 14	1,823
MainStay S&P 500 Index Fund Class I	11,074	506	(7,848)	3,013	(1,870)	4,875	157	349	89
MainStay Short Term Bond Fund Class I	14,574	759	—	—	298	15,631	196	—	1,711
MainStay U.S. Government Liquidity Fund	79,197	43,147	(39,634)	—	—	82,710	1,081	—	82,710
MainStay Winslow Large Cap Growth Fund Class R6	33,864	3,228	(5,099)	440	4,304	36,737	—	3,229	3,226
MainStay WMC Enduring Capital Fund Class R6	24,667	1,568	(1,336)	20	3,968	28,887	265	—	825
MainStay WMC Growth Fund Class R6	34,826	—	(1,507)	(126)	7,280	40,473	—	—	930
MainStay WMC International Research Equity Fund Class I	12,698	327	(29)	—(a)	1,053	14,049	288	—	1,975
MainStay WMC Small Companies Fund Class I	10,382	429	(638)	38	1,911	12,122	43	—	545
MainStay WMC Value Fund Class R6	24,549	2,467	(955)	(41)	1,523	27,543	429	758	927
	$714,871	$133,176	$(130,705)	$5,739	$61,895	$784,976	$7,652	$5,778

(a)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/3/24	Daily	(9,721)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/3/24	Daily	(12,286)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/8/24 - 11/12/24	Daily	21,172	—
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.55%	12/3/24	Daily	17,491	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/3/24	Daily	27,181	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.56%	12/3/24	Daily	(6,823)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/3/24	Daily	(39,295)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.55%	12/3/24	Daily	11,732	—
Citibank NA	iShares MSCI India ETF	1 day FEDF	12/3/24	Daily	7,997	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	24,028	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF minus 0.15% - plus 0.05%	4/9/24 - 5/7/24	Daily	(35,187)	—
JPMorgan Chase Bank NA	S&P 500 Equal Weight	1 day FEDF plus 0.30% - 0.51%	5/7/24	Daily	27,371	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/3/24	Daily	(20,740)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.45%	12/3/24	Daily	38,553	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.35%	12/3/24	Daily	6,977	—
JPMorgan Chase Bank NA	VanEck Oil Services ETF	1 day FEDF plus 0.15%	11/5/24	Daily	7,607	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 0.50%	12/3/24	Daily	(7,844)	—
						$ —

The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of January 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(3,366)	(428,355)	—	4.41
Apollo Commercial Real Estate Finance, Inc.	(591)	(75,215)	—	0.77
Atlantica Sustainable Infrastructure plc	(350)	(44,505)	—	0.46
Brandywine Realty Trust	(604)	(76,863)	—	0.79
Carnival Corp.	(9,910)	(1,261,282)	—	12.97
Chart Industries, Inc.	(2,644)	(336,514)	—	3.46
Coherent Corp.	(1,759)	(223,879)	—	2.30
CommScope Holding Co, Inc.	(159)	(20,250)	—	0.21
Crane NXT Co	(2,275)	(289,490)	—	2.98
Cushman & Wakefield plc	(734)	(93,470)	—	0.96
Delta Air Lines, Inc.	(6,826)	(868,724)	—	8.94
Designer Brands, Inc.	(485)	(61,703)	—	0.63
DigitalBridge Group, Inc.	(1,112)	(141,547)	—	1.46
Elanco Animal Health, Inc.	(3,751)	(477,339)	—	4.91
Entegris, Inc.	(4,766)	(606,627)	—	6.24
Fidelity National Information Services, Inc.	(6,860)	(873,076)	—	8.98
Hanesbrands, Inc.	(1,560)	(198,602)	—	2.04
JetBlue Airways Corp.	(1,082)	(137,745)	—	1.42
Lumen Technologies, Inc.	(1,318)	(167,799)	—	1.73
MKS Instruments, Inc.	(1,708)	(217,405)	—	2.24
Oatly Group AB	(148)	(18,840)	—	0.19
Opendoor Technologies, Inc.	(1,964)	(250,000)	—	2.57
Par Pacific Holdings, Inc.	(930)	(118,381)	—	1.22
PureCycle Technologies, Inc.	(291)	(37,035)	—	0.38
Scorpio Tankers, Inc.	(2,399)	(305,325)	—	3.14
Topgolf Callaway Brands Corp.	(595)	(75,783)	—	0.78
Uber Technologies, Inc.	(12,587)	(1,601,899)	—	16.48
United Airlines Holdings, Inc.	(5,603)	(713,102)	—	7.34
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of January 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alteryx Inc.	(1,570)	(173,507)	—	1.41
AppLovin Corp.	(3,331)	(368,143)	—	3.00
Array Technologies Inc.	(2,183)	(241,246)	—	1.96
Asana Inc.	(1,371)	(151,533)	—	1.23
BILL Holdings Inc.	(5,157)	(569,953)	—	4.64
BioCryst Pharmaceuticals Inc.	(413)	(45,697)	—	0.37
Bloom Energy Corp.	(1,012)	(111,796)	—	0.91
Bridgebio Pharma Inc.	(3,979)	(439,727)	—	3.58
Carnival Corp.	(8,424)	(930,967)	—	7.58
Children's Place Inc./The	(504)	(55,691)	—	0.45
Cinemark Holdings Inc.	(1,224)	(135,243)	—	1.10
Coeur Mining Inc.	(489)	(54,025)	—	0.44
Cytokinetics Inc.	(3,028)	(334,646)	—	2.72
DigitalBridge Group, Inc.	(1,335)	(147,586)	—	1.20
Emergent BioSolutions Inc.	(117)	(12,942)	—	0.11
Enviva Inc.	(15)	(1,706)	—	0.01
Exact Sciences Corp.	(3,813)	(421,360)	—	3.43
Fastly Inc.	(2,417)	(267,145)	—	2.17
Gap Inc./The	(5,578)	(616,472)	—	5.02
Guardant Health Inc.	(1,409)	(155,708)	—	1.27
IAC Inc.	(1,178)	(130,159)	—	1.06
Infinera Corp.	(406)	(44,875)	—	0.36
Insmed Inc.	(1,150)	(127,086)	—	1.03
JetBlue Airways Corp.	(1,300)	(143,621)	—	1.17
Kyndryl Holdings Inc.	(972)	(107,446)	—	0.87
Lyft Inc.	(6,156)	(680,308)	—	5.54

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
NeoGenomics Inc.	(789)	(87,164)	—	0.71
Oscar Health Inc.	(2,871)	(317,249)	—	2.58
Pacific Biosciences of California Inc.	(807)	(89,185)	—	0.73
Peloton Interactive Inc.	(1,453)	(160,568)	—	1.31
Q2 Holdings Inc.	(1,209)	(133,567)	—	1.09
Redfin Corp.	(737)	(81,411)	—	0.66
Revance Therapeutics Inc.	(190)	(21,042)	—	0.17
RingCentral Inc.	(2,408)	(266,077)	—	2.17
Rivian Automotive Inc.	(5,298)	(585,546)	—	4.77
Royal Caribbean Cruises Ltd.	(10,252)	(1,133,002)	—	9.22
Scotts Miracle-Gro Co/The	(1,399)	(154,624)	—	1.26
Spirit AeroSystems Holdings Inc.	(1,285)	(141,999)	—	1.16
Spirit Airlines Inc.	(296)	(32,750)	—	0.27
Sweetgreen Inc.	(780)	(86,250)	—	0.70
TG Therapeutics Inc.	(1,829)	(202,142)	—	1.65
Twist Bioscience Corp.	(1,700)	(187,888)	—	1.53
Vistra Corp.	(4,881)	(539,433)	—	4.39
Warner Bros Discovery Inc.	(3,423)	(378,348)	—	3.08
Wix.com Ltd.	(2,576)	(284,714)	—	2.32
Wolfspeed Inc.	(2,331)	(257,606)	—	2.10
WW International Inc.	(726)	(80,257)	—	0.65
Wynn Resorts Ltd.	(4,496)	(496,874)	—	4.04
Xerox Holdings Corp.	(904)	(99,893)	—	0.81

1.	As of January 31, 2024, cash in the amount $850,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 444,150,108	$ —	$ —	$ 444,150,108
Fixed Income Funds	258,115,417	—	—	258,115,417
Total Affiliated Investment Companies	702,265,525	—	—	702,265,525
Short-Term Investment
Affiliated Investment Company	82,710,379	—	—	82,710,379
Total Investments in Securities	$ 784,975,904	$ —	$ —	$ 784,975,904

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Short Term Bond Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.0%
Asset-Backed Securities 12.2%
Automobile Asset-Backed Securities 1.3%
BOF VII AL Funding Trust I
Series 2023-CAR3, Class A2
6.291%, due 7/26/32 (a)	$ 782,798	$ 789,235
Carvana Auto Receivables Trust
Series 2022-P3, Class A3
4.61%, due 11/10/27	500,000	495,269
GM Financial Automobile Leasing Trust
Series 2023-1, Class A2A
5.27%, due 6/20/25	1,033,065	1,032,368
		2,316,872
Other Asset-Backed Securities 10.9%
AGL CLO 29 Ltd.
Series 2024-29A, Class B
7.383% (3 Month SOFR + 2.05%), due 4/21/37 (a)(b)(c)	750,000	750,000
ALLO Issuer LLC
Series 2023-1A, Class A2
6.20%, due 6/20/53 (a)	800,000	788,654
Apidos CLO XXX
Series XXXA, Class A2
7.16% (3 Month SOFR + 1.862%), due 10/18/31 (a)(c)	500,000	500,036
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
7.305% (3 Month SOFR + 1.98%), due 4/25/36 (a)(c)	500,000	503,992
Barings CLO Ltd. (a)(b)(c)
Series 2024-1A, Class A
6.899% (3 Month SOFR + 1.63%), due 1/20/37	750,000	750,075
Series 2024-1A, Class B
7.369% (3 Month SOFR + 2.10%), due 1/20/37	450,000	450,045
Barings Loan Partners CLO Ltd. 3
Series LP-3A, Class BR
7.418% (3 Month SOFR + 2.10%), due 7/20/33 (a)(c)	750,000	749,977
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
7.425% (3 Month SOFR + 2.10%), due 4/25/36 (a)(c)	400,000	403,142
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A3
3.10%, due 12/15/50 (a)	689,208	593,898
CyrusOne Data Centers Issuer I LLC (a)
Series 2023-1A, Class A2
4.30%, due 4/20/48	500,000	457,151
Series 2023-2A, Class A2
5.56%, due 11/20/48	675,000	645,558
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A
1.80%, due 11/25/45 (a)	290,982	259,555

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Empower CLO Ltd.
Series 2023-2A, Class A1
7.514% (3 Month SOFR + 2.20%), due 7/15/36 (a)(c)	$ 1,000,000	$ 1,008,091
Invesco US CLO Ltd. (a)(c)
Series 2023-2A, Class A
7.118% (3 Month SOFR + 1.80%), due 4/21/36	1,000,000	1,005,895
Series 2023-1A, Class A1
7.318% (3 Month SOFR + 2.00%), due 4/22/35	750,000	751,377
Jimmy Johns Funding LLC
Series 2022-1A, Class A2I
4.077%, due 4/30/52 (a)	736,875	693,982
Juniper Valley Park CLO LLC
Series 2023-1A, Class B
7.868% (3 Month SOFR + 2.55%), due 7/20/35 (a)(c)	750,000	752,608
MetroNet Infrastructure Issuer LLC (a)
Series 2022-1A, Class A2
6.35%, due 10/20/52	800,000	792,928
Series 2023-1A, Class A2
6.56%, due 4/20/53	500,000	499,363
Oak Street Investment Grade Net Lease Fund (a)
Series 2021-1A, Class A1
1.48%, due 1/20/51	697,732	632,117
Series 2021-2A, Class A1
2.38%, due 11/20/51	962,886	861,345
Oaktree CLO Ltd.
Series 2022-2A, Class BR
7.464% (3 Month SOFR + 2.15%), due 7/15/33 (a)(c)	1,000,000	1,000,178
OCP CLO Ltd.
Series 2024-31A, Class A1
6.923% (3 Month SOFR + 1.63%), due 4/20/37 (a)(b)(c)	750,000	750,000
Octagon 67 Ltd.
Series 2023-1A, Class A1
7.125% (3 Month SOFR + 1.80%), due 4/25/36 (a)(c)	1,000,000	1,002,962
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, due 1/15/53 (a)	748,146	699,692
SVC ABS LLC
Series 2023-1A, Class A
5.15%, due 2/20/53 (a)	781,402	752,322
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A
7.268% (3 Month SOFR + 1.95%), due 7/21/35 (a)(c)	750,000	752,481
Vibrant CLO X Ltd.
Series 2018-10A, Class A1
6.779% (3 Month SOFR + 1.462%), due 10/20/31 (a)(c)	472,661	472,661
Voya CLO Ltd. (a)(c)
Series 2022-4A, Class A
7.468% (3 Month SOFR + 2.15%), due 10/20/33	250,000	250,341

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Voya CLO Ltd. (a)(c)
Series 2022-4A, Class B
8.618% (3 Month SOFR + 3.30%), due 10/20/33	$ 250,000	$ 250,562
		19,780,988
Total Asset-Backed Securities (Cost $21,876,614)		22,097,860
Corporate Bonds 30.5%
Auto Manufacturers 1.8%
American Honda Finance Corp.
0.55%, due 7/12/24	825,000	807,103
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	505,000	490,750
6.80%, due 5/12/28	455,000	472,795
General Motors Financial Co., Inc.
6.05%, due 10/10/25	735,000	745,702
Hyundai Capital America
5.65%, due 6/26/26 (a)	565,000	570,538
Nissan Motor Acceptance Co. LLC (a)
6.95%, due 9/15/26	60,000	62,006
7.05%, due 9/15/28	140,000	146,916
		3,295,810
Banks 16.5%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(c)	455,000	465,243
Bank of America Corp.
4.20%, due 8/26/24	1,240,000	1,229,869
5.08%, due 1/20/27 (d)	1,535,000	1,535,246
5.202%, due 4/25/29 (d)	380,000	383,108
Bank of New York Mellon Corp. (The) (d)
4.543%, due 2/1/29	590,000	586,774
4.947%, due 4/26/27	435,000	435,752
Barclays plc
3.65%, due 3/16/25	400,000	392,432
5.829%, due 5/9/27 (d)	210,000	211,785
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (c)	1,330,000	1,421,521
Citigroup, Inc.
5.61%, due 9/29/26 (d)	1,040,000	1,048,006
Citizens Bank NA
6.064%, due 10/24/25 (d)	1,055,000	1,051,771
Credit Suisse AG
7.95%, due 1/9/25	1,010,000	1,033,463
Deutsche Bank AG
6.119%, due 7/14/26 (d)	2,090,000	2,105,048
Fifth Third Bank NA
5.852%, due 10/27/25 (d)	1,040,000	1,041,338

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	$ 280,000	$ 280,803
HSBC Holdings plc
7.336%, due 11/3/26 (d)	840,000	871,840
HSBC USA, Inc.
5.625%, due 3/17/25	1,165,000	1,172,276
Huntington National Bank (The) (d)
4.008%, due 5/16/25	580,000	574,729
5.699%, due 11/18/25	295,000	293,410
JPMorgan Chase & Co. (d)
5.04%, due 1/23/28	715,000	718,058
5.546%, due 12/15/25	525,000	525,294
KeyBank NA
3.30%, due 6/1/25	526,000	509,376
4.15%, due 8/8/25	540,000	528,024
Lloyds Banking Group plc
3.75%, due 1/11/27	835,000	806,536
Mitsubishi UFJ Financial Group, Inc.
5.354% (1 Year Treasury Constant Maturity Rate + 1.90%), due 9/13/28 (c)	205,000	207,677
Morgan Stanley (d)
4.679%, due 7/17/26	450,000	446,963
5.173%, due 1/16/30	920,000	927,913
6.138%, due 10/16/26	1,000,000	1,018,839
Morgan Stanley Bank NA
4.754%, due 4/21/26	620,000	620,666
National Securities Clearing Corp.
5.15%, due 5/30/25 (a)	250,000	251,355
PNC Financial Services Group, Inc. (The) (d)
4.758%, due 1/26/27	125,000	124,215
5.812%, due 6/12/26	230,000	231,282
6.615%, due 10/20/27	295,000	306,638
Royal Bank of Canada
5.66%, due 10/25/24	430,000	431,047
Societe Generale SA
6.446% (1 Year Treasury Constant Maturity Rate + 2.55%), due 1/10/29 (a)(c)	745,000	768,992
State Street Corp.
4.857%, due 1/26/26 (d)	180,000	179,215
Toronto-Dominion Bank (The)
4.285%, due 9/13/24	350,000	347,662
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (c)	285,000	269,800
Truist Financial Corp.
5.435%, due 1/24/30 (d)	675,000	680,753
U.S. Bancorp (d)
4.653%, due 2/1/29	1,010,000	995,041
6.787%, due 10/26/27	440,000	459,024
UBS Group AG
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (a)(c)	625,000	643,661

	Principal Amount	Value
Corporate Bonds
Banks
Wells Fargo & Co. (d)
4.54%, due 8/15/26	$ 1,045,000	$ 1,034,482
5.198%, due 1/23/30	695,000	700,404
		29,867,331
Biotechnology 0.4%
Amgen, Inc.
5.15%, due 3/2/28	665,000	677,038
Chemicals 0.4%
Celanese US Holdings LLC
6.33%, due 7/15/29	395,000	411,632
6.55%, due 11/15/30	260,000	275,031
		686,663
Diversified Financial Services 3.6%
AerCap Ireland Capital DAC
1.65%, due 10/29/24	312,000	302,968
6.45%, due 4/15/27 (a)	792,000	819,460
Air Lease Corp.
0.80%, due 8/18/24	1,005,000	978,372
American Express Co.
6.489%, due 10/30/31 (d)	440,000	476,683
Antares Holdings LP (a)
3.75%, due 7/15/27	250,000	227,207
3.95%, due 7/15/26	250,000	233,363
7.95%, due 8/11/28	500,000	525,080
Ares Management Corp.
6.375%, due 11/10/28	485,000	512,354
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	475,000	491,790
Capital One Financial Corp.
4.985%, due 7/24/26 (d)	345,000	342,987
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (d)	525,000	549,089
Intercontinental Exchange, Inc.
3.65%, due 5/23/25	1,040,000	1,021,421
		6,480,774
Electric 2.2%
Duke Energy Corp.
2.45%, due 6/1/30	320,000	278,786
Enel Finance America LLC
7.10%, due 10/14/27 (a)	200,000	213,731
Florida Power & Light Co.
5.05%, due 4/1/28	595,000	609,300
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	375,000	382,775

	Principal Amount	Value
Corporate Bonds
Electric
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	$ 360,000	$ 363,035
Pacific Gas and Electric Co.
4.55%, due 7/1/30	205,000	195,910
5.45%, due 6/15/27	290,000	291,719
6.10%, due 1/15/29	395,000	409,239
Southern California Edison Co.
5.30%, due 3/1/28	355,000	364,303
5.85%, due 11/1/27	555,000	577,341
Southern Co. (The)
5.15%, due 10/6/25	370,000	371,345
		4,057,484
Entertainment 0.2%
Warnermedia Holdings, Inc.
3.755%, due 3/15/27	305,000	292,994
Healthcare-Products 0.1%
Baxter International, Inc.
2.272%, due 12/1/28	170,000	151,542
Healthcare-Services 0.2%
HCA, Inc.
5.20%, due 6/1/28	435,000	439,382
Insurance 0.5%
Corebridge Financial, Inc.
3.50%, due 4/4/25	240,000	234,823
Corebridge Global Funding
5.20%, due 1/12/29 (a)	625,000	627,392
		862,215
Internet 0.2%
Meta Platforms, Inc.
3.50%, due 8/15/27	450,000	436,602
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	275,000	279,905
Media 0.2%
Charter Communications Operating LLC
4.908%, due 7/23/25	305,000	302,296

	Principal Amount	Value
Corporate Bonds
Packaging & Containers 0.1%
Berry Global, Inc.
5.50%, due 4/15/28 (a)	$ 155,000	$ 156,577
Pharmaceuticals 0.2%
Becton Dickinson & Co.
4.693%, due 2/13/28	185,000	184,998
CVS Health Corp.
4.30%, due 3/25/28	115,000	112,993
		297,991
Pipelines 1.5%
Cheniere Energy, Inc.
4.625%, due 10/15/28	655,000	633,722
Energy Transfer LP
5.55%, due 2/15/28	385,000	391,775
Kinder Morgan Energy Partners LP
4.15%, due 2/1/24	745,000	745,000
ONEOK, Inc.
5.55%, due 11/1/26	265,000	269,468
5.85%, due 1/15/26	275,000	278,928
Plains All American Pipeline LP
4.50%, due 12/15/26	390,000	386,373
		2,705,266
Semiconductors 0.7%
Broadcom Corp.
3.875%, due 1/15/27	500,000	487,043
Intel Corp.
4.875%, due 2/10/28	425,000	430,737
Micron Technology, Inc.
4.975%, due 2/6/26	265,000	265,398
		1,183,178
Software 0.6%
Oracle Corp.
1.65%, due 3/25/26	1,140,000	1,065,401
Telecommunications 0.7%
AT&T, Inc.
1.70%, due 3/25/26	780,000	730,865
T-Mobile USA, Inc.
2.625%, due 4/15/26	500,000	476,002
		1,206,867

	Principal Amount	Value
Corporate Bonds
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP (a)
5.75%, due 5/24/26	$ 330,000	$ 333,152
6.05%, due 8/1/28	185,000	192,016
		525,168
Total Corporate Bonds (Cost $54,226,399)		54,970,484
Mortgage-Backed Securities 7.5%
Agency (Collateralized Mortgage Obligations) 2.0%
FHLMC, Strips (e)
Series 390, Class C22
2.00%, due 4/15/37	4,556,942	352,160
Series 390, Class C5
2.00%, due 4/15/42	4,640,378	416,699
FNMA (e)
REMIC, Series 2023-2, Class DI
2.00%, due 5/25/51	4,266,905	560,423
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51	4,259,803	682,331
REMIC, Series 2023-2, Class EI
2.50%, due 4/25/51	4,720,809	759,748
FNMA, Strips
REMIC, Series 432, Class C2
2.00%, due 7/25/37 (e)	12,598,484	915,500
		3,686,861
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.7%
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (a)	875,000	827,428
CENT Trust
Series 2023-CITY, Class A
7.953% (1 Month SOFR + 2.62%), due 9/15/38 (a)(c)	750,000	755,625
FNMA, ACES
REMIC, Series 2019-M12, Class X3
0.717%, due 6/25/29 (e)(f)	13,000,000	367,669
GNMA (e)(f)
Series 2023-179
0.612%, due 9/16/63	14,939,865	611,858
Series 2023-108
0.699%, due 8/16/59	16,274,434	583,281
Series 2021-106
0.859%, due 4/16/63	8,062,566	527,155
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2
3.087%, due 3/5/37 (a)	500,000	482,275

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
OPEN Trust
Series 2023-AIR, Class A
8.422% (1 Month SOFR + 3.089%), due 10/15/28 (a)(c)	$ 707,269	$ 710,805
		4,866,096
Whole Loan (Collateralized Mortgage Obligations) 2.8%
A&D Mortgage Trust (a)(g)
Series 2024-NQM1, Class A1
6.195%, due 2/25/69	600,000	602,243
Series 2023-NQM4, Class A1
7.472%, due 9/25/68	722,608	740,355
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(g)	496,688	501,235
COLT Mortgage Loan Trust (a)(g)
Series 2023-4, Class A1
7.163%, due 10/25/68	743,166	759,456
Series 2023-3, Class A1
7.18%, due 9/25/68	734,098	751,601
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(g)	730,253	746,445
HOMES Trust
Series 2023-NQM2, Class A1
6.456%, due 2/25/68 (a)(g)	912,035	917,928
		5,019,263
Total Mortgage-Backed Securities (Cost $13,445,467)		13,572,220
U.S. Government & Federal Agencies 45.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.9%
FHLB
5.75%, due 3/9/28	525,000	523,771
UMBS Pool, 30 Year
5.50%, due 10/1/52	491,196	494,008
6.00%, due 7/1/53	575,458	589,946
		1,607,725
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.2%
UMBS, 30 Year
6.00%, due 11/1/52 (b)	693,882	704,945
6.00%, due 9/1/53	523,926	540,361
6.50%, due 11/1/53	793,558	814,962
		2,060,268

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes 43.7%
U.S. Treasury Notes
0.25%, due 5/15/24	$ 4,550,000	$ 4,485,305
2.25%, due 4/30/24	1,000,000	992,500
2.50%, due 5/15/24	21,550,000	21,377,432
4.00%, due 1/15/27	4,900,000	4,898,851
4.00%, due 1/31/29	2,150,000	2,162,934
4.25%, due 9/30/24	4,000,000	3,980,312
4.25%, due 1/31/26	38,250,000	38,267,930
4.50%, due 11/15/33	2,650,000	2,767,180
		78,932,444
Total U.S. Government & Federal Agencies (Cost $82,304,848)		82,600,437
Total Long-Term Bonds (Cost $171,853,328)		173,241,001

	Shares

Exchange-Traded Fund 2.3%
iShares 1-5 Year Investment Grade Corporate Bond ETF	80,301	4,133,895
Total Exchange-Traded Fund (Cost $4,041,019)		4,133,895
Short-Term Investment 2.2%
Unaffiliated Investment Company 2.2%
JPMorgan U.S. Government Money Market Fund, IM Class, 5.263% (h)	3,960,675	3,960,675
Total Short-Term Investment (Cost $3,960,675)		3,960,675
Total Investments (Cost $179,855,022)	100.5%	181,335,571
Other Assets, Less Liabilities	(0.5)	(812,606)
Net Assets	100.0%	$ 180,522,965

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	Floating rate—Rate shown was the rate in effect as of January 31, 2024.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2024.
(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2024.
(g)	Step coupon—Rate shown was the rate in effect as of January 31, 2024.
(h)	Current yield as of January 31, 2024.
Futures Contracts
As of January 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	246	March 2024	$ 50,242,380	$ 50,591,438	$ 349,058
Short Contracts
U.S. Treasury 5 Year Notes	(98)	March 2024	(10,448,649)	(10,622,281)	(173,632)
U.S. Treasury 10 Year Notes	(16)	March 2024	(1,756,632)	(1,797,250)	(40,618)
U.S. Treasury 10 Year Ultra Bonds	(31)	March 2024	(3,516,538)	(3,623,125)	(106,587)
U.S. Treasury Long Bonds	(1)	March 2024	(116,248)	(122,344)	(6,096)
Total Short Contracts					(326,933)
Net Unrealized Appreciation					$ 22,125

1.	As of January 31, 2024, cash in the amount of $282,713 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2024.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SVC—El Salvador Colon
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 22,097,860	$ —	$ 22,097,860
Corporate Bonds	—	54,970,484	—	54,970,484
Mortgage-Backed Securities	—	13,572,220	—	13,572,220
U.S. Government & Federal Agencies	—	82,600,437	—	82,600,437
Total Long-Term Bonds	—	173,241,001	—	173,241,001
Exchange-Traded Fund	4,133,895	—	—	4,133,895
Short-Term Investment
Unaffiliated Investment Company	3,960,675	—	—	3,960,675
Total Investments in Securities	8,094,570	173,241,001	—	181,335,571
Other Financial Instruments
Futures Contracts (b)	349,058	—	—	349,058
Total Investments in Securities and Other Financial Instruments	$ 8,443,628	$ 173,241,001	$ —	$ 181,684,629
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (326,933)	$ —	$ —	$ (326,933)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Strategic Municipal Allocation Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.4%
Long-Term Municipal Bonds 94.2%
Alabama 2.0%
Alabama Housing Finance Authority, ECG Dry Creek LP, Revenue Bonds
Series H
5.00%, due 6/1/26 (a)	$ 500,000	$ 506,965
Black Belt Energy Gas District, Gas Project No.4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (a)	1,480,000	1,483,436
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	1,760,000	1,763,193
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	640,000	639,592
Series B
5.20%, due 4/1/53	700,000	680,884
Series C-1
5.25%, due 12/1/26	1,850,000	1,929,335
Series B-2
5.25%, due 12/1/53 (a)	3,800,000	4,112,084
Series F
5.50%, due 11/1/53 (a)	1,600,000	1,703,599
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28	205,000	157,983
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	760,000	792,346
Southeast Energy Authority, A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	1,600,000	1,735,405
State of Alabama, Unlimited General Obligation
Series A
3.00%, due 8/1/26	1,000,000	993,901
Town of Pike Road, Limited General Obligation
5.00%, due 3/1/40	845,000	956,482
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (b)	1,500,000	1,456,195
		18,911,400
Alaska 0.6%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/28	250,000	254,725
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (c)
Series 3
5.25%, due 12/1/39	1,085,000	1,208,289
Series 3
5.25%, due 12/1/41	1,205,000	1,327,401

	Principal Amount	Value
Long-Term Municipal Bonds
Alaska
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (c)
Series 3
5.25%, due 12/1/42	$ 1,270,000	$ 1,393,441
Series 3
5.25%, due 12/1/43	1,340,000	1,462,624
		5,646,480
Arizona 1.5%
Arizona Industrial Development Authority, Ball Charter Schools Project, Revenue Bonds
2.65%, due 7/1/26	65,000	62,723
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/41	1,700,000	1,816,140
Series A
5.00%, due 11/1/43	1,800,000	1,906,614
Arizona Industrial Development Authority, Cottonwood Ranch Apartments LP, Revenue Bonds
5.00%, due 1/1/42 (a)	3,000,000	3,112,118
Arizona Industrial Development Authority, Glendale Senior Project, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 10/1/44 (a)	2,000,000	2,062,006
City of Lake Havasu City, Wastewater System, Revenue Bonds
Series B, Insured: AGM
5.00%, due 7/1/40	1,250,000	1,266,101
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,190,458
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
5.00%, due 7/1/39	1,000,000	1,038,042
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	620,000	593,310
University of Arizona (The), Revenue Bonds
Series B
5.00%, due 6/1/46	1,000,000	1,027,754
		14,075,266
Arkansas 0.5%
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds
4.50%, due 9/1/49 (b)(c)	1,135,000	1,111,308
Bentonville School District No. 6, Unlimited General Obligation
Series D, Insured: State Aid Withholding
2.00%, due 6/1/35	1,340,000	1,099,594
City of Batesville, Sales & Use Tax, Revenue Bonds
Series B, Insured: BAM
5.00%, due 2/1/39 (d)	500,000	537,579
Little Rock School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
2.00%, due 2/1/36	2,000,000	1,623,714
		4,372,195

	Principal Amount	Value
Long-Term Municipal Bonds
California 7.2%
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (a)
Series C
5.25%, due 1/1/54	$ 8,555,000	$ 9,049,245
Series G-1
5.25%, due 11/1/54	2,000,000	2,146,845
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (a)	1,035,000	1,035,101
California Infrastructure & Economic Development Bank, DesertXpress Enterprises LLC, Revenue Bonds
Series A
3.95%, due 1/1/50 (a)(b)(c)	5,365,000	5,365,503
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (c)	2,500,000	2,499,618
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (a)(c)	1,500,000	1,498,858
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/31 (c)	1,240,000	1,295,936
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/36	1,300,000	1,526,965
California Municipal Finance Authority, Aldersly Project, Revenue Bonds
Series C, Insured: California Mortgage Insurance
5.50%, due 11/15/27	500,000	499,989
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series B-3
2.125%, due 11/15/27 (b)	100,000	99,999
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (b)	910,000	899,464
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (b)	240,000	216,424
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/32 (b)	2,155,000	2,207,051
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series D
5.00%, due 11/1/25	2,575,000	2,671,942
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/26	260,000	259,456
Series D
4.75%, due 9/2/33	250,000	256,302
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,000,000	1,023,182

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Beaumont, Community Facilities District No. 2021-1, Special Tax
Series 1
5.00%, due 9/1/39	$ 400,000	$ 427,662
City of San Jose, Unlimited General Obligation
Series A-1
5.00%, due 9/1/41	1,500,000	1,642,748
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/35	1,000,000	1,145,296
Clovis Unified School District, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/30	1,500,000	1,232,041
Corona Community Facilities District, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	100,000	108,375
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	100,000	104,698
5.00%, due 9/1/30	175,000	188,125
5.00%, due 9/1/32	175,000	190,103
County of Sacramento, Airport System, Revenue Bonds
Series B
5.00%, due 7/1/41	1,000,000	1,031,516
Foothill-De Anza Community College District, Unlimited General Obligation
Series B, Insured: NATL-RE FGIC
(zero coupon), due 8/1/29	1,045,000	898,094
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/37	500,000	566,216
Kern Community College District, Election of 2016, Unlimited General Obligation
Series D
5.25%, due 8/1/37	1,500,000	1,808,025
Madera Unified School District, Unlimited General Obligation
4.00%, due 8/1/44	100,000	100,326
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series E
4.69%, due 7/1/37	500,000	499,439
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	500,000	502,498
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (c)	4,500,000	5,003,751
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/38 (c)	1,000,000	1,133,308
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series C
5.00%, due 5/1/33 (c)	6,000,000	6,815,362

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	$ 5,000,000	$ 5,068,270
Series B
5.25%, due 1/15/49	2,000,000	2,025,252
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	1,925,000	1,778,556
State of California, Various Purpose, Unlimited General Obligation
5.00%, due 4/1/38	2,455,000	2,459,442
University of California, Revenue Bonds
Series BN
5.50%, due 5/15/40	1,400,000	1,698,737
		68,979,720
Colorado 3.1%
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	500,000	479,821
Arapahoe County School District No. 6 Littleton, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.50%, due 12/1/43	750,000	822,087
Arista Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/38	1,500,000	1,662,686
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	2,000,000	2,068,659
City & County of Denver, Airport System, Revenue Bonds (c)
Series A
5.00%, due 12/1/31	7,000,000	7,451,086
Series A
5.00%, due 12/1/43	1,000,000	1,029,146
Series D
5.75%, due 11/15/41	1,715,000	1,976,104
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
5.00%, due 8/1/44	1,000,000	1,023,207
Colorado Health Facilities Authority, Aberdeen Ridge, Inc. Obligated Group, Revenue Bonds
Series B-3
2.125%, due 5/15/28	250,000	233,857
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	250,000	240,200
Series A-1, Insured: BAM
5.00%, due 8/1/35	180,000	194,467
Series A
5.25%, due 11/1/37	1,450,000	1,615,304

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (b)	$ 200,000	$ 206,170
Ground Water Management Subdistrict of Central Colorado, Water Conservancy District, Limited General Obligation
Insured: BAM
4.00%, due 12/1/40	250,000	250,340
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series A-2
4.125%, due 12/1/40	575,000	496,262
Midtown Clear Creek Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.50%, due 12/1/43	1,200,000	1,350,917
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: NATL-RE
5.00%, due 12/1/26	1,300,000	1,363,511
Ravenna Metropolitan District, Limited General Obligation
Insured: AGM
5.00%, due 12/1/38	1,400,000	1,545,758
Insured: AGM
5.00%, due 12/1/43	1,750,000	1,881,627
Reata South Metropolitan District, Limited General Obligation
5.375%, due 12/1/37	1,000,000	1,009,039
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
3.375%, due 12/1/30	999,000	948,719
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	580,000	556,283
Weld County School District No. RE-2, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/36	1,425,000	1,583,031
		29,988,281
Connecticut 1.0%
City of Danbury, Unlimited General Obligation
5.00%, due 9/24/24 (b)	1,740,000	1,754,262
City of New Haven, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/31	1,200,000	1,340,866
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	230,000	230,842
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
4.00%, due 5/1/36	1,040,000	1,095,960
Series A
5.25%, due 7/1/40	1,500,000	1,742,368
Series A
5.25%, due 7/1/40	2,500,000	2,942,631

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
State of Connecticut, Unlimited General Obligation
Series A
5.77%, due 3/15/25	$ 500,000	$ 504,674
		9,611,603
Delaware 0.6%
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/38	770,000	813,447
Series B
5.00%, due 11/15/43	3,010,000	3,120,127
Delaware State Housing Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	1,645,000	1,794,415
		5,727,989
District of Columbia 0.7%
District of Columbia, Unlimited General Obligation
Series D
5.00%, due 6/1/41	3,250,000	3,369,533
District of Columbia Housing Finance Agency, Lisner Senior Independent Owner LP, Revenue Bonds
5.00%, due 10/1/41 (a)	3,000,000	3,091,486
		6,461,019
Florida 4.6%
Ave Maria Stewardship Community District, Phase 4 Master Improvement Project Area, Special Assessment
Series A
4.00%, due 5/1/42	1,500,000	1,297,396
4.50%, due 5/1/33 (b)	250,000	250,517
Capital Trust Agency, Inc., Advantage Academy of Hillsborough, Inc., Revenue Bonds
Series A
5.00%, due 12/15/39	500,000	501,868
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	89,164
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	635,000	677,223
City of Hallandale Beach, Unlimited General Obligation
3.00%, due 7/1/35	2,150,000	2,048,088
City of Palmetto, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	130,000	131,082
Series A
5.00%, due 6/1/32	100,000	107,166
City of Tampa, Centre & Lower Basis Storm Water, Special Assessment
5.25%, due 5/1/46	2,730,000	2,901,374
City of West Palm Beach, Utility System, Revenue Bonds
Series A
5.00%, due 10/1/42	2,500,000	2,625,244

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (b)	$ 160,000	$ 155,738
Collier County Educational Facilities Authority, Ave Maria University, Inc., Revenue Bonds
5.00%, due 6/1/29	1,065,000	1,104,968
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/33 (c)	6,500,000	6,521,911
County of Miami-Dade, Transit System, Revenue Bonds
5.00%, due 7/1/43	2,300,000	2,531,710
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.50%, due 9/1/37	2,040,000	2,384,663
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	532,342
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
5.00%, due 2/1/33	1,300,000	1,346,802
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/34	325,000	376,733
Harbor Bay Community Development District, Special Assessment
Series A-1
3.10%, due 5/1/24	100,000	99,699
Series A-2
3.10%, due 5/1/24	100,000	99,699
Hilltop Point Community Development District, Assessment Area One, Special Assessment
Series 1
4.60%, due 5/1/27	100,000	99,844
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	200,000	200,160
JEA Water & Sewer System, Revenue Bonds
Series A
5.25%, due 10/1/49	2,735,000	3,082,186
Laurel Road Community Development District, Special Assessment
Series A-2
3.125%, due 5/1/31	235,000	209,667
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Revenue Bonds
5.00%, due 7/1/31	1,605,000	1,498,145
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/40	500,000	505,326
Palm Beach County Housing Finance Authority, Everglades Townhomes LP, Revenue Bonds
5.00%, due 2/1/27 (a)	994,000	1,020,785
Palm Coast Park Community Development District, Spring Lake Tracts 2 and 3, Special Assessment
2.40%, due 5/1/26	100,000	95,697

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	$ 300,000	$ 298,767
Preston Cove Community Development District, Special Assessment
3.25%, due 5/1/27	100,000	96,739
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	90,229
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	86,076
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	200,000	185,509
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	250,000	253,272
Southern Groves Community Development District No. 5, 2021 Assessment Area, Special Assessment
2.80%, due 5/1/31	425,000	391,724
Sunbridge Stewardship District, Weslyn Park Project Assessment, Special Assessment
4.60%, due 5/1/32	460,000	457,165
Tampa Bay Water, Revenue Bonds
5.00%, due 10/1/40	1,580,000	1,776,125
Two Lakes Community Development District, Expansion Area Project, Special Assessment
3.375%, due 12/15/30	1,510,000	1,405,418
3.75%, due 12/15/39	2,990,000	2,578,606
4.00%, due 12/15/49	2,200,000	1,760,206
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	30,000	28,790
Village Community Development District No. 13, Phase III, Special Assessment
2.85%, due 5/1/36	1,495,000	1,264,619
Village Community Development District No. 15, Special Assessment
4.375%, due 5/1/33 (b)	100,000	100,899
Watergrass Community Development District II, Phase 2, Special Assessment
2.50%, due 5/1/31	100,000	86,880
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	135,000	124,392
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	100,407
		43,581,020
Georgia 1.9%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (b)	665,000	624,651
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/34 (c)	450,000	507,159
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series B
4.00%, due 7/1/38	820,000	841,981

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Main Street Natural Gas, Inc., Revenue Bonds
Series B
4.00%, due 8/1/49 (a)	$ 2,000,000	$ 2,003,400
Series A
4.00%, due 7/1/52 (a)	5,000,000	5,023,916
Series E-2
5.258%, due 12/1/53	5,000,000	5,024,703
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A
5.00%, due 1/1/39	2,000,000	2,077,772
Walton County Water & Sewer Authority, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Revenue Bonds
5.25%, due 2/1/47	1,700,000	1,925,401
		18,028,983
Guam 0.9%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,500,000	1,489,866
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/24	590,000	590,719
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	500,000	552,028
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	400,000	404,831
Series D
5.00%, due 11/15/27	365,000	373,452
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/42	2,335,000	2,262,476
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/32	1,000,000	1,032,153
Series A
5.00%, due 12/1/34	1,750,000	1,801,130
		8,506,655
Hawaii 0.3%
Kauai County Community Facilities District, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/26	80,000	79,831
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/45 (c)	2,905,000	2,908,272
		2,988,103
Idaho 0.0% ‡
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	370,000	373,400

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois 10.0%
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/41	$ 5,750,000	$ 5,337,074
Series B
5.00%, due 12/1/31	1,000,000	1,060,163
Series A
5.00%, due 12/1/33	500,000	527,972
Series B
5.00%, due 12/1/33	1,500,000	1,500,026
Series A
5.00%, due 12/1/37	1,085,000	1,124,668
Series C
5.25%, due 12/1/39	1,000,000	996,413
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	1,000,000	1,044,802
Chicago Midway International Airport, Revenue Bonds, Second Lien
Series A
5.00%, due 1/1/31 (c)	700,000	701,983
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/36	4,340,000	4,474,062
Series D
5.00%, due 1/1/36	1,000,000	1,158,304
Series D
5.00%, due 1/1/37	1,000,000	1,149,132
Series A
5.00%, due 1/1/39 (c)	1,640,000	1,712,550
Series B
5.00%, due 1/1/39	1,350,000	1,456,546
Chicago O'Hare International Airport, TRIPS Obligated Group, Revenue Bonds
5.00%, due 7/1/48 (c)	3,000,000	3,016,112
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/39	1,195,000	1,343,333
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Insured: AGM
5.00%, due 12/1/44	10,000,000	10,018,224
5.25%, due 12/1/49	1,000,000	1,004,779
City of Chicago, Grace Manor LP, Revenue Bonds
Insured: HUD SECT 8 FHA 221(D4)
5.00%, due 11/1/26 (a)	5,000,000	5,107,425
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/32	1,500,000	1,640,089
Series A
6.00%, due 1/1/38	2,500,000	2,619,258
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/44	3,000,000	3,009,005

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AGM
5.25%, due 1/1/42	$ 450,000	$ 469,416
City of Joliet, Rock Run Crossing Project, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/42	2,000,000	2,254,788
City of Joliet, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/44	1,000,000	1,123,946
Fox Lake Public Library District, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/28	1,175,000	1,145,435
Illinois Finance Authority, Washington and Jane Smith Home (The), Revenue Bonds
4.00%, due 10/15/24	215,000	211,621
Illinois Finance Authority, Acero Charter Schools, Inc., Revenue Bonds
4.00%, due 10/1/33 (b)	250,000	234,851
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	2,500,000	2,501,285
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/34	250,000	280,603
Illinois Housing Development Authority, Island Terrace 4% Preservation Associates LP, Revenue Bonds
5.00%, due 2/1/27 (a)	6,000,000	6,138,412
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	1,500,000	1,503,356
Series A
5.00%, due 2/1/32	4,830,000	4,934,671
Illinois Sports Facilities Authority (The), Revenue Bonds
5.00%, due 6/15/30	1,000,000	1,051,105
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/39	1,500,000	1,742,006
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 1/1/40	1,000,000	1,018,850
Series B
5.00%, due 1/1/40	1,000,000	1,026,234
Lake County Consolidated High School District No. 120 Mundelein, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	942,525
Madison County Community Unit School District No. 7, Unlimited General Obligation
Series D, Insured: BAM
5.00%, due 12/1/25	1,500,000	1,536,004
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
5.00%, due 12/15/28	2,000,000	2,128,382

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Unlimited General Obligation
Series E
5.00%, due 12/1/41	$ 1,000,000	$ 1,033,873
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	1,285,000	1,399,376
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.50%, due 1/1/36	2,000,000	2,211,473
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, Unlimited General Obligation
Series A, Insured: AGM
5.50%, due 12/1/36	350,000	402,335
Southwestern Illinois Development Authority, Madison County Community Unit School District No. 7 Edwardsville, Revenue Bonds
Series A, Insured: BAM
5.50%, due 12/1/35	1,500,000	1,765,728
State of Illinois, Unlimited General Obligation
Series D
5.00%, due 11/1/28	1,000,000	1,067,332
5.00%, due 2/1/39	1,370,000	1,370,688
Insured: AGM-CR
5.25%, due 2/1/34	1,975,000	1,977,590
5.50%, due 5/1/39	500,000	554,675
Village of Bradley, Unlimited General Obligation
Insured: AGM
5.00%, due 12/15/42	700,000	770,431
Insured: AGM
5.00%, due 12/15/43	800,000	877,422
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.25%, due 1/1/39	175,000	197,126
Insured: BAM
5.50%, due 1/1/43	1,825,000	2,062,448
		95,935,907
Indiana 3.8%
Avon Community School Building Corp., First Mortgage Bonds, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/37	1,000,000	1,181,094
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/42	1,000,000	1,114,681
City of Bloomington, Waterworks, Revenue Bonds
Insured: BAM
5.00%, due 7/1/36	1,495,000	1,675,496
City of Lafayette, Local Income Tax, Revenue Bonds
Insured: BAM State Intercept
3.00%, due 12/31/33	1,195,000	1,096,869

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Danville Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 7/15/24	$ 2,350,000	$ 2,361,024
Insured: State Intercept
5.00%, due 1/15/25	1,455,000	1,470,488
Greater Clark Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 7/15/38	1,000,000	1,236,658
Series B, Insured: State Intercept
6.00%, due 7/15/40	1,300,000	1,588,234
Series B, Insured: State Intercept
6.00%, due 1/15/43	1,170,000	1,410,613
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	655,000	611,376
Series A
5.00%, due 12/1/40	1,500,000	1,525,753
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds (a)
Series B
0.95%, due 12/1/38 (c)	4,525,000	4,196,446
Series A
1.40%, due 8/1/29	250,000	215,948
Indiana Finance Authority, Republic Services, Inc. Project, Revenue Bonds (a)(c)
Series A
4.50%, due 5/1/34	4,500,000	4,500,052
4.50%, due 12/1/37	4,500,000	4,500,052
Indiana Housing & Community Development Authority, Revenue Bonds
Insured: FHA 223(F)
5.00%, due 10/1/26 (a)	1,500,000	1,524,308
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/40	1,850,000	2,074,722
Southwest Dubois County School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 7/15/24	565,000	567,650
Tippecanoe County School Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 1/15/43	500,000	603,724
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/43	2,000,000	2,296,350
Warsaw Community Schools, Limited General Obligation
Insured: State Intercept
5.00%, due 7/15/24	1,000,000	1,004,915
		36,756,453

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa 1.0%
City of Des Moines, Unlimited General Obligation
Series D
1.50%, due 6/1/34	$ 1,200,000	$ 929,465
Series D
1.75%, due 6/1/38	540,000	385,460
Series F
2.00%, due 6/1/35	2,375,000	1,931,407
Series F
2.00%, due 6/1/36	2,415,000	1,912,065
County of Polk, Unlimited General Obligation
Series A
3.00%, due 6/1/32	2,000,000	1,906,795
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.00%, due 6/1/29	930,000	1,043,095
Iowa City Community School District, Unlimited General Obligation
2.50%, due 6/1/38	565,000	463,896
2.50%, due 6/1/39	1,035,000	828,324
		9,400,507
Kentucky 1.6%
City of Ashland, Ashland Hospital Corp., Revenue Bonds
Series A
5.00%, due 2/1/40	500,000	506,191
City of Henderson, Pratt Paper LLC Project, Revenue Bonds
Series B
3.70%, due 1/1/32 (b)(c)	350,000	338,540
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.00%, due 9/1/38	1,000,000	1,087,214
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/25	1,500,000	1,515,214
Series A
5.00%, due 7/1/40	2,145,000	2,151,791
Series A
5.00%, due 1/1/45	3,200,000	3,201,101
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
5.00%, due 9/1/35	820,000	868,279
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (a)
Series C
4.00%, due 2/1/50	2,600,000	2,605,422
Series A-1
5.25%, due 4/1/54	2,500,000	2,717,110
		14,990,862

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana 2.0%
City of New Orleans, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/33	$ 1,250,000	$ 1,405,883
Greater New Orleans Expressway Commission, Revenue Bonds
Insured: AGM
5.00%, due 11/1/42	1,500,000	1,529,971
Jefferson Davis Parish Road Sales Tax District No. 1, Revenue Bonds
Insured: AGM
4.00%, due 2/1/26	915,000	930,301
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/42	260,000	262,495
Louisiana Housing Corp., Tivoli Place Project, Revenue Bonds
Series A, Insured: HUD SECT 8 FHA 221(D4)
5.00%, due 7/1/26	6,000,000	6,168,595
New Orleans Aviation Board, Louis Armstrong New Orleans International Airport, Revenue Bonds
Series B
5.00%, due 1/1/43 (c)	2,000,000	2,031,665
State of Louisiana, Gasoline & Fuels Tax, Revenue Bonds, Second Lien
Series C
5.00%, due 5/1/40	6,250,000	6,570,524
		18,899,434
Maine 1.1%
Maine Health & Higher Educational Facilities Authority, MaineHealth Obligated Group, Revenue Bonds
Series B, Insured: AGM
5.25%, due 7/1/41	5,155,000	5,795,288
Series B, Insured: AGM
5.25%, due 7/1/43	2,275,000	2,537,568
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.50%, due 7/1/38	1,000,000	1,143,218
Maine State Housing Authority, Revenue Bonds
Series G
1.85%, due 11/15/30	1,000,000	857,627
		10,333,701
Maryland 0.6%
City of Baltimore, Harbor Point Project, Revenue Bonds
4.50%, due 6/1/33	100,000	100,691
County of Charles, Consolidated Public Improvement, Unlimited General Obligation
1.75%, due 10/1/35	1,000,000	799,466
Maryland Community Development Administration, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/42	1,000,000	1,059,031
Maryland Economic Development Corp., Morgan View & Thurgood Marshall Student Housing, Revenue Bonds
Series A
5.25%, due 7/1/32	465,000	518,169

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Insured: State Intercept
5.00%, due 5/1/36	$ 1,000,000	$ 1,039,854
Series A, Insured: State Intercept
5.00%, due 5/1/42	1,820,000	1,923,158
		5,440,369
Massachusetts 0.5%
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series A
5.00%, due 5/1/48	1,000,000	1,104,081
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	1,000,000	757,452
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources, Inc., Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,232,111
5.00%, due 10/1/34	1,500,000	1,532,518
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/34	500,000	507,649
		5,133,811
Michigan 2.4%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	245,277
Charter Township of Emmett, Unlimited General Obligation
Insured: AGM
3.00%, due 4/1/34	1,045,000	958,343
City of Detroit, Unlimited General Obligation
Series A
5.00%, due 4/1/34	275,000	295,134
5.50%, due 4/1/40	430,000	458,231
Ferndale Public Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/42	1,090,000	1,192,086
Grand Blanc Community Schools, Unlimited General Obligation
Insured: Q-SBLF
2.375%, due 11/1/42	1,475,000	1,082,921
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	1,000,000	1,036,849
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/46	1,000,000	1,023,725
Series C
5.25%, due 7/1/33	1,500,000	1,575,326
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/34	500,000	518,131

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, BHSH System Obligated Group, Revenue Bonds
Series A
5.00%, due 4/15/29	$ 1,000,000	$ 1,110,782
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	1,000,000	1,006,548
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
6.00%, due 11/1/32	1,250,000	1,274,110
Michigan State Housing Development Authority, New Baltimore Place Apartments Project, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 12/1/25 (a)	1,097,000	1,105,450
Michigan State Housing Development Authority, Traditions of Holland Apartments Ltd. Dividend Housing Association LLC, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 11/1/26 (a)	2,000,000	2,060,089
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	750,000	784,482
State of Michigan, Unlimited General Obligation
Series A
3.625%, due 5/15/24	1,000,000	996,375
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/44	2,000,000	2,358,854
Summit Academy North, Michigan Public School Academy, Revenue Bonds
2.25%, due 11/1/26	160,000	149,688
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds (c)
Series C
5.00%, due 12/1/39	1,475,000	1,477,530
Series B, Insured: AGM
5.50%, due 12/1/40	1,595,000	1,830,300
Wyoming Public Schools, Unlimited General Obligation
Series III, Insured: AGM
4.00%, due 5/1/41	500,000	511,807
		23,052,038
Minnesota 0.5%
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	231,824
City of Minneapolis, Unlimited General Obligation
3.00%, due 12/1/33	1,290,000	1,244,069
Minnesota Housing Finance Agency, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
3.80%, due 7/1/38 (c)	2,280,000	2,280,002
Worthington Independent School District No. 518, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/34	1,210,000	1,139,497
		4,895,392

	Principal Amount	Value
Long-Term Municipal Bonds
Mississippi 0.1%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Project, Revenue Bonds
Series A
5.00%, due 1/1/34	$ 810,000	$ 879,291
Missouri 2.4%
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
Series C
5.00%, due 11/15/47	3,070,000	3,152,248
Hickman Mills C-1 School District, Unlimited General Obligation
Series C-1, Insured: BAM
5.75%, due 3/1/42	2,000,000	2,251,213
Missouri Housing Development Commission, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 5/1/54	10,000,000	11,344,683
Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Revenue Bonds
Series A
5.00%, due 12/1/36	2,190,000	2,223,808
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/40	1,450,000	1,484,272
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	1,500,000	1,415,715
Pattonville R-3 School District, Unlimited General Obligation
Insured: State Aid Direct Deposit
5.50%, due 3/1/39	500,000	573,767
		22,445,706
Montana 0.1%
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (b)
Series A
4.00%, due 10/15/32	300,000	281,868
Series A
4.00%, due 10/15/36	300,000	271,678
		553,546
Nebraska 1.0%
Nebraska Investment Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
2.15%, due 3/1/31	1,150,000	1,005,412
Nebraska Public Power District, Revenue Bonds
Series D
5.00%, due 1/1/41	2,275,000	2,321,376
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/42	2,835,000	2,994,478

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska
Omaha Public Power District, Nebraska City Station Unit 2, Revenue Bonds
Series A
5.00%, due 2/1/46	$ 700,000	$ 716,538
Series A
5.25%, due 2/1/42	1,500,000	1,518,116
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/35	1,500,000	1,202,186
		9,758,106
Nevada 0.1%
Henderson Local Improvement District No. T-22, Rainbow Canyon Phase II, Special Assessment
5.00%, due 3/1/24	100,000	100,087
5.00%, due 3/1/25	200,000	202,458
5.00%, due 3/1/26	300,000	306,665
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/33	500,000	530,173
		1,139,383
New Hampshire 0.3%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (c)	495,000	501,270
New Hampshire Health and Education Facilities Authority Act, Dartmouth-Hitchcock Obligated Group, Revenue Bonds
Series B, Insured: BAM
4.00%, due 8/1/33	2,750,000	2,752,179
		3,253,449
New Jersey 2.9%
City of Atlantic City, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/1/42	1,215,000	1,245,400
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/30 (b)	250,000	248,261
New Jersey Economic Development Authority, Revenue Bonds
Series A
4.914%, due 3/1/24	1,000,000	999,332
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/37 (c)	1,500,000	1,535,157
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series UU
5.00%, due 6/15/40	470,000	472,556
Series WW
5.25%, due 6/15/33	2,500,000	2,578,194
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
5.00%, due 11/1/44	3,000,000	3,173,764
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (c)	250,000	252,633

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Housing & Mortgage Finance Agency, Amity Heights Apartments, Revenue Bonds
Series A, Insured: HUD Sector 8
3.50%, due 7/1/25 (a)	$ 815,000	$ 813,624
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
5.00%, due 6/15/42	10,000,000	11,207,553
Series AA
5.25%, due 6/15/43	2,790,000	2,966,442
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.00%, due 1/1/42	1,000,000	1,116,982
State of New Jersey, Unlimited General Obligation
5.00%, due 6/1/39	500,000	545,891
Tobacco Settlement Financing Corp., Revenue Bonds
Series B
5.00%, due 6/1/46	1,000,000	1,017,489
		28,173,278
New York 5.9%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	315,000	302,538
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (b)(c)	1,000,000	1,004,923
City of New York, Unlimited General Obligation
Series F-1
5.00%, due 6/1/35	1,000,000	1,024,207
Series F-1
5.00%, due 8/1/38	500,000	580,459
Series B-1
5.25%, due 10/1/47	1,500,000	1,677,127
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AGM
4.00%, due 2/15/47	540,000	540,621
Long Island Power Authority, Electric System, Revenue Bonds
Series A
5.00%, due 9/1/39	1,000,000	1,005,748
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	750,000	753,804
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/29	500,000	518,584
Series A-1
5.00%, due 11/15/32	1,295,000	1,340,043
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
4.00%, due 7/1/33	750,000	760,219

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Housing Development Corp., Revenue Bonds
Series C, Insured: HUD Sector 8 FNMA
2.40%, due 8/1/40	$ 1,500,000	$ 1,174,600
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (a)	500,000	498,569
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series HH
5.00%, due 6/15/37	2,000,000	2,041,093
Series HH
5.00%, due 6/15/39	1,000,000	1,017,188
Series DD-2
5.00%, due 6/15/40	1,000,000	1,065,139
Series DD-1
5.00%, due 6/15/49	305,000	321,992
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B-1
5.00%, due 11/1/38	3,000,000	3,080,669
Series F-1
5.00%, due 5/1/42	750,000	786,108
Series C
5.50%, due 5/1/41	2,000,000	2,406,018
Series D-1
5.50%, due 11/1/45	2,000,000	2,327,982
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/40	1,500,000	1,527,011
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	1,555,000	1,590,706
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	464,285
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: AGM-CR
2.75%, due 11/15/41	370,000	303,035
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	1,500,000	1,513,126
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (b)	1,250,000	1,251,433
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	219,307
Series E
4.00%, due 3/15/45	1,950,000	1,939,230
Series B
5.00%, due 2/15/40	1,300,000	1,372,024

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, Sales tax, Revenue Bonds
Series E-3
5.00%, due 3/15/41	$ 1,500,000	$ 1,598,884
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/41	1,000,000	1,027,082
New York State Thruway Authority, Revenue Bonds
Series P
5.00%, due 1/1/41	1,200,000	1,363,464
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
Series A
5.00%, due 12/1/25 (c)	1,400,000	1,431,607
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (c)	4,000,000	4,000,509
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
5.50%, due 6/30/41 (c)	1,700,000	1,868,575
Port Authority of New York & New Jersey, Consolidated 234th, Revenue Bonds
Series 234
5.00%, due 8/1/38 (c)	3,500,000	3,838,035
Town of Colonie, Limited General Obligation
Insured: AGM
2.00%, due 3/1/29	985,000	887,341
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series A-2, Insured: AGM-CR
2.00%, due 5/15/45 (a)	250,000	232,767
Series C
5.25%, due 11/15/40	1,000,000	1,179,696
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series C
5.00%, due 11/15/37	1,000,000	1,077,922
Series B-3
5.00%, due 11/15/38	640,000	656,935
Series A
5.00%, due 11/15/40	3,005,000	3,053,744
		56,624,349
North Carolina 2.5%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.25%, due 3/1/41	3,760,000	2,782,733
County of Alamance, Unlimited General Obligation
2.00%, due 5/1/35	1,500,000	1,234,929
Greater Asheville Regional Airport Authority, Revenue Bonds (c)
Series A, Insured: AGM
5.00%, due 7/1/30	1,500,000	1,654,196
Insured: AGM
5.25%, due 7/1/40	500,000	558,762

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
Greater Asheville Regional Airport Authority, Revenue Bonds (c)
Insured: AGM
5.25%, due 7/1/43	$ 500,000	$ 550,111
North Carolina Housing Finance Agency, Revenue Bonds
Series 38-B
3.85%, due 7/1/37	2,510,000	2,512,970
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (c)
Series A
5.50%, due 6/1/30	4,875,000	5,347,962
Series A
5.50%, due 6/1/31	3,250,000	3,595,710
Series A
5.50%, due 6/1/32	3,000,000	3,343,367
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 1/1/36	1,545,000	1,681,533
Insured: AGM
5.00%, due 1/1/49	1,000,000	1,055,673
		24,317,946
North Dakota 0.4%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AGM-CR
4.00%, due 12/1/37	310,000	302,720
Series A, Insured: AGM
5.00%, due 12/1/30	700,000	781,413
Series A, Insured: AGM
5.00%, due 12/1/31	650,000	734,002
Series A, Insured: AGM
5.00%, due 12/1/32	800,000	914,650
Series A, Insured: AGM
5.00%, due 12/1/33	1,000,000	1,156,044
		3,888,829
Ohio 1.7%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bonds
Series A
5.00%, due 2/15/41	3,000,000	3,062,394
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	1,000,000	925,074
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AGM
5.25%, due 12/1/35	1,000,000	1,165,842
Insured: AGM
5.25%, due 12/1/37	750,000	857,977
City of Upper Arlington, Various Purpose, Limited General Obligation
5.75%, due 12/1/38	700,000	729,348

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
5.375%, due 12/1/37	$ 750,000	$ 812,867
Euclid City School District, Unlimited General Obligation
Series A, Insured: SD CRED PROG
5.25%, due 1/15/44	2,000,000	2,055,631
Forest Hills Local School District, Unlimited General Obligation
5.00%, due 12/1/44	490,000	493,926
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (a)(c)
Series D
2.10%, due 10/1/28	3,000,000	2,933,727
Series B
2.50%, due 11/1/42	1,000,000	886,743
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series D
2.875%, due 2/1/26	250,000	240,893
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (b)(c)	750,000	715,077
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AGM
5.00%, due 12/31/35 (c)	1,000,000	1,005,896
		15,885,395
Oregon 0.2%
Multnomah County School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	2,000,000	1,845,992
Pennsylvania 2.9%
Allegheny County Airport Authority, Revenue Bonds (c)
Series A, Insured: AGM
5.50%, due 1/1/42	2,000,000	2,255,109
Series A, Insured: AGM
5.50%, due 1/1/43	1,500,000	1,683,567
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (b)
5.00%, due 5/1/27	270,000	276,981
5.00%, due 5/1/42	1,175,000	1,187,448
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (b)	500,000	523,991
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	280,058
5.00%, due 7/1/35	300,000	278,530
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
5.00%, due 10/15/32 (b)	250,000	250,681
Coatesville School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.25%, due 11/15/37	5,000,000	5,499,906

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	$ 1,000,000	$ 1,007,531
Cumberland Valley School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
5.00%, due 11/15/44	1,275,000	1,386,978
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (b)
4.25%, due 10/15/26	100,000	94,119
5.00%, due 10/15/30	1,000,000	913,846
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	269,186
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/37	100,000	88,599
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (c)
5.25%, due 6/30/36	2,000,000	2,263,575
5.50%, due 6/30/37	250,000	285,997
5.50%, due 6/30/38	500,000	567,329
Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, Revenue Bonds
5.00%, due 12/1/38	1,000,000	1,009,318
Pennsylvania Housing Finance Agency, Revenue Bonds
Series A-141
5.75%, due 10/1/53	650,000	691,555
Pennsylvania Turnpike Commission, Revenue Bonds
Series A-1
5.00%, due 12/1/41	1,000,000	1,025,609
Series B
5.25%, due 12/1/39	785,000	793,984
Series A
5.50%, due 12/1/46	1,155,000	1,204,033
Pennsylvania Turnpike Commission, Oil Franchise, Revenue Bonds
Series A
5.25%, due 12/1/44	500,000	535,902
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (b)	435,000	449,968
Philadelphia Gas Works Co., Revenue Bonds
Series 14
5.00%, due 10/1/30	1,680,000	1,750,804
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/35	1,200,000	1,399,725
		27,974,329
Puerto Rico 1.9%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	91,837	50,969

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	$ 563,717	$ 539,240
Series A-1
5.625%, due 7/1/27	625,000	660,560
Series A-1
5.75%, due 7/1/31	265,000	295,749
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (b)
Series B
4.50%, due 7/1/24	2,265,000	2,245,997
Series A
5.00%, due 7/1/33	1,000,000	1,040,809
Series 2020A
5.00%, due 7/1/35	3,000,000	3,080,968
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/28 (b)	1,000,000	1,029,454
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	2,800,000	2,789,508
Series A-2
4.329%, due 7/1/40	2,000,000	1,992,505
Series A-1
4.55%, due 7/1/40	4,230,000	4,245,287
		17,971,046
Rhode Island 0.2%
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series F
5.50%, due 5/15/47	1,500,000	1,679,999
Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds
Series A-77, Insured: GNMA
5.00%, due 4/1/27	555,000	587,804
		2,267,803
South Carolina 0.8%
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
5.464%, due 2/1/54	6,000,000	6,035,393
South Carolina State Housing Finance & Development Authority, Dillon School Senior LP, Revenue Bonds
Insured: HUD SECT 202
5.00%, due 10/1/26 (a)	1,335,000	1,362,033
		7,397,426
South Dakota 0.1%
Baltic School District No. 49-1, Unlimited General Obligation
Insured: AGM
4.50%, due 12/1/40	575,000	599,284

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee 1.0%
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	$ 500,000	$ 513,817
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies II LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	500,000	513,933
Knox County Health Educational & Housing Facility Board, Revenue Bonds
4.05%, due 12/1/27 (a)	3,000,000	3,033,220
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 619 at Old Stone Bridge Crossings LP, Revenue Bonds
Series B
4.00%, due 4/1/26 (a)	1,511,000	1,515,347
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/36 (c)	3,500,000	3,795,527
Tennessee Energy Acquisition Corp., Revenue Bonds
Series B
5.625%, due 9/1/26	500,000	510,294
		9,882,138
Texas 11.2%
Alamito Public Facility Corp., EP WH Mesa Franklin LLC, Revenue Bonds
Insured: FHA 221(D4)
3.50%, due 9/1/25 (a)	1,003,000	1,000,154
Alamito Public Facility Corp., EP WH Cien Palmas LLC, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
3.50%, due 9/1/25 (a)	1,008,000	1,007,146
Alamito Public Facility Corp., EP Salazar LP, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 8/1/44 (a)	1,000,000	1,027,642
Allen Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/35	2,000,000	2,083,046
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/41	1,115,000	1,238,775
Barbers Hill Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/41	1,000,000	1,027,203
Central Texas Regional Mobility Authority, Revenue Bonds
(zero coupon), due 1/1/27	1,900,000	1,720,352
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series C
5.00%, due 1/1/27	1,145,000	1,179,969
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/31	2,500,000	2,516,483

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A
5.00%, due 8/15/39	$ 1,185,000	$ 1,297,738
City of Amarillo, Limited General Obligation
2.00%, due 2/15/41	1,000,000	698,743
City of Arlington, Special Tax, Special Tax, Senior Lien
Series A, Insured: AGM
5.00%, due 2/15/43	250,000	261,548
City of Bryan, Limited General Obligation
2.00%, due 8/15/32	1,060,000	910,789
City of College Station, Limited General Obligation
2.00%, due 2/15/36	1,000,000	812,406
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	396,044
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/35	2,000,000	2,080,766
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: AGM
4.00%, due 9/1/43	1,615,000	1,594,738
County of Parker, Unlimited General Obligation
5.00%, due 2/15/42	6,000,000	6,232,076
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.25%, due 2/15/41	2,000,000	1,493,681
Dallas College, Unlimited General Obligation
3.00%, due 2/15/28	1,575,000	1,580,879
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/46	250,000	246,046
Series B
5.00%, due 11/1/36	1,000,000	1,166,352
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/42	1,500,000	1,055,292
Insured: PSF-GTD
5.00%, due 2/15/48	845,000	922,979
Del Valle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 6/15/39	2,000,000	1,454,901
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/37	4,000,000	4,233,147
Forney Independent School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/15/41	255,000	85,488

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 4/1/26	$ 300,000	$ 324,169
Series A, Insured: BAM
7.25%, due 4/1/27	300,000	335,636
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Series A, Insured: AGM
6.50%, due 9/1/29	1,000,000	1,132,422
Harris County Toll Road, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/43	2,290,000	2,413,264
Harris County Water Control & Improvement District No. 159, Unlimited General Obligation
Insured: BAM
6.375%, due 9/1/30	2,000,000	2,291,736
Headwaters Municipal Utility District of Hays County, Unlimited General Obligation
Series A, Insured: AGM
6.00%, due 8/15/29	3,885,000	4,321,616
Houston Higher Education Finance Corp., KIPP, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 2/15/39	1,000,000	999,988
Leander Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/16/30	2,560,000	2,050,305
Lovejoy Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/39	1,000,000	754,604
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	1,500,000	1,370,396
4.25%, due 5/1/30 (c)	1,000,000	996,600
Mesquite Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
4.00%, due 8/15/35	1,530,000	1,555,769
Series A, Insured: PSF-GTD
4.00%, due 8/15/37	1,655,000	1,682,874
Midlothian Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/43	3,460,000	3,604,665
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds
4.00%, due 8/15/29 (b)	1,240,000	1,214,057
New Hope Cultural Education Facilities Finance Corp., Outlook at Windhaven Forefront Living, Revenue Bonds
Series B-3
4.25%, due 10/1/26	1,100,000	1,084,169
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
5.00%, due 12/1/49	250,000	223,678

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/36	$ 2,950,000	$ 3,008,682
North Texas Tollway Authority, Revenue Bonds
Series B
5.00%, due 1/1/45	1,000,000	1,009,932
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
5.25%, due 1/1/38	1,000,000	1,152,593
Northwest Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/40	325,000	364,717
Insured: PSF-GTD
5.00%, due 2/15/41	350,000	391,017
Pecos Barstow Toyah Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/37	1,000,000	1,066,458
Insured: PSF-GTD
5.00%, due 2/15/39	515,000	526,941
Insured: PSF-GTD
5.00%, due 2/15/40	2,500,000	2,555,998
Insured: PSF-GTD
5.00%, due 2/15/41	1,500,000	1,532,124
Sabine-Neches Navigation District, Waterway Project, Limited General Obligation
5.25%, due 2/15/39	1,500,000	1,667,008
State of Texas, College Student Loan, Unlimited General Obligation (c)
4.00%, due 8/1/30	5,000,000	4,942,543
4.00%, due 8/1/31	3,000,000	2,999,416
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/35	5,000,000	5,331,994
Series B
5.00%, due 10/1/36	5,000,000	5,124,753
State of Texas, Transportation Commission, Highway Improvement, Unlimited General Obligation
Series A
5.00%, due 4/1/37	750,000	776,884
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 7/1/52	620,000	607,221
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/45 (c)	1,000,000	1,003,694
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (c)
5.50%, due 6/30/40	2,400,000	2,578,217
5.50%, due 6/30/41	1,500,000	1,610,124
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/32	1,000,000	1,117,380

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Trinity River Authority, Tarrant County Water System, Revenue Bonds
5.00%, due 2/1/37	$ 1,250,000	$ 1,448,069
		106,496,096
U.S. Virgin Islands 0.4%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	860,000	884,762
Series A
5.00%, due 10/1/30	2,460,000	2,583,829
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 10/1/30	100,000	100,075
		3,568,666
Utah 2.7%
Canyons School District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
1.50%, due 6/15/34	2,000,000	1,541,288
Central Utah Water Conservancy District, Revenue Bonds
Series B
4.00%, due 10/1/39	1,000,000	1,015,162
City of Salt Lake City, Airport, Revenue Bonds (c)
Series A
5.25%, due 7/1/42	1,000,000	1,100,585
Series A
5.25%, due 7/1/43	1,000,000	1,095,284
County of Utah, Intermountain Healthcare, Revenue Bonds
Series B
5.00%, due 5/15/46	1,390,000	1,422,381
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/41	880,000	983,472
Series A
5.25%, due 7/1/43	3,125,000	3,549,513
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	1,991,249	1,969,785
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (b)	500,000	452,779
Utah Charter School Finance Authority, Mountain West Montessori Academy, Inc., Revenue Bonds
Series A
3.125%, due 6/15/29 (b)	1,085,000	986,361
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/40	250,000	249,814

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Charter School Finance Authority, Summit Academy, Inc. Project, Revenue Bonds
Series A, Insured: UT CSCE
5.00%, due 4/15/29	$ 185,000	$ 200,444
Utah Housing Corp., Barcelona Properties LLC, Revenue Bonds
Insured: FHLMC
3.40%, due 7/1/30	2,900,000	2,822,218
Utah Housing Corp., Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/54	2,750,000	3,042,579
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/31	500,000	497,523
4.00%, due 10/15/33	425,000	421,598
4.00%, due 10/15/33	500,000	494,814
4.00%, due 10/15/35	700,000	684,454
4.00%, due 10/15/36	1,000,000	965,769
4.00%, due 10/15/39	700,000	648,277
4.00%, due 10/15/42	475,000	421,982
Series A
5.00%, due 10/15/28	460,000	476,765
5.50%, due 10/15/33	1,000,000	1,127,283
		26,170,130
Virginia 1.5%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
Insured: AGM
5.00%, due 7/1/41	1,000,000	1,032,217
Chesapeake Redevelopment & Housing Authority, ENV-Mill Creek LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 6/1/26 (a)	1,001,000	1,017,287
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.75%, due 7/15/35	3,000,000	2,401,961
City of Richmond, Public Utility, Revenue Bonds
Series A
5.00%, due 1/15/33	1,720,000	1,789,906
Isle Wight County Industrial Development Authority, Riverside Healthcare Association Obligated Group, Revenue Bonds
Insured: AGM
5.25%, due 7/1/43	950,000	1,062,838
Insured: AGM
5.25%, due 7/1/48	1,500,000	1,657,491
James City County Economic Development Authority, Blaine Landing Phase II LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 2/1/26 (a)	1,000,000	1,010,150
Virginia Port Authority, Revenue Bonds
Series B
5.00%, due 7/1/41 (c)	500,000	506,361
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien
5.00%, due 7/1/37 (c)	1,000,000	1,081,513

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Williamsburg Economic Development Authority, William & Mary Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/42	$ 1,000,000	$ 1,002,374
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (a)	1,500,000	1,398,608
		13,960,706
Washington 2.7%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
4.78%, due 1/1/40	655,000	641,418
County of King, Sewer, Revenue Bonds
Series A, Insured: AGM
5.00%, due 1/1/47	7,490,000	7,547,043
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series A
5.00%, due 7/1/36	1,000,000	1,105,461
Franklin County School District No. 1, Pasco, Unlimited General Obligation
Insured: School Bond Guaranty
5.50%, due 12/1/40	2,000,000	2,351,513
Port of Seattle, Revenue Bonds
Series A
5.00%, due 4/1/31	1,000,000	1,008,183
Port of Tacoma, Revenue Bonds
Series B
5.00%, due 12/1/43 (c)	925,000	942,868
Skagit County Public Hospital District No. 1, Revenue Bonds
5.50%, due 12/1/38	450,000	496,081
Snohomish County Public Utility District No. 1, Electric System, Revenue Bonds
5.00%, due 12/1/40	1,500,000	1,524,568
Snohomish County School District No. 6, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 12/1/37	1,000,000	903,279
State of Washington, Various Purpose, Unlimited General Obligation
Series D
5.00%, due 2/1/35	500,000	500,339
Series D
5.00%, due 2/1/40	5,000,000	5,230,896
Series A
5.00%, due 8/1/42	655,000	710,511
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2021A
5.00%, due 6/1/38	1,000,000	1,115,751
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 7/1/36	1,000,000	1,024,005

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds
Series B-2
2.125%, due 7/1/27 (b)	$ 250,000	$ 228,723
		25,330,639
West Virginia 0.4%
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/39	1,125,000	1,161,486
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AGM
5.125%, due 9/1/42	1,250,000	1,376,736
West Virginia Housing Development Fund, Revenue Bonds
Series A
3.65%, due 11/1/33	1,095,000	1,094,860
		3,633,082
Wisconsin 2.1%
Hudson School District, Unlimited General Obligation
2.25%, due 3/1/27	500,000	475,014
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (b)	1,260,000	1,196,598
5.875%, due 4/1/45	2,000,000	2,009,735
Public Finance Authority, WFCS Holdings LLC, Revenue Bonds
Series A-1
4.50%, due 1/1/35 (b)	2,330,000	2,149,602
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (b)
Series A
5.00%, due 10/1/25	555,000	560,342
Series A
5.00%, due 10/1/28	335,000	345,510
Series A
5.00%, due 10/1/34	250,000	256,299
Public Finance Authority, University of Kansas, Revenue Bonds
5.00%, due 3/1/41	3,400,000	3,454,789
Wisconsin Health & Educational Facilities Authority, Milwaukee Science Education Consortium, Inc. (The), Revenue Bonds
Series A
4.50%, due 3/15/33	400,000	410,575
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center (The), Revenue Bonds
5.00%, due 4/1/37	1,150,000	1,219,000
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A
3.00%, due 3/1/52	4,100,000	3,962,219
Wisconsin Housing & Economic Development Authority, New Hampton Apartment LLC, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 12/1/27 (a)	3,500,000	3,627,724
		19,667,407

	Principal Amount	Value
Long-Term Municipal Bonds
Wyoming 0.3%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.00%, due 6/15/28	$ 3,000,000	$ 3,272,074
Total Long-Term Municipal Bonds (Cost $877,486,521)		899,046,684
Short-Term Municipal Notes 3.2%
Arizona 0.2%
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
Series A
2.95%, due 2/1/48 (e)	1,700,000	1,700,000
California 1.9%
Eastern Municipal Water District, Revenue Bonds
Series A
2.87%, due 7/1/46 (e)	4,000,000	4,000,000
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series C-1
2.85%, due 7/1/57 (e)	4,250,000	4,250,000
Southern California Public Power Authority, Revenue Bonds
Series A
2.85%, due 7/1/35 (e)	10,000,000	10,000,000
		18,250,000
Connecticut 1.1%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A
2.75%, due 7/1/42 (e)	11,000,000	11,000,000
Total Short-Term Municipal Notes (Cost $30,950,000)		30,950,000
Total Municipal Bonds (Cost $908,436,521)		929,996,684

Long-Term Bonds 0.2%
Corporate Bond 0.2%
Healthcare-Services 0.2%
Dignity Health
3.812%, due 11/1/24	2,000,000	1,970,195
Total Long-Term Bonds (Cost $1,969,751)		1,970,195
Total Investments (Cost $910,406,272)	97.6%	931,966,879
Other Assets, Less Liabilities	2.4	22,889,724
Net Assets	100.0%	$ 954,856,603

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2024.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	Delayed delivery security.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 899,046,684	$ —	$ 899,046,684
Short-Term Municipal Notes	—	30,950,000	—	30,950,000
Total Municipal Bonds	—	929,996,684	—	929,996,684
Long-Term Bonds
Corporate Bond	—	1,970,195	—	1,970,195
Total Investments in Securities	$ —	$ 931,966,879	$ —	$ 931,966,879

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Short Term Municipal Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.3%
Long-Term Municipal Bonds 96.5%
Alabama 6.8%
Alabama Community College System, Coastal Alabama Community College, Revenue Bonds
Insured: BAM
4.00%, due 10/1/27	$ 500,000	$ 516,791
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	3,920,000	3,917,502
Series B
5.20%, due 4/1/53	15,195,000	14,780,043
Series C-1
5.25%, due 6/1/25	615,000	626,582
Series C-1
5.25%, due 12/1/25	880,000	904,039
Series F
5.50%, due 11/1/53 (a)	10,000,000	10,647,490
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
4.90%, due 10/1/52	1,305,000	1,267,161
City of Decatur, Limited General Obligation
Series A
2.00%, due 10/1/26	1,900,000	1,827,579
Energy Southeast, A Cooperative District, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (a)	1,510,000	1,647,857
Southeast Alabama Gas Supply District (The), Project No. 1, Revenue Bonds
Series A
5.00%, due 4/1/24	1,500,000	1,504,109
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,870,000	1,949,588
Southeast Energy Authority, A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	10,000,000	10,846,283
State of Alabama, Unlimited General Obligation
Series A
3.00%, due 8/1/26	5,000,000	4,969,507
		55,404,531
Arizona 3.1%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
4.80%, due 1/1/46	2,400,000	2,397,497
Series B
4.80%, due 1/1/46	12,600,000	12,406,897
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series B
5.00%, due 7/1/26 (b)	3,500,000	3,635,237

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/29 (b)	$ 6,210,000	$ 6,780,484
		25,220,115
Arkansas 0.2%
City of Fort Smith, Water & Sewer, Revenue Bonds
3.00%, due 10/1/25	1,400,000	1,396,164
California 7.8%
Anaheim Public Financing Authority, Convention Center Expansion, Revenue Bonds
Series A, Insured: AGM
2.093%, due 7/1/27	1,135,000	1,040,095
Antelope Valley Community College District, Unlimited General Obligation
(zero coupon), due 8/1/35	3,990,000	2,480,031
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (a)	4,500,000	4,759,977
California Infrastructure & Economic Development Bank, DesertXpress Enterprises LLC, Revenue Bonds
Series A
3.95%, due 1/1/50 (a)(b)(c)	7,500,000	7,500,704
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (a)(b)	5,000,000	4,996,192
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	11,500,000	10,120,664
City of Sacramento, North Natomas Community Facilities District No. 4, Special Tax
Series G, Insured: AGM
5.00%, due 9/1/28	2,245,000	2,474,342
Series G, Insured: AGM
5.00%, due 9/1/29	2,215,000	2,487,989
Clovis Unified School District, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/25	2,500,000	2,385,819
Corona-Norco Unified School District, Unlimited General Obligation
Series A
5.00%, due 8/1/44	960,000	991,174
Eastern Municipal Water District, Revenue Bonds
Series A
3.00%, due 7/1/25	4,095,000	4,110,970
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	1,500,000	1,604,658
Series B
5.00%, due 7/1/29	1,750,000	1,902,588
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series B
1.903%, due 8/1/26	4,640,000	4,354,641

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Jose Evergreen Community College District, Unlimited General Obligation
Series B
6.586%, due 7/1/43	$ 5,000,000	$ 4,938,306
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	6,500,000	6,005,513
State of California, Various Purpose, Unlimited General Obligation
1.75%, due 11/1/30	1,375,000	1,161,625
		63,315,288
Colorado 2.5%
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	5,000,000	4,798,207
City & County of Denver, Airport System, Revenue Bonds
Series A
5.00%, due 12/1/25 (b)	5,370,000	5,510,409
Colorado Bridge Enterprise, Central 70 Project, Revenue Bonds
4.00%, due 6/30/27 (b)	4,475,000	4,523,304
Colorado Health Facilities Authority, Liberty Heights, Revenue Bonds
Series B
(zero coupon), due 7/15/24	1,050,000	1,034,345
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	4,500,000	4,280,735
		20,147,000
Connecticut 2.1%
City of Danbury, Unlimited General Obligation
5.00%, due 9/24/24 (c)	2,000,000	2,016,394
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A-3
(zero coupon), due 7/1/49 (d)	7,000,000	7,015,686
Series A
0.375%, due 7/1/35 (a)	8,125,000	7,976,582
		17,008,662
District of Columbia 1.1%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,090,000	1,091,330
District of Columbia Housing Finance Agency, Cascade Park Apartments II Project, Revenue Bonds
0.70%, due 8/1/42 (a)	4,500,000	4,410,907
Metropolitan Washington Airports Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,160,000	2,293,795
Series A
5.00%, due 10/1/28	1,020,000	1,099,220
		8,895,252

	Principal Amount	Value
Long-Term Municipal Bonds
Florida 2.9%
City of Tampa, Water & Wastewater System, Revenue Bonds
Series B
1.141%, due 10/1/27	$ 4,000,000	$ 3,595,651
County of Monroe, Airport, Revenue Bonds
Series 202
5.00%, due 10/1/27 (b)	200,000	209,215
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.25%, due 9/1/26	1,875,000	1,975,818
Series A, Insured: AGM
5.25%, due 9/1/27	2,000,000	2,145,379
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/26 (b)	4,225,000	4,408,319
State of Florida, Unlimited General Obligation
Series B
5.00%, due 7/1/25	9,665,000	9,955,354
Village Community Development District No. 12, Special Assessment
3.25%, due 5/1/26	1,430,000	1,416,894
		23,706,630
Georgia 2.4%
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/27 (b)	2,185,000	2,310,477
Development Authority of Monroe County (The), Georgia Power Co. Scherer, Revenue Bonds
Series 1
1.00%, due 7/1/49 (a)	1,590,000	1,442,178
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 7/1/52	7,490,000	7,525,826
Series B
5.00%, due 12/1/52	3,500,000	3,676,787
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/26	970,000	1,005,893
State of Georgia, Unlimited General Obligation
Series A
5.00%, due 7/1/25	3,170,000	3,266,570
		19,227,731
Hawaii 0.6%
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/28 (b)	1,000,000	1,072,322

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii
State of Hawaii, Unlimited General Obligation
Series FH
5.00%, due 10/1/28	$ 3,620,000	$ 3,811,963
		4,884,285
Illinois 4.8%
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series B
5.00%, due 1/1/25 (b)	835,000	835,320
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/30	1,000,000	1,082,463
City of Country Club Hills, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/25	1,230,000	1,240,548
Cook County Township High School District No. 225, Unlimited General Obligation
5.00%, due 12/1/26	1,230,000	1,303,104
Illinois Finance Authority, American Water Capital Corp., Revenue Bonds
2.45%, due 10/1/39 (a)	2,250,000	2,100,980
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
5.25%, due 5/1/42	1,125,000	1,102,775
Illinois Housing Development Authority, Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 10/1/26	275,000	291,855
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 4/1/27	275,000	295,372
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 10/1/27	285,000	309,599
Kane & DeKalb Counties Community Unit School District No. 302, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 2/1/27	475,000	429,017
State of Illinois, Unlimited General Obligation
3.50%, due 6/1/31	1,700,000	1,691,039
Series D
5.00%, due 11/1/24	10,000,000	10,116,749
Series D
5.00%, due 11/1/25	5,100,000	5,253,208
Series A
5.00%, due 3/1/29	3,745,000	4,082,418
Series B
5.00%, due 10/1/29	800,000	879,954
Series C
5.00%, due 11/1/29	5,920,000	6,322,836
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/27	1,145,000	1,193,773
		38,531,010

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana 1.7%
Center Grove Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 1/1/25	$ 1,240,000	$ 1,254,804
Insured: State Intercept
5.00%, due 7/1/25	1,760,000	1,794,203
Insured: State Intercept
5.00%, due 1/1/26	1,805,000	1,854,484
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series B
0.65%, due 8/1/25	1,500,000	1,412,146
Series A
0.75%, due 12/1/38 (a)	2,000,000	1,842,506
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series B
2.52%, due 11/15/26	515,000	477,623
Series B
2.92%, due 11/15/27	655,000	601,647
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
4.85%, due 3/1/39	1,845,000	1,789,612
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series D
5.00%, due 1/1/26 (b)	2,495,000	2,562,468
		13,589,493
Iowa 0.4%
City of West Des Moines, Urban Renewal, Unlimited General Obligation
Series D
2.70%, due 6/1/28	1,145,000	1,114,315
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
1.50%, due 1/1/42 (a)(b)	2,000,000	1,986,998
		3,101,313
Kansas 0.5%
Pottawatomie County Unified School District No. 320, Wamego, Unlimited General Obligation
Series A
5.00%, due 9/1/36	2,430,000	2,534,641
Reno County Unified School District No. 309, Nickerson, Unlimited General Obligation
Insured: AGM
5.00%, due 9/1/27	775,000	827,256
Insured: AGM
5.00%, due 9/1/28	840,000	913,695
		4,275,592
Kentucky 1.7%
County of Owen, American Water Capital Corp., Revenue Bonds
Series A
2.45%, due 6/1/39 (a)	3,000,000	2,811,546

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/27	$ 4,245,000	$ 4,293,089
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series A
4.00%, due 4/1/48 (a)	6,500,000	6,508,667
		13,613,302
Louisiana 1.8%
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/26	1,500,000	1,584,538
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project, Revenue Bonds
Series A
3.615%, due 2/1/29	3,347,853	3,275,634
Louisiana Local Government Environmental Facilities & Community Development Authority
Series ELL, Class A1
5.081%, due 6/1/31	9,696,212	9,764,058
		14,624,230
Maine 0.2%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds
Series A-1, Insured: AGM
5.00%, due 12/1/28 (b)	1,000,000	1,053,041
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/26	200,000	209,672
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/27	200,000	213,891
		1,476,604
Maryland 0.5%
Maryland Economic Development Corp., Terminal Project, Revenue Bonds
Series B
3.70%, due 6/1/25	1,000,000	976,591
Washington Suburban Sanitary Commission, Revenue Bonds
Insured: County Guaranteed
3.00%, due 6/1/28	3,305,000	3,304,115
		4,280,706
Massachusetts 0.5%
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL-RE
5.50%, due 1/1/25	689,000	703,602
Massachusetts Housing Finance Agency, Revenue Bonds
Series B-2
0.80%, due 12/1/25	1,820,000	1,696,895

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Town of Sutton, Unlimited General Obligation
2.05%, due 6/1/26	$ 1,950,000	$ 1,883,402
		4,283,899
Michigan 2.3%
City of Detroit, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AGM
4.346%, due 7/1/32	13,500,000	12,860,583
Michigan Finance Authority, Revenue Bonds, Senior Lien
Series A-1
2.326%, due 6/1/30	2,009,714	1,976,171
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.25%, due 6/1/29	1,000,000	990,521
Series A
3.30%, due 12/1/29	1,000,000	993,767
Series A
3.35%, due 6/1/30	1,780,000	1,773,669
		18,594,711
Minnesota 3.2%
Brooklyn Center Independent School District No. 286, Unlimited General Obligation
Series C, Insured: SD CRED PROG
5.00%, due 9/30/24	3,200,000	3,226,766
City of Minneapolis, Unlimited General Obligation
4.00%, due 12/1/25	5,500,000	5,625,714
Shakopee Independent School District No. 720, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/29	5,155,000	4,348,504
South Washington County Independent School District No. 833, School Building, Unlimited General Obligation
Series B, Insured: SD CRED PROG
3.00%, due 2/1/27	8,040,000	7,999,508
Southern Minnesota Municipal Power Agency, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 1/1/25	2,070,000	1,999,709
State of Minnesota, Unlimited General Obligation
Series B
3.25%, due 8/1/29	3,000,000	3,013,013
		26,213,214
Mississippi 0.6%
State of Mississippi, Unlimited General Obligation
Series C
4.053%, due 10/1/27	4,470,000	4,454,243

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri 0.2%
Kansas City Municipal Assistance Corp., Leasehold, Revenue Bonds
Series B-1, Insured: AMBAC
(zero coupon), due 4/15/26	$ 2,000,000	$ 1,864,522
Montana 0.6%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	3,060,000	3,105,503
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/29	1,270,000	1,334,326
		4,439,829
Nebraska 0.3%
Central Plains Energy Project, Revenue Bonds
2.50%, due 12/1/49 (a)	2,050,000	2,003,560
Nevada 3.2%
Clark County School District, Limited General Obligation
Series A, Insured: AGM
5.00%, due 6/15/25	3,780,000	3,885,514
County of Clark, Department of Aviation, Revenue Bonds, Sub. Lien
Series B
5.00%, due 7/1/26 (b)	3,000,000	3,115,917
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series C
5.00%, due 7/1/25	1,050,000	1,076,835
State of Nevada, Limited General Obligation
Series A
5.00%, due 5/1/25	10,000,000	10,271,567
State of Nevada Highway Improvement, Motor Vehicle, Revenue Bonds
3.00%, due 12/1/26	7,500,000	7,497,819
		25,847,652
New Jersey 4.1%
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
Series B
3.00%, due 8/1/25 (c)	700,000	663,712
Maywood School District, Unlimited General Obligation
Insured: BAM SCH BD RES FD
3.00%, due 7/15/25	660,000	658,890
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series A
2.20%, due 10/1/39 (a)(b)	3,500,000	3,124,117
New Jersey Economic Development Authority, Liberty State Park Project, Revenue Bonds
Series A
4.125%, due 6/15/27	2,900,000	2,933,148

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 12/1/24 (b)	$ 1,210,000	$ 1,226,058
New Jersey Housing & Mortgage Finance Agency, Amity Heights Apartments, Revenue Bonds
Series A, Insured: HUD Sector 8
3.50%, due 7/1/25 (a)	4,117,000	4,110,050
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series B
2.631%, due 6/15/24	3,400,000	3,361,880
Series A
5.00%, due 6/15/24	1,100,000	1,107,189
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A-1
5.00%, due 6/15/27	10,000,000	10,427,607
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
5.00%, due 6/1/26	5,000,000	5,250,733
Weehawken Township Board of Education, Unlimited General Obligation
Insured: AGM SCH BD RES FD
3.00%, due 7/15/25	590,000	589,756
		33,453,140
New York 5.5%
City of New York, Unlimited General Obligation
Series B-2
2.90%, due 10/1/27	8,600,000	8,200,414
Series D
5.00%, due 8/1/25	3,000,000	3,095,188
Marcellus Central School District, Unlimited General Obligation
Insured: State Aid Withholding
4.75%, due 7/2/24	8,400,000	8,445,972
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Insured: NATL-RE
3.997%, due 3/1/24 (e)	500,000	500,317
New York State Dormitory Authority, State of New York Personal Income Tax, Revenue Bonds
Series C
1.952%, due 3/15/29	4,525,000	4,020,832
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	4,035,000	3,980,300
New York State Housing Finance Agency, Revenue Bonds
Series A, Insured: SONYMA HUD Sector 8
0.75%, due 11/1/25	960,000	898,360
Series E
0.95%, due 5/1/25	5,050,000	4,822,402
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/26	5,000,000	5,262,297

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/29	$ 4,000,000	$ 4,362,642
5.00%, due 12/1/30	1,000,000	1,089,304
		44,678,028
North Carolina 1.2%
County of Wake, Unlimited General Obligation
Series A
5.00%, due 5/1/25	4,010,000	4,116,408
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Insured: AGM
5.00%, due 7/1/28	1,000,000	1,069,348
Insured: AGM
5.00%, due 7/1/29	1,165,000	1,265,977
Insured: AGM
5.00%, due 7/1/30	1,100,000	1,213,077
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/28	750,000	800,951
Series A
5.50%, due 6/1/29	1,300,000	1,408,562
		9,874,323
Ohio 3.5%
County of Lorain, Limited General Obligation
4.125%, due 5/2/24	4,450,000	4,453,124
County of Lucas, Revenue Notes
6.25%, due 10/11/24	3,500,000	3,519,518
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (a)(b)
Series C
2.10%, due 12/1/27	2,210,000	2,161,179
Series B
2.10%, due 7/1/28	5,000,000	4,889,545
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
4.78%, due 12/1/42	3,995,000	3,915,308
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Junior Lien
Series A
5.00%, due 2/15/26	2,000,000	2,089,574
Springboro Community City School District, Unlimited General Obligation
Insured: AGM
5.25%, due 12/1/25	2,000,000	2,079,125
State of Ohio, Unlimited General Obligation
Series A
5.00%, due 3/1/26	1,275,000	1,333,447
Series U
5.00%, due 5/1/27	2,580,000	2,775,670

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AGM
5.00%, due 12/31/28 (b)	$ 1,275,000	$ 1,289,993
		28,506,483
Oregon 1.0%
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
3.00%, due 6/1/27	8,475,000	8,435,953
Pennsylvania 7.2%
City of Philadelphia, Unlimited General Obligation
Series A
5.00%, due 8/1/25	4,000,000	4,102,036
Coatesville School District, Limited General Obligation
Insured: AGM State Aid Withholding
5.00%, due 8/1/24	625,000	630,014
Commonwealth of Pennsylvania, Unlimited General Obligation
3.20%, due 3/1/29	5,000,000	5,042,478
Lehigh County General Purpose Authority, Muhlenberg College Project, Revenue Bonds
5.13%, due 11/1/37	11,750,000	11,747,950
Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network, Revenue Bonds
Series A
5.25%, due 1/15/45	11,385,000	11,604,668
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (a)	8,000,000	7,318,816
Series A
4.95%, due 6/1/41 (b)	9,000,000	8,982,790
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AGC
4.346%, due 7/1/27	1,820,000	1,804,088
Reading School District, Limited General Obligation
Series C, Insured: BAM State Aid Withholding
5.00%, due 4/1/24	3,325,000	3,332,065
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Revenue Bonds
Insured: AGM
4.00%, due 2/1/25	1,630,000	1,639,797
University of Pittsburgh-of the Commonwealth System of Higher Education, Revenue Bonds
4.91%, due 2/15/24	2,000,000	1,999,990
		58,204,692
Rhode Island 0.3%
State of Rhode Island, Unlimited General Obligation
Series A
5.00%, due 5/1/25	2,435,000	2,499,614

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina 1.2%
Richland County School District No. 1, Unlimited General Obligation
Series C, Insured: SCSDE
3.00%, due 3/1/26	$ 8,900,000	$ 8,816,054
South Carolina State Housing Finance & Development Authority, Dillon School Senior LP, Revenue Bonds
Insured: HUD SECT 202
5.00%, due 10/1/26 (a)	1,000,000	1,020,249
		9,836,303
Tennessee 1.1%
County of Knox, Unlimited General Obligation
Series B
2.375%, due 6/1/29	1,000,000	944,890
Tennessee Energy Acquisition Corp., Revenue Bonds
4.00%, due 11/1/49 (a)	7,650,000	7,661,792
		8,606,682
Texas 8.8%
Capital Area Housing Finance Corp., Grand Avenue Flats Ltd., Revenue Bonds
0.29%, due 8/1/39 (a)	13,000,000	12,702,949
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A, Insured: AMBAC
(zero coupon), due 8/15/25	6,750,000	6,404,157
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/24	775,000	780,073
City of Beeville, Limited General Obligation
Insured: BAM
4.00%, due 8/15/27	2,215,000	2,275,328
City of Georgetown, Utility System, Revenue Bonds
Insured: BAM
5.00%, due 8/15/25	520,000	534,834
Insured: BAM
5.00%, due 8/15/26	400,000	420,472
Insured: BAM
5.00%, due 8/15/27	1,110,000	1,188,880
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/26	2,000,000	2,125,026
City of Mesquite, Waterworks & Sewer System, Revenue Bonds
5.00%, due 3/1/26	1,035,000	1,076,685
5.00%, due 3/1/27	1,085,000	1,153,609
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: AGM
6.50%, due 3/1/27	390,000	427,808
Harris County Cultural Education Facilities Finance Corp., Baylor College of Medicine, Revenue Bonds
Series A
5.00%, due 5/15/29	2,000,000	2,205,783

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Municipal Utility District No. 171, Unlimited General Obligation
Insured: BAM
7.00%, due 12/1/26	$ 930,000	$ 1,021,416
Insured: BAM
7.00%, due 12/1/27	800,000	905,543
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
6.00%, due 9/1/25	980,000	1,018,002
Insured: BAM
6.00%, due 9/1/26	980,000	1,047,523
Harris County Municipal Utility District No. 490, Unlimited General Obligation
Insured: AGM
7.50%, due 9/1/29	1,420,000	1,627,821
Harris County Water Control & Improvement District No. 158, Unlimited General Obligation
Insured: BAM
7.00%, due 9/1/25	310,000	326,503
Insured: BAM
7.00%, due 9/1/26	325,000	353,863
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	4,260,000	3,891,925
Montgomery County Municipal Utility District No. 138, Unlimited General Obligation
Insured: AGM
6.375%, due 9/1/30	1,850,000	2,095,862
Port of Corpus Christi Authority of Nueces County, Revenue Bonds
3.737%, due 12/1/26	3,000,000	2,932,862
State of Texas, Public Finance Authority, Unlimited General Obligation
2.326%, due 10/1/29	3,000,000	2,726,840
State of Texas, College Student Loan, Unlimited General Obligation
Series A
5.25%, due 8/1/28 (b)	2,360,000	2,562,879
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.417%, due 9/15/27	13,330,000	13,086,554
Texas Natural Gas Securitization Finance Corp., Revenue Bonds
Series A-1
5.102%, due 4/1/35	5,000,000	5,111,224
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/25	480,000	489,298
Insured: BAM
5.00%, due 5/1/26	500,000	518,089
Insured: BAM
5.00%, due 5/1/27	620,000	653,537
		71,665,345

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands 2.5%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	$ 4,200,000	$ 4,278,879
Series A
5.00%, due 10/1/26	15,430,000	15,874,276
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/24	395,000	399,586
		20,552,741
Utah 1.2%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/25	875,000	893,461
Series A
5.00%, due 7/1/26	1,290,000	1,337,415
Series A
5.00%, due 7/1/27	235,000	247,872
County of Salt Lake, Convention Hotel, Unlimited General Obligation
Series B
2.00%, due 12/15/25	2,000,000	1,945,929
Series B
2.30%, due 12/15/28	1,000,000	962,926
Series B
2.60%, due 12/15/30	1,425,000	1,373,729
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	1,811,921	1,792,389
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/26	1,265,000	1,294,811
		9,848,532
Virginia 1.4%
County of Loudoun, Public Improvement, Unlimited General Obligation
Series A, Insured: State Aid Withholding
3.00%, due 12/1/28	5,475,000	5,469,866
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	3,000,000	2,978,098
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (a)	3,000,000	2,797,216
		11,245,180
Washington 2.6%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
4.78%, due 1/1/40	10,000,000	9,792,646

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
King County School District No. 411, Issaquah, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 12/1/30	$ 2,050,000	$ 2,055,737
Port of Seattle, Revenue Bonds
Series B
5.00%, due 3/1/25	1,500,000	1,516,696
Seattle Housing Authority, Revenue Bonds
1.00%, due 6/1/26	895,000	837,098
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series F, Insured: AMBAC
(zero coupon), due 12/1/26	2,000,000	1,836,294
Series F, Insured: NATL-RE
(zero coupon), due 12/1/26	5,720,000	5,251,801
		21,290,272
Wisconsin 2.9%
City of Madison, Unlimited General Obligation
Series A
2.10%, due 10/1/26	6,690,000	6,419,143
Series A
2.15%, due 10/1/27	6,690,000	6,358,046
County of Dane, Unlimited General Obligation
Series A
2.00%, due 6/1/26	3,000,000	2,878,146
Public Finance Authority, Northwest Nazarene University, Revenue Bonds
5.00%, due 10/1/25	500,000	507,136
Racine Unified School District, Revenue Bonds
Series B
4.125%, due 4/1/25	4,500,000	4,501,802
State of Wisconsin, Unlimited General Obligation
Series 3
0.80%, due 5/1/26	2,375,000	2,197,696
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series B, Insured: HUD Sector 8
0.50%, due 11/1/50 (a)	750,000	726,544
		23,588,513
Total Long-Term Municipal Bonds (Cost $773,930,631)		782,685,339
Short-Term Municipal Notes 0.8%
South Carolina 0.3%
Patriots Energy Group Financing Agency, Revenue Bonds
Series B
4.523%, due 10/1/48 (f)	2,180,000	2,180,000

	Principal Amount	Value
Short-Term Municipal Notes
Utah 0.5%
City of Murray, Intermountain Healthcare, Revenue Bonds
Series B
2.95%, due 5/15/37 (f)	$ 4,000,000	$ 4,000,000
Total Short-Term Municipal Notes (Cost $6,180,000)		6,180,000
Total Investments (Cost $780,110,631)	97.3%	788,865,339
Other Assets, Less Liabilities	2.7	21,690,855
Net Assets	100.0%	$ 810,556,194

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2024.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Delayed delivery security.
(e)	Floating rate—Rate shown was the rate in effect as of January 31, 2024.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
NATL-RE—National Public Finance Guarantee Corp.
SCSDE—South Carolina State Department of Education
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 782,685,339	$ —	$ 782,685,339
Short-Term Municipal Notes	—	6,180,000	—	6,180,000
Total Municipal Bonds	—	788,865,339	—	788,865,339
Total Investments in Securities	$ —	$ 788,865,339	$ —	$ 788,865,339

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Fiera SMID Growth Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 93.9%
Aerospace & Defense 3.4%
BWX Technologies, Inc.	88,508	$ 7,211,632
Curtiss-Wright Corp.	16,041	3,570,245
		10,781,877
Banks 2.4%
Western Alliance Bancorp	60,291	3,856,212
Wintrust Financial Corp.	40,681	3,945,244
		7,801,456
Biotechnology 16.3%
Amicus Therapeutics, Inc. (a)	483,835	6,014,069
Apellis Pharmaceuticals, Inc. (a)	88,632	5,609,519
Argenx SE, ADR (a)	15,833	6,024,615
BioMarin Pharmaceutical, Inc. (a)	62,930	5,542,875
Crinetics Pharmaceuticals, Inc. (a)	44,500	1,623,360
Ideaya Biosciences, Inc. (a)	73,093	3,181,738
Immunocore Holdings plc, ADR (a)	81,480	5,890,189
Neurocrine Biosciences, Inc. (a)	49,425	6,908,132
Sarepta Therapeutics, Inc. (a)	34,987	4,163,103
SpringWorks Therapeutics, Inc. (a)	80,597	3,556,746
Veracyte, Inc. (a)	55,214	1,381,454
Xenon Pharmaceuticals, Inc. (a)(b)	53,297	2,410,091
		52,305,891
Broadline Retail 1.4%
Etsy, Inc. (a)	67,133	4,468,372
Building Products 1.8%
A O Smith Corp.	73,045	5,669,022
Capital Markets 3.7%
Hamilton Lane, Inc., Class A	20,905	2,423,726
Raymond James Financial, Inc.	43,076	4,746,113
Stifel Financial Corp.	65,205	4,756,705
		11,926,544
Chemicals 0.7%
Avient Corp.	61,577	2,229,703
Commercial Services & Supplies 0.6%
RB Global, Inc.	28,417	1,817,835
Construction & Engineering 1.9%
EMCOR Group, Inc.	25,959	5,921,507
Electrical Equipment 3.8%
Hubbell, Inc.	13,686	4,592,611

	Shares	Value
Common Stocks
Electrical Equipment
nVent Electric plc	63,400	$ 3,806,536
Regal Rexnord Corp.	28,275	3,773,582
		12,172,729
Energy Equipment & Services 1.1%
ChampionX Corp.	125,530	3,440,777
Entertainment 0.6%
Roku, Inc. (a)	22,532	1,984,168
Financial Services 1.2%
Corebridge Financial, Inc.	161,871	3,912,422
Ground Transportation 0.8%
Knight-Swift Transportation Holdings, Inc.	41,949	2,407,034
Health Care Equipment & Supplies 4.8%
AtriCure, Inc. (a)	85,182	2,901,299
Inari Medical, Inc. (a)	53,549	3,049,616
iRhythm Technologies, Inc. (a)	34,844	4,173,614
Shockwave Medical, Inc. (a)	22,881	5,176,826
		15,301,355
Health Care Providers & Services 0.6%
Option Care Health, Inc. (a)	64,454	2,013,543
Hotels, Restaurants & Leisure 7.9%
Expedia Group, Inc. (a)	31,418	4,660,232
Hyatt Hotels Corp., Class A	55,811	7,164,458
Royal Caribbean Cruises Ltd. (a)	52,474	6,690,435
Wingstop, Inc.	24,434	6,868,642
		25,383,767
Household Durables 2.7%
PulteGroup, Inc.	38,075	3,981,122
TopBuild Corp. (a)	13,027	4,808,656
		8,789,778
Insurance 1.3%
RenaissanceRe Holdings Ltd.	18,465	4,225,346
IT Services 5.6%
GoDaddy, Inc., Class A (a)	81,789	8,723,615
MongoDB, Inc. (a)	22,940	9,187,929
		17,911,544

	Shares	Value
Common Stocks
Machinery 4.2%
Graco, Inc.	45,946	$ 3,919,194
Lincoln Electric Holdings, Inc.	18,886	4,196,847
Nordson Corp.	21,160	5,326,395
		13,442,436
Media 2.8%
New York Times Co. (The), Class A	123,117	5,978,562
Nexstar Media Group, Inc.	16,120	2,864,685
		8,843,247
Oil, Gas & Consumable Fuels 0.8%
EQT Corp.	76,049	2,692,135
Pharmaceuticals 0.2%
EyePoint Pharmaceuticals, Inc. (a)	27,020	727,649
Semiconductors & Semiconductor Equipment 5.7%
Entegris, Inc.	84,947	9,998,262
Lattice Semiconductor Corp. (a)	79,796	4,856,385
Power Integrations, Inc.	46,516	3,486,839
		18,341,486
Software 12.9%
ACI Worldwide, Inc. (a)	87,088	2,618,736
Braze, Inc., Class A (a)	55,865	3,019,503
Dolby Laboratories, Inc., Class A	54,088	4,499,040
Gitlab, Inc., Class A (a)	114,377	8,133,349
HubSpot, Inc. (a)	16,951	10,357,061
JFrog Ltd. (a)	147,631	4,802,436
Tyler Technologies, Inc. (a)	19,000	8,032,250
		41,462,375
Specialty Retail 1.7%
Lithia Motors, Inc.	18,270	5,386,909
Textiles, Apparel & Luxury Goods 3.0%
Deckers Outdoor Corp. (a)	5,597	4,218,627
Tapestry, Inc.	134,496	5,217,100
		9,435,727
Total Common Stocks (Cost $259,923,669)		300,796,634
Short-Term Investments 6.4%
Affiliated Investment Company 6.4%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	20,349,851	20,349,851

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 5.315% (c)(d)	9,350	$ 9,350
Total Short-Term Investments (Cost $20,359,201)		20,359,201
Total Investments (Cost $280,282,870)	100.3%	321,155,835
Other Assets, Less Liabilities	(0.3)	(887,751)
Net Assets	100.0%	$ 320,268,084

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $9,044. The Fund received cash collateral with a value of $9,350.
(c)	Current yield as of January 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 8,801	$ 68,620	$ (57,071)	$ —	$ —	$ 20,350	$ 140	$ —	20,350
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 300,796,634	$ —	$ —	$ 300,796,634
Short-Term Investments
Affiliated Investment Company	20,349,851	—	—	20,349,851
Unaffiliated Investment Company	9,350	—	—	9,350
Total Short-Term Investments	20,359,201	—	—	20,359,201
Total Investments in Securities	$ 321,155,835	$ —	$ —	$ 321,155,835

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay PineStone Global Equity Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Denmark 2.7%
Novo Nordisk A/S, Class B (Pharmaceuticals)	6,668	$ 761,554
France 4.0%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,357	1,128,618
India 1.7%
HDFC Bank Ltd., ADR (Banks)	8,485	470,833
Japan 2.8%
Keyence Corp. (Electronic Equipment, Instruments & Components)	1,767	792,636
Switzerland 4.6%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	4,934	736,647
Geberit AG (Registered) (Building Products)	925	533,945
		1,270,592
Taiwan 5.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	12,791	1,444,871
United Kingdom 7.6%
Diageo plc (Beverages)	17,479	628,663
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	8,671	822,268
Intertek Group plc (Professional Services)	5,656	320,892
Spirax-Sarco Engineering plc (Machinery)	2,880	362,487
		2,134,310
United States 70.2%
Alphabet, Inc., Class A (Interactive Media & Services) (a)	11,886	1,665,229
AutoZone, Inc. (Specialty Retail) (a)	525	1,450,118
Becton Dickinson & Co. (Health Care Equipment & Supplies)	2,246	536,367
Carrier Global Corp. (Building Products)	10,568	578,175
CME Group, Inc. (Capital Markets)	3,969	816,979
Graco, Inc. (Machinery)	7,332	625,420
Johnson & Johnson (Pharmaceuticals)	4,554	723,631
Kenvue, Inc. (Personal Care Products)	8,405	174,488
Mastercard, Inc., Class A (Financial Services)	3,130	1,406,090
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	472	565,074
Microsoft Corp. (Software)	5,481	2,179,136
Moody's Corp. (Capital Markets)	4,390	1,721,055
MSCI, Inc. (Capital Markets)	1,374	822,504
Nestle SA (Registered) (Food Products)	7,966	908,272
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	4,421	448,864
Oracle Corp. (Software)	6,477	723,481
Otis Worldwide Corp. (Machinery)	8,262	730,691
PepsiCo, Inc. (Beverages)	4,277	720,803
Sherwin-Williams Co. (The) (Chemicals)	2,830	861,395

	Shares	Value
Common Stocks
United States
TJX Cos., Inc. (The) (Specialty Retail)	10,188	$ 966,943
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,038	1,042,926
		19,667,641
Total Common Stocks (Cost $17,376,393)		27,671,055
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
United States 0.7%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	185,929	185,929
Total Short-Term Investment (Cost $185,929)		185,929
Total Investments (Cost $17,562,322)	99.5%	27,856,984
Other Assets, Less Liabilities	0.5	150,266
Net Assets	100.0%	$ 28,007,250

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 90	$ 2,301	$ (2,205)	$ —	$ —	$ 186	$ 3	$ —	186
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Denmark	$ —	$ 761,554	$ —	$ 761,554
France	—	1,128,618	—	1,128,618
Japan	—	792,636	—	792,636
Switzerland	—	1,270,592	—	1,270,592
United Kingdom	—	2,134,310	—	2,134,310
United States	18,759,369	908,272	—	19,667,641
All Other Countries	1,915,704	—	—	1,915,704
Total Common Stocks	20,675,073	6,995,982	—	27,671,055
Short-Term Investment
Affiliated Investment Company	185,929	—	—	185,929
Total Investments in Securities	$ 20,861,002	$ 6,995,982	$ —	$ 27,856,984

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay PineStone International Equity Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Australia 1.8%
Commonwealth Bank of Australia (Banks)	104,864	$ 8,035,110
Canada 3.2%
Canadian National Railway Co. (Ground Transportation)	111,409	13,819,172
Denmark 7.1%
Novo Nordisk A/S, Class B (Pharmaceuticals)	272,480	31,120,009
France 15.9%
Air Liquide SA (Chemicals)	87,577	16,415,331
EssilorLuxottica SA (Health Care Equipment & Supplies)	83,746	16,465,062
L'Oreal SA (Personal Care Products)	33,630	16,126,594
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	24,602	20,461,497
		69,468,484
Germany 4.8%
Rational AG (Machinery)	8,140	6,280,809
SAP SE (Software)	83,610	14,550,628
		20,831,437
India 1.8%
HDFC Bank Ltd., ADR (Banks)	141,518	7,852,834
Japan 7.0%
Keyence Corp. (Electronic Equipment, Instruments & Components)	35,520	15,933,462
Shimano, Inc. (Leisure Products)	59,321	8,541,527
Unicharm Corp. (Household Products)	178,511	6,163,131
		30,638,120
Netherlands 4.1%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	20,985	17,985,140
Switzerland 10.5%
Alcon, Inc. (Health Care Equipment & Supplies)	142,234	10,667,198
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	101,565	15,163,676
Geberit AG (Registered) (Building Products)	14,783	8,533,303
Schindler Holding AG (Machinery)	45,332	11,344,214
		45,708,391
Taiwan 6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	246,834	27,882,369
United Kingdom 24.1%
Ashtead Group plc (Trading Companies & Distributors)	133,314	8,727,373
Bunzl plc (Trading Companies & Distributors)	221,028	8,987,531
Diageo plc (Beverages)	381,511	13,721,729
Howden Joinery Group plc (Trading Companies & Distributors)	1,062,213	10,804,228

	Shares	Value
Common Stocks
United Kingdom
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	198,882	$ 18,859,911
Intertek Group plc (Professional Services)	147,510	8,368,951
London Stock Exchange Group plc (Capital Markets)	180,080	20,381,613
Spirax-Sarco Engineering plc (Machinery)	66,341	8,349,908
Unilever plc (Personal Care Products)	142,592	6,939,462
		105,140,706
United States 12.5%
Aon plc, Class A (Insurance)	26,787	7,994,045
Nestle SA (Registered) (Food Products)	207,016	23,603,674
Roche Holding AG (Pharmaceuticals)	24,576	7,021,798
S&P Global, Inc. (Capital Markets)	36,183	16,222,648
		54,842,165
Total Common Stocks (Cost $346,515,767)		433,323,937
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
United States 0.4%
MainStay U.S. Government Liquidity Fund, 5.25% (a)	1,862,198	1,862,198
Total Short-Term Investment (Cost $1,862,198)		1,862,198
Total Investments (Cost $348,377,965)	99.6%	435,186,135
Other Assets, Less Liabilities	0.4	1,758,086
Net Assets	100.0%	$ 436,944,221

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of January 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,961	$ 38,541	$ (38,640)	$ —	$ —	$ 1,862	$ 26	$ —	1,862
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 8,035,110	$ —	$ 8,035,110
Denmark	—	31,120,009	—	31,120,009
France	—	69,468,484	—	69,468,484
Germany	—	20,831,437	—	20,831,437
Japan	—	30,638,120	—	30,638,120
Netherlands	—	17,985,140	—	17,985,140
Switzerland	—	45,708,391	—	45,708,391
United Kingdom	—	105,140,706	—	105,140,706
United States	24,216,693	30,625,472	—	54,842,165
All Other Countries	49,554,375	—	—	49,554,375
Total Common Stocks	73,771,068	359,552,869	—	433,323,937
Short-Term Investment
Affiliated Investment Company	1,862,198	—	—	1,862,198
Total Investments in Securities	$ 75,633,266	$ 359,552,869	$ —	$ 435,186,135

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay PineStone U.S. Equity Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.6%
Beverages 3.8%
PepsiCo, Inc.	81,509	$ 13,736,712
Building Products 2.5%
Carrier Global Corp.	169,234	9,258,792
Capital Markets 15.5%
CME Group, Inc.	55,970	11,520,865
FactSet Research Systems, Inc.	20,397	9,707,340
Moody's Corp.	59,267	23,235,035
MSCI, Inc.	20,134	12,052,615
		56,515,855
Chemicals 7.4%
Linde plc	34,488	13,961,777
Sherwin-Williams Co. (The)	42,842	13,040,248
		27,002,025
Financial Services 5.2%
Mastercard, Inc., Class A	42,406	19,050,047
Health Care Equipment & Supplies 2.2%
Becton Dickinson & Co.	33,696	8,046,942
Health Care Providers & Services 5.5%
UnitedHealth Group, Inc.	39,133	20,025,921
Household Products 1.5%
Colgate-Palmolive Co.	63,353	5,334,323
Interactive Media & Services 6.9%
Alphabet, Inc., Class A (a)	180,319	25,262,692
Life Sciences Tools & Services 2.4%
Mettler-Toledo International, Inc. (a)	7,430	8,895,122
Machinery 7.4%
Graco, Inc.	113,802	9,707,311
Middleby Corp. (The) (a)	52,623	7,423,527
Otis Worldwide Corp.	108,958	9,636,245
		26,767,083
Personal Care Products 0.9%
Kenvue, Inc.	160,014	3,321,891

	Shares	Value
Common Stocks
Pharmaceuticals 3.5%
Johnson & Johnson	79,077	$ 12,565,335
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	53,528	10,296,646
Software 15.4%
Adobe, Inc. (a)	16,914	10,449,131
Microsoft Corp.	87,777	34,898,380
Oracle Corp.	95,643	10,683,323
		56,030,834
Specialty Retail 13.7%
AutoZone, Inc. (a)	8,301	22,928,441
Lowe's Cos., Inc.	65,067	13,848,860
TJX Cos., Inc. (The)	139,011	13,193,534
		49,970,835
Textiles, Apparel & Luxury Goods 2.0%
NIKE, Inc., Class B	71,636	7,273,203
Total Common Stocks (Cost $306,485,990)		359,354,258
Short-Term Investment 1.1%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	3,877,095	3,877,095
Total Short-Term Investment (Cost $3,877,095)		3,877,095
Total Investments (Cost $310,363,085)	99.7%	363,231,353
Other Assets, Less Liabilities	0.3	1,124,996
Net Assets	100.0%	$ 364,356,349

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2024.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 881	$ 130,417	$ (127,421)	$ —	$ —	$ 3,877	$ 58	$ —	3,877
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 359,354,258	$ —	$ —	$ 359,354,258
Short-Term Investment
Affiliated Investment Company	3,877,095	—	—	3,877,095
Total Investments in Securities	$ 363,231,353	$ —	$ —	$ 363,231,353

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds Trust
Notes to Portfolios of Investments January 31, 2024 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the MainStay Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2024, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of January 31, 2024, and can change at any time.